                     AIM DIVERSIFIED DIVIDEND FUND

                     May 2, 2003




                     Prospectus

                     AIM Diversified Dividend Fund seeks to provide growth of capital and, secondarily, current income.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Return                                  2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet these objectives by investing, normally, at least 80% of its assets in dividend-paying equity securities. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

    The fund may invest up to 20% of assets in master limited partnerships or in investment-grade debt securities of U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting investments, the portfolio managers seek stocks that have paid consistent or increasing dividends. The portfolio managers focus on the financial health and profit sustainability of the company issuing the stock, and select stocks that offer the most total return potential from price appreciation and dividend return. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Class A shares. The bar chart does not reflect sales loads. If it did, the annual total return shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2002...................................................................  -12.90%


    During the period shown in the bar chart, the highest quarterly return was 5.58% (quarter ended December 31, 2002) and the lowest quarterly return was -14.15% (quarter ended September 30, 2002).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended December 31,                        SINCE      INCEPTION
2002)                                    1 YEAR           INCEPTION      DATE
--------------------------------------------------------------------------------
Class A                                                                 12/31/01
  Return Before Taxes                     (17.67)%         (17.76)%
  Return After Taxes on Distributions     (17.67)          (17.76)
  Return After Taxes on Distributions
    and Sale of Fund Shares               (10.85)          (10.85)
Class B                                                                 12/31/01
  Return Before Taxes                     (17.73)          (17.73)
Class C                                                                 12/31/01
  Return Before Taxes                     (14.36)          (14.36)
--------------------------------------------------------------------------------
S&P 500 Index(1)                          (22.09)          (22.09)(4)   12/31/01(4)
Russell 1000--Registered Trademark--
  Index(2)                                (21.65)          (21.65)(4)   12/31/01(4)
Lipper Large-Cap Core Fund Index(3)       (21.23)          (21.23)(4)   12/31/01(4)
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for Class B and C shares will vary.

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(2) The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(3) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of the purchase and have an average price-to-earnings ratio, price to book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.
(4) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                     CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering
price)                                                 5.50%    None      None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is less)                None(1,2)  5.00%   1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                    CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
Management Fees                                       0.75%     0.75%     0.75%

Distribution and/or Service (12b-1) Fees              0.35      1.00      1.00

Other Expenses                                        3.16      3.16      3.16

Total Annual Fund Operating Expenses                  4.26      4.91      4.91

Fee Waivers(4)                                        2.76      2.76      2.76

Net Expenses                                          1.50      2.15      2.15
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.50% (e.g. if AIM waives 2.76% of Class A expenses, AIM will also waive 2.76% of Class B and Class C expenses). The expense limitation agreement is in effect from May 2, 2003 through June 30, 2003.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $954    $1,771    $2,600     $4,728
Class B                                      991     1,775     2,661      4,807
Class C                                      591     1,475     2,461      4,932
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $954    $1,771    $2,600     $4,728
Class B                                      491     1,475     2,461      4,807
Class C                                      491     1,475     2,461      4,932
--------------------------------------------------------------------------------

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 0.75% of the first $1 billion of average daily net assets, 0.70% of average daily net assets over $1 billion and including $2 billion and 0.625% of average daily net assets over $2 billion. During the fiscal year ended October 31, 2002, the advisor received no compensation due to voluntary expense limitation arrangements between the advisor and the fund.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Meggan M. Walsh (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1991.

- J. Philip Ferguson, Senior Investment Officer, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1986 to 2000, he was Managing Partner of Beutel, Goodman Capital Management.

    They are assisted by the Balanced Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Large Cap Core Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, quarterly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for fiscal period ended 2002 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                   CLASS A
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 OCTOBER 31,
                                                                    2002
-------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.03)(a)
-------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (1.27)
===============================================================================
    Total from investment operations                                 (1.30)
===============================================================================
Net asset value, end of period                                     $  8.70
_______________________________________________________________________________
===============================================================================
Total return(b)                                                     (13.00)%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $ 7,834
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    1.75%(c)
-------------------------------------------------------------------------------
  Without fee waivers                                                 4.26%(c)
===============================================================================
Ratio of net investment income (loss) to average net assets          (0.34)%(c)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate                                                 42%
_______________________________________________________________________________
===============================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with general accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,217,599.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                   CLASS B
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 OCTOBER 31,
                                                                    2002
-------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.08)(a)
-------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (1.27)
===============================================================================
    Total from investment operations                                 (1.35)
===============================================================================
Net asset value, end of period                                     $  8.65
_______________________________________________________________________________
===============================================================================
Total return(b)                                                     (13.50)%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $ 7,100
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    2.40%(c)
-------------------------------------------------------------------------------
  Without fee waivers                                                 4.91%(c)
===============================================================================
Ratio of net investment income (loss) to average net assets          (0.99)%(c)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate                                                 42%
_______________________________________________________________________________
===============================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with general accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,090,223.

                                                                   CLASS C
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 OCTOBER 31,
                                                                    2002
-------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.08)(a)
-------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (1.27)
===============================================================================
    Total from investment operations                                 (1.35)
===============================================================================
Net asset value, end of period                                     $  8.65
_______________________________________________________________________________
===============================================================================
Total return(b)                                                     (13.50)%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $ 1,116
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    2.40%(c)
-------------------------------------------------------------------------------
  Without fee waivers                                                 4.91%(c)
===============================================================================
Ratio of net investment income (loss) to average net assets          (0.99)%(c)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate                                                 42%
_______________________________________________________________________________
===============================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with general accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $750,568.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via our
                          website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM DIVERSIFIED DIVIDEND FUND
 SEC 1940 Act file number: 811-1424
------------------------------------

AIMinvestments.com               DDI-PRO-1

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                AIM EQUITY FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                               -------------------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM EQUITY FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 2, 2003, RELATES TO THE CLASS A, CLASS B AND CLASS C SHARES OF THE FOLLOWING PROSPECTUSES:

             FUND                                                     DATED

    AIM BASIC VALUE II FUND                                        MARCH 3, 2003
    AIM CORE STRATEGIES FUND                                       MARCH 3, 2003
AIM DENT DEMOGRAPHIC TRENDS FUND                                   MARCH 3, 2003
 AIM DIVERSIFIED DIVIDEND FUND                                      MAY 2, 2003

      AIM U.S. GROWTH FUND                                         MARCH 3, 2003

THIS STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2003, RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF THE FOLLOWING PROSPECTUSES:

            FUND                                         DATED

  AIM AGGRESSIVE GROWTH FUND                         MARCH 3, 2003
      AIM BLUE CHIP FUND                             MARCH 3, 2003
 AIM CAPITAL DEVELOPMENT FUND                        MARCH 3, 2003
       AIM CHARTER FUND                              MARCH 3, 2003
    AIM CONSTELLATION FUND                           MARCH 3, 2003
AIM LARGE CAP BASIC VALUE FUND                       MARCH 3, 2003
  AIM LARGE CAP GROWTH FUND               MARCH 3, 2003, AS REVISED MAY 1, 2003
   AIM MID CAP GROWTH FUND                           MARCH 3, 2003
     AIM WEINGARTEN FUND                             MARCH 3, 2003

                                AIM EQUITY FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                                   PAGE
GENERAL INFORMATION ABOUT THE TRUST..............................................................................    1
         Fund History............................................................................................    1
         Shares of Beneficial Interest...........................................................................    1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS.........................................................    3
         Classification..........................................................................................    3
         Investment Strategies and Risks.........................................................................    3
                  Equity Investments.............................................................................    7
                  Foreign Investments............................................................................    7
                  Debt Investments...............................................................................    9
                  Other Investments..............................................................................   10
                  Investment Techniques..........................................................................   11
                  Derivatives....................................................................................   15
                  Additional Securities or Investment Techniques.................................................   21
         Fund Policies...........................................................................................   22
         Temporary Defensive Positions...........................................................................   25

MANAGEMENT OF THE TRUST..........................................................................................   25
         Board of Trustees.......................................................................................   25
         Management Information..................................................................................   25
                  Trustee Ownership of Fund Shares...............................................................   26
                  Factors Considered in Approving the Investment Advisory Agreement..............................   26
         Compensation............................................................................................   27
                  Retirement Plan For Trustees...................................................................   27
                  Deferred Compensation Agreements...............................................................   28
                  Purchase of Class A Shares of the Funds at Net Asset Value.....................................   28
         Codes of Ethics.........................................................................................   28

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................   28

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................   29
         Investment Advisor......................................................................................   29
         Investment Sub-Advisor..................................................................................   31
         Service Agreements......................................................................................   32
         Other Service Providers.................................................................................   32

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................   33
         Brokerage Transactions..................................................................................   33
         Commissions.............................................................................................   33
         Brokerage Selection.....................................................................................   34
         Directed Brokerage (Research Services)..................................................................   35
         Regular Brokers or Dealers..............................................................................   35
         Allocation of Portfolio Transactions....................................................................   35
         Allocation of Initial Public Offering ("IPO") Transactions..............................................   35

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................   36
         Purchase and Redemption of Shares.......................................................................   36
         Offering Price..........................................................................................   52
         Redemption In Kind......................................................................................   53
         Backup Withholding......................................................................................   53

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................   54
         Dividends and Distributions.............................................................................   54
         Tax Matters.............................................................................................   55

DISTRIBUTION OF SECURITIES.......................................................................................   62
         Distribution Plans......................................................................................   62
         Distributor.............................................................................................   64

CALCULATION OF PERFORMANCE DATA..................................................................................   65

APPENDICES:
RATINGS OF DEBT SECURITIES.......................................................................................  A-1
TRUSTEES AND OFFICERS............................................................................................  B-1
TRUSTEE COMPENSATION TABLE.......................................................................................  C-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................  D-1
MANAGEMENT FEES..................................................................................................  E-1
ADMINISTRATIVE SERVICES FEES.....................................................................................  F-1
BROKERAGE COMMISSIONS............................................................................................  G-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF
REGULAR BROKERS OR DEALERS.......................................................................................  H-1
AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS..........................................  I-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS....................................................  J-1
TOTAL SALES CHARGES..............................................................................................  K-1
PERFORMANCE DATA.................................................................................................  L-1
FINANCIAL STATEMENTS.............................................................................................   FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Equity Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of fifteen separate portfolios: AIM Aggressive Growth Fund, AIM Basic Value II Fund (which is not currently offered to the public), AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Core Strategies Fund, AIM Dent Demographic Trends Fund, AIM Diversified Dividend Fund, AIM Emerging Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund, AIM U.S. Growth Fund (which is not currently offered to the public), and AIM Weingarten Fund (each a "Fund" and collectively, the "Funds"). Under an Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally organized on May 19, 1988 as a Maryland corporation. The Trust reorganized as a Delaware business trust on June 21, 2000. The following Funds were included in the reorganization: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM Emerging Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund. All historical and other information contained in this Statement of Additional Information for periods prior to June 21, 2000 relating to the Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). AIM Basic Value II Fund, AIM Core Strategies Fund , AIM Diversified Dividend Fund and AIM U.S. Growth Fund commenced operations as series of the Trust. Prior to May 2, 2003, AIM Diversified Dividend Fund was known as AIM Large Cap Core Equity Fund.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund, other than AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund, offers three separate classes of shares: Class A shares, Class B shares and Class C shares. AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund and AIM Mid Cap Growth Fund offer four separate classes of shares:
Class A shares, Class B shares, Class C shares and Class R shares. AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund offer five separate classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. This Statement of Additional Information relates solely to the Class A, Class B, Class C and, if applicable, Class R shares of the Funds. The Institutional Class shares of AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund are intended for use by certain eligible institutional investors. Shares of the Institutional Class of AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), retirement plans, defined benefit plans, endowments, foundations, defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization), and platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement.

         Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Funds' distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds other than AIM Emerging Growth Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                                AIM EQUITY FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-----------------------------------------------------------------------------------------------------------------------------
\     FUND
 \
  \
   \
    \
     \
      \
       \                      AIM                                                              AIM
        \            AIM     BASIC  AIM       AIM                                 AIM          DENT         AIM        AIM
SECURITY/\       AGGRESSIVE  VALUE  BLUE    CAPITAL      AIM         AIM          CORE     DEMOGRAPHIC  DIVERSIFIED  EMERGING
INVESTMENT\        GROWTH     II    CHIP  DEVELOPMENT  CHARTER  CONSTELLATION  STRATEGIES     TRENDS      DIVIDEND    GROWTH
TECHNIQUE  \        FUND     FUND   FUND     FUND       FUND        FUND          FUND         FUND         FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                      EQUITY INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Common
Stock                X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Preferred
Stock                X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Convertible
Securities           X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Alternative
Entity
Securities           X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
                                                      FOREIGN INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Foreign
Securities           X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Foreign
Government
Obligations          X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Foreign
Exchange
Transactions         X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
                                               DEBT INVESTMENTS FOR EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------
U.S.
Government
Obligations          X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets        X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Investment
Grade
Corporate Debt
Obligations          X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Junk Bonds
-----------------------------------------------------------------------------------------------------------------------------
                                                       OTHER INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
REITs                X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Other
Investment
Companies            X         X     X         X          X           X            X            X             X         X
-----------------------------------------------------------------------------------------------------------------------------
Defaulted
Securities
-----------------------------------------------------------------------------------------------------------------------------
Municipal
Forward
Contracts
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------
\     FUND
 \
  \
   \
    \
     \
      \              AIM
       \            LARGE    AIM      AIM
        \            CAP    LARGE     MID       AIM
SECURITY/\          BASIC    CAP      CAP       U.S.         AIM
INVESTMENT\         VALUE   GROWTH   GROWTH    GROWTH     WEINGARTEN
TECHNIQUE  \         FUND    FUND     FUND      FUND         FUND
--------------------------------------------------------------------
                          EQUITY INVESTMENTS
--------------------------------------------------------------------
Common
Stock                 X       X        X         X            X
--------------------------------------------------------------------
Preferred
Stock                 X       X        X         X            X
--------------------------------------------------------------------
Convertible
Securities            X       X        X         X            X
--------------------------------------------------------------------
Alternative
Entity
Securities            X       X        X         X            X
--------------------------------------------------------------------
                         FOREIGN INVESTMENTS
--------------------------------------------------------------------
Foreign
Securities            X       X        X         X            X
--------------------------------------------------------------------
Foreign
Government
Obligations           X       X        X         X            X
--------------------------------------------------------------------
Foreign
Exchange
Transactions          X       X        X         X            X
--------------------------------------------------------------------
                  DEBT INVESTMENTS FOR EQUITY FUNDS
--------------------------------------------------------------------
U.S.
Government
Obligations           X       X        X         X            X
--------------------------------------------------------------------
Liquid Assets         X       X        X         X            X
--------------------------------------------------------------------
Investment
Grade
Corporate Debt
Obligations           X       X        X         X            X
--------------------------------------------------------------------
Junk Bonds
--------------------------------------------------------------------
                          OTHER INVESTMENTS
--------------------------------------------------------------------
REITs                 X       X        X         X            X
--------------------------------------------------------------------
Other
Investment
Companies             X       X        X         X            X
--------------------------------------------------------------------
Defaulted
Securities
--------------------------------------------------------------------
Municipal
Forward
Contracts
--------------------------------------------------------------------

                                AIM EQUITY FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-----------------------------------------------------------------------------------------------------------------------------
\    FUND
 \
  \
   \
    \
     \
      \
       \                      AIM                                                              AIM
        \            AIM     BASIC  AIM       AIM                                 AIM          DENT         AIM        AIM
SECURITY/\       AGGRESSIVE  VALUE  BLUE    CAPITAL      AIM         AIM          CORE     DEMOGRAPHIC  DIVERSIFIED  EMERGING
INVESTMENT\        GROWTH     II    CHIP  DEVELOPMENT  CHARTER  CONSTELLATION  STRATEGIES     TRENDS      DIVIDEND    GROWTH
TECHNIQUE  \        FUND     FUND   FUND     FUND       FUND        FUND          FUND         FUND         FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Variable or
Floating Rate
Instruments
-----------------------------------------------------------------------------------------------------------------------------
Indexed
Securities
-----------------------------------------------------------------------------------------------------------------------------
Zero-Coupon
and
Pay-in-Kind
Securities
-----------------------------------------------------------------------------------------------------------------------------
Synthetic
Municipal
Instruments
-----------------------------------------------------------------------------------------------------------------------------
                                                     INVESTMENT TECHNIQUES
-----------------------------------------------------------------------------------------------------------------------------
Delayed
Delivery
Transactions         X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
When-Issued
Securities           X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Short Sales          X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Margin
Transactions
-----------------------------------------------------------------------------------------------------------------------------
Swap Agreements      X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Interfund Loans      X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Borrowing            X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Lending
Portfolio
Securities           X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Repurchase
Agreements           X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Reverse
Repurchase
Agreements                                                X                        X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Dollar Rolls                   X
-----------------------------------------------------------------------------------------------------------------------------
Illiquid
Securities           X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Rule 144A
Securities           X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Unseasoned
Issuers                                                   X                        X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------
\     FUND
 \
  \
   \
    \
     \
      \              AIM
       \            LARGE    AIM      AIM
        \            CAP    LARGE     MID       AIM
SECURITY/\          BASIC    CAP      CAP       U.S.         AIM
INVESTMENT\         VALUE   GROWTH   GROWTH    GROWTH     WEINGARTEN
TECHNIQUE  \         FUND    FUND     FUND      FUND         FUND
--------------------------------------------------------------------
--------------------------------------------------------------------
Variable or
Floating Rate
Instruments
--------------------------------------------------------------------
Indexed
Securities
--------------------------------------------------------------------
Zero-Coupon
and
Pay-in-Kind
Securities
--------------------------------------------------------------------
Synthetic
Municipal
Instruments
--------------------------------------------------------------------
                        INVESTMENT TECHNIQUES
--------------------------------------------------------------------
Delayed
Delivery
Transactions          X       X        X         X            X
--------------------------------------------------------------------
When-Issued
Securities            X       X        X         X            X
--------------------------------------------------------------------
Short Sales           X       X        X         X            X
--------------------------------------------------------------------
Margin
Transactions
--------------------------------------------------------------------
Swap Agreements       X       X        X         X            X
--------------------------------------------------------------------
Interfund Loans       X       X        X         X            X
--------------------------------------------------------------------
Borrowing             X       X        X         X            X
--------------------------------------------------------------------
Lending
Portfolio
Securities            X       X        X         X            X
--------------------------------------------------------------------
Repurchase
Agreements            X       X        X         X            X
--------------------------------------------------------------------
Reverse
Repurchase
Agreements            X                X
--------------------------------------------------------------------
Dollar Rolls
--------------------------------------------------------------------
Illiquid
Securities            X       X        X         X            X
--------------------------------------------------------------------
Rule 144A
Securities            X       X        X         X            X
--------------------------------------------------------------------
Unseasoned
Issuers               X                X         X
--------------------------------------------------------------------

                                AIM EQUITY FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-----------------------------------------------------------------------------------------------------------------------------
\     FUND
 \
  \
   \
    \
     \
      \
       \                      AIM                                                              AIM
        \            AIM     BASIC  AIM       AIM                                 AIM          DENT         AIM        AIM
SECURITY/\       AGGRESSIVE  VALUE  BLUE    CAPITAL      AIM         AIM          CORE     DEMOGRAPHIC  DIVERSIFIED  EMERGING
INVESTMENT\        GROWTH     II    CHIP  DEVELOPMENT  CHARTER  CONSTELLATION  STRATEGIES     TRENDS      DIVIDEND    GROWTH
TECHNIQUE  \        FUND     FUND   FUND     FUND       FUND        FUND          FUND         FUND         FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------
Sale of Money
Market
Securities
-----------------------------------------------------------------------------------------------------------------------------
Standby
Commitments
-----------------------------------------------------------------------------------------------------------------------------
                                                          DERIVATIVES
-----------------------------------------------------------------------------------------------------------------------------
Equity-Linked
Derivatives          X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Put Options          X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Call Options         X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Straddles            X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Warrants             X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Futures
Contracts and
Options on
Futures
Contracts            X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Forward
Currency
Contracts            X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Cover                X         X     X         X          X           X            X            X            X          X
-----------------------------------------------------------------------------------------------------------------------------
                                        ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
-----------------------------------------------------------------------------------------------------------------------------
Special
Situations                                                            X
-----------------------------------------------------------------------------------------------------------------------------
Privatizations                 X
-----------------------------------------------------------------------------------------------------------------------------
Commercial
Bank
Obligations                    X
-----------------------------------------------------------------------------------------------------------------------------
Master Limited
Partnerships                                                                                                 X
-----------------------------------------------------------------------------------------------------------------------------

\     FUND
 \
  \
   \
    \
     \
      \              AIM
       \            LARGE    AIM      AIM
        \            CAP    LARGE     MID       AIM
SECURITY/\          BASIC    CAP      CAP       U.S.         AIM
INVESTMENT\         VALUE   GROWTH   GROWTH    GROWTH     WEINGARTEN
TECHNIQUE  \         FUND    FUND     FUND      FUND         FUND
--------------------------------------------------------------------
Sale of Money
Market
Securities
--------------------------------------------------------------------
Standby
Commitments
--------------------------------------------------------------------
                             DERIVATIVES
--------------------------------------------------------------------
Equity-Linked
Derivatives           X       X        X         X            X
--------------------------------------------------------------------
Put Options           X       X        X         X            X
--------------------------------------------------------------------
Call Options          X       X        X         X            X
--------------------------------------------------------------------
Straddles             X       X        X         X            X
--------------------------------------------------------------------
Warrants              X       X        X         X            X
--------------------------------------------------------------------
Futures
Contracts and
Options on
Futures
Contracts             X       X        X         X            X
--------------------------------------------------------------------
Forward
Currency
Contracts             X       X        X         X           X
--------------------------------------------------------------------
Cover                 X       X        X         X           X
--------------------------------------------------------------------
            ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
--------------------------------------------------------------------
Special
Situations
--------------------------------------------------------------------
Privatizations
--------------------------------------------------------------------
Commercial
Bank
Obligations
--------------------------------------------------------------------
Master Limited
Partnerships
--------------------------------------------------------------------

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund. AIM Blue Chip Fund does not intend to invest more than 10% of its total assets in convertible securities.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest up to 25% of its total assets in foreign securities, except that each of AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund may invest up to 20% of its total assets in foreign securities, and AIM U.S. Growth Fund may invest up to 20% of its net assets in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) has replaced its local currency with the euro effective January 1, 2002.

         Risks of Developing Countries. The Funds, except for AIM Dent Demographic Trends Fund, may each invest up to 5% and AIM Dent Demographic Trends Fund may invest up to 10% of their total assets in securities of companies located in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds".

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward currency contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate. AIM Blue Chip Fund will not invest in non-convertible corporate debt securities rated below investment grade by Standard and Poor's ratings Services ("S&P") and Moody's Investors Services ("Moody's") or in unrated non-convertible corporate debt securities believed by the Funds' Investment advisor to be below investment grade quality.

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITs"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique except for AIM Constellation Fund.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

AIM Charter Fund may enter into repurchase agreements (at any time up to 50% of its total net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options, it may be required to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover the transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options, it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover".

         STRADDLES. The Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

         SPECIAL SITUATIONS. AIM Constellation Fund may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimated period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than in ordinary investment securities.

                  PRIVATIZATIONS. AIM Basic Value II Fund may invest in privatizations. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intend to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

         COMMERCIAL BANK OBLIGATIONS. For the purpose of AIM Basic Value II Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of

U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

         MASTER LIMITED PARTNERSHIPS ("MLPs"). AIM Diversified Dividend Fund may invest in MLPs. MLPs are securities through which the operating results of businesses are passed on to unitholders of MLPs. Operating earnings flow directly to the unitholders in the form of cash distributions. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that AIM Emerging Growth Fund is not subject to restriction (1). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM and certain Funds' sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except AIM Emerging Growth Fund is not subject to restriction (1). They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33?% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. Other than AIM Constellation Fund, the Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. AIM Constellation Fund may not purchase additional securities when any borrowings from an AIM Advised Fund are outstanding. Each other Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33?% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:

         (1) AIM Blue Chip Fund normally invests at least 80% of its assets in securities of blue chip companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Mid Cap Growth Fund normally invests at least 80% of its assets in securities of mid-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (3) AIM Large Cap Basic Value Fund normally invests at least 80% of its assets in securities of large-capitalization companies that offer potential for capital growth, and may offer potential for current income. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (4) AIM Large Cap Growth Fund normally invests at least 80% of its assets in securities of large-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (5) AIM Diversified Dividend Fund normally invests at least 80% of its assets in dividend-paying equity securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (6) AIM U.S. Growth Fund normally invests at least 80% of its assets in core growth securities of market-leading U.S. companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (7) The amount AIM Constellation Fund may borrow will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of AIM Constellation Fund's assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. AIM Constellation Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so. Any investment gains made by AIM Constellation Fund with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of AIM Constellation Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by AIM Constellation Fund, the net asset value of AIM Constellation Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Miss Ruth H. Quigley. The Audit Committee is responsible for: (1) the appointment, compensation and oversight of any independent auditors employed by each Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to each Fund by its independent auditors. During the fiscal year ended October 31, 2002, the Audit Committee held six meetings.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Pennock and Sklar (Chair), Carl Frischling, Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended October 31, 2002, the Investments Committee held four meetings.

         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's

Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation;
(iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended October 31, 2002, the Valuation Committee held one meeting.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees;
(ii) nominating persons who are not interested persons of the Fund for selection as, members of each committee of the Board, including without limitation, the Audit Committee, the Committee on Directors/Trustees, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any , to the Audit Committee of the Fund. During the fiscal year ended October 31, 2002, the Committee on Directors/Trustees held five meetings.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

         The advisory agreement with AIM was re-approved for each Fund other than AIM Basic Value II Fund and AIM U.S. Growth Fund by the Trust's Board at a meeting held on May 14-15, 2002, and was initially approved for AIM Basic Value II Fund and AIM U.S. Growth Fund by the Trust's Board at a meeting held on June 11-12, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and their respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.

Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS

         AIM, the Trust, AIM Distributors, A I M Capital Management, Inc. (the "Sub-Advisor") and H.S. Dent Advisors, Inc. (the "Sub-Advisor") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor(s) to the Funds are not exclusive and AIM and the sub-advisor(s) are free to render investment advisory services to others, including other investment companies.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

-----------------------------------------------------------------------------------------------------------------
         FUND NAME                                                  NET ASSETS                        ANNUAL RATE
-----------------------------------------------------------------------------------------------------------------
AIM Aggressive Growth Fund                                   First $150 million                           0.80%
                                                             Amount over $150 million                    0.625%
--------------------------------------------------------------------------------------------------------------

AIM Blue Chip Fund*                                          First $350 million                           0.75%
                                                             Amount over $350 million                    0.625%
--------------------------------------------------------------------------------------------------------------

AIM Capital Development Fund                                 First $350 million                           0.75%
                                                             Amount over $350 million                    0.625%
--------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         FUND NAME                                                  NET ASSETS                        ANNUAL RATE
-----------------------------------------------------------------------------------------------------------------
AIM Charter Fund*                                            First $30 million                            1.00%
AIM Constellation Fund*                                      Next $120 million                            0.75%
                                                             Amount over $150 million                    0.625%
--------------------------------------------------------------------------------------------------------------

AIM Basic Value II Fund                                      First $1 billion                             0.75%
AIM U.S. Growth Fund                                         Next $1 billion                              0.70%
                                                             Amount over $2 billion                       0.65%
--------------------------------------------------------------------------------------------------------------

AIM Core Strategies Fund                                     First $1 billion                             0.75%
AIM Diversified Dividend Fund                                Next $1 billion                              0.70%
                                                             Amount over $2 billion                      0.625%
--------------------------------------------------------------------------------------------------------------

AIM Dent Demographic Trends Fund                             First $2 billion                             0.85%
                                                             Amount over $2 billion                       0.80%
--------------------------------------------------------------------------------------------------------------

AIM Emerging Growth Fund                                     First $1 billion                             0.85%
                                                             Amount over $1 billion                       0.80%
--------------------------------------------------------------------------------------------------------------

AIM Large Cap Basic Value Fund                               First $1 billion                             0.60%
                                                             Next $1 billion                             0.575%
                                                             Amount over $2 billion                       0.55%
--------------------------------------------------------------------------------------------------------------

AIM Large Cap Growth Fund                                    First $1 billion                             0.75%
                                                             Next $1 billion                              0.70%
                                                             Amount over $2 billion                      0.625%
--------------------------------------------------------------------------------------------------------------

AIM Mid Cap Growth Fund                                      First $1 billion                             0.80%
                                                             Amount over $1 billion                       0.75%
--------------------------------------------------------------------------------------------------------------

AIM Weingarten Fund*                                         First $30 million                            1.00%
                                                             Next $320 million                            0.75%
                                                             Amount over $350 million                    0.625%
--------------------------------------------------------------------------------------------------------------

* See currently effective fee disclosure below.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive advisory fees payable by AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.

         AIM contractually agreed, effective May 2, 2003 through June 30, 2003, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Diversified Dividend Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.50% (e.g., if AIM waives 2.76% of Class A expenses, AIM will also waive 2.76% of Class B and Class C expenses).

         AIM has voluntarily agreed, effective July 1, 2002, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated

Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. See "Other Investments - Other Investment Companies."

INVESTMENT SUB-ADVISOR

         AIM has entered into a Master Sub-Advisory contract with A I M Capital Management, Inc. ("AIM Capital") to provide investment sub-advisory services to AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. AIM Capital is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). AIM Capital is a wholly owned subsidiary of AIM.

         For the services to be rendered by AIM Capital, under its Master Sub-Advisory Contract, AIM will pay to AIM Capital a fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.50% of AIM's compensation of the sub-advised assets per year, for each of the AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund.

         AIM has entered into a Master Sub-Advisory Agreement with H.S. Dent Advisors, Inc. ("Dent Advisors") to provide investment sub-advisory services to AIM Dent Demographic Trends Fund. Dent Advisors is registered as an investment advisor under the Advisers Act. The Fund is managed by investment managers who utilize Dent Advisors' research and analysis regarding economic and demographic trends.

         For the services to be rendered by Dent Advisors under its Master Sub-Advisory Contract, the Advisor will pay to Dent Advisors a fee which will be computed daily and paid as of the last day of each month on the basis of the AIM Dent Demographic Trends Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.13% of the first $1 billion of AIM Dent Demographic Trends Fund's average daily net assets, plus 0.10% of the Fund's average daily net assets in excess of $1 billion to and including $2 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets in excess of $2 billion.

         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended October 31 are found in Appendix E.

         SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended October 31 are found in Appendix F.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds) and AFS pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities' depositories in a country; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected Ernst & Young LLP, 1401 McKinney, Suite 1200, Houston, Texas 77010, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         Each Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, each Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS

         AIM and/or the Sub-Advisor makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended October 31 are found in Appendix G.

COMMISSIONS

         During the last three fiscal years ended October 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various

AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended October 31, 2002 are found in Appendix H.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended October 31, 2002 is found in Appendix H.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving 40 basis point allocation (founded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS

AIM Aggressive Growth Fund                                    AIM Large Cap Basic Value Fund
AIM Asia Pacific Growth Fund                                  AIM Large Cap Growth Fund
AIM Basic Value Fund                                          AIM Libra Fund
AIM Blue Chip Fund                                            AIM Mid Cap Basic Value Fund
AIM Capital Development Fund                                  AIM Mid Cap Core Equity Fund
AIM Charter Fund                                              AIM Mid Cap Growth Fund
AIM Constellation Fund                                        AIM New Technology Fund
AIM Dent Demographic Trends Fund                              AIM Opportunities I Fund
AIM Diversified Dividend Fund                                 AIM Opportunities II Fund
AIM Emerging Growth Fund                                      AIM Opportunities III Fund
AIM European Growth Fund                                      AIM Premier Equity Fund
AIM European Small Company Fund                               AIM Premier Equity II Fund
AIM Global Utilities Fund                                     AIM Select Equity Fund
AIM Global Value Fund                                         AIM Small Cap Equity Fund
AIM International Core Equity Fund                            AIM Small Cap Growth Fund
AIM International Emerging Growth Fund                        AIM Weingarten Fund
AIM International Growth Fund

                                                                                   Dealer
                                                   Investor's Sales Charge       Concession
                                                   -----------------------       ----------

                                                      As a          As a            As a
                                                   Percentage    Percentage      Percentage
                                                  of the Public  of the Net     of the Public
     Amount of Investment in                        Offering       Amount         Offering
      Single Transaction(1)                          Price        Invested          Price
      ---------------------                       -------------  ----------     -------------
             Less than $   25,000                     5.50%         5.82%           4.75%
$ 25,000 but less than $   50,000                     5.25          5.54            4.50
$ 50,000 but less than $  100,000                     4.75          4.99            4.00
$100,000 but less than $  250,000                     3.75          3.90            3.00
$250,000 but less than $  500,000                     3.00          3.09            2.50
$500,000 but less than $1,000,000                     2.00          2.04            1.60

(1) AIM Opportunities I Fund will not accept any single purchase in excess of $250,000.

CATEGORY II FUNDS

AIM Balanced Fund                                             AIM Global Trends Fund
AIM Basic Balanced Fund                                       AIM High Income Municipal Fund
AIM Developing Markets Fund                                   AIM High Yield Fund
AIM Global Aggressive Growth Fund                             AIM High Yield Fund II
AIM Global Energy Fund                                        AIM Income Fund
AIM Global Financial Services Fund                            AIM Intermediate Government Fund
AIM Global Growth Fund                                        AIM Municipal Bond Fund
AIM Global Health Care Fund                                   AIM Real Estate Fund
AIM Global Income Fund                                        AIM Strategic Income Fund
AIM Global Science and                                        AIM Total Return Bond Fund
    Technology Fund

                                                                                     Dealer
                                                    Investor's Sales Charge        Concession
                                                    -----------------------        ----------
                                                      As a           As a             As a
                                                   Percentage     Percentage        Percentage
                                                  of the Public   of the Net      of the Public
      Amount of Investment in                       Offering        Amount           Offering
       Single Transaction                            Price         Invested           Price
      -----------------------                     -------------   ----------      -------------
             Less than $  50,000                      4.75%          4.99%            4.00%
$ 50,000 but less than $  100,000                     4.00           4.17             3.25
$100,000 but less than $  250,000                     3.75           3.90             3.00
$250,000 but less than $  500,000                     2.50           2.56             2.00
$500,000 but less than $1,000,000                     2.00           2.04             1.60

CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                                     Dealer
                                                    Investor's Sales Charge        Concession
                                                    -----------------------        ----------
                                                      As a           As a              As a
                                                   Percentage     Percentage        Percentage
                                                  of the Public   of the Net      of the Public
      Amount of Investment in                       Offering        Amount           Offering
       Single Transaction                            Price         Invested           Price
      -----------------------                     -------------   ----------      -------------
             Less than $   100,000                    1.00%          1.01%            0.75%
$100,000 but less than $   250,000                    0.75           0.76             0.50
$250,000 but less than $ 1,000,000                    0.50           0.50             0.40

         Beginning on October 31, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of a Category I, II or III Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, each share issued will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 and through October 30, 2002 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds by investors other than (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code), and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to
Section 501(c)(3) of the Code:

                               PERCENT OF PURCHASE

                 1% of the first $2 million
                 plus 0.80% of the next $1 million
                 plus 0.50% of the next $17 million
                 plus 0.25% of amounts in excess of $20 million

         If (i) the amount of any single purchase order plus (ii) the net asset value of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

         If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

         If an investor made a Large Purchase of Class A shares and a Category I or II Fund on and after November 15, 2001 and through October 31, 2002 exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning February 17, 2003, Class A shares of a Category I or II Fund may not be exchanged for Class A shares of a Category III Fund.

         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I or II Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning February 17, 2003, Class A shares of a Category III Fund may not be exchanged for Class A shares of another Category III Fund.

         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                               PERCENT OF PURCHASE

                 0.50% of the first $20 million
                 plus 0.25% of amounts in excess of $20 million

         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, or (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

         - an individual (including his or her spouse or domestic partner, and children);

         - any trust established exclusively for the benefit of an individual; and

         - a retirement plan established exclusively for the benefit of an individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

         -        a qualified tuition plan account, maintained pursuant to
                  Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual or have an individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

         - a retirement plan maintained pursuant to Section 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the
                  Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

                  a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

                  b. each transmittal is accompanied by a single check or wire transfer; and

                  c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

         - a trustee or fiduciary purchasing for a single trust, estate or fiduciary account.

OTHER GROUPS

         - any organized group of persons, whether incorporated or not, purchasing AIM Fund shares through a single account, provided that:

                      a. the organization has been in existence for at least six months; and

                  b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the Account Application and by signing the Account Application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

    Calculating the Initial Sales Charge

    - Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

    - It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

    - The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

    - Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

    Calculating the Number of Shares to be Purchased

    - Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

    - Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

    - If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

    - The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

    Fulfilling the Intended Investment

    - By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

    - To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

    - If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

    Canceling the LOI

- If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

- If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

    Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

    LOIs and Contingent Deferred Sales Charges

         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

    - Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

    - Programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

    -    AIM Management and its affiliates, or their clients;

    - Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds(R), and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

    - Any current or retired officer, director, or employee (and members of their immediate family) of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

    - Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

    -    Purchases through approved fee-based programs;

    - Employer-sponsored retirement plans that are Qualified Purchasers, as defined above provided that:

              a.  a plan's initial investment is at least $1 million;

              b.  the employer or plan sponsor signs a $1 million LOI;

              c. there are at least 100 employees eligible to participate in the plan; or

              d. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

              e. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

              f. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

    - Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

    - Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

    - Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

    - A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

    - Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

    - Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

    - Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

    -    Qualified Tuition Programs created and maintained in accordance with
         Section 529 of the Code; and


    - Initial purchases made by Qualified Purchasers, as defined above, within one (1) year after the registered representative who services their account(s) has become affiliated with a selling group member with which AIM Distributors has entered into a written agreement; and
                                       44

    - Participants in select brokerage programs for retirement plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

    -    the reinvestment of dividends and distributions from a Fund;

    -    exchanges of shares of certain Funds;

    -    use of the reinstatement privilege; or

    -    a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                         PERCENT OF CUMULATIVE PURCHASES

                  0.75% of the first $5 million
                  plus 0.50% of amounts in excess of $5 million

         With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AFS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AFS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), present or future, with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SYSTEMATICREDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AFS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AFS. To provide funds for payments made under the Systematic Redemption Plan, AFS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C or Class R Shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds, or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class R shares. On and after November 15, 2001 and through October 30, 2002, a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         - Redemptions of shares of Category I or II Funds held more than 18 months;

         - Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

         - Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

         -        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

         -        Redemptions from private foundations or endowment funds;

         - Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

         - Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchange of Category I or II Fund shares;

         - Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

         - Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

         - Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 (and through October 30, 2002 with respect to Category III Funds), unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

         - Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares; and

         - Redemptions of Category I or II Funds by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         - Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         - Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

         - Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         - Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         - Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         - Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         - Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

         - Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

         - Additional purchases of Class C shares of AIM International Core Equity Fund (formerly known as AIM International Value
                  Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         -        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         -        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

         - Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         - Liquidation by the AIM Fund when the account value falls below the minimum required account size of $500; and

         -        Investment account(s) of AIM;

         CDSCs will not apply to the following redemptions of Class C shares:

         - A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

         - A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;

         - Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

         - Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.

         CDSCs will not apply to the following redemptions of Class R shares:

         - Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

         -        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class R shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AFS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AFS in its sole discretion.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AFS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AFS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AFS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

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

INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number (PIN). By establishing a PIN, the investor acknowledges and agrees that neither AFS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AFS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AFS. Upon receiving returned mail, AFS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AFS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AFS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

         For example, at the close of business on October 31, 2002, AIM Aggressive Growth Fund - Class A shares had a net asset value per share of $7.30. The offering price, assuming an initial sales charge of 5.50%, therefore was $7.72.

Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing price, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding rate decreases in phases to 28% for distributions made in the year 2006 and thereafter.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

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

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year, except for AIM Diversified Dividend Fund as noted below. In the case of AIM Diversified Dividend Fund, it is the policy to declare and pay quarterly net investment income dividends and declare and pay annually any capital gain distributions. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

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

         Distributions paid by a fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than those for Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gain from options, futures or forward currency contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest

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

(including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

         Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

         Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

         The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding

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

company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within thirty
(30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition.

         BACKUP WITHHOLDING. The Funds may be required to withhold, as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002 that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

         Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income, and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares, Class C shares and, if applicable, Class R shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.

             FUND                   CLASS A        CLASS B        CLASS C         CLASS R
             ----                   -------        -------        -------         -------
AIM Aggressive Growth Fund           0.25%          1.00%          1.00%            0.50%
AIM Basic Value II Fund              0.35%          1.00%          1.00%             N/A
AIM Blue Chip Fund                   0.35%          1.00%          1.00%            0.50%
AIM Capital Development Fund         0.35%          1.00%          1.00%            0.50%
AIM Charter Fund                     0.30%          1.00%          1.00%            0.50%
AIM Constellation Fund               0.30%          1.00%          1.00%            0.50%
AIM Core Strategies Fund             0.35%          1.00%          1.00%             N/A
AIM Dent Demographic Trends Fund     0.35%          1.00%          1.00%             N/A
AIM Diversified Dividend Fund        0.35%          1.00%          1.00%             N/A
AIM Emerging Growth Fund             0.35%          1.00%          1.00%             N/A
AIM Large Cap Basic Value Fund       0.35%          1.00%          1.00%            0.50%
AIM Large Cap Growth Fund            0.35%          1.00%          1.00%            0.50%
AIM Mid Cap Growth Fund              0.35%          1.00%          1.00%            0.50%
AIM U.S. Growth Fund                 0.35%          1.00%          1.00%             N/A
AIM Weingarten Fund                  0.30%          1.00%          1.00%            0.50%

         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares, Class C shares or Class R shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix I for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended October 31, 2002 and Appendix J for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended October 31, 2002.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B, Class C and Class R shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay CDSCs.

         Total sales charges (front end and CDSCs) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended October 31 are found in Appendix K.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                        n
                                  P(1+T) = ERV

Where           P        =   a hypothetical initial payment of $1,000;

                T        =   average annual total return (assuming the
                             applicable maximum sales load is deducted at the beginning of the one, five, or ten year periods);

                n        =   number of years; and

                ERV      =   ending redeemable value of a hypothetical $1,000
                             payment at the end of the one, five, or ten year periods (or fractional portion of such period).

         The average annual total returns for each Fund, with respect to its Class A, Class B, Class C and Class R, if applicable, shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix L.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) = ERV

Where           P        =   a hypothetical initial payment of $1,000;

                U        =   average annual total return assuming payment of
                             only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;

                n        =   number of years; and

                ERV      =   ending redeemable value of a hypothetical $1,000
                             payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P        =   a hypothetical initial payment of $1,000;

                V        =   cumulative total return assuming payment of all
                             of, a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

                ERV      =   ending redeemable value of a hypothetical $1,000
                             payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Class A, Class B, Class C and Class R, if applicable, shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix L.

Calculation of Certain Performance Data

         Funds offering Class R shares may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in each Fund's advertisements and other sales material. If the Fund's Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Fund's Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Class R shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Fund's Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Class R shares.

         A restated or blended performance calculation may be used to derive (i) the Fund's standardized average annual total returns over a stated period and
(ii) the Fund's non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                 P(1+T) = ATV
                                             D

Where           P        =   a hypothetical initial payment of $1,000;

                T        =   average annual total return (after taxes on
                             distributions);

                n        =   number of years; and

                ATV      =   ending value of a hypothetical $1,000 payment
                   D         made at the beginning of the one, five, or ten year
                             periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B, Class C and Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix L.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T) = ATV
                                             DR

Where           P        =   a hypothetical initial payment of $1,000;

                T        =   average annual total return (after taxes on
                             distributions and redemption);

                n        =   number of years; and

                ATV      =   ending value of a hypothetical $1,000 payment
                   DR        made at the beginning of the one, five, or ten year
                             periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix L.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the IPO market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

Advertising Age             Forbes                     Nation's Business
Barron's                    Fortune                    New York Times
Best's Review               Hartford Courant           Pension World
Broker World                Inc.                       Pensions & Investments
Business Week               Institutional Investor     Personal Investor
Changing Times              Insurance Forum            Philadelphia Inquirer
Christian Science Monitor   Insurance Week             USA Today
Consumer Reports            Investor's Business Daily  U.S. News & World Report
Economist                   Journal of the American    Wall Street Journal
FACS of the Week               Society of CLU & ChFC   Washington Post
Financial Planning          Kiplinger Letter           CNN
Financial Product News      Money                      CNBC
Financial Services Week     Mutual Fund Forecaster     PBS
Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

Bank Rate Monitor                                    Stanger
Donoghue's                                           Weisenberger
Mutual Fund Values (Morningstar)                     Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

Lipper Mid-Cap Growth Fund Index                              Russell 3000--Registered Trademark-- Growth Index
Lipper Large Cap Value Fund Index                             Russell 3000--Registered Trademark-- Index
Russell 1000--Registered Trademark-- Growth Index             Russell MidCap--Registered Trademark-- Growth Index
Russell 1000--Registered Trademark-- Index                    Russell Mid Cap--Registered Trademark-- Index
Russell 1000--Registered Trademark-- Value Index              Standard & Poor's 500 Stock Index
Russell 2500--Trademark-- Index                               Standard & Poor's Mid Cap 400 Index
Russell 2500--Trademark-- Growth Index                        NASDAQ Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

         From time to time, AIM Dent Demographic Trends Fund's sales literature and/or advertisements may quote (i) Harry S. Dent, Jr.'s theories on why the coming decade may offer unprecedented opportunities for investors, including his opinions on the stock market outlook and where growth may be strongest; (ii) Harry S. Dent, Jr.'s opinions and theories from his books and publications, including, but not limited to, Job Shock, The Great Boom Ahead and The Roaring 2000s, including his beliefs that (a) people's spending patterns may help predict the stock market, (b) the stock market has tended to perform best when a generation has reached its peak spending years from ages 45-50, and (c) as more and more baby boomers reach their peak spending age, they could propel stock prices up for the next decade; and (iii) Harry S. Dent, Jr.'s S-curve analysis, a forecasting tool used to analyze products that show remarkable growth.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1:          Issuers (or supporting institutions) rated Prime-1 have a
superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:          Issuers (or supporting institutions) rated Prime-2 have a
strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3:          Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME:        Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG:      This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA:     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:      Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A:       Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:     Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C:    Debt rated BB, B, CCC, CC and C is regarded as having
significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

A-1:     This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:     Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3:     Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B:       Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C:       This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:       Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

         An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

SP-1:    Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2:    Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:    Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+:    Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1:     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated
"F-1+."

F-2:     Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3:     Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B:       Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:       High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:       Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                              TRUSTEES AND OFFICERS

                              As of January 1, 2003

    The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

-----------------------------------------------------------------------------------------------------------------------
                                TRUSTEE
   NAME, YEAR OF BIRTH AND       AND/OR
  POSITION(S) HELD WITH THE     OFFICER                                                           OTHER DIRECTORSHIP(S)
            TRUST                SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-----------------------------------------------------------------------------------------------------------------------

Robert H. Graham(1) -- 1946      1988        Director and Chairman, A I M Management Group        None
Trustee, Chairman and                        Inc. (financial services holding company);
President                                    and Director and Vice Chairman, AMVESCAP PLC
                                             (parent of AIM and a global investment management
                                             firm)

                                             Formerly: President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman
                                             and President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman,
                                             A I M Capital Management, Inc. (registered
                                             investment advisor), and A I M Distributors,
                                             Inc. (registered broker dealer), A I M Fund
                                             Services, Inc. (registered transfer agent), and
                                             Fund Management Company (registered broker dealer)
-----------------------------------------------------------------------------------------------------------------------

Mark H. Williamson(2) -- 1951    2003        Director, President and Chief Executive Officer,     Director, Chairman,
Trustee and Executive Vice                   A I M Management Group Inc. (financial services      President and Chief
President                                    holding company); Director, Chairman and             Executive Officer,
                                             President, A I M Advisors, Inc. (registered          INVESCO Bond Funds,
                                             investment advisor); Director, A I M Capital         Inc., INVESCO
                                             Management, Inc. (registered investment advisor)     Combination Stock &
                                             and A I M Distributors, Inc. (registered broker      Bond Funds, Inc.,
                                             dealer), Director and Chairman, A I M Fund           INVESCO Counselor
                                             Services, Inc. (registered transfer agent), and      Series Funds, Inc.,
                                             Fund Management Company (registered broker           INVESCO Global and
                                             dealer); and Chief Executive Officer, AMVESCAP       International Funds,
                                             PLC - AIM Division (parent of AIM and a global       Inc., INVESCO Manager
                                             investment management firm)                          Series Funds, Inc.,
                                                                                                  INVESCO Money Market
                                             Formerly: Director, Chairman and Chief Executive     Funds, Inc., INVESCO
                                             Officer, INVESCO Funds Group, Inc.; and Chief        Sector Funds, Inc.,
                                             Executive Officer, AMVESCAP PLC - Managed            INVESCO Stock Funds,
                                             Products.                                            Inc., INVESCO
                                                                                                  Treasurer's Series
                                                                                                  Funds, Inc. and
                                                                                                  INVESCO Variable
                                                                                                  Investment Funds,

-----------------------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

---------------------------------------------------------------------------------------------------------------------
                                TRUSTEE
   NAME, YEAR OF BIRTH AND       AND/OR
  POSITION(S) HELD WITH THE     OFFICER                                                         OTHER DIRECTORSHIP(S)
            TRUST                SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
                                                                                                Inc.
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939          2001        Of Counsel, law firm of Baker & McKenzie           Badgley Funds, Inc.
Trustee                                                                                         (registered
                                                                                                investment company)
---------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944        1993        Chairman, Crockett Technology Associates           ACE Limited
Trustee                                      (technology consulting company)                    (insurance company);
                                                                                                and Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)
---------------------------------------------------------------------------------------------------------------------

Albert R. Dowden --  1941        2000        Director, Magellan Insurance Company; Member of    Cortland Trust, Inc.
Trustee                                      Advisory Board of Rotary Power International       (registered
                                             (designer, manufacturer, and seller of rotary      investment company)
                                             power engines); and Director, The Boss Group
                                             (private equity group)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo; and
                                             director of various affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------

Edward K. Dunn, Jr. -- 1935      1998        Formerly: Chairman, Mercantile Mortgage Corp.;     None
Trustee                                      President and Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.
---------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952           1997        Chief Executive Officer, Twenty First Century      Administaff
Trustee                                      Group, Inc. (government affairs company) and
                                             Texana Timber LP
---------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937          1988        Partner, law firm of Kramer Levin Naftalis and     Cortland Trust, Inc.
Trustee                                      Frankel LLP                                        (registered
                                                                                                investment company)
---------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950       1998        Formerly: Chief Executive Officer, YWCA of the     None
Trustee                                      USA
---------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942         1988        Partner, law firm of Pennock & Cooper              None
Trustee
---------------------------------------------------------------------------------------------------------------------

Ruth H. Quigley -- 1935          2001        Retired                                            None
Trustee
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                TRUSTEE
   NAME, YEAR OF BIRTH AND       AND/OR
  POSITION(S) HELD WITH THE     OFFICER                                                         OTHER DIRECTORSHIP(S)
            TRUST                SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
Louis S. Sklar -- 1939           1989        Executive Vice President, Hines (real estate       None
Trustee                                      development company)
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------

Gary T. Crum(3) -- 1947          1988        Director, Chairman and Director of Investments,    N/A
Senior Vice President                        A I M Capital Management, Inc.; Director and
                                             Executive Vice President, A I M Management Group
                                             Inc.; Director and Senior Vice President,
                                             A I M Advisors, Inc.; and Director,
                                             A I M Distributors, Inc. and AMVESCAP PLC

                                             Formerly: Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------

Stuart W. Coco -- 1955           2002        Managing Director and Chief Research Officer -     N/A
Vice President                               Fixed Income, A I M Capital Management, Inc.;
                                             and Vice President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------

Melville B. Cox -- 1943          1992        Vice President and Chief Compliance Officer,       N/A
Vice President                               A I M Advisors, Inc. and A I M Capital
                                             Management, Inc.; and Vice President, A I M Fund
                                             Services, Inc.
---------------------------------------------------------------------------------------------------------------------

Edgar M. Larsen(3) -- 1940       1999        Vice President, A I M Advisors, Inc.; and          N/A
Vice President                               President, Chief Executive Officer and Chief
                                             Investment Officer, A I M Capital Management,
                                             Inc.
---------------------------------------------------------------------------------------------------------------------

Dana R. Sutton -- 1959           1988        Vice President and Fund Treasurer, A I M           N/A
Vice President and Treasurer                 Advisors, Inc.

---------------------------------------------------------------------------------------------------------------------

Nancy L. Martin(4) - 1957        2003        Vice President, A I M Advisors, Inc.; and Vice     N/A
Secretary                                    President and General Counsel, A I M Capital
                                             Management, Inc.
---------------------------------------------------------------------------------------------------------------------

----------------------
(3)      Information is current as of January 10, 2003.

(4)      Ms. Martin became Secretary of the Trust on April 1, 2003.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2002

-------------------------------------------------------------------------------------------------------------------
                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                    EQUITY SECURITIES IN ALL
                                                                                      REGISTERED INVESTMENT
                                     DOLLAR RANGE OF EQUITY SECURITIES            COMPANIES OVERSEEN BY TRUSTEE
 NAME OF TRUSTEE                                 PER FUND                         IN THE AIM FAMILY OF FUNDS(R)
-------------------------------------------------------------------------------------------------------------------
Robert H. Graham            Aggressive Growth                 Over $100,000               Over $100,000

                            Blue Chip                         Over $100,000

                            Capital Development               Over $100,000

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Emerging Growth              $50,001 - $100,000

                            Diversified Dividend              Over $100,000

                            Large Cap Growth                  Over $100,000

                            Mid Cap Growth                    Over $100,000

                            Weingarten                        Over $100,000
-------------------------------------------------------------------------------------------------------------------

Mark H. Williamson                                 -0-                                  $10,001 - $50,000

-------------------------------------------------------------------------------------------------------------------

Frank S. Bayley                                   - 0 -                                 $10,001 - $50,000

-------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett           Aggressive Growth                  $1 - $10,000                $1 - $10,000

                            Charter                            $1 - $10,000

                            Constellation                      $1 - $10,000

                            Weingarten                         $1 - $10,000
-------------------------------------------------------------------------------------------------------------------

Albert R. Dowden            Blue Chip                     $10,001 - $50,000             $50,001 - $100,000

                            Emerging Growth               $10,001 - $50,000
-------------------------------------------------------------------------------------------------------------------

Edward K. Dunn, Jr.         Capital Development               Over $100,000              Over $100,000(5)

-------------------------------------------------------------------------------------------------------------------

Jack M. Fields              Blue Chip                         Over $100,000              Over $100,000(5)

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Weingarten                        Over $100,000
-------------------------------------------------------------------------------------------------------------------

---------------------
(5) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

-------------------------------------------------------------------------------------------------------------------
                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                    EQUITY SECURITIES IN ALL
                                                                                      REGISTERED INVESTMENT
                                   DOLLAR RANGE OF EQUITY SECURITIES              COMPANIES OVERSEEN BY TRUSTEE
 NAME OF TRUSTEE                               PER FUND                           IN THE AIM FAMILY OF FUNDS(R)
-------------------------------------------------------------------------------------------------------------------
Carl Frischling             Aggressive Growth            $50,001 - $100,000              Over $100,000(5)

                            Blue Chip                         Over $100,000

                            Capital Development               Over $100,000

                            Charter                           Over $100,000

                            Constellation                $50,001 - $100,000

                            Weingarten                   $50,001 - $100,000
-------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis          Aggressive Growth            $50,001 - $100,000              Over $100,000(5)

                            Blue Chip                     $10,001 - $50,000

                            Large Cap Basic Value         $10,001 - $50,000
-------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock            Charter                       $10,001 - $50,000             $50,001 - $100,000

                            Large Cap Basic Value              $1 - $10,000
-------------------------------------------------------------------------------------------------------------------

Ruth H. Quigley                                    -0-                                     $1 -$10,000

-------------------------------------------------------------------------------------------------------------------

Louis S. Sklar              Aggressive Growth            $50,001 - $100,000              Over $100,000(5)

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Weingarten                        Over $100,000
-------------------------------------------------------------------------------------------------------------------

---------------------
(5) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002:

================================================================================================================
                                                         RETIREMENT
                                       AGGREGATE          BENEFITS              ESTIMATED              TOTAL
                                     COMPENSATION         ACCRUED                ANNUAL             COMPENSATION
                                       FROM THE            BY ALL             BENEFITS UPON         FROM ALL AIM
    TRUSTEE                            TRUST(1)         AIM FUNDS(2)          RETIREMENT(3)            FUNDS(4)
----------------------------------------------------------------------------------------------------------------
Frank S. Bayley                        $25,471           $  142,800              $90,000            $  150,000
----------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                       25,298               50,132               90,000               149,000
----------------------------------------------------------------------------------------------------------------
Owen Daly II(5)                          3,636               40,045               75,000                   -0-
----------------------------------------------------------------------------------------------------------------
Albert R. Dowden                        25,471               57,955               90,000               150,000
----------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.                     25,298               94,149               90,000               149,000
----------------------------------------------------------------------------------------------------------------
Jack M. Fields                          25,471               29,153               90,000               153,000
----------------------------------------------------------------------------------------------------------------
Carl Frischling(6)                      25,471               74,511               90,000               150,000
----------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                      25,471               33,931               90,000               150,000
----------------------------------------------------------------------------------------------------------------
Lewis F. Pennock                        26,197               54,802               90,000               154,000
----------------------------------------------------------------------------------------------------------------
Ruth H. Quigley                         25,471              142,502               90,000               153,000
----------------------------------------------------------------------------------------------------------------
Louis S. Sklar                          26,025               78,500               90,000               153,000
================================================================================================================

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2002, including earnings, was $ 121,155.

(2) During the fiscal year ended October 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $58,205.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.

(5)  Mr. Daly was a trustee until December 31, 2001, when he retired.

(6) During the fiscal year ended October 31, 2002, the Trust paid $129,560 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of February 4, 2003.

AIM AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------------------------------------------
                                      CLASS A          CLASS B         CLASS C       CLASS R           INSTITUTIONAL
                                       SHARES           SHARES          SHARES        SHARES           CLASS SHARES
--------------------------------------------------------------------------------------------------------------------

                                     PERCENTAGE       PERCENTAGE      PERCENTAGE    PERCENTAGE          PERCENTAGE
    NAME AND ADDRESS OF               OWNED OF         OWNED OF        OWNED OF      OWNED OF            OWNED OF
     PRINCIPAL HOLDER                  RECORD           RECORD          RECORD        RECORD              RECORD
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                              8.20%              -              13.85%
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246
--------------------------------------------------------------------------------------------------------------------

The Manufacturers Life
Insurance Company'
C/O Manulife Financial USA
Attn: Laurie Ross SRS Acctg           12.08%              -                  -
250 Bloor St East, 7th Floor
Toronto, Ontario, Canada
M4WIE5
--------------------------------------------------------------------------------------------------------------------

Smith Barney House Acct
Attn: Cindy Tempesta, 7th
Floor                                  5.61%              -               5.13%         -                     -
333 West 34th Street
New York, NY 10001-2483
--------------------------------------------------------------------------------------------------------------------

First Command Bank Trust
Attn: Trust Department                    -               -                  -          -                 94.44%
PO Box 901075
Fort Worth, TX 76101-0000
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                      CLASS A          CLASS B         CLASS C       CLASS R           INSTITUTIONAL
                                       SHARES           SHARES          SHARES        SHARES            CLASS SHARES
--------------------------------------------------------------------------------------------------------------------

                                     PERCENTAGE       PERCENTAGE      PERCENTAGE    PERCENTAGE          PERCENTAGE
    NAME AND ADDRESS OF               OWNED OF         OWNED OF        OWNED OF      OWNED OF            OWNED OF
     PRINCIPAL HOLDER                  RECORD           RECORD          RECORD        RECORD              RECORD
--------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian
FBO Olson International Ltd              -                -                  -          31.98%                -
401k plan
PO Box 48524
Atlanta, GA 30362-0000
--------------------------------------------------------------------------------------------------------------------

SI Howard Glass Company Inc.
PSP
Earl R. Farmer Jr. TTEE                  -                -                  -           8.50%                -
FBO Earl R. Farmer Jr.
379 SW Cutoff
Worcester, MA 01604-2713
--------------------------------------------------------------------------------------------------------------------

Sierra Conveyor Co Inc
401k PSP
Marjorie J or Daniel Watson
TTEEs FBO Daniel P.                      -                -                  -           6.97%                -
Watson Dtd 7/01/94
PO Box 1382
Roseville, CA 95678-0000
--------------------------------------------------------------------------------------------------------------------

Integrated Global Concepts Inc.
401k Profit Sharing Plan                 -                -                  -           6.15%                -
2800 S. River Rd. Ste 170
Des Plaines, IL 60018-6092
--------------------------------------------------------------------------------------------------------------------

Reliance Trust Company
Custodian
FBO Mecklenburg
Neurological Associates PA               -                -                  -           5.12%                -
401k Plan
PO Box 48529
Atlanta, GA 30362-0000
--------------------------------------------------------------------------------------------------------------------

A I M Advisors, Inc.*
Attn: David Hessel
11 Greenway Plaza                        -               -                   -                             5.56%
Suite 100
Houston, TX 77046
--------------------------------------------------------------------------------------------------------------------

*     Owned of record and beneficially.

AIM BASIC VALUE II FUND

-------------------------------------------------------------------------------------------------------------
                                             CLASS A SHARES           CLASS B SHARES          CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
                                            PERCENTAGE OWNED         PERCENTAGE OWNED        PERCENTAGE OWNED
NAME AND ADDRESS OF                               OF                       OF                      OF
 PRINCIPAL HOLDER                               RECORD                   RECORD                  RECORD
-------------------------------------------------------------------------------------------------------------
A I M Advisors, Inc.*
Attn: David Hessel
11 Greenway Plaza                              100.00%**                100.00%**                100.00%**
Suite 100
Houston, TX 77046
-------------------------------------------------------------------------------------------------------------

*    Owned of record and beneficially.

** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM BLUE CHIP FUND

--------------------------------------------------------------------------------------------------------------------
                                      CLASS A          CLASS B         CLASS C       CLASS R           INSTITUTIONAL
                                       SHARES           SHARES          SHARES        SHARES            CLASS SHARES
--------------------------------------------------------------------------------------------------------------------

                                     PERCENTAGE       PERCENTAGE      PERCENTAGE    PERCENTAGE          PERCENTAGE
    NAME AND ADDRESS OF               OWNED OF         OWNED OF        OWNED OF      OWNED OF            OWNED OF
     PRINCIPAL HOLDER                  RECORD           RECORD          RECORD        RECORD              RECORD
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                              8.33%            8.38%            15.95%
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246
--------------------------------------------------------------------------------------------------------------------

Banc One Securities Corp FBO
The One Investment Solution
Attn: Wrap Processing                     -                -              7.37%
OH1-1244
1111 Polaris Pkwy,
Suite J-2
Columbus, OH 43240-1244
--------------------------------------------------------------------------------------------------------------------

Smith Barney House Acct
Attn: Cindy Tempesta 7th Floor            -             6.62%             9.07%           -                     -
333 West 34th Street
New York, NY 10001-2483
--------------------------------------------------------------------------------------------------------------------

First Command Bank Trust
Attn: Trust Department                    -                -                 -            -                 95.23%
PO Box 901075
Fort Worth, TX 76101-0000
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                      CLASS A          CLASS B         CLASS C       CLASS R           INSTITUTIONAL
                                       SHARES           SHARES          SHARES        SHARES            CLASS SHARES
--------------------------------------------------------------------------------------------------------------------

                                     PERCENTAGE       PERCENTAGE      PERCENTAGE    PERCENTAGE          PERCENTAGE
    NAME AND ADDRESS OF               OWNED OF         OWNED OF        OWNED OF      OWNED OF            OWNED OF
     PRINCIPAL HOLDER                  RECORD           RECORD          RECORD        RECORD              RECORD
--------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian
FBO Mecklenburg
Neurological Associates PA                -                -                -          52.85%                -
401k Plan
PO Box 48529
Atlanta, GA 30362-0000
--------------------------------------------------------------------------------------------------------------------

AIM CAPITAL DEVELOPMENT FUND

--------------------------------------------------------------------------------------------------------------------
                                      CLASS A          CLASS B         CLASS C       CLASS R           INSTITUTIONAL
                                       SHARES           SHARES          SHARES        SHARES            CLASS SHARES
--------------------------------------------------------------------------------------------------------------------

                                     PERCENTAGE       PERCENTAGE      PERCENTAGE    PERCENTAGE          PERCENTAGE
    NAME AND ADDRESS OF               OWNED OF         OWNED OF        OWNED OF      OWNED OF            OWNED OF
     PRINCIPAL HOLDER                  RECORD           RECORD          RECORD        RECORD              RECORD
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                              9.87%            10.63%           14.88%
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246
--------------------------------------------------------------------------------------------------------------------

Coastgear & Company
State Street Bank & Trust
Attn: Kevin Smith                         -                 -             7.98%
105 Rosemont Avenue
Westwood, MA 02090

--------------------------------------------------------------------------------------------------------------------

A I M Advisors, Inc.*
Attn: David Hessel
11 Greenway Plaza                         -                 -                -         8.60%               100.00%
Suite 100
Houston, TX 77046
--------------------------------------------------------------------------------------------------------------------

Smith Barney House Acct
Attn: Cindy Tempesta 7th Floor            -              7.19%            6.03%           -                     -
333 West 34th Street
New York, NY 10001-2483
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                      CLASS A          CLASS B         CLASS C       CLASS R           INSTITUTIONAL
                                       SHARES           SHARES          SHARES        SHARES            CLASS SHARES
--------------------------------------------------------------------------------------------------------------------

                                     PERCENTAGE       PERCENTAGE      PERCENTAGE    PERCENTAGE          PERCENTAGE
    NAME AND ADDRESS OF               OWNED OF         OWNED OF        OWNED OF      OWNED OF            OWNED OF
     PRINCIPAL HOLDER                  RECORD           RECORD          RECORD        RECORD              RECORD
--------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian
FBO Agents Assistance                    -                -                -          78.98%                -
Corporation of Michigan 401k
PO Box 48529
Atlanta, GA 30362-0000
--------------------------------------------------------------------------------------------------------------------

MCB Trust Services Cust FBO
Zcorum Inc. 401k Plan                    -                -                -           6.97%                -
700 17th Street, Ste 300
Denver, CO 80202-0000
--------------------------------------------------------------------------------------------------------------------

*     Owned of record and beneficially.

AIM CHARTER FUND

--------------------------------------------------------------------------------------------------------------------
                                      CLASS A          CLASS B         CLASS C       CLASS R           INSTITUTIONAL
                                       SHARES           SHARES          SHARES        SHARES            CLASS SHARES
--------------------------------------------------------------------------------------------------------------------

                                     PERCENTAGE       PERCENTAGE      PERCENTAGE    PERCENTAGE          PERCENTAGE
       NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF      OWNED OF            OWNED OF
        PRINCIPAL HOLDER               RECORD           RECORD          RECORD        RECORD              RECORD
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                               6.39%            14.75%
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246
--------------------------------------------------------------------------------------------------------------------

Ruth and Ted Bauer
Family Foundation
11 Greenway Plaza, Suite 2600            -                 -                 -                            11.80%
Houston, TX 77046-1173
--------------------------------------------------------------------------------------------------------------------

City National Bank
Attn: Trust Operations/Mutual
Funds                                    -                 -                 -                             9.07%
P.O. Box 60520
Los Angeles, CA 90060-0520
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                      CLASS A          CLASS B         CLASS C       CLASS R           INSTITUTIONAL
                                      SHARES           SHARES          SHARES         SHARES           CLASS SHARES
--------------------------------------------------------------------------------------------------------------------

                                     PERCENTAGE       PERCENTAGE      PERCENTAGE    PERCENTAGE          PERCENTAGE
       NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF      OWNED OF            OWNED OF
        PRINCIPAL HOLDER               RECORD           RECORD          RECORD        RECORD              RECORD
--------------------------------------------------------------------------------------------------------------------
City of Springfield, Trustee,
FBO
City of Springfield, 457 DCP
C/O Great West,                          -                -                -            -                  5.47%
Recordkeeper
8515 E. Orchard Rd 2T2
Englewood, CO 80111-0000
--------------------------------------------------------------------------------------------------------------------

Town of Watertown, Trustee
FBO: Town of Watertown
457 Deferred Compensation                -                -                -                               6.88%
Plan
C/O Great West,
Recordkeeper
8515 E. Orchard Rd 2T2
Englewood, CO 80111-0000
--------------------------------------------------------------------------------------------------------------------

City of Cambridge, Trustee
FBO
City of Cambridge 457 DCP
c/o Great West, Recordkeeper             -                -                -            -                  5.41%
8515 E. Orchard Rd 2T2
Englewood, CO 80111-0000
--------------------------------------------------------------------------------------------------------------------

A I M Advisors, Inc. *
Attn: David Hessel
11 Greenway Plaza                        -                -                -         5.74%
Suite 100
Houston, TX 77046
--------------------------------------------------------------------------------------------------------------------

INVESCO Trust Company
TTEE
FBO Big Horn Basin
Orthopedic Clinic PC                     -                -                -        78.22%                    -
401k Profit Sharing Plan
PO Box 105779
Atlanta, GA 30348
--------------------------------------------------------------------------------------------------------------------

First Command Bank Trust
Attn: Trust Department                   -                -                -            -                 19.03%
PO Box 901075
Fort Worth, TX 76101-0000
--------------------------------------------------------------------------------------------------------------------

Smith Barney House Acct
Attn: Cindy Tempesta 7th Floor           -             6.25%            7.51%           -                     -
333 34th Street
New York, NY 10001-2483
--------------------------------------------------------------------------------------------------------------------

*    Owned of record and beneficially.

AIM CONSTELLATION FUND

------------------------------------------------------------------------------------------------------------------
                                      CLASS A          CLASS B         CLASS C       CLASS R       INSTITUTIONAL
                                      SHARES           SHARES          SHARES        SHARES        CLASS SHARES
------------------------------------------------------------------------------------------------------------------

                                    PERCENTAGE       PERCENTAGE      PERCENTAGE    PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF         OWNED OF        OWNED OF      OWNED OF         OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD          RECORD       RECORD            RECORD
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                             11.89%            5.50%           18.25%                            -
Attn: Fund Administration
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL   32246
------------------------------------------------------------------------------------------------------------------

Ohio Public
Employees Deferred
Compensation                              -                -                -                         63.68%
172 E. State Street
Columbus, OH   43215
------------------------------------------------------------------------------------------------------------------

Wells Fargo Bank West NA Cust.
City of Houston
457 Deferred Compensation
Plan                                      -                -                -                         11.25%
C/O Great West, Recordkeeper
8515 E. Orchard Rd 2T2
Englewood, CO   80111-0000
------------------------------------------------------------------------------------------------------------------

Nationwide Insurance
Company-DCVA                              -                -                -                          9.14%
C/O IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH   43218
------------------------------------------------------------------------------------------------------------------

State of Vermont Deferred
Comp
C/O Copeland Companies
Attn: Planned Valuation                   -                -                -                          7.59%
Services
2 Tower Center
East Brunswick, NJ   08816-0000
------------------------------------------------------------------------------------------------------------------

Reliance Trust Custodian
FBO Stadtmauer Bailkin LLP                -                -                -            46.65%           -
401k Plan
PO Box 48529
Atlanta, GA 30362-0000
------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                      CLASS A          CLASS B         CLASS C       CLASS R       INSTITUTIONAL
                                      SHARES           SHARES          SHARES        SHARES        CLASS SHARES
----------------------------------------------------------------------------------------------------------------

                                    PERCENTAGE       PERCENTAGE      PERCENTAGE    PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF         OWNED OF        OWNED OF      OWNED OF         OWNED OF
  PRINCIPAL HOLDER                    RECORD           RECORD          RECORD       RECORD            RECORD
----------------------------------------------------------------------------------------------------------------
Reliance Trust Custodian
FBO Mecklenburg Neurological
Associates PA                             -               -                 -            28.75%           -
401k Plan
PO Box 48529
Atlanta, GA 30362-0000
----------------------------------------------------------------------------------------------------------------
Smith Barney House Acct
Attn: Cindy Tempesta 7th               5.90            5.76%             7.68%               -            -
Floor
333 West 34th Street
New York, NY 10001-2483
----------------------------------------------------------------------------------------------------------------

AIM CORE STRATEGIES FUND

-----------------------------------------------------------------------------------------------------------
                                            CLASS A SHARES           CLASS B SHARES          CLASS C SHARES
-----------------------------------------------------------------------------------------------------------

                                           PERCENTAGE OWNED         PERCENTAGE OWNED        PERCENTAGE OWNED
NAME AND ADDRESS OF                               OF                       OF                      OF
  PRINCIPAL HOLDER                              RECORD                   RECORD                  RECORD
-----------------------------------------------------------------------------------------------------------
A I M Advisors, Inc.*
Attn: David Hessel                             100.00%**                100.00%**              100.00%**
11 Greenway Plaza, Suite 100
Houston, TX   77046
-----------------------------------------------------------------------------------------------------------

*        Owned of record and beneficially.

** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM DENT DEMOGRAPHIC TRENDS FUND

----------------------------------------------------------------------------------------------------------------
                                            CLASS A SHARES          CLASS B SHARES           CLASS C SHARES
----------------------------------------------------------------------------------------------------------------

                                           PERCENTAGE OWNED        PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                               OF                      OF                      OF
PRINCIPAL HOLDER                                RECORD                  RECORD                  RECORD
----------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                 5.35%                 11.82%                  18.16%
Attn: Fund Administration
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL   32246
----------------------------------------------------------------------------------------------------------------

Smith Barney House Acct
Attn: Cindy Tempesta 7th Floor                    5.78%                  9.95%                  11.29%
333 West 34th Street
New York, NY 10001-2483
----------------------------------------------------------------------------------------------------------------

AIM DIVERSIFIED DIVIDEND FUND

-------------------------------------------------------------------------------------------------------------
                                            CLASS A SHARES          CLASS B SHARES            CLASS C SHARES
-------------------------------------------------------------------------------------------------------------

                                           PERCENTAGE OWNED        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                               OF                      OF                        OF
PRINCIPAL HOLDER                                RECORD                  RECORD                    RECORD
-------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Solo Benefit of Customers
Attn: Fund Administration                        11.35%                 23.32%                   7.53%
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246
-------------------------------------------------------------------------------------------------------------

A I M Advisors, Inc.*
Attn: David Hessel                                   -                      -                   15.21%
11 Greenway Plaza, Suite 100
Houston, TX 77046
-------------------------------------------------------------------------------------------------------------

*        Owned of record and beneficially.

AIM EMERGING GROWTH FUND

-------------------------------------------------------------------------------------------------------------
                                            CLASS A SHARES          CLASS B SHARES            CLASS C SHARES
-------------------------------------------------------------------------------------------------------------

                                           PERCENTAGE OWNED        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                               OF                      OF                        OF
PRINCIPAL HOLDER                                RECORD                  RECORD                    RECORD
-------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                 8.55%                  7.74%                  20.49%
Attn: Fund Administration
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL   32246
-------------------------------------------------------------------------------------------------------------

AIM LARGE CAP BASIC VALUE FUND

-------------------------------------------------------------------------------------------------------------------
                                       CLASS A SHARES     CLASS B SHARES        CLASS C SHARES       CLASS R SHARES
-------------------------------------------------------------------------------------------------------------------

                                         PERCENTAGE         PERCENTAGE            PERCENTAGE           PERCENTAGE
NAME AND ADDRESS OF                       OWNED OF           OWNED OF              OWNED OF             OWNED OF
PRINCIPAL HOLDER                           RECORD             RECORD                RECORD               RECORD
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                                  26.33%              14.98%               24.88%                     -
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246
-------------------------------------------------------------------------------------------------------------------

A I M Advisors, Inc.*
Attn: David Hessel                             -                   -                    -                   9.93%
11 Greenway Plaza
Suite 100
Houston, TX 77046
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                       CLASS A SHARES     CLASS B SHARES        CLASS C SHARES       CLASS R SHARES
----------------------------------------------------------------------------------------------------------------------

                                         PERCENTAGE         PERCENTAGE            PERCENTAGE           PERCENTAGE
NAME AND ADDRESS OF                       OWNED OF           OWNED OF              OWNED OF             OWNED OF
PRINCIPAL HOLDER                           RECORD             RECORD                RECORD               RECORD
----------------------------------------------------------------------------------------------------------------------
Darse E. Crandall Solo 401k
Darse E. Crandall TTEE                       -                   -                    -                  27.56%
FBO Darse E. Crandall
13360 Del Monte Dr. Apt. 2C
Seal Beach, CA 90740-4561
----------------------------------------------------------------------------------------------------------------------

PVR Inc Solo 401k
Phillip V. Rye TTEE FBO                      -                                       --                  12.95%
Phillip V. Rye
22119 Kensington Dr.
Woodhaven, MI 48183-1151
----------------------------------------------------------------------------------------------------------------------

Carol's Craftique Inc Solo 401k
Hugo D. Moeckel TTEE FBO                     -                   -                    -                  11.89%
Carol L. Moecker
1414 24th Ave S
Moorhead, MN 56560-0000
----------------------------------------------------------------------------------------------------------------------

MCB Trust Services Cust FBO
ECFIRST.COM Pension Plan                     -                   -                    -                  10.40%
700 17th Street, Ste 300
Denver, CO 80202-0000
----------------------------------------------------------------------------------------------------------------------

Dr. Russell E. Forgoston PC Solo
401k Russell E. Forgoston TTEE               -                   -                    -                   8.32%
FBO Russell E. Forgoston
220 Sandy Springs Cir, Ste 157A
Atlanta, GA 30328-0000
----------------------------------------------------------------------------------------------------------------------

ANTC Cust Solo 401k
GGB Consulting FBO                           -                   -                    -                   5.14%
Gerard G. Boccuti
1566 Spring Meadow Lane
Boothwyn, PA 19061-0000
----------------------------------------------------------------------------------------------------------------------

*        Owned of record and beneficially.

AIM LARGE CAP GROWTH FUND

-----------------------------------------------------------------------------------------------------------------------
                                        CLASS A SHARES    CLASS B SHARES        CLASS C SHARES       CLASS R SHARES
-----------------------------------------------------------------------------------------------------------------------

                                         PERCENTAGE         PERCENTAGE            PERCENTAGE           PERCENTAGE
NAME AND ADDRESS OF                       OWNED OF           OWNED OF              OWNED OF             OWNED OF
PRINCIPAL HOLDER                           RECORD             RECORD                RECORD               RECORD
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of
Customers                                  10.70%             10.41%                15.20%                 -
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246
----------------------------------------------------------------------------------------------------------------------

INVESCO Trust Company TTEE
FBO Big Horn Basin Orthopedic
Clinic PC                                      -                  -                     -              95.25%
401k Profit Sharing Plan
PO Box 105779
Atlanta, GA 30348
----------------------------------------------------------------------------------------------------------------------

Smith Barney House Acct
Attn: Cindy Tempesta, 7th Floor                -               7.13%                 8.35%                 -
333 West 34th Street
New York, NY 10001-2483
----------------------------------------------------------------------------------------------------------------------

AIM MID CAP GROWTH FUND

                                       CLASS A SHARES     CLASS B SHARES        CLASS C SHARES       CLASS R SHARES
----------------------------------------------------------------------------------------------------------------------

                                         PERCENTAGE         PERCENTAGE            PERCENTAGE           PERCENTAGE
NAME AND ADDRESS OF                       OWNED OF           OWNED OF              OWNED OF             OWNED OF
PRINCIPAL HOLDER                           RECORD             RECORD                RECORD               RECORD
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of
Customers                                   7.97%             11.21%                13.65%                 -
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246
----------------------------------------------------------------------------------------------------------------------

A I M Advisors, Inc.*
Attn: David Hessel
11 Greenway Plaza                              -                  -                     -              68.71%
Suite 100
Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------

Premier Business Resource Solo
401k Plan Louis A. Esserman
TTEE                                          --                  -                     -              10.82%
FBO Linda M. Esserman
301 W. Platt Street, #1329
Tampa, FL 33606-0000
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                       CLASS A SHARES     CLASS B SHARES        CLASS C SHARES       CLASS R SHARES
----------------------------------------------------------------------------------------------------------------------

                                         PERCENTAGE         PERCENTAGE            PERCENTAGE           PERCENTAGE
NAME AND ADDRESS OF                       OWNED OF           OWNED OF              OWNED OF             OWNED OF
PRINCIPAL HOLDER                           RECORD             RECORD                RECORD               RECORD
----------------------------------------------------------------------------------------------------------------------
Lane M. Schloeder DVM
Solo 401k
Lane M. Schloeder TTEE FBO                 -                  -                     -                     8.47%
Lane M. Schloeder
11764 Kirkwood Street
Herald, CA 95638-0000
----------------------------------------------------------------------------------------------------------------------

*        Owned of record and beneficially

AIM U.S. GROWTH FUND

-----------------------------------------------------------------------------------------------------------------
                                            CLASS A SHARES           CLASS B SHARES          CLASS C SHARES
-----------------------------------------------------------------------------------------------------------------

                                         PERCENTAGE         PERCENTAGE            PERCENTAGE           PERCENTAGE
NAME AND ADDRESS OF                       OWNED OF           OWNED OF              OWNED OF             OWNED OF
PRINCIPAL HOLDER                           RECORD             RECORD                RECORD               RECORD
-----------------------------------------------------------------------------------------------------------------
A I M Advisors, Inc.*
Attn: David Hessel                             100.00%**                100.00%**                      100.00%**
11 Greenway Plaza
Suite 100
Houston, TX 77046
-----------------------------------------------------------------------------------------------------------------

*        Owned of record and beneficially.

** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM WEINGARTEN FUND

--------------------------------------------------------------------------------------------------------------------
                                          CLASS A           CLASS B        CLASS C         CLASS R     INSTITUTIONAL
                                           SHARES            SHARES         SHARES          SHARES      CLASS SHARES
--------------------------------------------------------------------------------------------------------------------

                                         PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE    PERCENTAGE
NAME AND ADDRESS OF                       OWNED OF         OWNED OF         OWNED OF       OWNED OF      OWNED OF
PRINCIPAL HOLDER                           RECORD           RECORD           RECORD         RECORD        RECORD
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                                12.00%            6.10%          17.10%                -           -
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246
--------------------------------------------------------------------------------------------------------------------

Sierra Conveyor Co Inc 401k
PSP
Marjorie J or Daniel Watson
TTEEs                                        -                -               -             16.32%          -
FBO Marjorie J. Watson
Dtd 7/01/94
PO Box 1382
Roseville, CA 95678-0000
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                      CLASS A          CLASS B         CLASS C         CLASS R     INSTITUTIONAL
                                      SHARES           SHARES          SHARES          SHARES      CLASS SHARES
------------------------------------------------------------------------------------------------------------------

                                    PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE    PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF         OWNED OF        OWNED OF        OWNED OF      OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD          RECORD          RECORD        RECORD
------------------------------------------------------------------------------------------------------------------
Sierra Conveyor Co Inc 401k PSP
Marjorie J or Daniel Watson
TTEEs                                     -                -               -             14.75%          -
FBO Marjorie J. Watson
Dtd 7/01/94
PO Box 1382
Roseville, CA 95678-0000
------------------------------------------------------------------------------------------------------------------

Sierra Conveyor Co Inc 401k PSP
Marjorie J or Daniel Watson
TTEEs                                     -                -               -             12.93%          -
FBO Marjorie J. Watson
Dtd 7/01/94
PO Box 1382
Roseville, CA 95678-0000
------------------------------------------------------------------------------------------------------------------

Sierra Conveyor Co Inc 401k PSP
Marjorie J or Daniel Watson
TTEEs                                     -                -               -             10.60%          -
FBO Marjorie J. Watson
Dtd 7/01/94
PO Box 1382
Roseville, CA 95678-0000
------------------------------------------------------------------------------------------------------------------

Smith Barney House Acct
Attn: Cindy Tempesta, 7th Floor        7.53%            6.72%           6.58%                -           -
333 West 34th Street
New York, NY 10001-2483
------------------------------------------------------------------------------------------------------------------

                                      CLASS A         CLASS B         CLASS C         CLASS R     INSTITUTIONAL
                                      SHARES          SHARES          SHARES          SHARES      CLASS SHARES
----------------------------------------------------------------------------------------------------------------

                                    PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE    PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF         OWNED OF        OWNED OF        OWNED OF      OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD          RECORD          RECORD        RECORD
----------------------------------------------------------------------------------------------------------------
AIM Foundation
Attn: Patricia Lewis                         -                -               -               -      21.55%
11 Greenway Plaza, Suite 2600
Houston, TX   77046
----------------------------------------------------------------------------------------------------------------

First Command Bank Trust
Attn: Trust Department                       -                -               -               -      12.67%
PO Box 901075
Fort Worth, TX 76101-0000
----------------------------------------------------------------------------------------------------------------

David Leary, Trustee
FBO: Town of Weymouth
457 Deferred Compensation
Plan                                         -                -               -               -       7.85%
C/O Great West, Recordkeeper
8515 E. Orchard Rd 2T2
Englewood, CO 80111-0000
----------------------------------------------------------------------------------------------------------------

Town of Watertown, Trustee
FBO: Town of Watertown
457 Deferred Compensation Plan               -                -               -               -       8.50%
C/O Great West, Recordkeeper
8515 E. Orchard Rd 2T2
Englewood, CO 80111-0000
----------------------------------------------------------------------------------------------------------------
A I M Advisors, Inc.*
Attn: David Hessel                           -                -               -            7.12%
11 Greenway Plaza
Suite 100
Houston, TX 77046
----------------------------------------------------------------------------------------------------------------

*        Owned of record and beneficially.

MANAGEMENT OWNERSHIP

         As of February 4, 2003, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund, except that the trustees and officers as a group owned 4.44% of Class A shares of AIM Blue Chip Fund, 1.18% of Class A shares of AIM Emerging Growth Fund and 2.51% of Class A shares of AIM Diversified Dividend Fund.

                                   APPENDIX E

                                 MANAGEMENT FEES

         For the last three fiscal years ended October 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:

-------------------------------------------------------------------------------------------------------------------
FUND NAME                               2002                                         2001
                                        ----                                         ----
-------------------------------------------------------------------------------------------------------------------
                      MANAGEMENT     MANAGEMENT   NET MANAGEMENT    MANAGEMENT     MANAGEMENT        NET MANAGEMENT
                      ----------     ----------   --------------    ----------     ----------        --------------
                     FEE PAYABLE     FEE WAIVERS    FEE PAID        FEE PAYABLE    FEE WAIVERS          FEE PAID
                     -----------     -----------    --------        -----------    -----------          --------
-------------------------------------------------------------------------------------------------------------------
AIM Aggressive
Growth Fund          $17,081,494     $    16,400  $17,065,094      $ 23,755,259   $      7,508        $ 23,747,751
------------------------------------------------------------------------------------------------------------------

AIM Basic
Value II Fund(1)     $     1,164     $     1,164  $       -0-               N/A            N/A                 N/A
------------------------------------------------------------------------------------------------------------------
AIM Blue Chip
Fund                 $24,803,281     $    26,519  $24,776,762      $ 35,318,225   $    153,216        $ 35,165,009
------------------------------------------------------------------------------------------------------------------

AIM Capital
Development Fund     $ 7,368,692     $    11,465  $ 7,357,227      $  8,548,376   $      3,281        $  8,545,095
------------------------------------------------------------------------------------------------------------------

AIM Charter
Fund                 $29,583,893     $    58,255  $29,525,638      $ 43,928,613   $    504,457        $ 43,424,156
------------------------------------------------------------------------------------------------------------------

AIM
Constellation
Fund                 $63,117,935     $ 1,334,866  $61,783,069      $ 93,618,688   $  3,749,927        $ 89,868,761
------------------------------------------------------------------------------------------------------------------

AIM Core
Strategies
Fund(2)              $     5,619     $     5,619  $       -0-               N/A            N/A                 N/A
------------------------------------------------------------------------------------------------------------------

AIM Dent
Demographic
Trends Fund          $ 6,351,166     $     5,666  $ 6,345,500      $ 10,214,781   $      1,945        $ 10,212,836
------------------------------------------------------------------------------------------------------------------
AIM Diversified
Dividend Fund(2)     $    44,236     $    44,236  $       -0-               N/A            N/A                 N/A
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------
FUND NAME                                2000
                                         ----
--------------------------------------------------------------------
                      MANAGEMENT      MANAGEMENT           NET
                      ----------      ----------           ---
                      FEE PAYABLE     FEE WAIVERS       MANAGEMENT
                      -----------     -----------       ----------
                                                         FEE PAID
                                                         --------
--------------------------------------------------------------------
AIM Aggressive
Growth Fund           $ 26,977,097              -0-    $ 26,977,097
--------------------------------------------------------------------

AIM Basic
Value II Fund(1)               N/A              N/A             N/A
--------------------------------------------------------------------
AIM Blue Chip
Fund                  $ 36,923,601   $       70,387    $ 36,853,214
--------------------------------------------------------------------

AIM Capital
Development
Fund                  $  9,200,414              -0-    $  9,200,414
--------------------------------------------------------------------

AIM Charter
Fund                  $ 56,142,463   $    1,484,073    $ 54,658,390
--------------------------------------------------------------------

AIM
Constellation
Fund                  $128,677,520   $    6,187,566    $122,489,954
--------------------------------------------------------------------

AIM Core
Strategies                     N/A              N/A             N/A
Fund(2)
--------------------------------------------------------------------

AIM Dent
Demographic
Trends Fund           $ 10,757,633              -0-    $ 10,757,633
--------------------------------------------------------------------
AIM Diversified
Dividend Fund(2)               N/A              N/A             N/A
--------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
FUND NAME                               2002                                         2001
                                        ----                                         ----
-------------------------------------------------------------------------------------------------------------------
                      MANAGEMENT     MANAGEMENT    NET MANAGEMENT   MANAGEMENT     MANAGEMENT        NET MANAGEMENT
                      ----------     ----------    --------------   ----------     ----------        --------------
                     FEE PAYABLE     FEE WAIVERS      FEE PAID      FEE PAYABLE    FEE WAIVERS          FEE PAID
                     -----------     -----------      --------      -----------    -----------          --------
-------------------------------------------------------------------------------------------------------------------
AIM Emerging
Growth Fund(3)       $ 1,352,147     $     1,704  $ 1,350,443       $ 1,912,682    $   261,774       $  1,650,908
------------------------------------------------------------------------------------------------------------------

AIM Large Cap
Basic Value
Fund                 $ 1,168,281     $       793  $ 1,167,488       $   537,749    $    85,532       $    452,217
------------------------------------------------------------------------------------------------------------------

AIM Large Cap
Growth Fund          $ 2,371,037     $     3,052  $ 2,367,985       $ 3,378,201    $     1,590       $  3,376,611
------------------------------------------------------------------------------------------------------------------

AIM Mid Cap
Growth Fund          $ 1,620,211     $     2,679  $ 1,617,532       $ 1,860,437    $       875       $  1,859,562
------------------------------------------------------------------------------------------------------------------

AIM U.S. Growth
Fund(1)              $     1,237     $     1,237  $       -0-               N/A            N/A                N/A
-----------------------------------------------------------------------------------------------------------------
AIM Weingarten
Fund                 $26,086,537     $    28,985  $26,057,552       $46,064,764    $   584,500       $ 45,480,264
-----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------
FUND NAME                                2000
                                         ----
--------------------------------------------------------------------
                      MANAGEMENT       MANAGEMENT           NET
                      ----------       ----------           ---
                      FEE PAYABLE     FEE WAIVERS       MANAGEMENT
                      -----------     -----------       ----------
                                                         FEE PAID
                                                         --------
--------------------------------------------------------------------
AIM Emerging
Growth Fund(3)       $   908,443             -0-       $   908,443
------------------------------------------------------------------

AIM Large Cap
Basic Value
Fund                 $    12,555     $    12,555               -0-
------------------------------------------------------------------

AIM Large Cap
Growth Fund          $ 1,064,335             -0-       $ 1,064,335
------------------------------------------------------------------

AIM Mid Cap
Growth Fund          $ 1,125,851             -0-       $ 1,125,851
------------------------------------------------------------------

AIM U.S. Growth
Fund(1)                      N/A             N/A               N/A
------------------------------------------------------------------

AIM Weingarten
Fund                 $75,218,931     $ 5,181,384       $70,073,547
------------------------------------------------------------------

(1)  Commenced operations on August 30, 2002

(2)  Commenced operations on December 31, 2001

(3)  Commenced operations on March 31, 2000

         For the last three fiscal periods or years ended October 31, the sub-advisory fees paid by AIM Advisors to H.S. Dent Advisors, Inc. with respect to services provided to the AIM Dent Demographic Trends Funds were as follows:

                                                 2002                     2001                 2000
                                                 ----                     ----                 ----
AIM Dent Demographic Trends Fund .........     $971,355                $2,403,478           $2,531,208

                                   APPENDIX F

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended October 31:

-----------------------------------------------------------------------
       FUND NAME                 2002            2001            2000
                                 ----            ----            ----
-----------------------------------------------------------------------
AIM Aggressive Growth
Fund                           $383,159        $276,738        $233,230
-----------------------------------------------------------------------
AIM Basic Value II
Fund(1)                        $  8,493             N/A             N/A
-----------------------------------------------------------------------
AIM Blue Chip Fund             $441,011        $331,400        $280,996
-----------------------------------------------------------------------
AIM Capital
Development Fund               $205,580        $160,775        $147,339
-----------------------------------------------------------------------
AIM Charter Fund               $468,551        $383,570        $383,224
-----------------------------------------------------------------------
AIM Constellation Fund         $629,514        $622,082        $731,392
-----------------------------------------------------------------------
AIM Core Strategies
Fund(2)                        $ 41,781             N/A             N/A
-----------------------------------------------------------------------
AIM Dent Demographic
Trends Fund                    $145,864        $151,955        $142,614
-----------------------------------------------------------------------
AIM Diversified Dividend
Fund(2)                          41,781             N/A             N/A
-----------------------------------------------------------------------
AIM Emerging Growth
Fund(3)                        $ 50,000        $ 50,000        $ 29,235
-----------------------------------------------------------------------
AIM Large Cap Basic
Value Fund                     $ 50,000        $ 50,000        $ 50,000
-----------------------------------------------------------------------
AIM Large Cap Growth
Fund                           $ 87,337        $110,085        $ 50,000
-----------------------------------------------------------------------
AIM Mid Cap Growth
Fund                           $ 50,000        $ 50,000        $ 50,000
-----------------------------------------------------------------------
AIM U.S. Growth Fund(1)           8,493             N/A             N/A
-----------------------------------------------------------------------
AIM Weingarten Fund            $450,564        $392,623        $473,764
-----------------------------------------------------------------------

(1)   Commenced operations on August 30, 2002

(2)   Commenced operations on December 31, 2001

(3)   Commenced operations on March 31, 2000

                                   APPENDIX G

                              BROKERAGE COMMISSIONS

         Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years or period ended October 31, were as follows:

           FUND                           2002           2001            2000
           ----                       -----------     -----------     -----------
AIM Aggressive Growth Fund(2)         $ 5,920,899     $ 6,473,868     $ 4,003,829
AIM Basic Value II Fund(3)                  1,313             N/A             N/A
AIM Blue Chip Fund                    $ 4,014,589       3,838,893       3,087,012
AIM Capital Development Fund          $ 4,525,600       4,153,032       2,924,761
AIM Charter Fund                      $12,272,154      12,104,855      10,479,914
AIM Constellation Fund(4)             $16,936,943      23,003,818      25,382,535
AIM Core Strategies Fund(5)                 1,587             N/A             N/A
AIM Dent Demographic Trends Fund(6)   $ 4,652,389       3,053,966       1,831,365
AIM Diversified Dividend Fund(5)           17,394             N/A             N/A
AIM Emerging Growth Fund(7), (9)      $ 2,158,091       1,016,711         136,048
AIM Large Cap Basic Value Fund        $   300,919         235,562           8,679
AIM Large Cap Growth Fund             $   864,959         891,255         284,025
AIM Mid Cap Growth Fund               $ 1,118,766         801,920         361,741
AIM U.S. Growth Fund(3)                       844             N/A             N/A
AIM Weingarten Fund(8)                $23,824,701      30,640,967      21,922,844

(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

(2) The variation in brokerage commissions paid by the AIM Aggressive Growth Fund for the fiscal year ended October 31, 2002, as compared to the fiscal year ended October 31, 2000, was due to a significant fluctuation in asset levels and cash outflows.

(3)   Commenced operations on August 30, 2002.

(4) The variation in brokerage commissions paid by AIM Constellation Fund for the fiscal year ended October 31, 2002, as compared to the two prior fiscal years was due to a decrease in asset levels and portfolio transactions.

(5)   Commenced operations on December 31, 2001.

(6) The variation in brokerage commissions paid by AIM Dent Demographic Trends Fund for the fiscal year ended October 31, 2002, as compared to the two prior fiscal years, was due to a significant fluctuation in asset levels, cash outflows and an increase in transactions on which commissions were paid.

(7)   Commenced operations on March 31, 2000.

(8) The variation in the brokerage commissions paid by AIM Weingarten Fund for the fiscal year ended October 31, 2002, as compared to the prior fiscal year, was due to a decrease in assets and portfolio turnover.

(9) The variation in brokerage commissions paid by AIM Emerging Growth Fund for the fiscal year ended October 31, 2002, as compared to the two prior fiscal years, was due to a significant fluctuation in asset levels, increased portfolio turnover and an increase in transactions on which commissions were paid.

                                   APPENDIX H

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

         During the last fiscal year ended October 31, 2002, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:

                                                              Related
            Fund                      Transactions     Brokerage Commissions
            ----                      ------------     ---------------------
AIM Aggressive Growth Fund           $  565,103,831       $      879,279
AIM Basic Value II Fund(1)                   22,299                   43
AIM Blue Chip Fund                      482,791,925              704,507
AIM Capital Development Fund            275,926,022              559,877
AIM Charter Fund                      1,750,689,258            2,288,465
AIM Constellation Fund                1,667,124,770            2,166,999
AIM Core Strategies Fund(2)                     732                    4
AIM Dent Demographic Trends Fund        303,483,443              523,736
AIM Diversified Dividend Fund(2)          2,034,618                2,336
AIM Emerging Growth Fund                107,310,161              296,892
AIM Large Cap Basic Value Fund           11,547,195               16,829
AIM Large Cap Growth Fund                72,803,328               92,460
AIM Mid Cap Growth Fund                  70,267,204              143,854
AIM U.S. Growth Fund(1)                           0                    0
AIM Weingarten Fund                   1,938,782,465            3,013,694

(1)   Commenced operations on August 30, 2002

(2)   Commenced operations on December 31, 2001

         During the last fiscal year ended October 31, 2002, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:

        Fund/Issuer                     Security       Market Value
        -----------                     --------       ------------
AIM Aggressive Growth Fund
  Legg Mason                          Common Stock     $11,615,000

AIM Basic Value II Fund
  J.P. Morgan Chase & Co.             Common Stock          29,050
  Merrill Lynch & Co., Inc.           Common Stock          37,950

AIM Blue Chip Fund
  Goldman Sachs Group, Inc. (The)     Common Stock      28,640,000
  J.P. Morgan Chase & Co.             Common Stock      18,675,000
  Merrill Lynch & Co., Inc.           Common Stock      28,462,500
  Morgan Stanley                      Common Stock      35,028,000

AIM Charter Fund
  Morgan Stanley                      Common Stock      29,190,000

AIM Constellation Fund
  Goldman Sachs Group, Inc. (The)     Common Stock      53,700,000
  Merrill Lynch & Co., Inc.           Common Stock      57,129,930
  Morgan Stanley                      Common Stock      56,173,236

          Fund/Issuer                    Security      Market Value
          -----------                    --------      ------------
AIM Core Strategies Fund
  Bear Stearns Cos., Inc. (The)        Common Stock          2,442

AIM Dent Demographic Trends Fund
  Goldman Sachs Group, Inc. (The)      Common Stock      4,296,000
  Lehman Brothers Holdings Inc.        Common Stock      3,995,250
  Morgan Stanley                       Common Stock      4,475,800

AIM Diversified Dividend Fund
  Morgan Stanley                       Common Stock        124,544

AIM Large Cap Basic Value Fund
  J.P. Morgan Chase & Co.              Common Stock      3,942,500
  Merrill Lynch & Co., Inc.            Common Stock      3,719,100
  Morgan Stanley                       Common Stock      3,853,080

AIM Weingarten Fund
  Goldman Sachs Group, Inc. (The)      Common Stock     28,640,000
  J.P. Morgan Chase & Co.              Common Stock     20,750,000

                                   APPENDIX I

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS

         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year or period ended October 31, 2002 follows:

                                        CLASS A         CLASS B         CLASS C      CLASS R
              FUND                      SHARES          SHARES          SHARES       SHARES
              ----                      ------          ------          ------       ------
AIM Aggressive Growth Fund(3)        $ 5,780,784     $ 2,857,330     $   929,471      $  69
AIM Basic Value II Fund(1)                   218             465             465        N/A
AIM Blue Chip Fund(3)                  6,517,172      16,167,462       4,196,874         31
AIM Capital Development Fund(3)        2,050,963       4,539,281         690,638         20
AIM Charter Fund(3)                    8,613,574      15,924,539       2,261,077         23
AIM Constellation Fund(3)             26,651,431       7,863,981       2,406,943        104
AIM Core Strategies Fund(2)                1,049           2,248           2,248        N/A
AIM Dent Demographic Trends Fund         993,200       3,310,084       1,324,161        N/A
AIM Diversified Dividend Fund(2)           9,410          25,823           6,272        N/A
AIM Emerging Growth Fund                 274,207         553,611         253,702        N/A
AIM Large Cap Basic Value Fund(3)        349,059         697,535         252,255         17
AIM Large Cap Growth Fund(3)             466,743       1,320,106         507,688         18
AIM Mid Cap Growth Fund(3)               337,632         822,210         238,357         17
AIM U.S. Growth Fund(1)                      231             495             495        N/A
AIM Weingarten Fund(3)                 9,600,534       7,658,196       1,234,983         43

(1)   Commenced operations on August 30, 2002

(2)   Commenced operations on December 31, 2001

(3)   Commenced operations for R Class on June 3, 2002.

                                   APPENDIX J

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the fiscal year ended October 31, 2002, follows:

                                                     PRINTING &                 UNDERWRITERS     DEALERS
                                     ADVERTISING      MAILING        SEMINARS   COMPENSATION   COMPENSATION
                                     -----------      -------        --------   ------------   ------------
AIM Aggressive Growth Fund          $       -0-            -0-            -0-       -0-          5,780,784
AIM Basic Value II Fund(1)                  N/A            N/A            N/A       N/A                N/A
AIM Blue Chip Fund                      499,128         62,911        187,740       -0-          5,767,393
AIM Capital Development Fund            206,409         25,996         78,021       -0-          1,740,537
AIM Charter Fund                        513,609         64,811        190,484       -0-          7,844,670
AIM Constellation Fund                1,391,961        175,372        516,796       -0-         24,567,302
AIM Core Strategies Fund(2)                 N/A            N/A            N/A       N/A                N/A
AIM Dent Demographic Trends Fund        106,595         13,309         37,969       -0-            835,327
AIM Diversified Dividend Fund(2)            -0-            -0-            -0-       -0-              9,410
AIM Emerging Growth Fund                 29,306          3,746         11,017       -0-            230,138
AIM Large Cap Basic Value Fund           34,761          4,450         11,933       -0-            297,915
AIM Large Cap Growth Fund                38,719          4,966         13,795       -0-            409,263
AIM Mid Cap Growth Fund                  32,433          4,067         12,167       -0-            288,965
AIM U.S. Growth Fund(1)                     N/A            N/A            N/A       N/A                N/A
AIM Weingarten Fund                     613,489         77,459        229,104       -0-          8,680,483

(1)   Commenced operations on August 30, 2002

(2)   Commenced operations on December 31, 2001

         An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the fiscal year ended October 31, 2002, follows:

                                                     PRINTING &                UNDERWRITERS     DEALERS
                                     ADVERTISING      MAILING       SEMINARS   COMPENSATION   COMPENSATION
                                     -----------      -------       --------   ------------   ------------
AIM Aggressive Growth Fund           $   69,192          8,852       23,520      2,142,997        612,769
AIM Basic Value II Fund(1)                  N/A            N/A          N/A            N/A            N.A
AIM Blue Chip Fund                      167,358         21,023       62,166     12,125,597      3,791,318
AIM Capital Development Fund             29,940          3,710       11,357      3,404,461      1,089,813
AIM Charter Fund                         99,364         12,498       36,430     11,943,404      3,832,843
AIM Constellation Fund                  115,674         14,521       43,132      5,897,985      1,792,669
AIM Core Strategies Fund(2)                 N/A            N/A          N/A            N/A            N/A
AIM Dent Demographic Trends Fund         36,222          4,523       14,260      2,482,563        772,516
AIM Diversified Dividend Fund(2)          2,135            -0-          -0-         19,367          4,320
AIM Emerging Growth Fund                  8,128          1,108        3,079        415,208        126,088
AIM Large Cap Basic Value Fund           19,549          2,416        7,322        523,151        145,097
AIM Large Cap Growth Fund                22,439          2,822        7,840        990,080        296,925
AIM Mid Cap Growth Fund                  15,275          2,024        5,190        616,658        183,063
AIM U.S. Growth Fund(1)                     N/A            N/A          N/A            N/A            N/A
AIM Weingarten Fund                      75,003          9,361       27,736      5,743,647      1,802,449

(1)   Commenced operations on August 30, 2002

(2)   Commenced operations on December 31, 2001

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended October 31, 2002, follows:

                                                    PRINTING &                UNDERWRITERS     DEALERS
                                     ADVERTISING     MAILING       SEMINARS   COMPENSATION   COMPENSATION
                                     -----------     -------       --------   ------------   ------------
AIM Aggressive Growth Fund           $  27,661         3,559         9,366       193,567         695,318
AIM Basic Value II Fund(1)                 N/A           N/A           N/A           N/A             N/A
AIM Blue Chip Fund                      57,196         7,092        21,430       412,692       3,698,464
AIM Capital Development Fund            11,000         1,222         4,753        81,483         592,180
AIM Charter Fund                        27,254         3,526        10,492       199,365       2,020,440
AIM Constellation Fund                  39,369         5,059        14,507       282,893       2,065,115
AIM Core Strategies Fund(2)                N/A           N/A           N/A           N/A             N/A
AIM Dent Demographic Trends Fund        19,412         2,418         6,717       138,540       1,157,073
AIM Diversified Dividend Fund(2)           635            87             0         2,860           2,690
AIM Emerging Growth Fund                 6,316           702         1,560        37,430         207,695
AIM Large Cap Basic Value Fund          11,118         1,346         4,985        82,258         152,548
AIM Large Cap Growth Fund               12,505         1,705         3,552        85,258         404,668
AIM Mid Cap Growth Fund                  7,140           974         1,803        45,975         182,466
AIM U.S. Growth Fund(1)                    N/A           N/A           N/A           N/A             N/A
AIM Weingarten Fund                     21,922         2,821         8,248       160,830       1,041,162

(1)   Commenced operations on August 30, 2002

(2)   Commenced operations on December 31, 2001

         Class R shares of AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund commenced operations on June 3, 2002. The fees paid by Class R shares of the Funds for the above noted categories during the fiscal year ended October 31, 2002 were $68.96, $31.57, $20.22, $23.43, $104.02, $17.33, $18.44,
$16.60 and $42.91, respectively.

                                   APPENDIX K

                               TOTAL SALES CHARGES

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal periods or years ending October 31:

                                                 2002                           2001                            2000
                                                 ----                           ----                            ----
                                        SALES           AMOUNT          SALES          AMOUNT          SALES           AMOUNT
                                       CHARGES         RETAINED        CHARGES        RETAINED        CHARGES         RETAINED
                                       -------         --------        -------        --------        -------         --------
AIM Aggressive Growth Fund           $ 2,490,945     $   401,540     $ 6,941,065     $ 1,042,378    $ 13,013,259     $ 2,075,726
AIM Basic Value II Fund(1)                   N/A             N/A             N/A             N/A             N/A             N/A
AIM Blue Chip Fund                     3,369,955         524,961      10,186,805       1,504,443      18,764,141       2,876,209
AIM Capital Development Fund           1,081,325         167,124       1,471,704         217,702       1,986,868         309,839
AIM Charter Fund                       2,445,644         387,132       8,482,508       1,267,570      21,686,299       3,447,012
AIM Constellation Fund                 7,869,917       1,272,976      18,221,618       2,721,593      32,281,350       5,088,774
AIM Core Strategies Fund(2)                  N/A             N/A             N/A             N/A             N/A             N/A
AIM Dent Demographic Trends Fund         890,896         131,333       3,448,426         505,337      13,202,030       2,007,746
AIM Diversified Dividend Fund(2)          70,911          11,277             N/A             N/A             N/A             N/A
AIM Emerging Growth Fund(3)              255,036          42,050         711,947         108,381       2,135,371         336,338
AIM Large Cap Basic Value Fund           447,812          72,325         838,531         120,808          80,721          12,029
AIM Large Cap Growth Fund                567,190          89,304       2,588,386         403,111       3,837,030         577,198
AIM Mid Cap Growth Fund                  456,202          70,433       1,057,009         162,126       2,652,130         422,379
AIM U.S. Growth Fund*                        N/A             N/A             N/A             N/A             N/A             N/A
AIM Weingarten Fund                    2,965,221         482,681       9,137,102       1,394,055      23,882,434       3,854,495

(1)   Commenced operations on August 30, 2002

(2)   Commenced operations on December 31, 2001

(3)   Commenced operations on March 31, 2000

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C shareholders and retained by AIM Distributors for the last three fiscal periods or years ended October 31:

                                              2002               2001             2000
                                              ----               ----             ----
AIM Aggressive Growth Fund                 $    88,844      $  127,954         $   55,615
AIM Basic Value II Fund(1)                         N/A             N/A                N/A
AIM Blue Chip Fund                             107,445         251,600            197,230
AIM Capital Development Fund                    15,360          19,079             22,923
AIM Charter Fund                                69,358         191,689            148,823
AIM Constellation Fund                         183,857         317,491            411,140
AIM Core Strategies Fund(2)                        N/A             N/A                N/A
AIM Dent Demographic Trends Fund                27,687         152,995             91,369
AIM Diversified Dividend Fund(2)                    83             N/A                N/A
AIM Emerging Growth Fund(3)                      8,141          50,717              9,199
AIM Large Cap Basic Value Fund                  10,512          31,559                502
AIM Large Cap Growth Fund                       19,917          97,612             15,696
AIM Mid Cap Growth Fund                         16,428          26,251             23,692
AIM U.S. Growth Fund*                              N/A             N/A                N/A
AIM Weingarten Fund                             61,852         163,986            139,887

(1)   Commenced operations on August 30, 2002

(2)   Commenced operations on December 31, 2001

(3)   Commenced operations on March 31, 2000

                                   APPENDIX L

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS

The average annual total returns (including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                          PERIODS ENDED
                                                        OCTOBER 31, 2002
                                                        ----------------
                                                                          SINCE      INCEPTION
        CLASS A SHARES:              1 YEAR     5 YEARS    10 YEARS     INCEPTION       DATE
        --------------               ------     -------    --------     ---------       ----
AIM Aggressive Growth Fund           -20.67%     -4.03%     10.78%          N/A       05/01/84
AIM Basic Value II Fund                 N/A        N/A        N/A        -13.71%      08/30/02
AIM Blue Chip Fund                   -22.33%     -2.84%      7.11%          N/A       02/04/87
AIM Capital Development Fund         -17.63%     -0.74%       N/A          5.47%      06/17/96
AIM Charter Fund                     -13.55%     -2.16%      6.89%          N/A       11/26/68
AIM Constellation Fund               -17.63      -3.36%      7.47%          N/A       04/30/76
AIM Core Strategies Fund                N/A        N/A        N/A        -24.48%      12/31/01
AIM Dent Demographic Trends Fund     -25.56%       N/A        N/A        -15.37%      06/07/99
AIM Diversified Dividend Fund           N/A        N/A        N/A        -17.77%*     12/31/01
AIM Emerging Growth Fund             -28.72%       N/A        N/A        -29.22%      03/31/00
AIM Large Cap Basic Value Fund       -20.62%       N/A        N/A         -3.06%      06/30/99
AIM Large Cap Growth Fund            -21.01%       N/A        N/A         -9.22%      03/01/99
AIM Mid Cap Growth Fund              -27.86%       N/A        N/A        -14.77%      11/01/99
AIM U.S. Growth Fund                    N/A        N/A        N/A         -7.75%      08/30/02
AIM Weingarten Fund                  -29.20%     -8.48%      2.82%          N/A       06/17/69

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                          PERIODS ENDED
                                                        OCTOBER 31, 2002
                                                        ----------------
                                                                         SINCE     INCEPTION
        CLASS B SHARES:              1 YEAR     5 YEARS    10 YEARS    INCEPTION      DATE
        --------------               ------     -------    --------    ---------      ----
AIM Aggressive Growth Fund           -20.85%       N/A        N/A        -2.91%     03/01/99
AIM Basic Value II Fund                 N/A        N/A        N/A       -13.27%     08/30/02
AIM Blue Chip Fund                   -22.39%     -2.78%       N/A         2.48%     10/01/96
AIM Capital Development Fund         -17.73%     -0.65%       N/A         3.94%     10/01/96
AIM Charter Fund                     -13.77%     -2.07        N/A         5.35%     06/26/95
AIM Constellation Fund               -17.77%       N/A        N/A        -3.83%     11/03/97
AIM Core Strategies Fund                N/A        N/A        N/A       -24.10%     12/31/01
AIM Dent Demographic Trends Fund     -25.65%       N/A        N/A       -15.27%     06/07/99
AIM Diversified Dividend Fund           N/A        N/A        N/A       -17.82%     12/31/01
AIM Emerging Growth Fund             -28.75%       N/A        N/A       -28.93%     03/31/00
AIM Large Cap Basic Value Fund       -20.66%       N/A        N/A        -8.71%     08/01/00
AIM Large Cap Growth Fund            -21.11%       N/A        N/A       -11.99%     04/05/99
AIM Mid Cap Growth Fund              -27.94%       N/A        N/A       -14.65%     11/01/99
AIM U.S. Growth Fund                    N/A        N/A        N/A        -7.28%     08/30/02
AIM Weingarten Fund                  -29.35%     -8.36%       N/A         0.33%     06/26/95

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                          PERIODS ENDED
                                                        OCTOBER 31, 2002*
                                                        -----------------
                                                                        SINCE      INCEPTION
        CLASS C SHARES:               1 YEAR     5 YEARS   10 YEARS    INCEPTION     DATE**
        --------------                ------     -------   --------    ---------     ------
AIM Aggressive Growth Fund            -17.52%      N/A        N/A       -2.34%      03/01/99
AIM Basic Value II Fund                  N/A       N/A        N/A       -9.61%      08/30/02
AIM Blue Chip Fund                    -19.12%    -2.39%       N/A       -2.86%      08/04/97
AIM Capital Development Fund          -14.28%    -0.31%       N/A        1.04%      08/04/97
AIM Charter Fund                      -10.03%    -1.75%       N/A       -2.29%      08/04/97
AIM Constellation Fund                -14.27%    -3.01%       N/A       -3.58%      08/04/97
AIM Core Strategies Fund                 N/A       N/A        N/A      -20.90%      12/31/01
AIM Dent Demographic Trends Fund      -22.52%      N/A        N/A      -14.50%      06/07/99
AIM Diversified Dividend Fund            N/A       N/A        N/A      -14.36%      12/31/01
AIM Emerging Growth Fund              -25.75%      N/A        N/A      -28.13%      03/31/00
AIM Large Cap Basic Value Fund        -17.32%      N/A        N/A       -7.48%      08/01/00
AIM Large Cap Growth Fund             -17.67%      N/A        N/A      -11.20%      04/05/99
AIM Mid Cap Growth Fund               -24.90%      N/A        N/A      -13.78%      11/01/99
AIM U.S. Growth Fund                     N/A       N/A        N/A       -3.38%      08/30/02
AIM Weingarten Fund                   -26.35%    -8.13%       N/A       -8.15%      08/04/97

* The returns shown for these periods are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

** The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                           PERIODS ENDED
                                                         OCTOBER 31, 2002
                                                         ----------------
                                                                          SINCE      INCEPTION
       CLASS R SHARES:                 1 YEAR    5 YEARS     10 YEARS   INCEPTION       DATE
       --------------                  ------    -------     --------   ---------       ----
AIM Aggressive Growth Fund            -16.14%     -3.16%      11.15%        N/A       06/03/02
AIM Blue Chip Fund                    -17.90%     -1.87%       7.56%        N/A       06/03/02
AIM Capital Development Fund          -13.01%      0.23%        N/A        6.25%      06/03/02
AIM Charter Fund                       -8.71%     -1.25%       7.28%        N/A       06/03/02
AIM Constellation Fund                -12.63%     -2.37%       7.91%        N/A       06/03/02
AIM Large Cap Basic Value Fund        -16.06%       N/A         N/A       -1.54%      06/03/02
AIM Large Cap Growth Fund             -16.51%       N/A         N/A       -7.93%      06/03/02
AIM Mid Cap Growth Fund               -23.84%       N/A         N/A      -13.31%      06/03/02
AIM Weingarten Fund                   -25.15%     -7.61%       3.20%        N/A       06/03/02

CUMULATIVE TOTAL RETURNS

         The cumulative total returns (including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                         PERIODS ENDED
                                                       OCTOBER 31, 2002
                                                       ----------------
                                                                       SINCE     INCEPTION
        CLASS A SHARES:               1 YEAR    5 YEARS   10 YEARS   INCEPTION      DATE
        --------------                ------    -------   --------   ---------      ----
AIM Aggressive Growth Fund            -20.67%   -18.58%    178.42%       N/A      05/01/84
AIM Basic Value II Fund                  N/A       N/A        N/A     -13.71%     08/30/02
AIM Blue Chip Fund                    -22.33%   -13.40%     98.72%       N/A      02/04/87
AIM Capital Development Fund          -17.63%    -3.66%       N/A     -40.41%     06/17/96
AIM Charter Fund                      -13.55%   -10.33%     94.65%       N/A      11/26/68
AIM Constellation Fund                -17.63%   -15.70%    105.56%       N/A      04/30/76
AIM Core Strategies Fund                 N/A       N/A        N/A     -24.48%     12/31/01
AIM Dent Demographic Trends Fund      -25.56%      N/A        N/A     -43.29%     06/07/99
AIM Diversified Dividend Fund            N/A       N/A        N/A     -17.77%*    12/31/01
AIM Emerging Growth Fund              -28.72%      N/A        N/A     -59.09%     03/31/00
AIM Large Cap Basic Value Fund        -20.62%      N/A        N/A      -9.85%     06/30/99
AIM Large Cap Growth Fund             -21.01%      N/A        N/A     -29.88%     03/01/99
AIM Mid Cap Growth Fund               -27.86%      N/A        N/A     -38.09%     11/01/99
AIM U.S. Growth Fund                     N/A       N/A        N/A      -7.75%     08/30/02
AIM Weingarten Fund                   -29.20%   -35.81%     32.01%       N/A      06/17/69

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                        PERIODS ENDED
                                                      OCTOBER 31, 2002
                                                      ----------------
                                                                       SINCE      INCEPTION
        CLASS B SHARES:              1 YEAR    5 YEARS   10 YEARS    INCEPTION      DATE
        --------------               ------    -------   --------    ---------      ----
AIM Aggressive Growth Fund           -20.85%      N/A        N/A      -10.27%     03/01/99
AIM Basic Value II Fund                 N/A       N/A        N/A      -13.27%     08/30/02
AIM Blue Chip Fund                   -22.39%   -13.15%       N/A       16.06%     10/01/96
AIM Capital Development Fund         -17.73%    -3.21%       N/A       26.47%     10/01/96
AIM Charter Fund                     -13.77%    -9.94%       N/A       46.62%     06/26/95
AIM Constellation Fund               -17.77%      N/A        N/A      -17.71%     11/03/97
AIM Core Strategies Fund                N/A       N/A        N/A      -24.10%     12/31/01
AIM Dent Demographic Trends Fund     -25.65%      N/A        N/A      -43.06%     06/07/99
AIM Diversified Dividend Fund           N/A       N/A        N/A      -17.82%*    12/31/01
AIM Emerging Growth Fund             -28.75%      N/A        N/A      -58.66%     03/31/00
AIM Large Cap Basic Value Fund       -20.66%      N/A        N/A      -18.54%     08/01/00
AIM Large Cap Growth Fund            -21.11%      N/A        N/A      -36.62%     04/05/99
AIM Mid Cap Growth Fund              -27.94%      N/A        N/A      -37.82%     11/01/99
AIM U.S. Growth Fund                    N/A       N/A        N/A       -7.28%     08/30/02
AIM Weingarten Fund                  -29.35%   -35.39%       N/A        2.42%     06/26/95

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                        PERIODS ENDED
                                                      OCTOBER 31, 2002
                                                      ----------------
                                                                         SINCE      INCEPTION
        CLASS C SHARES:               1 YEAR     5 YEARS   10 YEARS    INCEPTION       DATE
        --------------                ------     -------   --------    ---------       ----
AIM Aggressive Growth Fund            -17.52%       N/A       N/A        -8.31%      03/01/99
AIM Basic Value II Fund                  N/A        N/A       N/A        -9.61%      08/30/02
AIM Blue Chip Fund                    -19.12%    -11.39%      N/A       -14.10%      08/04/97
AIM Capital Development Fund          -14.28%     -1.52%      N/A         5.56%      08/04/97
AIM Charter Fund                      -10.03%     -8.47%      N/A       -11.43%      08/04/97
AIM Constellation Fund                -14.27%    -14.15%      N/A       -17.38%      08/04/97
AIM Core Strategies Fund                 N/A        N/A       N/A       -20.90%      12/31/01
AIM Dent Demographic Trends Fund      -22.52%       N/A       N/A       -41.30%      06/07/99
AIM Diversified Dividend Fund            N/A        N/A       N/A       -14.36%*     12/31/01
AIM Emerging Growth Fund              -25.75%       N/A       N/A       -57.45%      03/31/00
AIM Large Cap Basic Value Fund        -17.32%       N/A       N/A       -16.04%      08/01/00
AIM Large Cap Growth Fund             -17.67%       N/A       N/A       -34.57%      04/05/99
AIM Mid Cap Growth Fund               -24.90%       N/A       N/A       -35.90%      11/01/99
AIM U.S. Growth Fund                     N/A        N/A       N/A        -3.38%      08/30/02
AIM Weingarten Fund                   -26.35%    -34.55%      N/A       -35.95%      08/04/97

         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                           PERIODS ENDED
                                                         OCTOBER 31, 2002*
                                                         -----------------
                                                                         SINCE      INCEPTION
        CLASS R SHARES:               1 YEAR     5 YEARS    10 YEARS   INCEPTION      DATE**
        --------------                ------     -------    --------   ---------      ------
AIM Aggressive Growth Fund            -16.14%    -14.81%     187.74%       N/A       06/03/02
AIM Blue Chip Fund                    -17.90%     -8.99%     107.30%       N/A       06/03/02
AIM Capital Development Fund          -13.01%      1.18%        N/A      47.12%      06/03/02
AIM Charter Fund                       -8.71%     -6.08%     101.94%       N/A       06/03/02
AIM Constellation Fund                -12.63%    -11.30%     114.12%       N/A       06/03/02
AIM Large Cap Basic Value Fund        -16.06%       N/A         N/A      -5.04%      06/03/02
AIM Large Cap Growth Fund             -16.51%       N/A         N/A     -26.15%      06/03/02
AIM Mid Cap Growth Fund               -23.84%       N/A         N/A     -34.86%      06/03/02
AIM Weingarten Fund                   -25.15%    -32.70%      37.04%       N/A       06/03/02

* The returns shown for these periods are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

** The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

         The average annual total returns (after taxes on distributions and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                         PERIODS ENDED
                                                       OCTOBER 31, 2002
                                                       ----------------
                                                                        SINCE     INCEPTION
         CLASS A SHARES:              1 YEAR    5 YEARS    10 YEARS   INCEPTION      DATE
         --------------               ------    -------    --------   ---------      ----
AIM Aggressive Growth Fund            -20.67%    -5.41%      9.58%        N/A      05/01/84
AIM Basic Value II Fund                  N/A       N/A        N/A      -13.71%     08/30/02
AIM Blue Chip Fund                    -22.33%    -2.98%      6.08%        N/A      02/04/87
AIM Capital Development Fund          -17.63%    -1.59%       N/A        4.77%     06/17/96
AIM Charter Fund                      -13.55%    -3.66%      5.02%        N/A      11/26/68
AIM Constellation Fund                -17.63%    -4.92%      6.30%        N/A      04/30/76
AIM Core Strategies Fund                 N/A       N/A        N/A      -24.48%     12/31/01
AIM Dent Demographic Trends Fund      -25.56%      N/A        N/A      -15.37%     06/07/99
AIM Diversified Dividend Fund            N/A       N/A        N/A      -17.77%*    12/31/01
AIM Emerging Growth Fund              -28.72%      N/A        N/A      -29.75%     03/31/00
AIM Large Cap Basic Value Fund        -20.62%      N/A        N/A       -3.47%     06/30/99
AIM Large Cap Growth Fund             -21.01%      N/A        N/A       -9.22%     03/01/99
AIM Mid Cap Growth Fund               -27.86%      N/A        N/A      -14.77%     11/01/99
AIM U.S. Growth Fund                     N/A       N/A        N/A       -7.75%     08/30/02
AIM Weingarten Fund                   -29.20%   -10.51%      0.43%        N/A      06/17/69

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                           PERIODS ENDED
                                                         OCTOBER 31, 2002
                                                         ----------------
                                                                       SINCE      INCEPTION
         CLASS B SHARES:              1 YEAR    5 YEARS   10 YEARS   INCEPTION       DATE
         --------------               ------    -------   --------   ---------       ----
AIM Aggressive Growth Fund            -20.85%      N/A       N/A       -4.63%      03/01/99
AIM Basic Value II Fund                  N/A       N/A       N/A      -13.27%      08/30/02
AIM Blue Chip Fund                    -22.39%    -2.90%      N/A        1.97%      10/01/96
AIM Capital Development Fund          -17.73%    -1.53%      N/A        3.19%      10/01/96
AIM Charter Fund                      -13.77%    -3.55%      N/A        3.52%      06/26/95
AIM Constellation Fund                -17.77%      N/A       N/A       -5.44%      11/03/97
AIM Core Strategies Fund                 N/A       N/A       N/A      -24.10%      12/31/01
AIM Dent Demographic Trends Fund      -25.65%      N/A       N/A      -15.27%      06/07/99
AIM Diversified Dividend Fund            N/A       N/A       N/A      -17.82%*     12/31/01
AIM Emerging Growth Fund              -28.75%      N/A       N/A      -29.48%      03/31/00
AIM Large Cap Basic Value Fund        -20.66%      N/A       N/A       -8.79%      08/01/00
AIM Large Cap Growth Fund             -21.11%      N/A       N/A      -11.99%      04/05/99
AIM Mid Cap Growth Fund               -27.94%      N/A       N/A      -14.65%      11/01/99
AIM U.S. Growth Fund                     N/A       N/A       N/A       -7.28%      08/30/02
AIM Weingarten Fund                   -29.35%   -10.48%      N/A       -2.32%      06/26/95

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                        PERIODS ENDED
                                                       OCTOBER 31, 2002
                                                       ----------------
                                                                         SINCE      INCEPTION
         CLASS C SHARES:              1 YEAR     5 YEARS    10 YEARS   INCEPTION       DATE
         --------------               ------     -------    --------   ---------       ----
AIM Aggressive Growth Fund            -17.52%       N/A        N/A       -4.03%      03/01/99
AIM Basic Value II Fund                  N/A        N/A        N/A       -9.61%      08/30/02
AIM Blue Chip Fund                   %-19.12%     -2.51%       N/A       -2.97%      08/04/97
AIM Capital Development Fund          -14.28%     -1.18%       N/A        0.19%      08/04/97
AIM Charter Fund                      -10.03%     -3.21%       N/A       -3.69%      08/04/97
AIM Constellation Fund                -14.27%     -4.61%       N/A       -5.10%      08/04/97
AIM Core Strategies Fund                 N/A        N/A        N/A      -20.90%      12/31/01
AIM Dent Demographic Trends Fund      -22.52%       N/A        N/A      -14.50%      06/07/99
AIM Diversified Dividend Fund            N/A        N/A        N/A      -14.36%      12/31/01
AIM Emerging Growth Fund              -25.75%       N/A        N/A      -28.67%      03/31/00
AIM Large Cap Basic Value Fund        -17.32%       N/A        N/A       -7.55%      08/01/00
AIM Large Cap Growth Fund             -17.67%       N/A        N/A      -11.20%      04/05/99
AIM Mid Cap Growth Fund               -24.90%       N/A        N/A      -13.78%      11/01/99
AIM U.S. Growth Fund                     N/A        N/A        N/A       -3.38%      08/30/02
AIM Weingarten Fund                   -26.35%    -10.22%       N/A      -10.15%      08/04/97

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         The average annual total returns (after taxes on distributions and redemption and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                        PERIODS ENDED
                                                      OCTOBER 31, 2002
                                                      ----------------
                                                                        SINCE     INCEPTION
         CLASS A SHARES:              1 YEAR    5 YEARS    10 YEARS   INCEPTION      DATE
         --------------               ------    -------    --------   ---------      ----
AIM Aggressive Growth Fund            -12.69%    -2.57%      9.47%        N/A     05/01/84
AIM Basic Value II Fund                  N/A       N/A        N/A       -8.41%    08/30/02
AIM Blue Chip Fund                    -13.71%    -2.27%      5.50%        N/A     02/04/87
AIM Capital Development Fund          -10.83%    -0.73%       N/A        4.37%    06/17/96
AIM Charter Fund                       -8.32%    -1.84%      5.12%        N/A     11/26/68
AIM Constellation Fund                -10.83%    -2.11%      6.52%        N/A     04/30/76
AIM Core Strategies Fund                 N/A       N/A        N/A      -15.03%    12/31/01
AIM Dent Demographic Trends Fund      -15.69%      N/A        N/A      -11.75%    06/07/99
AIM Diversified Dividend Fund            N/A       N/A        N/A      -10.91%*   12/31/01
AIM Emerging Growth Fund              -17.63%      N/A        N/A      -22.00%    03/31/00
AIM Large Cap Basic Value Fund        -12.66%      N/A        N/A       -2.62%    06/30/99
AIM Large Cap Growth Fund             -12.90%      N/A        N/A       -7.18%    03/01/99
AIM Mid Cap Growth Fund               -17.11%      N/A        N/A      -11.41%    11/01/99
AIM U.S. Growth Fund                     N/A       N/A        N/A       -4.76%    08/30/02
AIM Weingarten Fund                   -17.93%    -5.74%      2.29%        N/A     06/17/69

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                         PERIODS ENDED
                                                       OCTOBER 31, 2002
                                                       ----------------
                                                                        SINCE      INCEPTION
         CLASS B SHARES:              1 YEAR     5 YEARS   10 YEARS   INCEPTION       DATE
         --------------               ------     -------   --------   ---------       ----
AIM Aggressive Growth Fund            -12.80%       N/A       N/A       -1.41%     03/01/99
AIM Basic Value II Fund                  N/A        N/A       N/A       -8.14%     08/30/02
AIM Blue Chip Fund                    -13.75%     -2.22%      N/A        1.85%     10/01/96
AIM Capital Development Fund          -10.89%     -0.66%      N/A        3.08%     10/01/96
AIM Charter Fund                       -8.46%     -1.73%      N/A        3.96%     06/26/95
AIM Constellation Fund                -10.91%       N/A       N/A       -2.43%     11/03/97
AIM Core Strategies Fund                 N/A        N/A       N/A      -14.79%     12/31/01
AIM Dent Demographic Trends Fund      -15.75%       N/A       N/A      -11.68%     06/07/99
AIM Diversified Dividend Fund            N/A        N/A       N/A      -10.94%*    12/31/01
AIM Emerging Growth Fund              -17.65%       N/A       N/A      -21.80%     03/31/00
AIM Large Cap Basic Value Fund        -12.68%       N/A       N/A       -6.92%     08/01/00
AIM Large Cap Growth Fund             -12.96%       N/A       N/A       -9.25%     04/05/99
AIM Mid Cap Growth Fund               -14.82%       N/A       N/A      -10.67%     11/01/99
AIM U.S. Growth Fund                     N/A        N/A       N/A       -4.47%     08/30/02
AIM Weingarten Fund                   -18.02%     -5.55%      N/A        0.58%     06/26/95

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                          PERIODS ENDED
                                                        OCTOBER 31, 2002
                                                        ----------------
                                                                         SINCE       INCEPTION
         CLASS C SHARES:              1 YEAR     5 YEARS   10 YEARS    INCEPTION       DATE
         --------------               ------     -------   --------    ---------       ----
AIM Aggressive Growth Fund            -10.76%       N/A       N/A        -0.97%      03/01/99
AIM Basic Value II Fund                  N/A        N/A       N/A        -5.90%      08/30/02
AIM Blue Chip Fund                    -11.74%     -1.91%      N/A        -2.27%      08/04/97
AIM Capital Development Fund           -8.77%     -0.38%      N/A         0.70%      08/04/97
AIM Charter Fund                       -6.16%     -1.48%      N/A        -1.90%      08/04/97
AIM Constellation Fund                 -8.76%     -1.79%      N/A        -2.26%      08/04/97
AIM Core Strategies Fund                 N/A        N/A       N/A       -12.83%      12/31/01
AIM Dent Demographic Trends Fund      -13.83%       N/A       N/A       -11.13%      06/07/99
AIM Diversified Dividend Fund            N/A        N/A       N/A        -8.82%      12/31/01
AIM Emerging Growth Fund              -15.81%       N/A       N/A       -21.25%      03/31/00
AIM Large Cap Basic Value Fund        -10.63%       N/A       N/A        -5.95%      08/01/00
AIM Large Cap Growth Fund             -10.85%       N/A       N/A        -8.86%      04/05/99
AIM Mid Cap Growth Fund               -15.29%       N/A       N/A       -10.67%      11/01/99
AIM U.S. Growth Fund                     N/A        N/A       N/A        -2.07%      08/30/02
AIM Weingarten Fund                   -16.18%     -5.38%      N/A        -5.43%      08/04/97

                              FINANCIAL STATEMENTS

                                       FS

Report of Independent Auditors

To the Shareholders of AIM Aggressive Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Aggressive Growth Fund (a portfolio AIM Equity Funds), including the schedule of investments, as of October 31, 2002, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Aggressive Growth Fund as of October 31, 2002, the results of its operations for the period then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP

Houston, Texas
December 10, 2002

FINANCIALS

Schedule of Investments

October 31, 2002


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS-93.49%

Advertising-0.65%

Lamar Advertising Co.(a)                          400,000    $   13,576,000
===========================================================================

Aerospace & Defense-1.65%

Alliant Techsystems Inc.(a)                       500,000        30,075,000
---------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)               97,400         4,577,800
===========================================================================
                                                                 34,652,800
===========================================================================

Air Freight & Logistics-1.76%

C.H. Robinson Worldwide, Inc.                     400,000        11,828,000
---------------------------------------------------------------------------
Expeditors International of Washington, Inc.      800,000        25,208,000
===========================================================================
                                                                 37,036,000
===========================================================================

Apparel Retail-2.72%

AnnTaylor Stores Corp.(a)                         500,000        11,715,000
---------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                    500,000         6,860,000
---------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)          1,000,000        23,370,000
---------------------------------------------------------------------------
Too Inc.(a)                                       600,000        15,180,000
===========================================================================
                                                                 57,125,000
===========================================================================

Application Software-3.88%

Activision, Inc.(a)                               300,000         6,150,000
---------------------------------------------------------------------------
Electronic Arts Inc.(a)                            75,000         4,884,000
---------------------------------------------------------------------------
Intuit Inc.(a)                                    600,000        31,152,000
---------------------------------------------------------------------------
National Instruments Corp.(a)                     956,700        27,447,723
---------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A             500,000        11,835,000
===========================================================================
                                                                 81,468,723
===========================================================================

Auto Parts & Equipment-3.09%

Gentex Corp.(a)                                 1,000,000        29,480,000
---------------------------------------------------------------------------
Lear Corp.(a)                                     500,000        18,275,000
---------------------------------------------------------------------------
Superior Industries International, Inc.           400,000        16,988,000
===========================================================================
                                                                 64,743,000
===========================================================================

Banks-1.11%

Southwest Bancorp. of Texas, Inc.(a)              300,000         8,475,000
---------------------------------------------------------------------------
TCF Financial Corp.                               350,000        14,854,000
===========================================================================
                                                                 23,329,000
===========================================================================

Broadcasting & Cable TV-1.87%

Hispanic Broadcasting Corp.(a)                    979,800        21,065,700
---------------------------------------------------------------------------
Westwood One, Inc.(a)                             500,000        18,150,000
===========================================================================
                                                                 39,215,700
===========================================================================

Computer & Electronics Retail-3.16%

CDW Computer Centers, Inc.(a)                   1,250,000        66,275,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


Construction & Engineering-2.55%

Jacobs Engineering Group Inc.(a)                1,768,600    $   53,570,894
===========================================================================

Consumer Finance-0.94%

Doral Financial Corp.                             750,000        19,695,000
===========================================================================

Data Processing Services-5.71%

Concord EFS, Inc.(a)                              625,000         8,925,000
---------------------------------------------------------------------------
DST Systems, Inc.(a)                              500,000        15,375,000
---------------------------------------------------------------------------
Fiserv, Inc.(a)                                 1,315,000        41,080,600
---------------------------------------------------------------------------
Iron Mountain Inc.(a)                             400,000        11,284,000
---------------------------------------------------------------------------
Paychex, Inc.                                   1,500,000        43,230,000
===========================================================================
                                                                119,894,600
===========================================================================

Department Stores-0.56%

Kohl's Corp.(a)                                   200,000        11,690,000
===========================================================================

Diversified Commercial Services-3.14%

Apollo Group, Inc.-Class A(a)                     125,000         5,187,500
---------------------------------------------------------------------------
ChoicePoint Inc.(a)                               300,000        11,358,000
---------------------------------------------------------------------------
Cintas Corp.                                      500,000        23,635,000
---------------------------------------------------------------------------
H&R Block, Inc.                                   250,000        11,095,000
---------------------------------------------------------------------------
Regis Corp.                                       500,000        14,670,000
===========================================================================
                                                                 65,945,500
===========================================================================

Diversified Financial Services-4.16%

Federated Investors, Inc.-Class B                 500,000        13,400,000
---------------------------------------------------------------------------
Investors Financial Services Corp.              1,201,200        36,840,804
---------------------------------------------------------------------------
Legg Mason, Inc.                                  250,000        11,615,000
---------------------------------------------------------------------------
Moody's Corp.                                     219,600        10,343,160
---------------------------------------------------------------------------
SEI Investments Co.                               185,000         4,937,650
---------------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A            575,000        10,062,500
===========================================================================
                                                                 87,199,114
===========================================================================

Electronic Equipment & Instruments-0.62%

Molex Inc.-Class A                                560,000        13,008,800
===========================================================================

Employment Services-1.79%

Robert Half International Inc.(a)               2,250,000        37,575,000
===========================================================================

General Merchandise Stores-1.25%

Dollar Tree Stores, Inc.(a)                     1,000,000        26,290,000
===========================================================================

Health Care Distributors & Services-6.48%

AmerisourceBergen Corp.                           630,000        44,824,500
---------------------------------------------------------------------------
Express Scripts, Inc.(a)                        1,000,000        54,180,000
---------------------------------------------------------------------------


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
Health Care Distributors & Services-(Continued)

Lincare Holdings Inc.(a)                          750,000    $   25,552,500
---------------------------------------------------------------------------
Patterson Dental Co.(a)                           221,800        11,424,918
===========================================================================
                                                                135,981,918
===========================================================================

Health Care Equipment-4.03%

Biomet, Inc.                                      400,000        11,784,000
---------------------------------------------------------------------------
Fisher Scientific International Inc.(a)         1,250,000        35,750,000
---------------------------------------------------------------------------
ResMed Inc.                                       737,100        24,891,867
---------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   250,000        12,055,000
===========================================================================
                                                                 84,480,867
===========================================================================

Health Care Facilities-3.61%

Community Health Systems Inc.(a)                1,000,000        23,500,000
---------------------------------------------------------------------------
Health Management Associates, Inc.-Class A      1,500,000        28,680,000
---------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                      750,000        23,512,500
===========================================================================
                                                                 75,692,500
===========================================================================

Industrial Machinery-2.07%

Danaher Corp.                                     750,000        43,387,500
===========================================================================

Insurance Brokers-0.75%

Brown & Brown, Inc.                               521,000        15,838,400
===========================================================================

Internet Retail-0.53%

eBay Inc.(a)                                      175,000        11,070,500
===========================================================================

IT Consulting & Services-5.23%

Affiliated Computer Services, Inc.-Class A(a)   1,250,000        57,562,500
---------------------------------------------------------------------------
CACI International Inc.-Class A(a)                325,000        13,295,750
---------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                    1,750,000        38,797,500
===========================================================================
                                                                109,655,750
===========================================================================

Managed Health Care-3.82%

Caremark Rx, Inc.(a)                            2,000,000        35,400,000
---------------------------------------------------------------------------
First Health Group Corp.(a)                     1,720,400        44,695,992
===========================================================================
                                                                 80,095,992
===========================================================================

Multi-Line Insurance-1.46%

HCC Insurance Holdings, Inc.                    1,250,000        30,662,500
===========================================================================

Oil & Gas Drilling-6.30%

ENSCO International Inc.                          750,000        20,280,000
---------------------------------------------------------------------------
National-Oilwell, Inc.(a)                       1,000,000        20,850,000
---------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                   1,500,000        43,380,000
---------------------------------------------------------------------------
Pride International, Inc.(a)                    2,250,000        31,230,000
---------------------------------------------------------------------------
Varco International, Inc.(a)                    1,000,000        16,440,000
===========================================================================
                                                                132,180,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


Oil & Gas Equipment & Services-1.63%

Cal Dive International, Inc.(a)                 1,000,000    $   21,970,000
---------------------------------------------------------------------------
Cooper Cameron Corp.(a)                           261,200        12,177,144
===========================================================================
                                                                 34,147,144
===========================================================================

Oil & Gas Exploration & Production-0.83%

Newfield Exploration Co.(a)                       500,000        17,495,000
===========================================================================

Pharmaceuticals-2.19%

Medicis Pharmaceutical Corp.-Class A(a)         1,000,000        45,900,000
===========================================================================

Property & Casualty Insurance-0.22%

ACE Ltd. (Cayman Islands)                         150,000         4,612,500
===========================================================================

Restaurants-3.77%

CBRL Group, Inc.                                  500,000        11,715,000
---------------------------------------------------------------------------
CEC Entertainment Inc.(a)                         600,000        16,680,000
---------------------------------------------------------------------------
Cheesecake Factory Inc. (The)(a)                  450,000        15,255,000
---------------------------------------------------------------------------
Sonic Corp.(a)                                    499,950        11,633,837
---------------------------------------------------------------------------
Starbucks Corp.(a)                              1,000,000        23,750,000
===========================================================================
                                                                 79,033,837
===========================================================================

Semiconductors-2.98%

Linear Technology Corp.                           750,000        20,730,000
---------------------------------------------------------------------------
Microchip Technology Inc.                       1,000,000        24,400,000
---------------------------------------------------------------------------
QLogic Corp.(a)                                   500,000        17,380,000
===========================================================================
                                                                 62,510,000
===========================================================================

Specialty Chemicals-0.99%

Valspar Corp. (The)                               500,000        20,885,000
===========================================================================

Specialty Stores-3.39%

Bed Bath & Beyond Inc.(a)                       1,000,000        35,460,000
---------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                        1,500,000        35,700,000
===========================================================================
                                                                 71,160,000
===========================================================================

Telecommunications Equipment-0.98%

UTStarcom, Inc.(a)                              1,200,000        20,496,000
===========================================================================

Trading Companies & Distributors-1.62%

Fastenal Co.                                    1,000,000        33,950,000
===========================================================================
    Total Common Stocks (Cost $1,815,413,949)                 1,961,525,539
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

MONEY MARKET FUNDS-6.73%

STIC Liquid Assets Portfolio(b)                70,615,747    $   70,615,747
---------------------------------------------------------------------------
STIC Prime Portfolio(b)                        70,615,747        70,615,747
===========================================================================
    Total Money Market Funds (Cost
      $141,231,494)                                             141,231,494
===========================================================================
TOTAL INVESTMENTS-100.22% (Cost
  $1,956,645,443)(c)                                          2,102,757,033
===========================================================================
OTHER ASSETS LESS LIABILITIES-(0.22%)                            (4,682,077)
===========================================================================
NET ASSETS-100.00%                                           $2,098,074,956
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. Following is a summary of the transactions with affiliates for the year ended October 31, 2002.

                                                                            CHANGE IN
                                MARKET                                      UNREALIZED       MARKET
                                 VALUE       PURCHASES        SALES        APPRECIATION      VALUE       DIVIDEND      REALIZED
                              10/31/2001      AT COST        AT COST      (DEPRECIATION)   10/31/2002     INCOME     GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc.............  $62,112,000   $       --    $(57,037,978)    $(5,074,022)    $     --     $       --   $(10,809,052)
Vans, Inc...................   17,950,000           --     (18,219,064)        269,064           --             --     (3,449,586)
=================================================================================================================================
                              $80,062,000                                                  $     --     $       --   $(14,258,638)
  _______________________________________________________________________________________________________________________________
=================================================================================================================================

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost $1,956,645,443)*    $2,102,757,033
---------------------------------------------------------------------
Receivables for:
  Investments sold                                         32,642,285
---------------------------------------------------------------------
  Fund shares sold                                          1,042,129
---------------------------------------------------------------------
  Dividends                                                   587,766
---------------------------------------------------------------------
Investment for deferred compensation plan                      77,197
---------------------------------------------------------------------
Collateral for securities loaned                          596,209,634
---------------------------------------------------------------------
Other assets                                                   69,721
=====================================================================
     Total assets                                       2,733,385,765
_____________________________________________________________________
=====================================================================


LIABILITIES:

Payables for:
  Investments purchased                                    31,163,532
---------------------------------------------------------------------
  Fund shares reacquired                                    4,848,413
---------------------------------------------------------------------
  Deferred compensation plan                                   77,197
---------------------------------------------------------------------
  Collateral upon return of securities loaned             596,209,634
---------------------------------------------------------------------
Accrued distribution fees                                     834,639
---------------------------------------------------------------------
Accrued trustees' fees                                          2,141
---------------------------------------------------------------------
Accrued transfer agent fees                                 1,686,114
---------------------------------------------------------------------
Accrued operating expenses                                    489,139
=====================================================================
     Total liabilities                                    635,310,809
=====================================================================
Net assets applicable to shares outstanding            $2,098,074,956
_____________________________________________________________________
=====================================================================

NET ASSETS:

Class A                                                $1,798,317,504
_____________________________________________________________________
=====================================================================
Class B                                                $  226,806,244
_____________________________________________________________________
=====================================================================
Class C                                                $   72,676,014
_____________________________________________________________________
=====================================================================
Class R                                                $      137,084
_____________________________________________________________________
=====================================================================
Institutional Class                                    $      138,110
_____________________________________________________________________
=====================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                                   246,501,426
_____________________________________________________________________
=====================================================================
Class B                                                    32,199,073
_____________________________________________________________________
=====================================================================
Class C                                                    10,319,202
_____________________________________________________________________
=====================================================================
Class R                                                        18,811
_____________________________________________________________________
=====================================================================
Institutional Class                                            18,865
_____________________________________________________________________
=====================================================================
Class A:
  Net asset value per share                            $         7.30
---------------------------------------------------------------------
  Offering price per share:
     (Net asset value of $7.30 divided by 94.50%)      $         7.72
_____________________________________________________________________
=====================================================================
Class B:
  Net asset value and offering price per share         $         7.04
_____________________________________________________________________
=====================================================================
Class C:
  Net asset value and offering price per share         $         7.04
_____________________________________________________________________
=====================================================================
Class R:
  Net asset value and offering price per share         $         7.29
_____________________________________________________________________
=====================================================================
Institutional Class:
  Net asset value and offering price per share         $         7.32
_____________________________________________________________________
=====================================================================


* At October 31, 2002, securities with an aggregate market value of $580,852,013 were on loan to brokers.
Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $22,625)  $   5,288,856
--------------------------------------------------------------------
Dividends from affiliated money market funds               1,521,952
--------------------------------------------------------------------
Interest                                                         661
--------------------------------------------------------------------
Security lending income                                    1,844,648
====================================================================
     Total investment income                               8,656,117
====================================================================

EXPENSES:

Advisory fees                                             17,081,494
--------------------------------------------------------------------
Administrative services fees                                 383,159
--------------------------------------------------------------------
Custodian fees                                               236,351
--------------------------------------------------------------------
Distribution fees -- Class A                               5,780,784
--------------------------------------------------------------------
Distribution fees -- Class B                               2,857,330
--------------------------------------------------------------------
Distribution fees -- Class C                                 929,471
--------------------------------------------------------------------
Distribution fees -- Class R                                      69
--------------------------------------------------------------------
Transfer agent fees                                       10,159,914
--------------------------------------------------------------------
Transfer agent fees -- Institutional Class                        32
--------------------------------------------------------------------
Trustees' fees                                                21,665
--------------------------------------------------------------------
Other                                                      1,001,546
====================================================================
     Total expenses                                       38,451,815
====================================================================
Less: Fees waived                                            (16,400)
--------------------------------------------------------------------
    Expenses paid indirectly                                 (41,491)
====================================================================
    Net expenses                                          38,393,924
====================================================================
Net investment income (loss)                             (29,737,807)
====================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities     (454,400,428)
--------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                              70,396,760
====================================================================
Net gain (loss) from investment securities              (384,003,668)
====================================================================
Net increase (decrease) in net assets resulting from
  operations                                           $(413,741,475)
____________________________________________________________________
====================================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                   2002               2001
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (29,737,807)   $   (33,053,668)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            (454,400,428)      (655,234,334)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                          70,396,760     (1,352,849,651)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (413,741,475)    (2,041,137,653)
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                  --       (805,640,320)
------------------------------------------------------------------------------------------------
  Class B                                                                  --        (74,578,792)
------------------------------------------------------------------------------------------------
  Class C                                                                  --        (23,638,642)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (368,156,521)       676,696,702
------------------------------------------------------------------------------------------------
  Class B                                                         (19,209,543)       177,773,085
------------------------------------------------------------------------------------------------
  Class C                                                          (8,446,307)        58,760,112
------------------------------------------------------------------------------------------------
  Class R                                                             133,795                 --
------------------------------------------------------------------------------------------------
  Institutional Class                                                 145,043                 --
================================================================================================
    Net increase (decrease) in net assets                        (809,275,008)    (2,031,765,508)
________________________________________________________________________________________________
================================================================================================

NET ASSETS:

  Beginning of year                                             2,907,349,964      4,939,115,472
================================================================================================
  End of year                                                 $ 2,098,074,956    $ 2,907,349,964
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 3,061,994,083    $ 3,487,258,638
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (208,878)          (202,093)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (1,109,821,839)      (655,421,411)
------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                146,111,590         75,714,830
================================================================================================
                                                              $ 2,098,074,956    $ 2,907,349,964
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares and Institutional Class shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $16,400.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $383,159 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $4,349,971 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B, Class C and Class R shares paid $5,780,784, $2,857,330, $929,471, and $69, respectively.

  AIM Distributors retained commissions of $401,540 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $61,820, $0, $27,024, and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B, Class C, and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $11,792 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $40,361 and reductions in custodian fees of $1,130 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $41,491.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $580,852,013 were on loan to brokers. The loans were secured by cash collateral of $596,209,634 received by the Fund and invested in affiliated money market funds as follows:
$298,104,817 in STIC Liquid Assets Portfolio and $298,104,817 in STIC Prime Portfolio. For the year ended October 31, 2002, the Fund received fees of $1,844,648 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                         2002          2001
---------------------------------------------------------------
Distributions paid from long-term
  capital gain                          $   --     $903,857,754
_______________________________________________________________
===============================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation -- investments         $   136,901,651
--------------------------------------------------------------
Temporary book/tax differences                        (208,878)
--------------------------------------------------------------
Capital loss carryforward                       (1,100,611,900)
--------------------------------------------------------------
Shares of beneficial interest                    3,061,994,083
==============================================================
                                               $ 2,098,074,956
______________________________________________________________
==============================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for book and tax purposes. The Fund's unrealized appreciation difference is attributable primarily to the deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

The Fund's capital loss carryforward expires as follows:

                                                CAPITAL LOSS
EXPIRATION                                      CARRYFORWARD
-------------------------------------------------------------
October 31, 2009                               $  636,872,876
-------------------------------------------------------------
October 31, 2010                                  463,739,024
=============================================================
                                               $1,100,611,900
_____________________________________________________________
=============================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $1,758,341,136 and $2,242,381,518, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 243,936,819
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (107,035,168)
=============================================================
Net unrealized appreciation of investment
  securities                                    $ 136,901,651
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $1,965,855,382.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of the reclassification of a net operating loss and other reclassifications on October 31, 2002, undistributed net investment income (loss) was increased by $29,731,022 and shares of beneficial interest decreased by $29,731,022. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     44,249,623*    $385,941,183*     66,113,301    $ 764,231,772
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       6,507,666       55,189,130     16,139,430      187,252,162
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,934,855       24,752,456      6,138,899       70,314,475
--------------------------------------------------------------------------------------------------------------------------
  Class R**                                                        18,814          133,820             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class***                                           18,865          145,043             --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --     59,903,743      755,374,108
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --      5,828,105       71,964,367
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --      1,838,406       22,685,441
==========================================================================================================================
Reacquired:
  Class A                                                     (87,574,389)    (754,097,704)   (77,634,743)    (842,909,178)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (9,151,616)*    (74,398,673)*   (7,763,426)     (81,443,444)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,058,002)     (33,198,763)    (3,192,257)     (34,239,804)
--------------------------------------------------------------------------------------------------------------------------
  Class R**                                                            (3)             (25)            --               --
==========================================================================================================================
                                                              (47,054,187)   $(395,533,533)    67,371,458    $ 913,229,899
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Includes automatic conversion of 188,487 shares of Class B shares in the amount of $1,563,408 to 182,647 shares of Class A shares in the amount of $1,563,408.
 ** Class R shares commenced sales on June 3, 2002.
*** Institutional shares commenced sales on March 15, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                     CLASS A(a)
                                                   ------------------------------------------------------------------------------

                                                                               YEAR ENDED OCTOBER 31,
                                                   ------------------------------------------------------------------------------
                                                      2002             2001             2000             1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     8.68       $    18.41       $    13.90       $    10.04       $    12.49
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.09)(b)        (0.09)(b)        (0.13)           (0.09)           (0.08)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     (1.29)           (6.34)           11.08             4.05            (1.93)
=================================================================================================================================
    Total from investment operations                    (1.38)           (6.43)           10.95             3.96            (2.01)
=================================================================================================================================
Less distributions from net realized gains                 --            (3.30)           (6.44)           (0.10)           (0.44)
=================================================================================================================================
Net asset value, end of period                     $     7.30       $     8.68       $    18.41       $    13.90       $    10.04
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        (15.90)%         (40.51)%          47.53%           39.73%          (16.36)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $1,798,318       $2,516,407       $4,444,515       $2,808,451       $2,638,038
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.32%(d)         1.17%            1.04%            1.09%            1.06%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            (1.00)%(d)       (0.79)%          (0.77)%          (0.69)%          (0.64)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    68%              89%              79%              75%              69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and distributions prior to October 31, 1999 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(d)  Ratios are based on average daily net assets of $2,312,313,674.

                                                                                      CLASS B(a)
                                                              ----------------------------------------------------------
                                                                                                           MARCH 1, 1999
                                                                                                            (DATE SALES
                                                                      YEAR ENDED OCTOBER 31,               COMMENCED) TO
                                                              --------------------------------------        OCTOBER 31,
                                                                2002           2001           2000             1999
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.45       $  18.12       $  13.81          $ 10.85
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.15)(b)      (0.17)(b)      (0.29)           (0.07)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.26)         (6.20)         11.04             3.03
========================================================================================================================
    Total from investment operations                             (1.41)         (6.37)         10.75             2.96
========================================================================================================================
Less distributions from net realized gains                          --          (3.30)         (6.44)              --
========================================================================================================================
Net asset value, end of period                                $   7.04       $   8.45       $  18.12          $ 13.81
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                                                 (16.69)%       (40.90)%        46.29%           27.27%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $226,806       $294,303       $374,010          $24,914
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                           2.07%(d)       1.94%          1.86%            2.08%(e)
========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.75)%(d)     (1.55)%        (1.59)%          (1.68)%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                             68%            89%            79%              75%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Per share information and distributions prior to October 31, 1999 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $285,732,961.
(e)  Annualized.

                                                                                     CLASS C(a)
                                                              --------------------------------------------------------
                                                                                                         MARCH 1, 1999
                                                                                                          (DATE SALES
                                                                     YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                              ------------------------------------        OCTOBER 31,
                                                               2002          2001           2000             1999
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.45       $ 18.11       $  13.81          $10.85
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.15)(b)     (0.17)(b)      (0.29)          (0.07)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.26)        (6.19)         11.03            3.03
======================================================================================================================
    Total from investment operations                            (1.41)        (6.36)         10.74            2.96
======================================================================================================================
Less distributions from net realized gains                         --         (3.30)         (6.44)             --
======================================================================================================================
Net asset value, end of period                                $  7.04       $  8.45       $  18.11          $13.81
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(c)                                                (16.69)%      (40.86)%        46.21%          27.27%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $72,676       $96,640       $120,591          $6,807
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                          2.07%(d)      1.94%(d)       1.86%           2.08%(e)
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.75)%(d)    (1.55)%(d)     (1.59)%         (1.68)%(e)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            68%           89%            79%             75%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Per share information and distributions prior to October 31, 1999 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $92,947,098.
(e)  Annualized.

                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               OCTOBER 31,
                                                                  2002
---------------------------------------------------------------------------
Net asset value, beginning of period                             $  8.89
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.04)(a)
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.56)
===========================================================================
    Total from investment operations                               (1.60)
===========================================================================
Net asset value, end of period                                   $  7.29
___________________________________________________________________________
===========================================================================
Total return(b)                                                   (18.00)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $   137
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets                             1.62%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets        (1.30)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                               68%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $33,556.

                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                MARCH 15, 2002
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                  OCTOBER 31,
                                                                     2002
---------------------------------------------------------------------------------
Net asset value, beginning of period                                $  9.53
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.02)(a)
---------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (2.19)
=================================================================================
    Total from investment operations                                  (2.21)
=================================================================================
Net asset value, end of period                                      $  7.32
_________________________________________________________________________________
=================================================================================
Total return(b)                                                      (23.19)%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   138
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets                                0.81%(c)
=================================================================================
Ratio of net investment income (loss) to average net assets           (0.49)%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                  68%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $50,407.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Basic Value II Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Basic Value II Fund (a portfolio AIM Equity Funds), including the schedule of investments, as of October 31, 2002, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.



We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Basic Value II Fund as of October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ ERNST & YOUNG LLP

Houston, Texas
December   , 2002

FINANCIALS

Schedule of Investments

October 31, 2002


                                                          MARKET
                                               SHARES     VALUE
-----------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.94%

Advertising-4.38%

Interpublic Group of Cos., Inc. (The)          1,900     $ 22,743
-----------------------------------------------------------------
Omnicom Group Inc.                               300       17,289
=================================================================
                                                           40,032
=================================================================

Aerospace & Defense-1.84%

Honeywell International Inc.                     700       16,758
=================================================================

Apparel Retail-2.71%

Gap, Inc. (The)                                2,100       24,717
=================================================================

Banks-2.96%

Bank One Corp.                                   700       26,999
=================================================================

Building Products-2.92%

American Standard Cos. Inc.(a)                   400       26,680
=================================================================

Data Processing Services-4.79%

Ceridian Corp.(a)                              1,400       19,292
-----------------------------------------------------------------
First Data Corp.                                 700       24,458
=================================================================
                                                           43,750
=================================================================

Diversified Commercial Services-3.71%

Cendant Corp.(a)                               1,400       16,100
-----------------------------------------------------------------
H&R Block, Inc.                                  400       17,752
=================================================================
                                                           33,852
=================================================================

Diversified Financial Services-16.96%

Citigroup Inc.                                 1,100       40,645
-----------------------------------------------------------------
Freddie Mac                                      500       30,790
-----------------------------------------------------------------
J.P. Morgan Chase & Co.                        1,400       29,050
-----------------------------------------------------------------
Merrill Lynch & Co., Inc.                      1,000       37,950
-----------------------------------------------------------------
Stilwell Financial, Inc.                       1,400       16,394
=================================================================
                                                          154,829
=================================================================

Electronic Equipment & Instruments-2.76%

Waters Corp.(a)                                1,000       25,180
=================================================================

                                                          MARKET
                                               SHARES     VALUE
-----------------------------------------------------------------

Employment Services-2.01%

Robert Half International Inc.(a)              1,100       18,370
=================================================================

Environmental Services-3.53%

Waste Management, Inc.                         1,400       32,228
=================================================================

Food Retail-4.62%

Kroger Co. (The)(a)                            1,600       23,744
-----------------------------------------------------------------

                                                          MARKET
                                               SHARES     VALUE
-----------------------------------------------------------------

Food Retail-(Continued)

Safeway Inc.(a)                                  800     $ 18,480
=================================================================
                                                           42,224
=================================================================

Health Care Distributors & Services-2.80%

IMS Health Inc.                                1,700       25,568
=================================================================

Hotels, Resorts & Cruise Lines-2.55%

Starwood Hotels & Resorts Worldwide, Inc.      1,000       23,300
=================================================================

Industrial Conglomerates-3.80%

Tyco International Ltd. (Bermuda)              2,400       34,704
=================================================================

Leisure Products-2.71%

Brunswick Corp.                                1,200       24,696
=================================================================

Managed Health Care-2.87%

Aetna Inc.                                       650       26,195
=================================================================

Multi-Utilities & Unregulated Power-2.24%

Duke Energy Corp.                              1,000       20,490
=================================================================

Oil & Gas Drilling-5.54%

Pride International, Inc.(a)                   1,900       26,372
-----------------------------------------------------------------
Transocean Inc.                                1,100       24,178
=================================================================
                                                           50,550
=================================================================

Oil & Gas Equipment & Services-4.39%

Schlumberger Ltd.                                500       20,055
-----------------------------------------------------------------
Weatherford International Ltd.(a)                500       20,020
=================================================================
                                                           40,075
=================================================================

Pharmaceuticals-1.83%

Wyeth                                            500       16,750
=================================================================

Property & Casualty Insurance-4.96%

ACE Ltd. (Bermuda)                               900       27,675
-----------------------------------------------------------------
Radian Group Inc.                                500       17,635
=================================================================
                                                           45,310
=================================================================


                                                          MARKET
                                               SHARES     VALUE
-----------------------------------------------------------------

Restaurants-2.98%

Outback Steakhouse, Inc.                         800       27,240
=================================================================

Semiconductor Equipment-4.50%

Novellus Systems, Inc.(a)                      1,300       41,080
=================================================================

Systems Software-3.58%

Computer Associates International, Inc.        2,200     $ 32,692
=================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $960,073)                           894,269
=================================================================
TOTAL INVESTMENTS-97.94% (Cost $960,073)                  894,269
=================================================================
OTHER ASSETS LESS LIABILITIES-2.06%                        18,854
=================================================================
NET ASSETS-100.00%                                       $913,123
_________________________________________________________________
=================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.

See Notes to Financial Statements.

AIM BASIC VALUE II

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
OCTOBER 31, 2002




ASSETS:

Investments, at market value (cost
  $960,073)                                                              $894,269
---------------------------------------------------------------------------------
Cash                                                                       21,070
---------------------------------------------------------------------------------
Receivables for:
     Amount due from Advisor                                               13,770
---------------------------------------------------------------------------------
     Dividends                                                                486
=================================================================================
       Total assets                                                       929,595
_________________________________________________________________________________
=================================================================================

LIABILITIES:

Accrued trustees' fees                                                        626
---------------------------------------------------------------------------------
Accrued transfer agent fees                                                   147
---------------------------------------------------------------------------------
Accrued operating expenses                                                 15,699
=================================================================================
       Total liabilities                                                   16,472
=================================================================================
Net assets applicable to shares outstanding                              $913,123
_________________________________________________________________________________
=================================================================================

NET ASSETS:

Class A                                                                  $365,247
_________________________________________________________________________________
=================================================================================
Class B                                                                  $273,938
_________________________________________________________________________________
=================================================================================
Class C                                                                  $273,938
_________________________________________________________________________________
=================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                                                    40,001
_________________________________________________________________________________
=================================================================================
Class B                                                                    30,001
_________________________________________________________________________________
=================================================================================
Class C                                                                    30,001
_________________________________________________________________________________
=================================================================================
Class A:
     Net asset value per share                                           $   9.13
---------------------------------------------------------------------------------
     Offering price per share:
       (Net asset value of $9.13 / 94.50%)                               $   9.66
_________________________________________________________________________________
=================================================================================
Class B:
     Net asset value and offering price per share                        $   9.13
_________________________________________________________________________________
=================================================================================
Class C:
     Net asset value and offering price per share                        $   9.13
_________________________________________________________________________________
=================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD AUGUST 30, 2002 (DATE OPERATIONS COMMENCED) TO OCTOBER 31, 2002


INVESTMENT INCOME:

Dividends                                                                                  $  1,642
---------------------------------------------------------------------------------------------------
Interest                                                                                        295
===================================================================================================
     Total investment income                                                                  1,937
===================================================================================================

EXPENSES:

Advisory fees                                                                                 1,164
---------------------------------------------------------------------------------------------------
Administrative services fees                                                                  8,493
---------------------------------------------------------------------------------------------------
Custodian fees                                                                                1,826
---------------------------------------------------------------------------------------------------
Distribution fees -- Class A                                                                    218
---------------------------------------------------------------------------------------------------
Distribution fees -- Class B                                                                    465
---------------------------------------------------------------------------------------------------
Distribution fees -- Class C                                                                    465
---------------------------------------------------------------------------------------------------
Transfer agent fees                                                                             264
---------------------------------------------------------------------------------------------------
Trustees' fees                                                                                2,615
---------------------------------------------------------------------------------------------------
Printing                                                                                      9,234
---------------------------------------------------------------------------------------------------
Professional fees                                                                            11,588
---------------------------------------------------------------------------------------------------
Other                                                                                         1,107
===================================================================================================
       Total expenses                                                                        37,439
===================================================================================================
Less:  Fees waived and expenses reimbursed                                                  (34,726)
---------------------------------------------------------------------------------------------------
       Expenses paid indirectly                                                                 (11)
===================================================================================================
       Net expenses                                                                           2,702
===================================================================================================
Net investment income (loss)                                                                   (765)
===================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment securities                                         (20,338)
---------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investment securities               (65,804)
===================================================================================================
Net gain (loss) from investment securities                                                  (86,142)
===================================================================================================
Net increase (decrease) in net assets resulting from operations                            $(86,907)
___________________________________________________________________________________________________
===================================================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE PERIOD AUGUST 30, 2002 (DATE OPERATIONS COMMENCED) TO OCTOBER 31, 2002

                                                                                             OCTOBER 31
                                                                                                2002
                                                                                            ------------
OPERATIONS:

     Net investment income (loss)                                                               $   (765)
--------------------------------------------------------------------------------------------------------
     Net realized gain (loss) from investment securities                                         (20,338)
--------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) of investment securities               (65,804)
========================================================================================================
       Net increase (decrease) in net assets resulting from operations                           (86,907)
========================================================================================================
Share transactions-net:
     Class A                                                                                     400,010
--------------------------------------------------------------------------------------------------------
     Class B                                                                                     300,010
--------------------------------------------------------------------------------------------------------
     Class C                                                                                     300,010
========================================================================================================
       Net increase in net assets                                                                913,123
========================================================================================================

NET ASSETS:

     Beginning of period                                                                              --
========================================================================================================
     End of period                                                                              $913,123
________________________________________________________________________________________________________
========================================================================================================

NET ASSETS CONSIST OF:

     Shares of beneficial interest                                                              $993,034
--------------------------------------------------------------------------------------------------------
     Undistributed net investment income                                                           6,231
--------------------------------------------------------------------------------------------------------
     Undistributed net realized gain (loss) from investment securities                           (20,338)
--------------------------------------------------------------------------------------------------------
     Unrealized appreciation (depreciation) of investment securities                             (65,804)
========================================================================================================
                                                                                                $913,123
________________________________________________________________________________________________________
========================================================================================================



See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value II Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund commenced operations August 30, 2002 and consists of three different classes of shares that are not currently available for sale: Class A shares, Class B shares and Class C shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first
$1 billion of the Fund's average daily net assets, plus 0.70% of the Fund's next $1 billion of average daily net assets, plus 0.65% of the Fund's average daily nest assets in excess of $2 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 1.75% which may be terminated or modified at any time. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the period August 30, 2002 (date operations commenced) through October 31, 2002, AIM waived fees of $1,164 and reimbursed expenses of $32,414.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period August 30, 2002 (date operations commenced) through October 31, 2002, AIM was paid $8,493 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period August 30, 2002 (date operations commenced) through October 31, 2002, AFS retained $6 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund , pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. This waiver may be terminated or modified at any time. Pursuant to the master distribution agreements, for the period August 30, 2002 (date operations commenced) through October 31, 2002, AIM Distributors waived fees of $217, $465 and $466 for Class A, Class B and Class C shares, respectively.

         Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

         During the period August 30, 2002 (date operations commenced) through October 31, 2002, the Fund paid legal fees of $0 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the period August 30, 2002 (date operations commenced) through October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2 and reductions in custodian fees of $9 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $11.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the period August 30, 2002 (date operations commenced) through October 31, 2002.

Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                                     $  6,691
Unrealized appreciation (depreciation) - investments               (65,804)
Temporary book/tax differences                                        (460)
Capital loss carryforward                                          (20,338)
Shares of beneficial interest                                      993,034
--------------------------------------------------------------------------
                                                                  $913,123
==========================================================================

         The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book and tax differences are the result of stock issuance costs.

The Fund's capital loss carryforward expires as follows:

                                       Capital
Expiration                        Loss Carryforward
------------------------       ------------------------
October 31, 2010                               $20,338

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period August 30, 2002 (date operations commenced) through October 31, 2002 was $1,017,941 and $37,530, respectively.

         The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                                  $     --
-----------------------------------------------------------------
Aggregate unrealized (depreciation)
  of investment securities                                (65,804)
=================================================================
Net unrealized appreciation (depreciation)
  of investment securities                               $(65,804)
_________________________________________________________________
=================================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of nondeductible stock issuance costs on October 31, 2002, undistributed net investment income was increased by $6,996 and shares of beneficial interest decreased by $6,996. The reclassification has no effect on net assets of the Fund.

NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the period August 30, 2002 (date operations commenced) through October 31, 2002 were as follows:

                                                          2002
                                            ----------------------------------
                                               Shares                Amount
                                            ------------          ------------
Sold:
  Class A*                                        40,001            $  400,010
------------------------------------------------------------------------------
  Class B*                                        30,001               300,010
------------------------------------------------------------------------------
  Class C*                                        30,001               300,010
==============================================================================
                                                 100,003            $1,000,030
______________________________________________________________________________
==============================================================================

* Currently all shares are owned by AIM.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period August 30, 2002 (date operations commenced) through October 31, 2002.

                                                                                CLASS A
                                                                           ----------------
                                                                            AUGUST 30, 2002
                                                                           (DATE OPERATIONS
                                                                            COMMENCED) TO
                                                                             OCTOBER 31,
                                                                                 2002
                                                                           ----------------
Net asset value, beginning of period                                                $ 10.00
-------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                                      (0.01)
-------------------------------------------------------------------------------------------
    Net gains (losses) on securities (both realized and unrealized)                   (0.86)
===========================================================================================
       Total from investment operations                                               (0.87)
===========================================================================================
Net asset value, end of period                                                      $  9.13
___________________________________________________________________________________________
===========================================================================================
Total return (a)                                                                      (8.70)%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                            $   365
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
    With fee waivers                                                                   1.75%(b)
-------------------------------------------------------------------------------------------
    Without fee waivers                                                               23.74%(b)
___________________________________________________________________________________________
===========================================================================================
Ratio of net investment income (loss) to average net assets                           (0.49)%(b)
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate                                                                   4%
___________________________________________________________________________________________
===========================================================================================

(a) Includes adjustments in accordance with generally accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $359,547.

                                                                         CLASS B
                                                                    ----------------
                                                                     AUGUST 30, 2002
                                                                    (DATE OPERATIONS
                                                                      COMMENCED) TO
                                                                       OCTOBER 31,
                                                                          2002
                                                                    ----------------
Net asset value, beginning of period                                          $10.00
------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                               (0.01)
------------------------------------------------------------------------------------
    Net losses on securities (both realized and unrealized)                    (0.86)
====================================================================================
       Total from investment operations                                        (0.87)
====================================================================================
Net asset value, end of period                                                $ 9.13
____________________________________________________________________________________
====================================================================================
Total return(a)                                                                (8.70)%
____________________________________________________________________________________
====================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                      $  274
____________________________________________________________________________________
====================================================================================
Ratio of expenses to average net assets:
    With fee waivers                                                            1.75%(b)
------------------------------------------------------------------------------------
    Without fee waivers                                                        24.39%(b)
____________________________________________________________________________________
====================================================================================
Ratio of net investment income (loss) to average net assets                    (0.49)%(b)
____________________________________________________________________________________
====================================================================================
Portfolio turnover rate                                                            4%
____________________________________________________________________________________
====================================================================================

(a) Includes adjustments in accordance with generally accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $269,663.

                                                                        CLASS C
                                                                   ----------------
                                                                    AUGUST 30, 2002
                                                                   (DATE OPERATIONS
                                                                     COMMENCED) TO
                                                                      OCTOBER 31,
                                                                          2002
                                                                   ----------------
Net asset value, beginning of period                                         $10.00
-----------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                              (0.01)
-----------------------------------------------------------------------------------
    Net losses on securities (both realized and unrealized)                   (0.86)
====================================================================================
       Total from investment operations                                       (0.87)
====================================================================================
Net asset value, end of period                                               $ 9.13
___________________________________________________________________________________
===================================================================================
Total return(a)                                                               (8.70)%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     $  274
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
    With fee waivers                                                           1.75%(b)
-----------------------------------------------------------------------------------
    Without fee waivers                                                       24.39%(b)
___________________________________________________________________________________
===================================================================================
Ratio of net investment income (loss) to average net assets                   (0.49)%(b)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate                                                           4%
___________________________________________________________________________________
===================================================================================

(a) Includes adjustments in accordance with generally accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $269,663.

Report of Independent Auditors

To the Shareholders of AIM Blue Chip Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Blue Chip Fund (a portfolio AIM Equity Funds), including the schedule of investments, as of October 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Blue Chip Fund as of October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
December 10, 2002

FINANCIALS

Schedule of Investments

October 31, 2002

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.34%

Aerospace & Defense-3.12%

General Dynamics Corp.                            200,000   $   15,826,000
--------------------------------------------------------------------------
Lockheed Martin Corp.                             650,000       37,635,000
--------------------------------------------------------------------------
United Technologies Corp.                         600,000       37,002,000
==========================================================================
                                                                90,463,000
==========================================================================

Aluminum-0.53%

Alcoa Inc.                                        700,000       15,442,000
==========================================================================

Apparel Retail-0.32%

Limited Brands                                    600,000        9,402,000
==========================================================================

Banks-5.46%

Bank of America Corp.                             825,000       57,585,000
--------------------------------------------------------------------------
Fifth Third Bancorp                               675,000       42,862,500
--------------------------------------------------------------------------
Wells Fargo & Co.                               1,150,000       58,040,500
==========================================================================
                                                               158,488,000
==========================================================================

Biotechnology-1.24%

Amgen Inc.(a)                                     775,000       36,084,000
==========================================================================

Brewers-0.77%

Anheuser-Busch Cos., Inc.                         425,000       22,423,000
==========================================================================

Broadcasting & Cable TV-0.96%

Clear Channel Communications, Inc.(a)             750,000       27,787,500
==========================================================================

Building Products-0.53%

Masco Corp.                                       750,000       15,420,000
==========================================================================

Computer Hardware-2.77%

Dell Computer Corp.(a)                          1,850,000       52,928,500
--------------------------------------------------------------------------
International Business Machines Corp.             350,000       27,629,000
==========================================================================
                                                                80,557,500
==========================================================================

Data Processing Services-2.31%

First Data Corp.                                1,200,000       41,928,000
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                   800,000       24,992,000
==========================================================================
                                                                66,920,000
==========================================================================

Department Stores-0.91%

Kohl's Corp.(a)                                   450,000       26,302,500
==========================================================================

Diversified Chemicals-0.25%

Du Pont (E. I.) de Nemours & Co.                  175,000        7,218,750
==========================================================================

Diversified Commercial Services-0.31%

H&R Block, Inc.                                   200,000        8,876,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

Diversified Financial Services-11.80%

American Express Co.                              900,000   $   32,733,000
--------------------------------------------------------------------------
Citigroup Inc.                                  2,400,000       88,680,000
--------------------------------------------------------------------------
Fannie Mae                                        700,000       46,802,000
--------------------------------------------------------------------------
Freddie Mac                                       700,000       43,106,000
--------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   400,000       28,640,000
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           900,000       18,675,000
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         750,000       28,462,500
--------------------------------------------------------------------------
Morgan Stanley                                    900,000       35,028,000
--------------------------------------------------------------------------
SLM Corp.                                         200,000       20,548,000
==========================================================================
                                                               342,674,500
==========================================================================

Drug Retail-0.64%

Walgreen Co.                                      550,000       18,562,500
==========================================================================

Electric Utilities-1.02%

FPL Group, Inc.                                   250,000       14,745,000
--------------------------------------------------------------------------
Southern Co. (The)                                500,000       14,850,000
==========================================================================
                                                                29,595,000
==========================================================================

Food Distributors-1.36%

SYSCO Corp.                                     1,250,000       39,600,000
==========================================================================

General Merchandise Stores-4.65%

Costco Wholesale Corp.(a)                         450,000       15,268,500
--------------------------------------------------------------------------
Target Corp.                                      950,000       28,614,000
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                           1,700,000       91,035,000
==========================================================================
                                                               134,917,500
==========================================================================

Health Care Distributors & Services-1.43%

Cardinal Health, Inc.                             600,000       41,526,000
==========================================================================

Health Care Equipment-3.86%

Boston Scientific Corp.(a)                        350,000       13,170,500
--------------------------------------------------------------------------
Medtronic, Inc.                                 1,175,000       52,640,000
--------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         550,000       19,585,500
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          650,000       26,793,000
==========================================================================
                                                               112,189,000
==========================================================================

Health Care Facilities-2.04%

HCA Inc.                                          900,000       39,141,000
--------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                         700,000       20,125,000
==========================================================================
                                                                59,266,000
==========================================================================

Home Improvement Retail-1.84%

Home Depot, Inc. (The)                          1,850,000       53,428,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

Hotels, Resorts & Cruise Lines-0.85%

Carnival Corp.                                    950,000   $   24,814,000
==========================================================================

Household Products-2.90%

Colgate-Palmolive Co.                             725,000       39,860,500
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                        500,000       44,225,000
==========================================================================
                                                                84,085,500
==========================================================================

Industrial Conglomerates-3.04%

General Electric Co.                            3,500,000       88,375,000
==========================================================================

Industrial Gases-0.69%

Air Products & Chemicals, Inc.                    450,000       19,890,000
==========================================================================

Integrated Oil & Gas-3.07%

Exxon Mobil Corp.                               2,650,000       89,199,000
==========================================================================

Integrated Telecommunication Services-1.50%

AT&T Corp.                                        675,000        8,802,000
--------------------------------------------------------------------------
BellSouth Corp.                                   350,000        9,152,500
--------------------------------------------------------------------------
SBC Communications Inc.                         1,000,000       25,660,000
==========================================================================
                                                                43,614,500
==========================================================================

Life & Health Insurance-0.60%

Prudential Financial, Inc.(a)                     600,000       17,520,000
==========================================================================

Managed Health Care-1.49%

UnitedHealth Group Inc.                           475,000       43,201,250
==========================================================================

Motorcycle Manufacturers-0.42%

Harley-Davidson, Inc.                             235,000       12,290,500
==========================================================================

Movies & Entertainment-1.88%

Viacom Inc.-Class B(a)                          1,225,000       54,647,250
==========================================================================

Multi-Line Insurance-1.99%

American International Group, Inc.                925,000       57,858,750
==========================================================================

Multi-Utilities & Unregulated Power-0.51%

Duke Energy Corp.                                 725,000       14,855,250
==========================================================================

Networking Equipment-1.73%

Cisco Systems, Inc.(a)                          4,500,000       50,310,000
==========================================================================

Oil & Gas Drilling-1.63%

ENSCO International Inc.                          675,000       18,252,000
--------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)              500,000       17,485,000
--------------------------------------------------------------------------
Transocean Inc.                                   525,000       11,539,500
==========================================================================
                                                                47,276,500
==========================================================================

Oil & Gas Equipment & Services-0.62%

Schlumberger Ltd. (Netherlands)                   450,000       18,049,500
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

Pharmaceuticals-10.38%

Allergan, Inc.                                    400,000   $   21,780,000
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      275,000       26,947,250
--------------------------------------------------------------------------
Johnson & Johnson                               1,600,000       94,000,000
--------------------------------------------------------------------------
Pfizer Inc.                                     3,250,000      103,252,500
--------------------------------------------------------------------------
Pharmacia Corp.                                   625,000       26,875,000
--------------------------------------------------------------------------
Wyeth                                             850,000       28,475,000
==========================================================================
                                                               301,329,750
==========================================================================

Railroads-0.62%

Canadian National Railway Co. (Canada)            425,000       18,134,750
==========================================================================

Semiconductor Equipment-1.87%

Applied Materials, Inc.(a)                      2,550,000       38,326,500
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)                               450,000       16,033,500
==========================================================================
                                                                54,360,000
==========================================================================

Semiconductors-3.65%

Analog Devices, Inc.(a)                           800,000       21,440,000
--------------------------------------------------------------------------
Intel Corp.                                     1,400,000       24,220,000
--------------------------------------------------------------------------
Linear Technology Corp.                           380,000       10,503,200
--------------------------------------------------------------------------
Microchip Technology Inc.                       1,000,000       24,400,000
--------------------------------------------------------------------------
Texas Instruments Inc.                          1,000,000       15,860,000
--------------------------------------------------------------------------
Xilinx, Inc.(a)                                   500,000        9,495,000
==========================================================================
                                                               105,918,200
==========================================================================

Soft Drinks-1.80%

Coca-Cola Co. (The)                               600,000       27,888,000
--------------------------------------------------------------------------
PepsiCo, Inc.                                     550,000       24,255,000
==========================================================================
                                                                52,143,000
==========================================================================

Specialty Stores-0.86%

Bed Bath & Beyond Inc.(a)                         700,000       24,822,000
==========================================================================

Systems Software-4.57%

Microsoft Corp.(a)                              2,000,000      106,940,000
--------------------------------------------------------------------------
Oracle Corp.(a)                                 1,700,000       17,323,000
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                         550,000        8,387,500
==========================================================================
                                                               132,650,500
==========================================================================

Wireless Telecommunication Services-0.55%

Vodafone Group PLC-ADR (United Kingdom)         1,000,000       15,920,000
==========================================================================
    Common Stocks & Other Equity Interests
      (Cost $2,687,527,249)                                  2,768,407,950
==========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.27%

1.63%, 12/19/02 (Cost $7,982,560)(b)           $8,000,000(c)      7,982,560
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
MONEY MARKET FUNDS-4.59%

STIC Liquid Assets Portfolio(d)                66,569,490   $   66,569,490
--------------------------------------------------------------------------
STIC Prime Portfolio(d)                        66,569,490       66,569,490
==========================================================================
    Total Money Market Funds (Cost
      $133,138,980)                                            133,138,980
==========================================================================
TOTAL INVESTMENTS-100.20% (Cost
  $2,828,648,789)                                            2,909,529,490
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.20%)                           (5,675,437)
==========================================================================
NET ASSETS-100.00%                                          $2,903,854,053
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities
October 31, 2002

ASSETS:

Investments, at market value (cost $2,828,648,789)*    $2,909,529,490
---------------------------------------------------------------------
Receivables for:
  Investments sold                                         13,899,569
---------------------------------------------------------------------
  Fund shares sold                                          2,307,628
---------------------------------------------------------------------
  Dividends and interest                                    2,411,671
---------------------------------------------------------------------
Investment for deferred compensation plan                      61,174
---------------------------------------------------------------------
Collateral for securities loaned                            8,988,400
---------------------------------------------------------------------
Other assets                                                   56,116
=====================================================================
     Total assets                                       2,937,254,048
_____________________________________________________________________
=====================================================================


LIABILITIES:

Payables for:
  Investments purchased                                    11,603,709
---------------------------------------------------------------------
  Fund shares reacquired                                    7,982,722
---------------------------------------------------------------------
  Deferred compensation plan                                   61,174
---------------------------------------------------------------------
  Collateral upon return of securities loaned               8,988,400
---------------------------------------------------------------------
  Variation margin                                            243,840
---------------------------------------------------------------------
Accrued distribution fees                                   2,434,100
---------------------------------------------------------------------
Accrued trustees' fees                                          2,651
---------------------------------------------------------------------
Accrued transfer agent fees                                 1,836,246
---------------------------------------------------------------------
Accrued operating expenses                                    247,153
=====================================================================
     Total liabilities                                     33,399,995
=====================================================================
Net assets applicable to shares outstanding            $2,903,854,053
_____________________________________________________________________
=====================================================================


NET ASSETS:

Class A                                                $1,402,588,789
_____________________________________________________________________
=====================================================================
Class B                                                $1,198,513,202
_____________________________________________________________________
=====================================================================
Class C                                                $  302,555,409
_____________________________________________________________________
=====================================================================
Class R                                                $       36,623
_____________________________________________________________________
=====================================================================
Institutional Class                                    $      160,030
_____________________________________________________________________
=====================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                                   152,087,477
_____________________________________________________________________
=====================================================================
Class B                                                   135,006,825
_____________________________________________________________________
=====================================================================
Class C                                                    34,083,249
_____________________________________________________________________
=====================================================================
Class R                                                         3,972
_____________________________________________________________________
=====================================================================
Institutional Class                                            17,280
_____________________________________________________________________
=====================================================================
Class A:
  Net asset value per share                            $         9.22
---------------------------------------------------------------------
  Offering price per share:
     (Net asset value of $9.22 divided by 94.50%)      $         9.76
_____________________________________________________________________
=====================================================================
Class B:
  Net asset value and offering price per share         $         8.88
_____________________________________________________________________
=====================================================================
Class C:
  Net asset value and offering price per share         $         8.88
_____________________________________________________________________
=====================================================================
Class R:
  Net asset value and offering price per share         $         9.22
_____________________________________________________________________
=====================================================================
Institutional Class:
  Net asset value and offering price per share         $         9.26
_____________________________________________________________________
=====================================================================


* At October 31, 2002, securities with an aggregate market value of $8,734,920 were on loan to brokers.
Statement of Operations
For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $192,363)                                            $  38,304,023
--------------------------------------------------------------------
Dividends from affiliated money market funds               2,827,516
--------------------------------------------------------------------
Interest                                                      79,361
--------------------------------------------------------------------
Security lending income                                      200,425
====================================================================
    Total investment income                               41,411,325
====================================================================

EXPENSES:

Advisory fees                                             24,803,281
--------------------------------------------------------------------
Administrative services fees                                 441,011
--------------------------------------------------------------------
Custodian fees                                               227,964
--------------------------------------------------------------------
Distribution fees -- Class A                               6,517,172
--------------------------------------------------------------------
Distribution fees -- Class B                              16,167,462
--------------------------------------------------------------------
Distribution fees -- Class C                               4,196,874
--------------------------------------------------------------------
Distribution fees -- Class R                                      31
--------------------------------------------------------------------
Transfer agent fees                                       14,152,359
--------------------------------------------------------------------
Transfer agent fees -- Institutional Class                        28
--------------------------------------------------------------------
Trustees' fees                                                28,525
--------------------------------------------------------------------
Other                                                      1,144,829
====================================================================
    Total expenses                                        67,679,536
====================================================================
Less: Fees waived                                            (26,519)
--------------------------------------------------------------------
   Expenses paid indirectly                                  (60,293)
====================================================================
   Net expenses                                           67,592,724
====================================================================
Net investment income (loss)                             (26,181,399)
====================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                 (597,204,711)
--------------------------------------------------------------------
  Foreign currencies                                            (914)
--------------------------------------------------------------------
  Futures contracts                                       (8,019,257)
====================================================================
                                                        (605,224,882)
====================================================================
Change in net unrealized appreciation (depreciation)
  of:
  Investment securities                                  (88,799,949)
--------------------------------------------------------------------
  Foreign currencies                                           8,118
--------------------------------------------------------------------
  Futures contracts                                        1,164,391
====================================================================
                                                         (87,627,440)
====================================================================
Net gain (loss) from investment securities, foreign
  currencies and futures contracts                      (692,852,322)
====================================================================
Net increase (decrease) in net assets resulting from
  operations                                           $(719,033,721)
____________________________________________________________________
====================================================================

See Notes to Financial Statements.

Statement of Changes In Net Assets

For the years ended October 31, 2002 and 2001

                                                                   2002               2001
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (26,181,399)   $   (35,262,129)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                     (605,224,882)      (875,780,324)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                     (87,627,440)    (1,586,297,713)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (719,033,721)    (2,497,340,166)
================================================================================================
Share transactions-net:
  Class A                                                        (325,975,435)        81,644,114
------------------------------------------------------------------------------------------------
  Class B                                                        (303,773,409)        98,738,160
------------------------------------------------------------------------------------------------
  Class C                                                        (109,471,968)        49,072,979
------------------------------------------------------------------------------------------------
  Class R                                                              36,356                 --
------------------------------------------------------------------------------------------------
  Institutional Class                                                 168,155                 --
================================================================================================
    Net increase (decrease) in net assets                      (1,458,050,022)    (2,267,884,913)
================================================================================================

NET ASSETS:

  Beginning of year                                             4,361,904,075      6,629,788,988
================================================================================================
  End of year                                                 $ 2,903,854,053    $ 4,361,904,075
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 4,536,803,562    $ 5,301,981,761
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (154,369)          (133,954)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and futures contracts       (1,714,840,770)    (1,109,616,802)
------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and futures contracts                               82,045,630        169,673,070
================================================================================================
                                                              $ 2,903,854,053    $ 4,361,904,075
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Blue Chip Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares and Institutional Class shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital with a secondary objective of current income.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $26,519.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $441,011 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $7,192,239 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B, Class C and Class R shares paid $6,517,172, $16,167,462, $4,196,874 and $31, respectively.

  AIM Distributors retained commissions of $524,961 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $43,312, $2,640, $61,493 and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B, Class C and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors. During the year ended October 31, 2002, the Fund paid legal fees of $15,064 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $59,304 and reductions in custodian fees of $989 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $60,293.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.
NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $8,734,920 were on loan to brokers. The loans were secured by cash collateral of $8,988,400 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2002, the Fund received fees of $200,425 for securities lending.
NOTE 7--FUTURES CONTRACTS

On October 31, 2002, $3,964,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of October 31, 2002 were as follows:

                        NO. OF       MONTH/        MARKET       UNREALIZED
      CONTRACT         CONTRACTS   COMMITMENT       VALUE      APPRECIATION
---------------------------------------------------------------------------
S&P 500 Index             230      Dec-02 Long   $50,910,500    $1,164,391
___________________________________________________________________________
===========================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2002 and 2001.

Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation -- investments         $    40,944,547
--------------------------------------------------------------
Temporary book/tax differences                        (154,369)
--------------------------------------------------------------
Capital loss carryforward                       (1,673,739,687)
--------------------------------------------------------------
Shares of beneficial interest                    4,536,803,562
==============================================================
                                               $ 2,903,854,053
______________________________________________________________
==============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized depreciation difference is attributable to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on futures contracts. Amount includes appreciation on foreign currencies of $539.

  The temporary book/tax differences are the result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the results of the deferral of trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
October 31, 2007                             $   38,614,682
-----------------------------------------------------------
October 31, 2008                                185,511,022
-----------------------------------------------------------
October 31, 2009                                833,974,843
-----------------------------------------------------------
October 31, 2010                                615,639,140
===========================================================
                                             $1,673,739,687
___________________________________________________________
===========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $1,058,391,209 and $1,837,546,899, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 314,846,721
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (273,902,713)
-------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                    $  40,944,008
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is
  $2,868,585,482.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As of result of differing book/tax treatment of foreign currency transactions and net operating loss reclassifications, on October 31, 2002, shares of beneficial interest was decreased by $26,161,898, undistributed net investment income was increased by $26,160,984 and undistributed net realized gains was increased by $914. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                          2002                           2001
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      36,847,391*   $ 400,415,874*    59,896,009    $859,547,781
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      15,784,454      168,633,848     38,414,696     544,596,082
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       5,922,957       63,436,977     15,458,538     219,941,831
-------------------------------------------------------------------------------------------------------------------------
  Class R**                                                         3,975           36,381             --              --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class***                                           19,795          192,879             --              --
=========================================================================================================================
Reacquired:
  Class A                                                     (68,970,741)    (726,391,309)   (58,620,165)   (777,903,667)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (46,891,521)*   (472,407,257)*  (35,112,835)   (445,857,922)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (16,701,794)    (172,908,945)   (13,300,112)   (170,868,852)
-------------------------------------------------------------------------------------------------------------------------
  Class R**                                                            (3)             (25)            --              --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class***                                           (2,515)         (24,724)            --              --
=========================================================================================================================
                                                              (73,988,002)   $(739,016,301)     6,736,131    $229,455,253
_________________________________________________________________________________________________________________________
=========================================================================================================================

* Includes automatic conversion of 1,170,222 shares of Class B shares in the amount of $12,298,772 to 1,132,609 shares of Class A shares in the amount of $12,298,772.
**  Class R shares commenced operations as of June 3, 2002.
*** Institutional Class shares commenced operations as of March 15, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        CLASS A(A)
                                                         ------------------------------------------------------------------------

                                                                                        YEAR ENDED
                                                                                       OCTOBER 31,
                                                         ------------------------------------------------------------------------
                                                            2002             2001          2000             1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    11.22       $    17.29    $    15.49       $    12.05    $    10.32
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.04)(b)        (0.04)        (0.05)(b)         0.01          0.04(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (1.96)           (6.03)         1.85             3.47          1.92
=================================================================================================================================
    Total from investment operations                          (2.00)           (6.07)         1.80             3.48          1.96
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           --               --            --            (0.01)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --               --            --            (0.03)        (0.21)
=================================================================================================================================
    Total distributions                                          --               --            --            (0.04)        (0.23)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Net asset value, end of period                           $     9.22       $    11.22    $    17.29       $    15.49    $    12.05
=================================================================================================================================
Total return(c)                                              (17.82)%         (35.11)%       11.60%           29.01%        19.36%
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $1,402,589       $2,067,602    $3,163,453       $2,299,551    $1,085,648
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                        1.40%(d)         1.28%         1.19%            1.19%         1.22%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.33)%(d)       (0.29)%       (0.31)%           0.03%         0.33%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          28%              31%           22%              22%           27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,862,049,115.


                                                                                       CLASS B(A)
                                                        -------------------------------------------------------------------------

                                                                                       YEAR ENDED
                                                                                       OCTOBER 31,
                                                        -------------------------------------------------------------------------
                                                           2002             2001          2000             1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $    10.87       $    16.87    $    15.22       $    11.91       $  10.25
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.10)(b)        (0.13)        (0.17)(b)        (0.10)(b)      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (1.89)           (5.87)         1.82             3.44           1.91
=================================================================================================================================
  Total from investment operations                           (1.99)           (6.00)         1.65             3.34           1.87
=================================================================================================================================
Less distributions from net realized gains                      --               --            --            (0.03)         (0.21)
=================================================================================================================================
Net asset value, end of period                          $     8.88       $    10.87    $    16.87       $    15.22       $  11.91
=================================================================================================================================
Total return(c)                                             (18.31)%         (35.57)%       10.87%           28.08%         18.52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $1,198,513       $1,806,464    $2,746,149       $1,891,171       $745,862
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                       2.05%(d)         1.94%         1.88%            1.91%          1.94%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (0.98)%(d)       (0.94)%       (1.00)%          (0.68)%        (0.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                         28%              31%           22%              22%            27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $1,616,746,189.


                                                                                         CLASS C(A)
                                                              -----------------------------------------------------------------

                                                                                         YEAR ENDED
                                                                                         OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2002           2001        2000           1999           1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.87       $  16.86    $  15.21       $  11.91       $  10.25
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)(b)      (0.13)      (0.17)(b)      (0.10)(b)      (0.04)(b)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.89)         (5.86)       1.82           3.43           1.91
===============================================================================================================================
  Total from investment operations                               (1.99)         (5.99)       1.65           3.33           1.87
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Less distributions:
  Distributions from net realized gains                             --             --          --          (0.03)         (0.21)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   8.88       $  10.87    $  16.86       $  15.21       $  11.91
===============================================================================================================================
Total return(c)                                                 (18.31)%       (35.53)%     10.82%         28.09%         18.52%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:

Net assets, end of period (000s omitted)                      $302,555       $487,838    $720,186       $349,951       $ 87,554
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           2.05%(d)       1.94%       1.88%          1.90%          1.94%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.98)%(d)     (0.94)%     (1.00)%        (0.68)%        (0.38)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             28%            31%         22%            22%            27%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $419,687,377.

                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               OCTOBER 31,
                                                                  2002
---------------------------------------------------------------------------
Net asset value, beginning of period                             $10.53
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.02)(a)
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.29)
===========================================================================
  Total from investment operations                                (1.31)
===========================================================================
Net asset value, end of period                                   $ 9.22
===========================================================================
Total return(b)                                                  (12.44)%
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $   37
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets                            1.55%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets       (0.49)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                              28%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $15,364.

                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                MARCH 15, 2002
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                  OCTOBER 31,
                                                                     2002
---------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 12.13
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.02(a)
---------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (2.89)
=================================================================================
  Total from investment operations                                    (2.87)
=================================================================================
Net asset value, end of period                                      $  9.26
=================================================================================
Total return(b)                                                      (23.66)%
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   160
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets                                0.77%(c)
=================================================================================
Ratio of net investment income to average net assets                   0.30%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                  28%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $57,632.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Capital Development Fund
And Board of Trustees of AIM Equity Funds:

We have audited the accompanying statement of assets and liabilities of AIM Capital Development Fund (a portfolio AIM Equity Funds), including the schedule of investments, as of October 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Capital Development Fund as of October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                     /s/ ERNST & YOUNG LLP
Houston, Texas
December 10, 2002

FINANCIALS

Schedule of Investments

October 31, 2002

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-82.50%

Advertising-1.12%

Lamar Advertising Co.(a)                          284,000   $  9,638,960
========================================================================

Air Freight & Logistics-2.12%

Robinson (C.H.) Worldwide, Inc.                   371,600     10,988,212
------------------------------------------------------------------------
Ryder System, Inc.                                314,500      7,217,775
========================================================================
                                                              18,205,987
========================================================================

Apparel Retail-0.76%

Ross Stores, Inc.                                 155,400      6,503,490
========================================================================

Application Software-1.16%

Fair, Issac and Co., Inc.                         259,700      9,990,659
========================================================================

Banks-2.91%

Compass Bancshares, Inc.                          293,600      9,483,280
------------------------------------------------------------------------
Huntington Bancshares Inc.                        524,300      9,914,513
------------------------------------------------------------------------
Sovereign Bancorp, Inc.                           400,000      5,632,000
========================================================================
                                                              25,029,793
========================================================================

Biotechnology-0.26%

Invitrogen Corp.(a)                                81,300      2,261,766
========================================================================

Broadcasting & Cable TV-1.95%

Cox Radio, Inc.-Class A(a)                        300,000      7,122,000
------------------------------------------------------------------------
Entercom Communications Corp.(a)                  100,000      4,922,000
------------------------------------------------------------------------
Lin TV Corp.-Class A(a)                           228,600      4,716,018
========================================================================
                                                              16,760,018
========================================================================

Building Products-1.01%

American Standard Cos. Inc.(a)                    129,600      8,644,320
========================================================================

Casinos & Gambling-0.96%

Harrah's Entertainment, Inc.(a)                   197,400      8,290,800
========================================================================

Commercial Printing-0.00%

American Bank Note Holographics, Inc.-Wts.,
  expiring 06/18/03(a)                             29,695            297
========================================================================

Computer & Electronics Retail-1.51%

Best Buy Co., Inc.(a)                             180,300      3,715,983
------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                     173,800      9,214,876
========================================================================
                                                              12,930,859
========================================================================

Consumer Finance-1.18%

AmeriCredit Corp.(a)                              902,100      6,846,939
------------------------------------------------------------------------
Saxon Capital Acquisition Corp. (Acquired
  07/27/01; Cost $3,120,900)(a)(b)(c)             309,000      3,306,300
========================================================================
                                                              10,153,239
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

Data Processing Services-6.35%

Alliance Data Systems Corp.(a)                    590,200   $ 10,033,400
------------------------------------------------------------------------
BISYS Group, Inc. (The)(a)                        494,100      8,844,390
------------------------------------------------------------------------
Ceridian Corp.(a)                                 628,600      8,662,108
------------------------------------------------------------------------
Certegy Inc.(a)                                   381,350      8,008,350
------------------------------------------------------------------------
Concord EFS, Inc.(a)                              273,800      3,909,864
------------------------------------------------------------------------
DST Systems, Inc.(a)                              146,200      4,495,650
------------------------------------------------------------------------
Iron Mountain Inc.(a)                             375,000     10,578,750
========================================================================
                                                              54,532,512
========================================================================

Diversified Chemicals-0.71%

Engelhard Corp.                                   275,300      6,097,895
========================================================================

Diversified Financial Services-2.07%

Affiliated Managers Group, Inc.(a)                 98,600      5,119,312
------------------------------------------------------------------------
LaBranche & Co. Inc.(a)                           146,000      3,943,460
------------------------------------------------------------------------
Principal Financial Group, Inc.                   311,000      8,723,550
========================================================================
                                                              17,786,322
========================================================================

Drug Retail-1.25%

CVS Corp.                                         388,500     10,773,105
========================================================================

Electric Utilities-1.02%

FPL Group, Inc.                                   147,900      8,723,142
========================================================================

Electrical Components & Equipment-1.12%

Rockwell Automation, Inc.                         579,100      9,584,105
========================================================================

Electronic Equipment & Instruments-4.14%

Amphenol Corp.-Class A(a)                         185,800      7,153,300
------------------------------------------------------------------------
Tektronix, Inc.(a)                                528,400      9,336,828
------------------------------------------------------------------------
Varian Inc.(a)                                    350,000     10,293,500
------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                   467,700      4,817,310
------------------------------------------------------------------------
Waters Corp.(a)                                   157,100      3,955,778
========================================================================
                                                              35,556,716
========================================================================

Environmental Services-1.04%

Republic Services, Inc.(a)                        435,000      8,952,300
========================================================================

Food Distributors-1.03%

Performance Food Group Co.(a)                     238,000      8,851,220
========================================================================

Food Retail-0.88%

Winn-Dixie Stores, Inc.                           504,500      7,577,590
========================================================================

Footwear-1.02%

Reebok International Ltd.(a)                      309,000      8,729,250
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

Forest Products-0.47%

Louisiana-Pacific Corp.(a)                        593,300   $  3,998,842
========================================================================

General Merchandise Stores-1.07%

Dollar Tree Stores, Inc.(a)                       349,200      9,180,468
========================================================================

Health Care Distributors & Services-1.30%

AdvancePCS(a)                                     238,400      5,983,840
------------------------------------------------------------------------
Lincare Holdings Inc.(a)                          153,100      5,216,117
========================================================================
                                                              11,199,957
========================================================================

Health Care Equipment-2.41%

Bard (C.R.), Inc.                                 222,400     12,438,832
------------------------------------------------------------------------
Fisher Scientific International Inc.(a)           290,000      8,294,000
========================================================================
                                                              20,732,832
========================================================================

Health Care Facilities-1.49%

LifePoint Hospitals, Inc.(a)                      149,100      4,674,285
------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                          222,700      8,128,550
========================================================================
                                                              12,802,835
========================================================================

Household Appliances-2.46%

Black & Decker Corp. (The)                        248,000     11,596,480
------------------------------------------------------------------------
Snap-on Inc.                                      364,500      9,495,225
========================================================================
                                                              21,091,705
========================================================================

Industrial Machinery-2.36%

Flowserve Corp.(a)                                158,000      1,851,760
------------------------------------------------------------------------
Pall Corp.                                        534,100      9,277,317
------------------------------------------------------------------------
SPX Corp.(a)                                      217,600      9,141,376
========================================================================
                                                              20,270,453
========================================================================

Integrated Oil & Gas-0.85%

Murphy Oil Corp.                                   87,100      7,301,593
========================================================================

IT Consulting & Services-2.99%

Affiliated Computer Services, Inc.-Class A(a)      22,800      1,049,940
------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      224,300      4,972,731
------------------------------------------------------------------------
Titan Corp. (The)(a)                              798,600     10,293,954
------------------------------------------------------------------------
Unisys Corp.(a)                                 1,074,600      9,381,258
========================================================================
                                                              25,697,883
========================================================================

Leisure Products-1.69%

Brunswick Corp.                                   315,500      6,492,990
------------------------------------------------------------------------
Hasbro, Inc.                                      782,700      7,999,194
========================================================================
                                                              14,492,184
========================================================================

Life & Health Insurance-0.38%

Nationwide Financial Services, Inc.-Class A       117,100      3,243,670
========================================================================

Managed Health Care-2.91%

Anthem, Inc.(a)                                   153,000      9,639,000
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
Managed Health Care-(Continued)

Caremark Rx, Inc.(a)                              490,900   $  8,688,930
------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                     200,000      6,692,000
========================================================================
                                                              25,019,930
========================================================================

Movies & Entertainment-0.25%

Macrovision Corp.(a)                              165,300      2,132,370
========================================================================

Mutual Funds-1.96%

iShares Nasdaq Biotechnology Index Fund(a)        158,900      8,119,790
------------------------------------------------------------------------
S&P MidCap 400 Depositary Receipts Trust
  Series 1                                        112,000      8,708,000
========================================================================
                                                              16,827,790
========================================================================

Networking Equipment-0.25%

Emulex Corp.(a)                                   119,600      2,146,820
========================================================================

Office Electronics-1.46%

Zebra Technologies Corp.-Class A(a)               203,700     12,531,624
========================================================================

Oil & Gas Drilling-2.18%

GlobalSantaFe Corp.                               394,400      9,426,160
------------------------------------------------------------------------
Pride International, Inc.(a)                      672,900      9,339,852
========================================================================
                                                              18,766,012
========================================================================

Oil & Gas Equipment & Services-1.57%

BJ Services Co.(a)                                285,700      8,665,281
------------------------------------------------------------------------
Key Energy Services, Inc.(a)                      539,500      4,817,735
========================================================================
                                                              13,483,016
========================================================================

Oil & Gas Exploration & Production-1.80%

Devon Energy Corp.                                171,000      8,635,500
------------------------------------------------------------------------
Ocean Energy, Inc.                                367,200      6,840,936
========================================================================
                                                              15,476,436
========================================================================

Oil & Gas Refining, Marketing &
  Transportation-0.57%

Valero Energy Corp.                               138,900      4,890,669
========================================================================

Paper Products-1.00%

Bowater Inc.                                      253,000      8,574,170
========================================================================

Pharmaceuticals-1.59%

Medicis Pharmaceutical Corp.-Class A(a)            97,600      4,479,840
------------------------------------------------------------------------
Mylan Laboratories Inc.                           292,400      9,201,828
========================================================================
                                                              13,681,668
========================================================================

Property & Casualty Insurance-2.04%

PMI Group, Inc. (The)                             281,500      8,388,700
------------------------------------------------------------------------
Radian Group Inc.                                 259,500      9,152,565
========================================================================
                                                              17,541,265
========================================================================

Publishing-2.45%

Belo Corp.-Class A                                499,000     11,526,900
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
Publishing-(Continued)

New York Times Co. (The)-Class A                  197,300   $  9,551,293
========================================================================
                                                              21,078,193
========================================================================

Real Estate Investment Trusts-2.88%

American Financial Realty Trust (Acquired
  09/04/02; Cost $9,401,000)(a)(c)                940,100     10,106,075
------------------------------------------------------------------------
FBR Asset Investment Corp.                        337,800     10,134,000
------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       200,000      4,522,000
========================================================================
                                                              24,762,075
========================================================================

Restaurants-0.79%

Brinker International, Inc.(a)                    237,700      6,748,303
========================================================================

Semiconductors-1.82%

Microchip Technology Inc.                         449,762     10,974,193
------------------------------------------------------------------------
QLogic Corp.(a)                                   134,100      4,661,316
========================================================================
                                                              15,635,509
========================================================================

Specialty Chemicals-1.18%

International Flavors & Fragrances Inc.           301,000     10,098,550
========================================================================

Specialty Stores-1.54%

Advance Auto Parts, Inc.(a)                       152,500      8,166,375
------------------------------------------------------------------------
Copart, Inc.(a)                                   472,700      5,043,709
========================================================================
                                                              13,210,084
========================================================================

Systems Software-1.22%

Adobe Systems Inc.                                200,900      4,749,276
------------------------------------------------------------------------
Symantec Corp.(a)                                 143,500      5,740,000
========================================================================
                                                              10,489,276
========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $653,444,191)                   708,680,527
========================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-9.75%

Bermuda-3.76%

Everest Re Group, Ltd. (Reinsurance)              158,700      9,207,774
------------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd.
  (Insurance Brokers)(a)                          243,400      6,109,340
------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)(a)                                     238,100      7,285,860
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
Bermuda-(Continued)

XL Capital Ltd.-Class A (Property & Casualty
  Insurance)                                      127,900   $  9,739,585
========================================================================
                                                              32,342,559
========================================================================

Canada-1.77%

Biovail Corp. (Pharmaceuticals)(a)                101,400      3,209,310
------------------------------------------------------------------------
Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                 143,500      1,980,300
------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc.
  (Fertilizers & Agricultural Chemicals)          147,800      9,998,670
========================================================================
                                                              15,188,280
========================================================================

Cayman Islands-2.17%

ACE Ltd. (Property & Casualty Insurance)          268,617      8,259,973
------------------------------------------------------------------------
Garmin Ltd. (Consumer Electronics)(a)             495,000     10,355,400
========================================================================
                                                              18,615,373
========================================================================

France-0.49%

Business Objects S.A.-ADR (Application
  Software)(a)                                    285,500      4,253,950
========================================================================

Germany-0.66%

Altana A.G. (Pharmaceuticals)                     117,500      5,619,688
------------------------------------------------------------------------
Altana A.G.-ADR (Pharmaceuticals)(a)                1,000         48,050
========================================================================
                                                               5,667,738
========================================================================

United Kingdom-0.90%

Shire Pharmaceuticals Group PLC-ADR
  (Pharmaceuticals)(a)                            331,300      7,739,168
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $81,147,708)                            83,807,068
========================================================================

MONEY MARKET FUNDS-6.58%

STIC Liquid Assets Portfolio(d)                28,252,214     28,252,214
------------------------------------------------------------------------
STIC Prime Portfolio(d)                        28,252,214     28,252,214
========================================================================
    Total Money Market Funds (Cost
      $56,504,428)                                            56,504,428
========================================================================
TOTAL INVESTMENTS-98.83% (Cost $791,096,327)                 848,992,023
========================================================================
OTHER ASSETS LESS LIABILITIES-1.17%                           10,046,397
========================================================================
NET ASSETS-100.00%                                          $859,038,420
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security fair valued in accordance with the procedures established by the Board of Trustees.
(c) Security not registered under the Securities Act of 1933, as amended ("the 1933 Act") (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate market value of these securities at 10/31/02 was $13,412,375, which represented 1.56% of the Fund's net assets. The Fund has no rights to demand registration of these securities.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities
October 31, 2002

ASSETS:

Investments, at market value (cost
  $791,096,327)*                               $  848,992,023
-------------------------------------------------------------
Foreign currencies, at value (cost $123)                  124
-------------------------------------------------------------
Receivables for:
  Investments sold                                 36,591,218
-------------------------------------------------------------
  Fund shares sold                                    990,971
-------------------------------------------------------------
  Dividends                                           335,817
-------------------------------------------------------------
Investment for deferred compensation plan              35,228
-------------------------------------------------------------
Collateral for securities loaned                  176,899,625
-------------------------------------------------------------
Other assets                                           50,717
=============================================================
     Total assets                               1,063,895,723
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                            24,494,742
-------------------------------------------------------------
  Fund shares reacquired                            2,275,994
-------------------------------------------------------------
  Deferred compensation plan                           35,228
-------------------------------------------------------------
  Collateral upon return of securities loaned     176,899,625
-------------------------------------------------------------
Accrued distribution fees                             785,683
-------------------------------------------------------------
Accrued trustees' fees                                  1,128
-------------------------------------------------------------
Accrued transfer agent fees                           312,124
-------------------------------------------------------------
Accrued operating expenses                             52,779
=============================================================
     Total liabilities                            204,857,303
=============================================================
Net assets applicable to shares outstanding    $  859,038,420
_____________________________________________________________
=============================================================


NET ASSETS:

Class A                                        $  456,267,590
_____________________________________________________________
=============================================================
Class B                                        $  346,455,510
_____________________________________________________________
=============================================================
Class C                                        $   56,298,292
_____________________________________________________________
=============================================================
Class R                                        $        9,583
_____________________________________________________________
=============================================================
Institutional Class                            $        7,445
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                            35,650,215
_____________________________________________________________
=============================================================
Class B                                            28,385,003
_____________________________________________________________
=============================================================
Class C                                             4,615,576
_____________________________________________________________
=============================================================
Class R                                                   749
_____________________________________________________________
=============================================================
Institutional Class                                       580
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                    $        12.80
-------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.80 divided by
       94.50%)                                 $        13.54
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
     share                                     $        12.21
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
     share                                     $        12.20
_____________________________________________________________
=============================================================
Class R:
  Net asset value and offering price per
     share                                     $        12.79
_____________________________________________________________
=============================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $        12.84
_____________________________________________________________
=============================================================


* At October 31, 2002, securities with an aggregate market value of $173,201,778 were on loan to brokers.

Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $23,403)                                      $  10,192,451
-------------------------------------------------------------
Dividends from affiliated money market funds        1,079,090
-------------------------------------------------------------
Interest                                                  403
-------------------------------------------------------------
Security lending income                               815,917
=============================================================
    Total investment income                        12,087,861
=============================================================

EXPENSES:

Advisory fees                                       7,368,692
-------------------------------------------------------------
Administrative services fees                          205,580
-------------------------------------------------------------
Custodian fees                                         75,325
-------------------------------------------------------------
Distribution fees -- Class A                        2,050,963
-------------------------------------------------------------
Distribution fees -- Class B                        4,539,281
-------------------------------------------------------------
Distribution fees -- Class C                          690,638
-------------------------------------------------------------
Distribution fees -- Class R                               20
-------------------------------------------------------------
Transfer agent fees                                 3,325,906
-------------------------------------------------------------
Transfer agent fees -- Institutional Class                 14
-------------------------------------------------------------
Trustees' fees                                         13,919
-------------------------------------------------------------
Other                                                 447,889
=============================================================
    Total expenses                                 18,718,227
=============================================================
Less: Fees waived and expenses reimbursed             (11,473)
-------------------------------------------------------------
    Expenses paid indirectly                          (33,031)
=============================================================
    Net expenses                                   18,673,723
=============================================================
Net investment income (loss)                       (6,585,862)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (28,754,591)
-------------------------------------------------------------
  Foreign currencies                                   43,447
-------------------------------------------------------------
  Option contracts written                          1,068,505
=============================================================
                                                  (27,642,639)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (101,336,943)
-------------------------------------------------------------
  Foreign currencies                                   10,628
-------------------------------------------------------------
  Option contracts written                           (288,959)
=============================================================
                                                 (101,615,274)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts        (129,257,913)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(135,843,775)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                   2002              2001
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (6,585,862)   $   (6,818,556)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                      (27,642,639)       (4,802,278)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (101,615,274)     (306,202,141)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (135,843,775)     (317,822,975)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --       (96,954,437)
----------------------------------------------------------------------------------------------
  Class B                                                                 --       (81,364,674)
----------------------------------------------------------------------------------------------
  Class C                                                                 --       (11,018,702)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (49,872,882)       77,378,574
----------------------------------------------------------------------------------------------
  Class B                                                        (51,574,661)       52,952,759
----------------------------------------------------------------------------------------------
  Class C                                                           (497,034)       13,238,100
----------------------------------------------------------------------------------------------
  Class R                                                             12,300                --
----------------------------------------------------------------------------------------------
  Institutional Class                                                 10,000                --
==============================================================================================
    Net increase (decrease) in net assets                       (237,766,052)     (363,591,355)
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,096,804,472     1,460,395,827
==============================================================================================
  End of year                                                 $  859,038,420    $1,096,804,472
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $  842,029,553    $  950,485,964
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (70,846)          (62,566)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts          (40,816,886)      (13,130,799)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and option contracts                               57,896,599       159,511,873
==============================================================================================
                                                              $  859,038,420    $1,096,804,472
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares and Institutional Class shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $11,465.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $205,580 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $1,974,790 for such services. For the year ended October 31, 2002, AFS reimbursed fees of $8 on the Institutional Class.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B, Class C and Class R shares paid $2,050,963, $4,539,281, $690,638 and $20, respectively.

  AIM Distributors retained commissions of $167,124 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $2,583, $0, $12,777 and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B, Class C and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $7,589 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $16,963 and reductions in custodian fees of $16,068 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $33,031.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.
NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.
NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $173,201,778 were on loan to brokers. The loans were secured by cash collateral of $176,899,625 received by the Fund and invested in affiliated money market funds as follows:
$88,449,813 in STIC Liquid Assets Portfolio and $88,449,812 in STIC Prime Portfolio. For the year ended October 31, 2002, the Fund received fees of $815,917 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2002 are summarized as follows:

                                      CALL OPTION CONTRACTS
                                     ------------------------
                                     NUMBER OF     PREMIUMS
                                     CONTRACTS     RECEIVED
-------------------------------------------------------------
Beginning of year                      4,067      $ 1,099,367
-------------------------------------------------------------
Written                                5,747        1,799,011
-------------------------------------------------------------
Closed                                (8,577)      (2,821,687)
-------------------------------------------------------------
Expired                               (1,237)         (76,691)
=============================================================
End of year                               --      $        --
_____________________________________________________________
=============================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                        2002            2001
----------------------------------------------------------------
Distributions paid from:
Ordinary Income                      $        --    $ 97,976,430
----------------------------------------------------------------
Long-Term Capital Gain                        --      91,361,383
================================================================
                                     $        --    $189,337,813
________________________________________________________________
================================================================


As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Tax Components of Beneficial Interest:

Unrealized appreciation -- investments           $ 56,060,721
-------------------------------------------------------------
Temporary book/tax differences                        (70,846)
-------------------------------------------------------------
Capital loss carryforward                         (38,981,008)
-------------------------------------------------------------
Shares of beneficial interest                     842,029,553
=============================================================
                                                 $859,038,420
_____________________________________________________________
=============================================================


The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. Amount includes appreciation on foreign currencies of $901.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
October 31, 2009                               $11,152,255
-----------------------------------------------------------
October 31, 2010                                27,828,753
===========================================================
                                               $38,981,008
___________________________________________________________
===========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $1,263,469,101 and $1,362,774,725, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $107,514,652
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (51,454,832)
=============================================================
Net unrealized appreciation of investment
  securities                                     $ 56,059,820
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $792,932,203.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, a net operating loss reclassification, excise tax paid and other items, on October 31, 2002, undistributed net investment income was increased by $6,577,582, undistributed net realized gains decreased by $43,448 and shares of beneficial interest decreased by $6,534,134. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       8,723,183    $ 137,031,183     10,419,720    $ 176,330,665
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,358,008       50,474,614      3,656,256       60,895,695
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,443,905       21,757,217      1,125,563       18,758,747
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                            749           12,300             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                               580           10,000             --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --      5,235,028       90,980,110
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --      4,475,584       75,098,584
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --        616,947       10,344,899
==========================================================================================================================
Reacquired:
  Class A                                                     (12,317,285)    (186,904,065)   (11,277,708)    (189,932,201)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (7,163,019)    (102,049,275)    (5,128,289)     (83,041,520)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,519,831)     (22,254,251)      (974,815)     (15,865,546)
==========================================================================================================================
                                                               (7,473,710)   $(101,922,277)     8,148,286    $ 143,569,433
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Institutional Class shares commenced sales on March 15, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                              --------------------------------------------------------------

                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                                2002           2001        2000        1999           1998
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  14.69       $  21.79    $  15.24    $  12.89       $  14.57
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)(a)      (0.04)      (0.13)      (0.10)(a)      (0.06)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.85)         (4.27)       6.68        2.45          (1.62)
============================================================================================================================
    Total from investment operations                             (1.89)         (4.31)       6.55        2.35          (1.68)
============================================================================================================================
Less distributions from net realized gains                          --          (2.79)         --          --             --
============================================================================================================================
Net asset value, end of period                                $  12.80       $  14.69    $  21.79    $  15.24       $  12.89
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                 (12.87)%       (21.76)%     42.98%      18.23%        (11.53)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $456,268       $576,660    $759,838    $579,514       $717,263
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                           1.38%(c)       1.33%       1.28%       1.38%          1.28%
============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.29)%(c)     (0.21)%     (0.60)%     (0.70)%        (0.40)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            120%           130%        101%        117%            78%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(c)  Ratios are based on average daily net assets of $585,989,327.


                                                                                         CLASS B
                                                              --------------------------------------------------------------

                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                                2002           2001        2000        1999           1998
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  14.10       $  21.16    $  14.90    $  12.70       $  14.46
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.14)(a)      (0.15)      (0.26)      (0.20)(a)      (0.16)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.75)         (4.12)       6.52        2.40          (1.60)
============================================================================================================================
    Total from investment operations                             (1.89)         (4.27)       6.26        2.20          (1.76)
============================================================================================================================
Less distributions from net realized gains                          --          (2.79)         --          --             --
============================================================================================================================
Net asset value, end of period                                $  12.21       $  14.10    $  21.16    $  14.90       $  12.70
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                 (13.40)%       (22.29)%     42.01%      17.32%        (12.17)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $346,456       $454,018    $617,576    $451,508       $493,993
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                           2.03%(c)       1.99%       1.99%       2.12%          2.02%
============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.94)%(c)     (0.87)%     (1.30)%     (1.44)%        (1.14)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            120%           130%        101%        117%            78%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $453,928,113.


                                                                                       CLASS C
                                                              ---------------------------------------------------------

                                                                               YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------
                                                               2002          2001       2000       1999          1998
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 14.10       $ 21.15    $ 14.89    $ 12.69       $ 14.45
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.14)(a)     (0.14)     (0.25)     (0.20)(a)     (0.16)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.76)        (4.12)      6.51       2.40         (1.60)
=======================================================================================================================
    Total from investment operations                            (1.90)        (4.26)      6.26       2.20         (1.76)
=======================================================================================================================
Less distributions from net realized gains                         --         (2.79)        --         --            --
=======================================================================================================================
Net asset value, end of period                                $ 12.20       $ 14.10    $ 21.15    $ 14.89       $ 12.69
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                (13.48)%      (22.24)%    42.04%     17.34%       (12.18)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $56,298       $66,127    $82,982    $53,832       $48,293
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets                          2.03%(c)      1.99%      1.99%      2.12%         2.02%
=======================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.94)%(c)    (0.87)%    (1.30)%    (1.44)%       (1.14)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                           120%          130%       101%       117%           78%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $69,063,774.

                                                                     CLASS R
                                                              ----------------------
                                                                   JUNE 3, 2002
                                                              (DATE SALES COMMENCED)
                                                                  TO OCTOBER 31,
                                                                       2002
------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 16.62
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.03)(a)
------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (3.80)
====================================================================================
    Total from investment operations                                   (3.83)
====================================================================================
Net asset value, end of period                                       $ 12.79
____________________________________________________________________________________
====================================================================================
Total return(b)                                                       (23.05)%
____________________________________________________________________________________
====================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $    10
____________________________________________________________________________________
====================================================================================
Ratio of expenses to average net assets                                 1.54%(c)
====================================================================================
Ratio of net investment income (loss) to average net assets            (0.44)%(c)
____________________________________________________________________________________
====================================================================================
Portfolio turnover rate                                                  120%
____________________________________________________________________________________
====================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $9,839.

                                                               INSTITUTIONAL CLASS
                                                              ----------------------
                                                                  MARCH 15, 2002
                                                              (DATE SALES COMMENCED)
                                                                  TO OCTOBER 31,
                                                                       2002
------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 17.25
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.02(a)
------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (4.43)
====================================================================================
    Total from investment operations                                   (4.41)
====================================================================================
Net asset value, end of period                                       $ 12.84
____________________________________________________________________________________
====================================================================================
Total return(b)                                                       (25.57)%
____________________________________________________________________________________
====================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $     7
____________________________________________________________________________________
====================================================================================
Ratio of expenses to average net assets
  With fee waivers and expenses reimbursed                              0.84%(c)
------------------------------------------------------------------------------------
  Without fee waivers and expenses reimbursed                           0.99%(c)
====================================================================================
Ratio of net investment income (loss) to average net assets             0.25%(c)
____________________________________________________________________________________
====================================================================================
Portfolio turnover rate                                                  120%
____________________________________________________________________________________
====================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $8,687.

Report of Independent Auditors

To the Shareholders of AIM Charter Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Charter Fund (a portfolio AIM Equity Funds), including the schedule of investments, as of October 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP
Houston, Texas
December 10, 2002

FINANCIALS

Schedule of Investments

October 31, 2002


                                                                  MARKET
                                                 SHARES           VALUE
----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-89.02%

Advertising-1.33%

Omnicom Group Inc.                                 800,000    $   46,104,000
============================================================================

Aerospace & Defense-3.91%

Lockheed Martin Corp.                              262,200        15,181,380
----------------------------------------------------------------------------
Northrop Grumman Corp.                             560,000        57,752,800
----------------------------------------------------------------------------
Raytheon Co.                                     2,126,000        62,717,000
============================================================================
                                                                 135,651,180
============================================================================

Apparel Retail-1.40%

Limited Brands                                   3,105,000        48,655,350
============================================================================

Banks-2.55%

Bank of America Corp.                              530,000        36,994,000
----------------------------------------------------------------------------
Washington Mutual, Inc.                          1,440,000        51,494,400
============================================================================
                                                                  88,488,400
============================================================================

Biotechnology-0.80%

Amgen Inc.(a)                                      600,000        27,936,000
============================================================================

Brewers-1.82%

Anheuser-Busch Cos., Inc.                        1,200,000        63,312,000
============================================================================

Building Products-2.25%

American Standard Cos. Inc.(a)                     615,000        41,020,500
----------------------------------------------------------------------------
Masco Corp.                                      1,804,500        37,100,520
============================================================================
                                                                  78,121,020
============================================================================

Computer & Electronics Retail-0.83%

Best Buy Co., Inc.(a)                            1,400,000        28,854,000
============================================================================

Computer Hardware-2.07%

International Business Machines Corp.              910,000        71,835,400
============================================================================

Construction Materials-0.91%

Vulcan Materials Co.                               940,000        31,546,400
============================================================================

Data Processing Services-2.67%

Automatic Data Processing, Inc.                  1,330,000        56,564,900
----------------------------------------------------------------------------
Convergys Corp.(a)                               2,420,000        36,009,600
============================================================================
                                                                  92,574,500
============================================================================

Diversified Financial Services-3.71%

Citigroup Inc.                                   1,400,000        51,730,000
----------------------------------------------------------------------------
Morgan Stanley                                     750,000        29,190,000
----------------------------------------------------------------------------
Principal Financial Group, Inc.                  1,715,000        48,105,750
============================================================================
                                                                 129,025,750
============================================================================

                                                                  MARKET
                                                 SHARES           VALUE
----------------------------------------------------------------------------

Electric Utilities-0.35%

TXU Corp.                                          850,000    $   12,197,500
============================================================================

Electrical Components & Equipment-1.54%

Emerson Electric Co.                             1,113,400        53,643,612
============================================================================

Environmental Services-1.29%

Waste Management, Inc.                           1,940,000        44,658,800
============================================================================

Food Retail-2.26%

Kroger Co. (The)(a)                              2,950,000        43,778,000
----------------------------------------------------------------------------
Safeway Inc.(a)                                  1,500,000        34,650,000
============================================================================
                                                                  78,428,000
============================================================================

Footwear-1.07%

NIKE, Inc.-Class B                                 790,000        37,280,100
============================================================================

General Merchandise Stores-2.84%

Target Corp.                                     1,600,000        48,192,000
----------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              940,000        50,337,000
============================================================================
                                                                  98,529,000
============================================================================

Health Care Distributors & Services-2.22%

IMS Health Inc.                                  2,956,000        44,458,240
----------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                          510,000        32,553,300
============================================================================
                                                                  77,011,540
============================================================================

Health Care Equipment-0.90%

St. Jude Medical, Inc.(a)                          880,000        31,336,800
============================================================================

Health Care Supplies-1.89%

Alcon, Inc. (Switzerland)(a)                     1,600,000        65,632,000
============================================================================

Hotels, Resorts & Cruise Lines-0.82%

Carnival Corp.                                   1,090,000        28,470,800
============================================================================

Household Products-1.58%

Procter & Gamble Co. (The)                         620,000        54,839,000
============================================================================

Housewares & Specialties-0.59%

Newell Rubbermaid Inc.                             630,200        20,431,084
============================================================================

Industrial Machinery-2.71%

Dover Corp.                                      1,840,000        46,147,200
----------------------------------------------------------------------------
Illinois Tool Works Inc.                           780,000        47,892,000
============================================================================
                                                                  94,039,200
============================================================================


                                                                  MARKET
                                                 SHARES           VALUE
----------------------------------------------------------------------------

Integrated Oil & Gas-2.84%

ChevronTexaco Corp.                                480,000    $   32,462,400
----------------------------------------------------------------------------
Exxon Mobil Corp.                                1,970,000        66,310,200
============================================================================
                                                                  98,772,600
============================================================================

Leisure Products-0.73%

Mattel, Inc.                                     1,380,000        25,336,800
============================================================================

Life & Health Insurance-1.37%

Prudential Financial, Inc.(a)                    1,630,000        47,596,000
============================================================================

Oil & Gas Drilling-1.14%

GlobalSantaFe Corp.                              1,660,000        39,674,000
============================================================================

Oil & Gas Equipment & Services-1.00%

Baker Hughes Inc.                                1,200,000        34,860,000
============================================================================

Oil & Gas Refining, Marketing &
  Transportation-0.93%

Valero Energy Corp.                                920,000        32,393,200
============================================================================

Packaged Foods & Meats-9.45%

ConAgra Foods, Inc.                              2,640,000        64,020,000
----------------------------------------------------------------------------
General Mills, Inc.                              1,930,000        79,747,600
----------------------------------------------------------------------------
Kellogg Co.                                      1,810,000        57,666,600
----------------------------------------------------------------------------
Kraft Foods Inc.-Class A                         1,450,000        57,275,000
----------------------------------------------------------------------------
Sara Lee Corp.                                   3,045,000        69,517,350
============================================================================
                                                                 328,226,550
============================================================================

Personal Products-3.43%

Avon Products, Inc.                              1,370,000        66,431,300
----------------------------------------------------------------------------
Gillette Co. (The)                               1,770,000        52,887,600
============================================================================
                                                                 119,318,900
============================================================================

Pharmaceuticals-6.25%

Abbott Laboratories                                750,000        31,402,500
----------------------------------------------------------------------------
Johnson & Johnson                                  815,000        47,881,250
----------------------------------------------------------------------------
Pfizer Inc.                                      1,670,000        53,055,900
----------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                         620,000        48,006,600
----------------------------------------------------------------------------
Wyeth                                            1,100,000        36,850,000
============================================================================
                                                                 217,196,250
============================================================================

Property & Casualty Insurance-2.28%

MGIC Investment Corp.                              659,300        27,664,228
----------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A(a)       856,486        11,365,569
----------------------------------------------------------------------------

                                                                  MARKET
                                                 SHARES           VALUE
----------------------------------------------------------------------------
Property & Casualty Insurance-(Continued)

Travelers Property Casualty Corp.-Class B(a)     1,054,271    $   14,253,744
----------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                  340,000        25,891,000
============================================================================
                                                                  79,174,541
============================================================================

Publishing-1.05%

New York Times Co. (The)-Class A                   750,000        36,307,500
============================================================================

Railroads-1.70%

Norfolk Southern Corp.                           1,484,000        29,976,800
----------------------------------------------------------------------------
Union Pacific Corp.                                490,000        28,934,500
============================================================================
                                                                  58,911,300
============================================================================

Semiconductor Equipment-0.98%

KLA-Tencor Corp.(a)                                960,000        34,204,800
============================================================================

Semiconductors-3.35%

Intel Corp.                                      3,000,000        51,900,000
----------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)(a)                           2,266,000        17,720,120
----------------------------------------------------------------------------
Texas Instruments Inc.                           1,160,000        18,397,600
----------------------------------------------------------------------------
Xilinx, Inc.(a)                                  1,500,000        28,485,000
============================================================================
                                                                 116,502,720
============================================================================

Soft Drinks-1.50%

Coca-Cola Co. (The)                              1,120,000        52,057,600
============================================================================

Specialty Chemicals-1.01%

Rohm & Haas Co.                                  1,050,000        34,933,500
============================================================================

Systems Software-5.70%

Computer Associates International, Inc.          5,360,000        79,649,600
----------------------------------------------------------------------------
Microsoft Corp.(a)                               1,640,000        87,690,800
----------------------------------------------------------------------------
Oracle Corp.(a)                                  3,000,000        30,570,000
============================================================================
                                                                 197,910,400
============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $3,380,933,906)                          3,091,978,097
============================================================================

                                                PRINCIPAL
                                                 AMOUNT
CONVERTIBLE DEBENTURES-0.09%

Computer Hardware-0.09%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb.,
  8.00%, 05/01/03 (Acquired
  04/17/98-04/19/01; Cost
  $47,529,750)(b)(c)(d)                        $42,800,000         3,217,100
============================================================================
    Total Convertible Debentures (Cost
      $49,098,968)                                                 3,217,100
============================================================================

----------------------------------------------------------------------------
                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE

MONEY MARKET FUNDS-9.55%

STIC Liquid Assets Portfolio(e)                165,830,838    $  165,830,838
----------------------------------------------------------------------------
STIC Prime Portfolio(e)                        165,830,838       165,830,838
============================================================================
    Total Money Market Funds (Cost
      $331,661,676)                                              331,661,676
============================================================================
TOTAL INVESTMENTS-98.66% (Cost
  $3,761,694,550)                                              3,426,856,873
============================================================================
OTHER ASSETS LESS LIABILITIES-1.34%                               46,543,813
============================================================================
NET ASSETS-100.00%                                            $3,473,400,686
____________________________________________________________________________
============================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Deb.    - Debentures
Gtd.    - Guaranteed
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate market value of these securities at 10/31/02 was $3,217,100, which represented 0.09% of the Fund's net assets. The Fund has no rights to demand registration of these securities.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $3,761,694,550)*                             $3,426,856,873
-------------------------------------------------------------
Receivables for:
  Investments sold                                 54,192,843
-------------------------------------------------------------
  Fund shares sold                                  1,191,488
-------------------------------------------------------------
  Dividends                                         4,035,682
-------------------------------------------------------------
Investment for deferred compensation plan             116,150
-------------------------------------------------------------
Collateral for securities loaned                   18,062,100
-------------------------------------------------------------
Other assets                                           63,991
=============================================================
    Total assets                                3,504,519,127
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            9,109,903
-------------------------------------------------------------
  Deferred compensation plan                          116,150
-------------------------------------------------------------
  Collateral upon return of securities
    loaned                                         18,062,100
-------------------------------------------------------------
Accrued distribution fees                           2,369,539
-------------------------------------------------------------
Accrued trustees' fees                                  2,478
-------------------------------------------------------------
Accrued transfer agent fees                         1,154,915
-------------------------------------------------------------
Accrued operating expenses                            303,356
=============================================================
    Total liabilities                              31,118,441
=============================================================
Net assets applicable to shares outstanding    $3,473,400,686
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $2,096,865,957
_____________________________________________________________
=============================================================
Class B                                        $1,204,617,059
_____________________________________________________________
=============================================================
Class C                                        $  170,444,220
_____________________________________________________________
=============================================================
Class R                                        $       16,387
_____________________________________________________________
=============================================================
Institutional Class                            $    1,457,063
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                           219,052,553
_____________________________________________________________
=============================================================
Class B                                           130,317,602
_____________________________________________________________
=============================================================
Class C                                            18,386,548
_____________________________________________________________
=============================================================
Class R                                                 1,714
_____________________________________________________________
=============================================================
Institutional Class                                   148,611
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                    $         9.57
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.57 divided
      by 94.50%)                               $        10.13
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $         9.24
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $         9.27
_____________________________________________________________
=============================================================
Class R:
  Net asset value and offering price per
    share                                      $         9.56
_____________________________________________________________
=============================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $         9.80
_____________________________________________________________
=============================================================

* At October 31, 2002, securities with an aggregate market value of $18,300,061 were on loan to brokers.

Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $88,345)                                      $  54,348,250
-------------------------------------------------------------
Dividends from affiliated money market funds        6,593,048
-------------------------------------------------------------
Interest                                              107,071
-------------------------------------------------------------
Security lending income                               165,508
=============================================================
    Total investment income                        61,213,877
_____________________________________________________________
=============================================================

EXPENSES:

Advisory fees                                      29,583,893
-------------------------------------------------------------
Administrative services fees                          468,551
-------------------------------------------------------------
Custodian fees                                        285,376
-------------------------------------------------------------
Distribution fees -- Class A                        8,613,574
-------------------------------------------------------------
Distribution fees -- Class B                       15,924,539
-------------------------------------------------------------
Distribution fees -- Class C                        2,261,077
-------------------------------------------------------------
Distribution fees -- Class R                               23
-------------------------------------------------------------
Transfer agent fees                                11,653,652
-------------------------------------------------------------
Transfer agent fees -- Institutional Class              2,686
-------------------------------------------------------------
Trustees' fees                                         32,769
-------------------------------------------------------------
Other                                               1,020,807
=============================================================
    Total expenses                                 69,846,947
=============================================================
Less: Fees waived and expenses reimbursed             (58,911)
-------------------------------------------------------------
   Expenses paid indirectly                           (69,299)
=============================================================
   Net expenses                                    69,718,737
=============================================================
Net investment income (loss)                       (8,504,860)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                           304,600,971
-------------------------------------------------------------
  Foreign currencies                                  (17,130)
=============================================================
                                                  304,583,841
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (628,244,716)
-------------------------------------------------------------
  Foreign currencies                                   33,301
=============================================================
                                                 (628,211,415)
=============================================================
Net gain (loss) from investment securities
  and foreign currencies                         (323,627,574)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(332,132,434)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                      2002              2001
--------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $    (8,504,860)   $   (35,217,915)
--------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                         304,583,841     (1,051,836,206)
--------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                   (628,211,415)    (2,495,895,336)
==================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    (332,132,434)    (3,582,949,457)
==================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    --       (282,256,150)
--------------------------------------------------------------------------------------------------
  Class B                                                                    --       (155,149,624)
--------------------------------------------------------------------------------------------------
  Class C                                                                    --        (21,295,588)
--------------------------------------------------------------------------------------------------
  Institutional Class                                                        --           (157,658)
--------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                          (870,998,051)      (161,661,243)
--------------------------------------------------------------------------------------------------
  Class B                                                          (391,079,522)        (2,882,485)
--------------------------------------------------------------------------------------------------
  Class C                                                           (61,301,813)        28,949,621
--------------------------------------------------------------------------------------------------
  Class R                                                                17,606                 --
--------------------------------------------------------------------------------------------------
  Institutional Class                                                   (60,090)          (227,735)
==================================================================================================
    Net increase (decrease) in net assets                        (1,655,554,304)    (4,177,630,319)
==================================================================================================

NET ASSETS:

  Beginning of year                                               5,128,954,990      9,306,585,309
==================================================================================================
  End of year                                                   $ 3,473,400,686    $ 5,128,954,990
__________________________________________________________________________________________________
==================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $ 4,585,710,984    $ 5,916,415,607
--------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (2,131,563)          (892,327)
--------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts            (775,341,125)    (1,078,954,767)
--------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                              (334,837,610)       292,386,477
==================================================================================================
                                                                $ 3,473,400,686    $ 5,128,954,990
__________________________________________________________________________________________________
==================================================================================================

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares and Institutional Class shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to November 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $987,328 reduction in the cost of securities and a corresponding $987,328 increase in net unrealized gains and losses, based on securities held by the Fund on November 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $154,475 and to increase net realized gains and losses by $154,475. As a result the net investment income per share, the net realized and unrealized gains and losses per share, and the ratio of net investment income to average net assets were unchanged.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $58,255. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $468,551 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $6,433,443 for such services. For the year ended October 31, 2002, AFS reimbursed fees of $656 on the Institutional Class.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B, Class C and Class R shares paid $8,613,574, $15,924,539, $2,261,077 and $23, respectively.

  AIM Distributors retained commissions of $387,132 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $36,917, $2,641, $29,800 and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B, Class C and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $17,145 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $69,012 and reductions in custodian fees of $287 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $69,299.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S.

Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $18,300,061 were on loan to brokers. The loans were secured by cash collateral of $18,062,100 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2002, the Fund received fees of $165,508 for securities lending.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                         2002          2001
---------------------------------------------------------------
Distributions paid from long-term
  capital gain                         $     --    $458,859,020
_______________________________________________________________
===============================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments              $ (340,653,684)
-----------------------------------------------------------
Temporary book/tax differences                     (325,492)
-----------------------------------------------------------
Capital loss carryforward                      (771,331,122)
-----------------------------------------------------------
Shares of beneficial interest                 4,585,710,984
===========================================================
Total Net Assets                             $3,473,400,686
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the treatment of defaulted bonds. Amount includes appreciation on foreign currency of $66.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the results of the deferral of Trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                      CAPITAL LOSS
   EXPIRATION         CARRYFORWARD
   -------------------------------
   October 31, 2009   $771,331,122
   _______________________________
   ===============================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $4,385,524,178 and $6,035,095,988, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 204,500,096
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (545,153,846)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(340,653,750)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $3,767,510,623.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, bond premium amortization, net operating loss and other items, on October 31, 2002, undistributed net investment income was increased by $8,252,952, undistributed net realized gains decreased by $970,199 and shares of beneficial interest decreased by $7,282,753. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                           2002                              2001
                                                              -------------------------------    ----------------------------
                                                                 SHARES           AMOUNT           SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
 Class A                                                        16,910,821*   $   182,696,524*    37,578,186    $ 517,083,181
-----------------------------------------------------------------------------------------------------------------------------
 Class B                                                         9,302,039         97,387,968     24,357,854      333,276,040
-----------------------------------------------------------------------------------------------------------------------------
 Class C                                                         2,633,061         27,700,439      7,575,697      105,353,193
-----------------------------------------------------------------------------------------------------------------------------
 Class R**                                                           1,719             17,663             --               --
-----------------------------------------------------------------------------------------------------------------------------
 Institutional Class                                                45,275            481,439         21,223          287,988
=============================================================================================================================
Issued as reinvestment of dividends:
 Class A                                                                --                 --     17,611,530      266,615,003
-----------------------------------------------------------------------------------------------------------------------------
 Class B                                                                --                 --      9,886,847      146,422,053
-----------------------------------------------------------------------------------------------------------------------------
 Class C                                                                --                 --      1,369,533       20,351,280
-----------------------------------------------------------------------------------------------------------------------------
 Institutional Class                                                    --                 --          8,709          133,843
=============================================================================================================================
Reacquired:
 Class A                                                       (99,779,666)    (1,053,694,575)   (74,345,004)    (945,359,427)
-----------------------------------------------------------------------------------------------------------------------------
 Class B                                                       (47,954,479)*     (488,467,490)*  (39,590,160)    (482,580,578)
-----------------------------------------------------------------------------------------------------------------------------
 Class C                                                        (8,599,959)       (89,002,252)    (7,831,344)     (96,754,852)
-----------------------------------------------------------------------------------------------------------------------------
 Class R**                                                              (5)               (57)            --               --
-----------------------------------------------------------------------------------------------------------------------------
 Institutional Class                                               (51,011)          (541,529)       (52,054)        (649,566)
=============================================================================================================================
                                                              (127,492,205)   $(1,323,421,870)   (23,408,983)   $(135,821,842)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

 * Includes automatic conversion of 739,880 shares of Class B shares in the amount of $7,724,451 to 717,246 shares of Class A shares in the amount of $7,724,451.

** Class R shares commenced sales on June 3, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                      ---------------------------------------------------------------------------
                                                         2002                2001          2000             1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $    10.46          $    18.07    $    17.16       $    13.32    $    13.41
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                               0.01(a)            (0.03)        (0.04)(b)         0.02          0.12
---------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized
   and unrealized)                                         (0.90)              (6.70)         2.30             4.39          1.23
=================================================================================================================================
   Total from investment operations                        (0.89)              (6.73)         2.26             4.41          1.35
=================================================================================================================================
Less distributions:
 Dividends from net investment income                         --                  --            --            (0.03)        (0.10)
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains                        --               (0.88)        (1.35)           (0.54)        (1.34)
=================================================================================================================================
   Total distributions                                        --               (0.88)        (1.35)           (0.57)        (1.44)
=================================================================================================================================
Net asset value, end of period                        $     9.57          $    10.46    $    18.07       $    17.16    $    13.32
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            (8.51)%            (38.75)%       13.60%           34.05%        11.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $2,096,866          $3,159,304    $5,801,869       $4,948,666    $3,706,938
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
 With fee waivers                                           1.22%(d)            1.16%         1.06%            1.05%         1.08%
---------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers                                        1.22%(d)            1.17%         1.08%            1.07%         1.10%
=================================================================================================================================
Ratio of net investment income (loss) to average
 net assets                                                 0.09%(a)(d)        (0.24)%       (0.20)%           0.11%         0.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                      103%                 78%           80%             107%          154%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(d)  Ratios are based on average daily net assets of $2,871,191,238.

                                                                                       CLASS B
                                                     ----------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------------
                                                        2002              2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    10.18        $    17.72      $    16.97      $    13.24      $    13.37
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.08)(a)         (0.13)          (0.17)(b)       (0.10)           0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (0.86)            (6.53)           2.27            4.37            1.22
=================================================================================================================================
    Total from investment operations                      (0.94)            (6.66)           2.10            4.27            1.24
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       --                --              --              --           (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --             (0.88)          (1.35)          (0.54)          (1.34)
=================================================================================================================================
    Total distributions                                      --             (0.88)          (1.35)          (0.54)          (1.37)
=================================================================================================================================
Net asset value, end of period                       $     9.24        $    10.18      $    17.72      $    16.97      $    13.24
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           (9.23)%          (39.14)%         12.76%          33.06%          10.33%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $1,204,617        $1,719,470      $3,088,611      $2,206,752      $1,408,687
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                         1.92%(d)          1.86%           1.80%           1.80%           1.84%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      1.92%(d)          1.87%           1.82%           1.82%           1.86%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                              (0.61)%(a)(d)     (0.94)%         (0.94)%         (0.64)%          0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                     103%               78%             80%            107%            154%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $1,592,453,859.

                                                                                            CLASS C
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                                2002              2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.21          $  17.77      $  17.01      $  13.27      $ 13.39
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)(a)         (0.13)        (0.17)(b)     (0.09)        0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.86)            (6.55)         2.28          4.37         1.23
=================================================================================================================================
    Total from investment operations                             (0.94)            (6.68)         2.11          4.28         1.25
=================================================================================================================================
Less distributions:
  Dividends from net investment income                              --                --            --            --        (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.88)        (1.35)        (0.54)       (1.34)
=================================================================================================================================
    Total distributions                                             --             (0.88)        (1.35)        (0.54)       (1.37)
=================================================================================================================================
Net asset value, end of period                                $   9.27          $  10.21      $  17.77      $  17.01      $ 13.27
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                  (9.21)%          (39.14)%       12.78%        33.06%       10.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $170,444          $248,533      $412,872      $138,467      $37,846
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.92%(d)          1.86%         1.80%         1.80%        1.84%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.92%(d)          1.87%         1.82%         1.82%        1.86%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.61)%(a)(d)     (0.94)%       (0.94)%       (0.64)%       0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                            103%               78%           80%          107%         154%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $226,107,746.

                                                                     CLASS R
                                                                  -------------
                                                                  JUNE 3, 2002
                                                                   (DATE SALES
                                                                  COMMENCED) TO
                                                                   OCTOBER 31,
                                                                      2002
-------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 10.94
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                   --(a)
-------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (1.38)
===============================================================================
    Total from investment operations                                   (1.38)
===============================================================================
Net asset value, end of period                                       $  9.56
_______________________________________________________________________________
===============================================================================
Total return(b)                                                       (12.61)%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $    16
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                      1.42%(c)
-------------------------------------------------------------------------------
  Without fee waivers                                                   1.42%(c)
===============================================================================
Ratio of net investment income (loss) to average net assets            (0.11)%(a)(c)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate                                                  103%
_______________________________________________________________________________
===============================================================================

(a) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $11,405.

                                                                                  INSTITUTIONAL CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31
                                                              ------------------------------------------------------------
                                                               2002           2001         2000        1999         1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.67         $ 18.33      $17.33      $ 13.42      $ 13.48
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.06(a)         0.04        0.52         0.09         0.18
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.93)          (6.82)       1.83         4.43         1.24
==========================================================================================================================
    Total from investment operations                           (0.87)          (6.78)       2.35         4.52         1.42
==========================================================================================================================
Less distributions:
  Dividends from net investment income                            --              --          --        (0.07)       (0.14)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           (0.88)      (1.35)       (0.54)       (1.34)
==========================================================================================================================
    Total distributions                                           --           (0.88)      (1.35)       (0.61)       (1.48)
==========================================================================================================================
Net asset value, end of period                                $ 9.80         $ 10.67      $18.33      $ 17.33      $ 13.42
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                (8.15)%        (38.46)%     14.02%       34.61%       11.69%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,457         $ 1,648      $3,234      $66,801      $43,815
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursement                    0.79%(c)        0.68%       0.66%        0.65%        0.66%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursement                 0.83%(c)        0.69%       0.68%        0.67%        0.67%
==========================================================================================================================
Ratio of net investment income to average net assets            0.52%(a)(c)     0.25%       0.20%        0.51%        1.37%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                          103%             78%         80%         107%         154%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with generally accepted accounting principles.
(c)  Ratios are based on average daily net assets of $1,665,295.

Report of Independent Auditors

To the Shareholders of AIM Constellation Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Constellation Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Constellation Fund as of October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP
Houston, Texas
December 10, 2002

FINANCIALS

Schedule of Investments

October 31, 2002


                                                                  MARKET
                                                 SHARES           VALUE
----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.29%

Advertising-1.32%

Lamar Advertising Co.(a)                         3,000,000    $  101,820,000
============================================================================

Aerospace & Defense-4.22%

L-3 Communications Holdings, Inc.(a)             1,820,000        85,540,000
----------------------------------------------------------------------------
Lockheed Martin Corp.                            3,000,000       173,700,000
----------------------------------------------------------------------------
Northrop Grumman Corp.                             643,500        66,364,155
============================================================================
                                                                 325,604,155
============================================================================

Airlines-0.57%

Southwest Airlines Co.                           3,000,000        43,800,000
============================================================================

Apparel Retail-1.78%

Gap, Inc. (The)                                    658,700         7,752,899
----------------------------------------------------------------------------
Limited Brands                                   3,000,000        47,010,000
----------------------------------------------------------------------------
Ross Stores, Inc.                                  500,000        20,925,000
----------------------------------------------------------------------------
TJX Cos., Inc. (The)                             3,000,000        61,560,000
============================================================================
                                                                 137,247,899
============================================================================

Application Software-2.89%

Electronic Arts Inc.(a)                          1,100,000        71,632,000
----------------------------------------------------------------------------
Intuit Inc.(a)                                   2,500,000       129,800,000
----------------------------------------------------------------------------
Mercury Interactive Corp.(a)                       803,700        21,193,569
============================================================================
                                                                 222,625,569
============================================================================

Banks-3.44%

Bank of America Corp.                            1,250,000        87,250,000
----------------------------------------------------------------------------
Fifth Third Bancorp                              1,280,000        81,280,000
----------------------------------------------------------------------------
Washington Mutual, Inc.                          2,000,000        71,520,000
----------------------------------------------------------------------------
Wells Fargo & Co.                                  500,000        25,235,000
============================================================================
                                                                 265,285,000
============================================================================

Biotechnology-2.93%

Amgen Inc.(a)                                    2,352,600       109,537,056
----------------------------------------------------------------------------
Cephalon, Inc.(a)                                  871,700        43,794,208
----------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                    1,585,900        72,983,118
============================================================================
                                                                 226,314,382
============================================================================

Broadcasting & Cable TV-1.19%

Clear Channel Communications, Inc.(a)            1,000,000        37,050,000
----------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                     750,000        16,125,000
----------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)         1,500,000        38,865,000
============================================================================
                                                                  92,040,000
============================================================================

Casinos & Gambling-0.58%

MGM Mirage Inc.(a)                               1,436,100        44,662,710
============================================================================

                                                                  MARKET
                                                 SHARES           VALUE
----------------------------------------------------------------------------

Computer & Electronics Retail-1.33%

CDW Computer Centers, Inc.(a)                    1,929,000    $  102,275,580
============================================================================

Computer Hardware-1.48%

Dell Computer Corp.(a)                           4,000,000       114,440,000
============================================================================

Construction, Farm Machinery & Heavy
  Trucks-0.75%

Deere & Co.                                      1,250,000        57,987,500
============================================================================

Consumer Finance-0.72%

MBNA Corp.                                       2,714,500        55,131,495
============================================================================

Data Processing Services-3.27%

Concord EFS, Inc.(a)                             1,500,000        21,420,000
----------------------------------------------------------------------------
Fiserv, Inc.(a)                                  6,000,000       187,440,000
----------------------------------------------------------------------------
Paychex, Inc.                                    1,500,000        43,230,000
============================================================================
                                                                 252,090,000
============================================================================

Department Stores-0.57%

Kohl's Corp.(a)                                    756,500        44,217,425
============================================================================

Diversified Chemicals-0.36%

Eastman Chemical Co.                               764,900        27,796,466
============================================================================

Diversified Financial Services-5.84%

Citigroup Inc.                                   1,200,000        44,340,000
----------------------------------------------------------------------------
Fannie Mae                                         500,000        33,430,000
----------------------------------------------------------------------------
Freddie Mac                                        750,000        46,185,000
----------------------------------------------------------------------------
Goldman Sachs Group, Inc.                          750,000        53,700,000
----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        1,505,400        57,129,930
----------------------------------------------------------------------------
Moody's Corp.                                    1,856,000        87,417,600
----------------------------------------------------------------------------
Morgan Stanley                                   1,443,300        56,173,236
----------------------------------------------------------------------------
SLM Corp.                                          701,000        72,020,740
============================================================================
                                                                 450,396,506
============================================================================

Drug Retail-0.88%

Walgreen Co.                                     2,000,000        67,500,000
============================================================================

Electronic Equipment & Instruments-0.91%

Molex Inc.                                       1,500,000        39,615,000
----------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                  3,000,000        30,900,000
============================================================================
                                                                  70,515,000
============================================================================

Employment Services-0.29%

Robert Half International Inc.(a)                1,353,700        22,606,790
============================================================================

Food Distributors-0.51%

Sysco Corp.                                      1,250,000        39,600,000
============================================================================


                                                                  MARKET
                                                 SHARES           VALUE
----------------------------------------------------------------------------

General Merchandise Stores-2.09%

Family Dollar Stores, Inc.                       1,750,000    $   53,882,500
----------------------------------------------------------------------------
Wal-Mart Stores, Inc.                            2,000,000       107,100,000
============================================================================
                                                                 160,982,500
============================================================================

Health Care Distributors & Services-1.54%

AdvancePCS(a)                                      908,200        22,795,820
----------------------------------------------------------------------------
Cardinal Health, Inc.                            1,385,200        95,869,692
============================================================================
                                                                 118,665,512
============================================================================

Health Care Equipment-3.27%

Biomet, Inc.                                     3,770,675       111,084,085
----------------------------------------------------------------------------
Medtronic, Inc.                                  2,500,000       112,000,000
----------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          819,000        29,164,590
============================================================================
                                                                 252,248,675
============================================================================

Health Care Facilities-2.15%

HCA Inc.                                         1,353,200        58,850,668
----------------------------------------------------------------------------
Health Management Associates, Inc.-Class A       3,115,700        59,572,184
----------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                        1,636,500        47,049,375
============================================================================
                                                                 165,472,227
============================================================================

Home Improvement Retail-1.22%

Lowe's Cos., Inc.                                2,250,000        93,892,500
============================================================================

Homebuilding-1.88%

Centex Corp.                                       600,000        27,288,000
----------------------------------------------------------------------------
D.R. Horton, Inc.                                1,200,000        23,124,000
----------------------------------------------------------------------------
Lennar Corp.                                       600,000        33,102,000
----------------------------------------------------------------------------
NVR, Inc.(a)                                       100,000        33,900,000
----------------------------------------------------------------------------
Pulte Homes, Inc.                                  600,000        27,552,000
============================================================================
                                                                 144,966,000
============================================================================

Household Products-1.26%

Procter & Gamble Co. (The)                       1,100,000        97,295,000
============================================================================

Housewares & Specialties-0.76%

Newell Rubbermaid Inc.                           1,800,000        58,356,000
============================================================================

Industrial Conglomerates-0.66%

3M Co.                                             400,000        50,776,000
============================================================================

Industrial Machinery-0.75%

Danaher Corp.                                      500,000        28,925,000
----------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)               750,000        29,250,000
============================================================================
                                                                  58,175,000
============================================================================

Integrated Oil & Gas-0.40%

Exxon Mobil Corp.                                  920,500        30,984,030
============================================================================

Internet Retail-0.41%

eBay Inc.(a)                                       500,000        31,630,000
============================================================================

                                                                  MARKET
                                                 SHARES           VALUE
----------------------------------------------------------------------------

IT Consulting & Services-0.92%

Affiliated Computer Services, Inc.-Class A(a)      439,000    $   20,215,950
----------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                     2,298,500        50,957,745
============================================================================
                                                                  71,173,695
============================================================================

Life & Health Insurance-0.38%

AFLAC Inc.                                         950,000        28,918,000
============================================================================

Managed Health Care-3.69%

Caremark Rx, Inc.(a)                             5,000,000        88,500,000
----------------------------------------------------------------------------
UnitedHealth Group Inc.                            850,000        77,307,500
----------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                1,583,600       119,102,556
============================================================================
                                                                 284,910,056
============================================================================

Motorcycle Manufacturers-1.19%

Harley-Davidson, Inc.                            1,750,000        91,525,000
============================================================================

Multi-Line Insurance-1.98%

American International Group, Inc.               2,440,800       152,672,040
============================================================================

Networking Equipment-1.16%

Cisco Systems, Inc.(a)                           8,000,000        89,440,000
============================================================================

Oil & Gas Drilling-1.23%

Nabors Industries, Ltd. (Bermuda)(a)             1,000,000        34,970,000
----------------------------------------------------------------------------
Noble Corp. (Cayman Islands)(a)                  1,000,000        32,320,000
----------------------------------------------------------------------------
Transocean Inc.                                  1,250,000        27,475,000
============================================================================
                                                                  94,765,000
============================================================================

Oil & Gas Equipment & Services-0.75%

Smith International, Inc.(a)                       900,000        28,134,000
----------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)        750,000        30,030,000
============================================================================
                                                                  58,164,000
============================================================================

Oil & Gas Exploration & Production-0.35%

Apache Corp.                                       500,000        27,030,000
============================================================================

Packaged Foods & Meats-0.18%

Unilever PLC (United Kingdom)(a)                 1,405,150        13,887,950
============================================================================

Personal Products-0.48%

Gillette Co. (The)                               1,250,000        37,350,000
============================================================================

Pharmaceuticals-6.91%

Forest Laboratories, Inc.(a)(b)                  1,309,300       128,298,307
----------------------------------------------------------------------------
Johnson & Johnson                                  714,300        41,965,125
----------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)(c)       2,000,000        91,800,000
----------------------------------------------------------------------------
Pfizer Inc.                                      5,789,800       183,941,946
----------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                       1,122,400        86,907,432
============================================================================
                                                                 532,912,810
============================================================================


                                                                  MARKET
                                                 SHARES           VALUE
----------------------------------------------------------------------------

Property & Casualty Insurance-0.24%

XL Capital Ltd.-Class A (Bermuda)                  238,000    $   18,123,700
============================================================================

Publishing-0.49%

Gannett Co., Inc.                                  500,000        37,965,000
============================================================================

Restaurants-2.75%

Brinker International, Inc.(a)                   2,710,600        76,953,934
----------------------------------------------------------------------------
Darden Restaurants, Inc.                         1,625,800        30,857,684
----------------------------------------------------------------------------
Outback Steakhouse, Inc.                         1,707,400        58,136,970
----------------------------------------------------------------------------
Wendy's International, Inc.                        750,000        23,760,000
----------------------------------------------------------------------------
Yum! Brands, Inc.(a)                             1,000,000        22,530,000
============================================================================
                                                                 212,238,588
============================================================================

Semiconductor Equipment-4.97%

Applied Materials, Inc.(a)                       8,500,000       127,755,000
----------------------------------------------------------------------------
KLA-Tencor Corp.(a)                              1,739,400        61,974,822
----------------------------------------------------------------------------
Lam Research Corp.(a)                            4,000,000        50,360,000
----------------------------------------------------------------------------
Novellus Systems, Inc.(a)                        3,000,000        94,800,000
----------------------------------------------------------------------------
Teradyne, Inc.(a)                                4,000,000        48,440,000
============================================================================
                                                                 383,329,822
============================================================================

Semiconductors-8.40%

Altera Corp.(a)                                  5,000,000        58,600,000
----------------------------------------------------------------------------
Analog Devices, Inc.(a)                          4,658,000       124,834,400
----------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)            2,694,900        26,617,527
----------------------------------------------------------------------------
Intel Corp.                                      4,000,000        69,200,000
----------------------------------------------------------------------------
Linear Technology Corp.                          3,000,000        82,920,000
----------------------------------------------------------------------------
Maxim Integrated Products, Inc.                  2,000,000        63,680,000
----------------------------------------------------------------------------
Microchip Technology Inc.                        6,000,052       146,401,269
----------------------------------------------------------------------------
Micron Technology, Inc.(a)                       3,000,000        48,000,000
----------------------------------------------------------------------------
Texas Instruments Inc.                           1,745,500        27,683,630
============================================================================
                                                                 647,936,826
============================================================================

                                                                  MARKET
                                                 SHARES           VALUE
----------------------------------------------------------------------------

Soft Drinks-1.08%

Coca-Cola Co. (The)                              1,800,000    $   83,664,000
============================================================================

Specialty Stores-3.53%

AutoZone, Inc.(a)                                  707,500        60,682,275
----------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                        2,600,000        92,196,000
----------------------------------------------------------------------------
CarMax, Inc.(a)                                  1,000,000        16,390,000
----------------------------------------------------------------------------
Office Depot, Inc.(a)                            2,000,000        28,780,000
----------------------------------------------------------------------------
Staples, Inc.(a)                                 4,786,900        74,196,950
============================================================================
                                                                 272,245,225
============================================================================

Systems Software-3.47%

Microsoft Corp.(a)                               5,000,000       267,350,000
============================================================================

Tobacco-0.48%

Philip Morris Cos. Inc.                            900,000        36,675,000
============================================================================

Wireless Telecommunication Services-0.44%

Nextel Communications, Inc.-Class A(a)           3,000,000        33,840,000
============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $7,420,902,017)                          7,503,516,633
============================================================================

MONEY MARKET FUNDS-3.21%

STIC Liquid Assets Portfolio(d)                123,937,638       123,937,638
----------------------------------------------------------------------------
STIC Prime Portfolio(d)                        123,937,638       123,937,638
============================================================================
    Total Money Market Funds (Cost
      $247,875,276)                                              247,875,276
============================================================================
TOTAL INVESTMENTS-100.50% (Cost
  $7,668,777,293)                                              7,751,391,909
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.50%)                            (38,679,071)
============================================================================
NET ASSETS-100.00%                                            $7,712,712,838
____________________________________________________________________________
============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) The investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 10/31/02 represented 1.19% of the Fund's net assets. The following is a summary of the transactions with affiliates for the year ended October 31, 2002.

                                   MARKET                                      CHANGE IN        MARKET
                                   VALUE        PURCHASES        SALES        UNREALIZED        VALUE       DIVIDEND     REALIZED
                                 10/31/2001      AT COST        AT COST      APPR./(DEPR.)    10/31/2002     INCOME    GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------  ------------
Lamar Advertising Co..........  $141,300,000   $       --    $ (71,607,551)  $(69,692,449)   $        --   $       --  $(15,840,701)
Medicis Pharmaceutical
  Corp.-Class A..-............  115,380,000            --               --    (23,580,000)    91,800,000   $       --            --
-----------------------------------------------------------------------------------------------------------------------------------
                                $256,680,000                                                 $91,800,000   $       --  $(15,840,701)
-----------------------------------------------------------------------------------------------------------------------------------

(d) The money market fund and the Fund are affiliated by having the same investment advisor.
See Notes to Financial Statements.

Statement of Assets and Liabilities
October 31, 2002

ASSETS:

Investments, at market value (cost $7,668,777,293)*    $7,751,391,909
---------------------------------------------------------------------
Receivables for:
  Investments sold                                         74,463,938
---------------------------------------------------------------------
  Fund shares sold                                          4,847,030
---------------------------------------------------------------------
  Dividends                                                 2,968,987
---------------------------------------------------------------------
Investment for deferred compensation plan                     240,854
---------------------------------------------------------------------
Collateral for securities loaned                          165,293,972
---------------------------------------------------------------------
Other assets                                                   96,627
=====================================================================
     Total assets                                       7,999,303,317
_____________________________________________________________________
=====================================================================


LIABILITIES:

Payables for:
  Investments purchased                                    92,727,322
---------------------------------------------------------------------
  Fund shares reacquired                                   17,298,062
---------------------------------------------------------------------
  Options written (premiums received $398,595)                275,303
---------------------------------------------------------------------
  Deferred compensation plan                                  240,854
---------------------------------------------------------------------
  Collateral upon return of securities loaned             165,293,972
---------------------------------------------------------------------
Accrued distribution fees                                   4,085,668
---------------------------------------------------------------------
Accrued trustees' fees                                          4,118
---------------------------------------------------------------------
Accrued transfer agent fees                                 5,381,201
---------------------------------------------------------------------
Accrued operating expenses                                  1,283,979
=====================================================================
     Total liabilities                                    286,590,479
=====================================================================
Net assets applicable to shares outstanding            $7,712,712,838
_____________________________________________________________________
=====================================================================


NET ASSETS:

Class A                                                $6,780,054,557
_____________________________________________________________________
=====================================================================
Class B                                                $  625,293,580
_____________________________________________________________________
=====================================================================
Class C                                                $  184,393,109
_____________________________________________________________________
=====================================================================
Class R                                                $      225,741
_____________________________________________________________________
=====================================================================
Institutional Class                                    $  122,745,851
_____________________________________________________________________
=====================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                                   394,113,108
_____________________________________________________________________
=====================================================================
Class B                                                    38,221,650
_____________________________________________________________________
=====================================================================
Class C                                                    11,274,294
_____________________________________________________________________
=====================================================================
Class R                                                        13,078
_____________________________________________________________________
=====================================================================
Institutional Class                                         6,669,472
_____________________________________________________________________
=====================================================================
Class A:
  Net asset value per share                            $        17.20
---------------------------------------------------------------------
  Offering price per share:
     (Net asset value of $17.20 divided by 94.50%)     $        18.20
_____________________________________________________________________
=====================================================================
Class B:
  Net asset value and offering price per share         $        16.36
_____________________________________________________________________
=====================================================================
Class C:
  Net asset value and offering price per share         $        16.36
_____________________________________________________________________
=====================================================================
Class R:
  Net asset value and offering price per share         $        17.26
_____________________________________________________________________
=====================================================================
Institutional Class:
  Net asset value and offering price per share         $        18.40
_____________________________________________________________________
=====================================================================



* At October 31, 2002, securities with an aggregate market value of $158,495,812 were on loan to brokers.
Statement of Operations
For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $141,553)                                           $    46,976,801
---------------------------------------------------------------------
Dividends from affiliated money market funds                5,128,250
---------------------------------------------------------------------
Interest                                                        1,921
---------------------------------------------------------------------
Security lending income                                       375,840
=====================================================================
    Total investment income                                52,482,812
=====================================================================

EXPENSES:

Advisory fees                                              63,117,935
---------------------------------------------------------------------
Administrative services fees                                  629,514
---------------------------------------------------------------------
Custodian fees                                                517,119
---------------------------------------------------------------------
Distribution fees -- Class A                               26,651,431
---------------------------------------------------------------------
Distribution fees -- Class B                                7,863,981
---------------------------------------------------------------------
Distribution fees -- Class C                                2,406,943
---------------------------------------------------------------------
Distribution fees -- Class R                                      104
---------------------------------------------------------------------
Transfer agent fees                                        30,950,844
---------------------------------------------------------------------
Transfer agent fees -- Institutional Class                    161,290
---------------------------------------------------------------------
Trustees' fees                                                 59,978
---------------------------------------------------------------------
Other                                                       2,613,142
=====================================================================
    Total expenses                                        134,972,281
=====================================================================
Less: Fees waived                                          (1,334,866)
---------------------------------------------------------------------
   Expenses paid indirectly                                  (150,045)
=====================================================================
   Net expenses                                           133,487,370
=====================================================================
Net investment income (loss)                              (81,004,558)
=====================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  OPTION CONTRACTS:

Net realized gain (loss) from investment
  securities                                           (1,231,119,667)
---------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                                   143,330,722
---------------------------------------------------------------------
  Foreign currencies                                          (17,825)
---------------------------------------------------------------------
  Option contracts written                                    123,292
=====================================================================
                                                          143,436,189
=====================================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts              (1,087,683,478)
=====================================================================
Net increase (decrease) in net assets resulting
  from operations                                     $(1,168,688,036)
_____________________________________________________________________
=====================================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                   2002               2001
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (81,004,558)   $   (76,893,890)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities          (1,231,119,667)    (1,225,239,040)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                     143,436,189     (7,717,578,312)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (1,168,688,036)    (9,019,711,242)
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                  --     (3,284,079,983)
------------------------------------------------------------------------------------------------
  Class B                                                                  --       (239,710,222)
------------------------------------------------------------------------------------------------
  Class C                                                                  --        (79,328,549)
------------------------------------------------------------------------------------------------
  Institutional Class                                                      --        (47,688,484)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (1,905,685,542)     1,798,697,583
------------------------------------------------------------------------------------------------
  Class B                                                         (89,586,163)       360,350,428
------------------------------------------------------------------------------------------------
  Class C                                                         (44,303,197)       104,195,656
------------------------------------------------------------------------------------------------
  Class R                                                             204,500                 --
------------------------------------------------------------------------------------------------
  Institutional Class                                             (10,243,640)        31,147,864
================================================================================================
    Net increase (decrease) in net assets                      (3,218,302,078)   (10,376,126,949)
================================================================================================

NET ASSETS:

  Beginning of year                                            10,931,014,916     21,307,141,865
================================================================================================
  End of year                                                 $ 7,712,712,838    $10,931,014,916
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $10,096,779,185    $12,227,372,518
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (770,211)          (744,944)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (2,466,016,219)    (1,234,896,552)
------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and option contracts            82,720,083        (60,716,106)
================================================================================================
                                                              $ 7,712,712,838    $10,931,014,916
________________________________________________________________________________________________
================================================================================================

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares and the Institutional Class shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $1,334,866. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $629,514 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $13,879,506 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B, Class C and Class R shares paid $26,651,431, $7,863,981, $2,406,943 and $104, respectively.

  AIM Distributors retained commissions of $1,272,976 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $146,648, $851, $36,358 and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B, Class C and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $31,003 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $147,794 and reductions in custodian fees of $2,251 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $150,045.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $158,495,812 were on loan to brokers. The loans were secured by cash collateral of $165,293,972 received by the Fund and invested in affiliated money market funds as follows:
$140,355,489 in STIC Liquid Assets Portfolio and $24,938,483 in STIC Prime Portfolio. For the year ended October 31, 2002, the Fund received fees of $375,840 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2002 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ---------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of year                         --      $     --
----------------------------------------------------------
Written                                1,551       398,595
==========================================================
End of year                            1,551      $398,595
__________________________________________________________
==========================================================


  Open call options written at October 31, 2002 were as follows:

                                                                  OCTOBER 31,
                       CONTRACT   STRIKE   NUMBER OF   PREMIUMS       2002        UNREALIZED
ISSUE                   MONTH     PRICE    CONTRACTS   RECEIVED   MARKET VALUE   APPRECIATION
---------------------------------------------------------------------------------------------
Forest Laboratories,
  Inc.                  Nov-02     $100      1,551     $398,595     $275,303       $123,292
_____________________________________________________________________________________________
=============================================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                        2002          2001
                                       ------------------------
Distributions paid from long-term
  capital gain                         $   --    $3,650,807,238
_______________________________________________________________
===============================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:


Unrealized appreciation -- investments         $    64,763,381
--------------------------------------------------------------
Temporary book/tax differences                        (770,211)
--------------------------------------------------------------
Capital loss carryforward                       (2,448,059,517)
--------------------------------------------------------------
Shares of beneficial interest                   10,096,779,185
==============================================================
                                               $ 7,712,712,838
______________________________________________________________
==============================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales. Amount includes appreciation on foreign currencies and option contacts written of $105,467.

  The temporary book/tax differences are the result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                                CAPITAL LOSS
EXPIRATION                                      CARRYFORWARD
-------------------------------------------------------------
October 31, 2009                               $1,224,074,030
-------------------------------------------------------------
October 31, 2010                                1,223,985,487
=============================================================
                                               $2,448,059,517
_____________________________________________________________
=============================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $5,527,191,684 and $7,640,311,238, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:


Aggregate unrealized appreciation of
  investment securities                        $ 1,338,956,260
--------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (1,274,298,346)
==============================================================
Net unrealized appreciation of investment
  securities                                   $    64,657,914
______________________________________________________________
==============================================================
Cost of investments for tax purposes is
$7,686,733,995.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of a net operating loss reclassification, on October 31, 2002, undistributed net investment income was increased by $80,979,291 and shares of beneficial interest decreased by $80,979,291. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                           2002                               2001
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       49,193,225*   $   974,921,543*     69,882,787    $ 1,870,548,957
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        5,811,283        111,506,491      12,298,051        324,078,409
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                        2,391,741         46,150,281       4,478,320        117,760,474
--------------------------------------------------------------------------------------------------------------------------------
  Class R**                                                         13,083            204,591              --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            6,254,346        139,801,926       1,273,391         37,026,988
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                               --                 --     107,528,397      3,125,797,826
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --                 --       8,229,796        230,503,608
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --                 --       2,703,433         75,693,277
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                   --                 --       1,529,945         47,137,606
================================================================================================================================
Reacquired:
  Class A                                                     (147,108,087)    (2,880,607,085)   (128,320,077)    (3,197,649,200)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (10,919,779)*     (201,092,654)*    (8,314,571)      (194,231,589)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (4,824,172)       (90,453,478)     (3,756,367)       (89,258,095)
--------------------------------------------------------------------------------------------------------------------------------
  Class R**                                                             (5)               (91)             --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (6,757,582)      (150,045,566)     (1,955,216)       (53,016,730)
================================================================================================================================
                                                              (105,945,947)   $(2,049,614,042)     65,577,889    $ 2,294,391,531
________________________________________________________________________________________________________________________________
================================================================================================================================

* Includes automatic conversion of 234,440 shares of Class B shares in the amount of $4,426,684 to 223,534 shares of Class A shares in the amount of $4,426,684.

** Class R shares commenced sales on June 3, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                           CLASS A
                                                            ---------------------------------------------------------------------

                                                                                   YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                               2002          2001          2000           1999           1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    19.72    $    43.50    $     34.65    $     26.37    $     29.23
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.15)(a)     (0.12)         (0.26)         (0.17)         (0.14)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (2.37)       (16.24)         12.39           9.18          (0.62)
=================================================================================================================================
    Total from investment operations                             (2.52)       (16.36)         12.13           9.01          (0.76)
=================================================================================================================================
Less distributions from net realized gains                          --         (7.42)         (3.28)         (0.73)         (2.10)
=================================================================================================================================
Net asset value, end of period                              $    17.20    $    19.72    $     43.50    $     34.65    $     26.37
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 (12.78)%      (43.10)%        36.56%         34.81%         (2.30)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $6,780,055    $9,703,277    $19,268,977    $14,292,905    $12,391,844
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.26%(c)      1.14%          1.08%          1.10%          1.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.27%(c)      1.17%          1.11%          1.12%          1.12%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         (0.74)%(c)    (0.46)%        (0.61)%        (0.50)%        (0.47)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             57%           75%            88%            62%            76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(c)  Ratios are based on average daily net assets of $8,883,810,424.


                                                                                             CLASS B
                                                                -----------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                                                                                                 (DATE SALES
                                                                            YEAR ENDED OCTOBER 31,               COMMENCED) TO
                                                                ----------------------------------------------   OCTOBER 31,
                                                                  2002        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  18.89    $  42.28    $    34.00    $  26.11       $  30.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.27)(a)   (0.28)        (0.58)(a)   (0.42)         (0.37)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (2.26)     (15.69)        12.14        9.04          (1.46)
=================================================================================================================================
    Total from investment operations                               (2.53)     (15.97)        11.56        8.62          (1.83)
=================================================================================================================================
Less distributions from net realized gains                            --       (7.42)        (3.28)      (0.73)         (2.10)
=================================================================================================================================
Net asset value, end of period                                  $  16.36    $  18.89    $    42.28    $  34.00       $  26.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   (13.39)%    (43.49)%       35.51%      33.64%         (5.86)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $625,294    $818,343    $1,315,524    $589,718       $275,676
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.96%(c)    1.86%         1.85%       1.98%          1.98%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.97%(c)    1.89%         1.88%       2.00%          2.00%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net assets        (1.44)%(c)  (1.17)%       (1.38)%     (1.38)%        (1.36)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                               57%         75%           88%         62%            76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charged and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $786,398,084.
(d)  Annualized.

                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                                2002        2001        2000        1999       1998
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  18.88    $  42.27    $  33.99    $  26.10    $ 29.18
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.27)(a)    (0.29)     (0.59)(a)    (0.42)    (0.37)(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (2.25)     (15.68)      12.15        9.04      (0.61)
=====================================================================================================================
    Total from investment operations                             (2.52)     (15.97)      11.56        8.62      (0.98)
=====================================================================================================================
Less distributions from net realized gains                          --       (7.42)      (3.28)      (0.73)     (2.10)
=====================================================================================================================
Net asset value, end of period                                $  16.36    $  18.88    $  42.27    $  33.99    $ 26.10
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                 (13.35)%    (43.51)%     35.52%      33.65%     (3.12)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $184,393    $258,786    $434,544    $161,490    $76,522
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.96%(c)     1.86%      1.85%       1.98%      1.97%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.97%(c)     1.89%      1.88%       2.00%      1.99%
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.44)%(c)    (1.17)%    (1.38)%    (1.38)%    (1.35)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                             57%         75%         88%         62%        76%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $240,694,256.

                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               OCTOBER 31,
                                                                  2002
---------------------------------------------------------------------------
Net asset value, beginning of period                             $ 19.82
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.07)(a)
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (2.49)
===========================================================================
    Total from investment operations                               (2.56)
===========================================================================
Net asset value, end of period                                   $ 17.26
___________________________________________________________________________
===========================================================================
Total return(b)                                                   (12.92)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $   226
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.53%(c)
---------------------------------------------------------------------------
  Without fee waivers                                               1.54%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets        (1.01)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                               57%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $50,620.

                                                                                INSTITUTIONAL CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  21.00    $  45.55    $  36.01    $  27.25    $  30.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)    0.01       (0.09)      (0.01)         --
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (2.54)     (17.14)      12.91        9.50       (0.65)
======================================================================================================================
    Total from investment operations                             (2.60)     (17.13)      12.82        9.49       (0.65)
======================================================================================================================
Less distributions from net realized gains                          --       (7.42)      (3.28)      (0.73)      (2.10)
======================================================================================================================
Net asset value, end of period                                $  18.40    $  21.00    $  45.55    $  36.01    $  27.25
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                 (12.38)%    (42.80)%     37.14%      35.46%      (1.85)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $122,746    $150,609    $288,097    $244,369    $189,039
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.80%(c)    0.65%       0.65%       0.64%       0.63%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.81%(c)    0.68%       0.68%       0.66%       0.65%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.28)%(c)   0.03%      (0.18)%     (0.04)%     (0.01)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             57%         75%         88%         62%         76%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles.
(c)  Ratios are based on average daily net assets of $145,946,095.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of AIM Core Strategies Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Core Strategies Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2002, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period then ended. Those financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.



We conducted our audit in accordance with auditing standards generally accepted in the United States. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Core Strategies Fund as of October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States.

                                                  /s/ ERNST & YOUNG LLP
Houston, Texas
December 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

October 31, 2002



                                                                                        MARKET
                                                            SHARES                       VALUE
COMMON STOCKS--97.44%

AEROSPACE & DEFENSE--2.28%

Lockheed Martin Corp.(a)                                        140                     $ 8,106
-----------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                           50                       5,156
-----------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                          220                       4,957
===============================================================================================
                                                                                         18,219
===============================================================================================

AIR FREIGHT & LOGISTICS--0.60%

FedEx Corp.                                                      90                       4,787
===============================================================================================

APPAREL RETAIL--0.92%

Abercrombie & Fitch Co.-Class A(b)                              100                       1,782
-----------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                 250                       2,942
-----------------------------------------------------------------------------------------------
Limited Brands                                                  170                       2,664
===============================================================================================
                                                                                          7,388
===============================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.30%

Jones Apparel Group, Inc.(b)                                     70                       2,425
===============================================================================================

AUTO PARTS & EQUIPMENT--0.25%

ArvinMeritor, Inc.                                              130                       1,969
===============================================================================================

BANKS--7.29%

BancorpSouth, Inc.                                              130                       2,463
-----------------------------------------------------------------------------------------------
Bank of America Corp.                                           200                      13,960
-----------------------------------------------------------------------------------------------
Bank One Corp.                                                  200                       7,714
-----------------------------------------------------------------------------------------------
Fifth Third Bancorp                                              90                       5,715
-----------------------------------------------------------------------------------------------
Huntington Bancshares Inc.                                      460                       8,699
-----------------------------------------------------------------------------------------------
National City Corp.                                             280                       7,596
-----------------------------------------------------------------------------------------------
U.S. Bancorp.                                                   160                       3,374
-----------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                         150                       5,364
-----------------------------------------------------------------------------------------------
Whitney Holding Corp.                                           100                       3,396
===============================================================================================
                                                                                         58,281
===============================================================================================

BIOTECHNOLOGY--1.29%

Amgen Inc.(b)                                                    90                       4,190
-----------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                                        120                       4,169
-----------------------------------------------------------------------------------------------
Invitrogen Corp.(b)                                              70                       1,947
===============================================================================================
                                                                                         10,306
===============================================================================================

BROADCASTING & CABLE TV--0.46%

Clear Channel Communications, Inc.(b)                           100                       3,705
===============================================================================================

CASINOS & GAMBLING--0.68%

Harrah's Entertainment, Inc.(b)                                 130                       5,460
===============================================================================================

COMPUTER & ELECTRONICS RETAIL--0.27%

GameStop Corp.(b)                                               120                       2,148
===============================================================================================

                                                                                        MARKET
                                                            SHARES                       VALUE
COMPUTER HARDWARE--3.48%

Dell Computer Corp.(b)                                          640                      18,310
-----------------------------------------------------------------------------------------------
International Business Machines Corp.                           120                       9,473
===============================================================================================
                                                                                         27,783
===============================================================================================

COMPUTER STORAGE & PERIPHERALS--0.24%

Network Appliance, Inc.(a)(b)                                   210                       1,884
===============================================================================================

CONSTRUCTION MATERIALS--0.30%

Lafarge North America Inc.                                       80                       2,372
===============================================================================================

CONSUMER FINANCE--1.18%

Capital One Financial Corp.                                      90                       2,742
-----------------------------------------------------------------------------------------------
MBNA Corp.                                                      330                       6,702
===============================================================================================
                                                                                          9,444
===============================================================================================

DATA PROCESSING SERVICES--0.93%

Automatic Data Processing, Inc.                                  80                       3,402
-----------------------------------------------------------------------------------------------
CheckFree Corp.(b)                                              250                       4,070
===============================================================================================
                                                                                          7,472
===============================================================================================

DEPARTMENT STORES--0.73%

Kohl's Corp.(b)                                                  40                       2,338
-----------------------------------------------------------------------------------------------
Saks Inc.(b)                                                    320                       3,472
===============================================================================================
                                                                                          5,810
===============================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.80%

Dun & Bradstreet Corp. (The)(b)                                 140                       5,117
-----------------------------------------------------------------------------------------------
Equifax Inc.                                                    200                       4,712
-----------------------------------------------------------------------------------------------
H&R Block, Inc.                                                  50                       2,219
-----------------------------------------------------------------------------------------------
Pittston Brink's Group                                          110                       2,329
===============================================================================================
                                                                                         14,377
===============================================================================================

DIVERSIFIED FINANCIAL SERVICES--6.51%

American Express Co.                                            200                       7,274
-----------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                    40                       2,442
-----------------------------------------------------------------------------------------------
Citigroup Inc.                                                  420                      15,519
-----------------------------------------------------------------------------------------------
Fannie Mae                                                      235                      15,712
-----------------------------------------------------------------------------------------------
Freddie Mac(a)                                                  180                      11,084
===============================================================================================
                                                                                         52,031
===============================================================================================

DIVERSIFIED METALS & MINING--0.19%

Peabody Energy Corp.                                             60                       1,545
===============================================================================================

DRUG RETAIL--0.83%

CVS Corp.                                                       240                       6,655
===============================================================================================

ELECTRIC UTILITIES--3.72%

Entergy Corp.                                                   300                      13,227
-----------------------------------------------------------------------------------------------
Southern Co. (The)                                              555                      16,483
===============================================================================================
                                                                                         29,710
===============================================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.03%

Jabil Circuit, Inc.(a)(b)                                       150                       2,314
-----------------------------------------------------------------------------------------------
Thermo Electron Corp.(b)                                        320                       5,885
===============================================================================================
                                                                                          8,199
===============================================================================================

                                                                                        MARKET
                                                            SHARES                       VALUE
FOOD DISTRIBUTORS--1.03%

Performance Food Group Co.(b)                                   110                       4,091
-----------------------------------------------------------------------------------------------
Sysco Corp.                                                     130                       4,118
===============================================================================================
                                                                                          8,209
===============================================================================================

FOOD RETAIL--0.45%

Albertson's, Inc.                                               160                       3,570
===============================================================================================

GENERAL MERCHANDISE STORES--2.34%

Costco Wholesale Corp.(b)                                       110                       3,732
-----------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                           280                      14,994
===============================================================================================
                                                                                         18,726
===============================================================================================

HEALTH CARE DISTRIBUTORS & SERVICES--0.90%

Cardinal Health, Inc.                                            30                       2,076
-----------------------------------------------------------------------------------------------
Express Scripts, Inc.(b)                                         50                       2,709
-----------------------------------------------------------------------------------------------
McKesson Corp.                                                   80                       2,385
===============================================================================================
                                                                                          7,170
===============================================================================================

HEALTH CARE EQUIPMENT--0.25%

Fisher Scientific International Inc.(b)                          70                       2,002
===============================================================================================

HEALTH CARE FACILITIES--1.14%

HCA Inc.                                                        130                       5,654
-----------------------------------------------------------------------------------------------
Tenet Healthcare Corp.(b)                                       120                       3,450
===============================================================================================
                                                                                          9,104
===============================================================================================

HOME IMPROVEMENT RETAIL--1.84%

Home Depot, Inc. (The)                                          350                      10,108
-----------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                               110                       4,590
===============================================================================================
                                                                                         14,698
===============================================================================================

HOTELS, RESORTS & CRUISE LINES--0.82%

Carnival Corp.                                                  250                       6,530
===============================================================================================

HOUSEHOLD PRODUCTS--2.89%

Clorox Co.                                                      120                       5,392
-----------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                      200                      17,690
===============================================================================================
                                                                                         23,082
===============================================================================================

INDUSTRIAL CONGLOMERATES--3.03%

General Electric Co.                                            960                      24,240
===============================================================================================

INSURANCE BROKERS--0.63%

Platinum Underwriters Holdings Ltd. (Bermuda)(b)                200                       5,020
===============================================================================================

INTEGRATED OIL & GAS--4.76%

ChevronTexaco Corp.                                              60                       4,058
-----------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                               650                      21,879
-----------------------------------------------------------------------------------------------
Marathon Oil Corp.                                              400                       8,360
-----------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                      130                       3,709
===============================================================================================
                                                                                         38,006
===============================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--3.12%

AT&T Corp.                                                      380                       4,955
-----------------------------------------------------------------------------------------------
BellSouth Corp.                                                 125                       3,269
-----------------------------------------------------------------------------------------------
SBC Communications Inc.                                         430                      11,034
-----------------------------------------------------------------------------------------------
Verizon Communications Inc.                                     150                       5,664
===============================================================================================
                                                                                         24,922
===============================================================================================

                                                                                        MARKET
                                                            SHARES                       VALUE
IT CONSULTING & SERVICES--0.30%

SunGard Data Systems Inc.(b)                                    110                       2,439
===============================================================================================

LEISURE PRODUCTS--0.30%

Mattel, Inc.                                                    130                       2,387
===============================================================================================

LIFE & HEALTH INSURANCE--2.09%

AFLAC Inc.                                                      250                       7,610
-----------------------------------------------------------------------------------------------
John Hancock Financial Services, Inc.                           110                       3,223
-----------------------------------------------------------------------------------------------
MetLife, Inc.                                                   160                       3,821
-----------------------------------------------------------------------------------------------
UnumProvident Corp.                                             100                       2,052
===============================================================================================
                                                                                         16,706
===============================================================================================

MANAGED HEALTH CARE--1.38%

Anthem, Inc.(b)                                                  40                       2,520
-----------------------------------------------------------------------------------------------
Caremark Rx, Inc.(b)                                            120                       2,124
-----------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                          70                       6,367
===============================================================================================
                                                                                         11,011
===============================================================================================

METAL & GLASS CONTAINERS--0.84%

Pactiv Corp.(b)                                                 340                       6,746
===============================================================================================

MOVIES & ENTERTAINMENT--0.37%

Fox Entertainment Group, Inc.-Class A(b)                        120                       2,929
===============================================================================================

MULTI-LINE INSURANCE--1.72%

American International Group, Inc.(a)                           220                      13,761
===============================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.22%

SCANA Corp.                                                      60                       1,751
===============================================================================================

NETWORKING EQUIPMENT--1.31%

Cisco Systems, Inc.(b)                                          940                      10,509
===============================================================================================

OFFICE ELECTRONICS--0.62%

IKON Office Solutions, Inc.                                     700                       4,956
===============================================================================================

OFFICE SERVICES & SUPPLIES--0.76%

Pitney Bowes, Inc.                                              180                       6,039
===============================================================================================

OIL & GAS DRILLING--0.30%

Transocean Inc.                                                 110                       2,418
===============================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.23%

XTO Energy, Inc.                                                410                       9,861
===============================================================================================

PACKAGED FOODS & MEATS--0.88%

ConAgra Foods, Inc.                                             290                       7,033
===============================================================================================

PHARMACEUTICALS--9.33%

Abbott Laboratories                                             120                       5,024
-----------------------------------------------------------------------------------------------
Johnson & Johnson                                               480                      28,200
-----------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(b)                                   120                       1,842
-----------------------------------------------------------------------------------------------
Merck & Co., Inc.                                               170                       9,221
-----------------------------------------------------------------------------------------------
Pfizer Inc.                                                     850                      27,005
-----------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(b)                                 120                       3,299
===============================================================================================
                                                                                         74,591
===============================================================================================

                                                                                        MARKET
                                                            SHARES                       VALUE
PROPERTY & CASUALTY INSURANCE--0.20%

Allstate Corp. (The)                                             40                       1,591
===============================================================================================

RAILROADS--0.74%

Union Pacific Corp.                                             100                       5,905
===============================================================================================

REAL ESTATE INVESTMENT TRUSTS--0.73%

Host Marriott Corp.(b)                                          160                       1,312
-----------------------------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                                     200                       4,522
===============================================================================================
                                                                                          5,834
===============================================================================================

RESTAURANTS--1.77%

Brinker International, Inc.(b)                                  200                       5,678
-----------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                        195                       3,701
-----------------------------------------------------------------------------------------------
McDonald's Corp.                                                 90                       1,630
-----------------------------------------------------------------------------------------------
Yum! Brands, Inc.(b)                                            140                       3,154
===============================================================================================
                                                                                         14,163
===============================================================================================

SEMICONDUCTORS--2.15%

Intel Corp.                                                     700                      12,110
-----------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                 100                       3,184
-----------------------------------------------------------------------------------------------
Texas Instruments Inc.                                          120                       1,903
===============================================================================================
                                                                                         17,197
===============================================================================================

SOFT DRINKS--2.54%

Coca-Cola Co. (The)                                             220                      10,226
-----------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                210                       5,660
-----------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                   100                       4,410
===============================================================================================
                                                                                         20,296
===============================================================================================

SPECIALTY STORES--0.18%

Blockbuster Inc.-Class A                                         60                       1,438
===============================================================================================

SYSTEMS SOFTWARE--5.53%

Computer Associates International, Inc.                         250                       3,715
-----------------------------------------------------------------------------------------------
Microsoft Corp.(b)                                              510                      27,270
-----------------------------------------------------------------------------------------------
Oracle Corp.(b)                                                 750                       7,643
-----------------------------------------------------------------------------------------------
Symantec Corp.(b)                                               140                       5,600
===============================================================================================
                                                                                         44,228
===============================================================================================

TELECOMMUNICATIONS EQUIPMENT--1.63%

Advanced Fibre Communications, Inc.(b)                          420                       6,795
-----------------------------------------------------------------------------------------------
Motorola, Inc.                                                  300                       2,751
-----------------------------------------------------------------------------------------------
QUALCOMM Inc.(b)                                                100                       3,452
===============================================================================================
                                                                                         12,998
===============================================================================================

TOBACCO--0.51%

Philip Morris Cos. Inc.                                         100                       4,075
===============================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.45%

MSC Industrial Direct Co., Inc.-Class A(b)                      280                       3,629
===============================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.88%

AT&T Wireless Services Inc.(b)                                  370                       2,542
-----------------------------------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)(b)                       400                       4,512
===============================================================================================
                                                                                          7,054
===============================================================================================

Total Common Stocks (Cost $875,821)                                                     778,794
===============================================================================================

                                                                                        MARKET
                                                            SHARES                       VALUE
TOTAL INVESTMENTS--97.44%  (Cost $875,821)                                              778,794
===============================================================================================
OTHER ASSETS LESS LIABILITIES--2.56%                                                     20,432
===============================================================================================
NET ASSETS--100.00%                                                                    $799,226
_______________________________________________________________________________________________
===============================================================================================


Notes to Schedule of Investments:

(a) A portion of this security is subject to call options written. See Note 8.
(b) Non-income producing security.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 2002



ASSETS:

Investments, at market value (cost $875,821)                                               $ 778,794
----------------------------------------------------------------------------------------------------
Cash                                                                                          26,063
----------------------------------------------------------------------------------------------------
Receivables for:
     Dividends                                                                                   975
----------------------------------------------------------------------------------------------------
     Amount due from advisor                                                                  10,270
----------------------------------------------------------------------------------------------------
Investment for deferred compensation plan                                                      1,520
----------------------------------------------------------------------------------------------------
Other assets                                                                                     879
====================================================================================================
       Total assets                                                                          818,501
____________________________________________________________________________________________________
====================================================================================================

LIABILITIES:

Payables for:
     Investments purchased                                                                     4,500
----------------------------------------------------------------------------------------------------
     Options written (premiums received $405)                                                    328
----------------------------------------------------------------------------------------------------
     Deferred compensation plan                                                                1,520
----------------------------------------------------------------------------------------------------
Accrued trustees' fees                                                                           824
----------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                                                        5
----------------------------------------------------------------------------------------------------
Accrued operating expenses                                                                    12,098
====================================================================================================
       Total liabilities                                                                      19,275
====================================================================================================
Net assets applicable to shares outstanding                                                $ 799,226
____________________________________________________________________________________________________
====================================================================================================

NET ASSETS:

Class A                                                                                    $ 319,688
____________________________________________________________________________________________________
====================================================================================================
Class B                                                                                    $ 239,769
____________________________________________________________________________________________________
====================================================================================================
Class C                                                                                    $ 239,769
____________________________________________________________________________________________________
====================================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                                                                       40,001
____________________________________________________________________________________________________
====================================================================================================
Class B                                                                                       30,001
____________________________________________________________________________________________________
====================================================================================================
Class C                                                                                       30,001
____________________________________________________________________________________________________
====================================================================================================
Class A :
     Net asset value per share                                                                $ 7.99
----------------------------------------------------------------------------------------------------
     Offering price per share:
       (Net asset value of $7.99 divided by 94.50%)                                           $ 8.46
____________________________________________________________________________________________________
====================================================================================================
Class B :
     Net asset value and offering price per share                                             $ 7.99
____________________________________________________________________________________________________
====================================================================================================
Class C :
     Net asset value and offering price per share                                             $ 7.99
____________________________________________________________________________________________________
====================================================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD DECEMBER 31, 2001 (DATE OPERATIONS COMMENCED) TO OCTOBER 31, 2002


INVESTMENT INCOME:

Dividends                                                                                    $ 9,409
----------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                                     152
----------------------------------------------------------------------------------------------------
Interest                                                                                         181
====================================================================================================
     Total investment income                                                                   9,742
====================================================================================================

EXPENSES:

Advisory fees                                                                                  5,619
----------------------------------------------------------------------------------------------------
Administrative services fees                                                                  41,781
----------------------------------------------------------------------------------------------------
Custodian fees                                                                                 1,524
----------------------------------------------------------------------------------------------------
Distribution fees--Class A                                                                     1,049
----------------------------------------------------------------------------------------------------
Distribution fees--Class B                                                                     2,248
----------------------------------------------------------------------------------------------------
Distribution fees--Class C                                                                     2,248
----------------------------------------------------------------------------------------------------
Transfer agent fees                                                                              324
----------------------------------------------------------------------------------------------------
Trustees' fees                                                                                 7,377
----------------------------------------------------------------------------------------------------
Printing                                                                                      19,321
----------------------------------------------------------------------------------------------------
Professional fees                                                                             20,567
----------------------------------------------------------------------------------------------------
Other                                                                                          3,579
====================================================================================================
       Total expenses                                                                        105,637
====================================================================================================
Less:  Fees waived and expenses reimbursed                                                   (92,015)
----------------------------------------------------------------------------------------------------
       Expenses paid indirectly                                                                 (500)
====================================================================================================
       Net expenses                                                                           13,122
====================================================================================================
Net investment income (loss)                                                                  (3,380)
====================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
     Investment securities                                                                  (101,863)
----------------------------------------------------------------------------------------------------
     Option contracts written                                                                  1,389
====================================================================================================
                                                                                            (100,474)
====================================================================================================
Change in net unrealized appreciation (depreciation) of:
     Investment securities                                                                   (97,027)
----------------------------------------------------------------------------------------------------
     Option contracts written                                                                     77
====================================================================================================
                                                                                             (96,950)
====================================================================================================
Net gain (loss) from investment securities
      and option contracts                                                                  (197,424)
====================================================================================================
Net increase (decrease) in net assets resulting from operations                           $ (200,804)
____________________________________________________________________________________________________
====================================================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the period December 31, 2001 (Date operations commenced) to October 31, 2002


                                                                                          2002
                                                                                       ----------
OPERATIONS:

     Net investment income (loss)                                                      $   (3,380)
-------------------------------------------------------------------------------------------------
     Net realized gain (loss) from investment securities
         and option contracts                                                            (100,474)
-------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) of investment securities
         and option contracts                                                             (96,950)
=================================================================================================
       Net increase (decrease) in net assets resulting from operations                   (200,804)
=================================================================================================
Share transactions-net:
     Class A                                                                              400,010
-------------------------------------------------------------------------------------------------
     Class B                                                                              300,010
-------------------------------------------------------------------------------------------------
     Class C                                                                              300,010
=================================================================================================
       Net increase in net assets                                                         799,226
=================================================================================================
NET ASSETS

     Beginning of period                                                                       --
=================================================================================================
     End of period                                                                     $  799,226
_________________________________________________________________________________________________
=================================================================================================

NET ASSETS CONSIST OF:

     Shares of beneficial interest                                                     $  984,957
-------------------------------------------------------------------------------------------------
     Undistributed net investment income                                                   11,693
-------------------------------------------------------------------------------------------------
     Undistributed net realized gain (loss) from investment securities
         and option contracts                                                            (100,474)
-------------------------------------------------------------------------------------------------
     Unrealized appreciation (depreciation) of investment securities
         and option contracts                                                             (96,950)
=================================================================================================
                                                                                       $  799,226
_________________________________________________________________________________________________
=================================================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

October 31, 2002

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

AIM Core Strategies Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund commenced operations December 31, 2001 and consists of three different classes of shares that are not currently available for sale: Class A shares, Class B shares and Class C shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the Fund's next $1 billion of average daily net assets, plus 0.625% of the Fund's average daily nest assets in excess of $2 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 1.75% which may be terminated or modified at any time. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the period December 31, 2001 (date operations commenced) through October 31, 2002, AIM waived fees of $5,619 and reimbursed fees of $80,851.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period December 31, 2001 (date operations commenced) through October 31, 2002, AIM was paid $41,781 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period December 31, 2001 (date operations commenced) through October 31, 2002, AFS retained $48 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. This waiver may be terminated or modified at any time. Pursuant to the master distribution agreements, for the period December 31, 2001 (date operations commenced) through October 31, 2002, AIM Distributors waived fees of $1,049, $2,248 and $2,248 for Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the period December 31, 2001 (date operations commenced) through October 31, 2002, the Fund paid legal fees of $2,356 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 -- INDIRECT EXPENSES

For the period December 31, 2001 (date operations commenced) through October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $255 and reductions in custodian fees of $245 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $500.

NOTE 4 -- TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5 -- TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the period December 31, 2001 (date operations commenced) through October 31, 2002.

Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                                    $  13,740
Unrealized appreciation (depreciation) - investments               (96,950)
Temporary book/tax differences                                      (2,047)
Capital loss carryforward                                         (100,474)
Shares of beneficial interest                                      984,957
                                                                 ---------
                                                                 $ 799,226
                                                                 =========

Amount includes appreciation on option contracts written of $77.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation.

The Fund's capital loss carryforward expires as follows:

                                     CAPITAL
EXPIRATION                     LOSS CARRYFORWARD
------------------------       -----------------
October 31, 2010                   $100,474
                               =================



NOTE 6 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period December 31, 2001 (date operations commenced) through October 31, 2002 was $1,340,991 and $363,251, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment securities                  $       33,053
------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                      (130,080)
==========================================================================================
Net unrealized appreciation (depreciation) of investment securities         $      (97,027)
__________________________________________________________________________________________
==========================================================================================
Investments have the same cost for tax and financial statement purposes.


NOTE 7 -- RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of stock issuance costs and other items, on October 31, 2002, undistributed net investment income was increased by $15,073 and shares of beneficial interest decreased by $15,073. This reclassification had no effect on the net assets of the Fund.


NOTE 8 -- CALL OPTION CONTRACTS

Transactions in call options written during the period December 31, 2001 (date operations commenced) through October 31, 2002 are summarized as follows:

                                                                   CALL OPTION CONTRACTS
                                                           -------------------------------------
                                                             NUMBER OF                PREMIUMS
                                                             CONTRACTS                RECEIVED
                                                           -------------            ------------
Beginning of year                                                     --            $         --
------------------------------------------------------------------------------------------------
Written                                                               43                   2,228
------------------------------------------------------------------------------------------------
Closed                                                               (20)                 (1,199)
------------------------------------------------------------------------------------------------
Exercised                                                             (2)                    (56)
------------------------------------------------------------------------------------------------
Expired                                                              (11)                   (568)
================================================================================================
End of year                                                           10            $        405
________________________________________________________________________________________________
================================================================================================

Open call options written at October 31, 2002 were as follows:

                                                                          OCTOBER 31,     UNREALIZED
                              CONTRACT   STRIKE  NUMBER OF    PREMIUMS       2002        APPRECIATION
ISSUE                          MONTH     PRICE   CONTRACTS    RECEIVED    MARKET VALUE  (DEPRECIATION)
-----                         --------   ------  ---------    --------    ------------  --------------
American International        Dec-02       $75           1         $78             $30             $48
Group, Inc.
------------------------------------------------------------------------------------------------------
Freddie Mac                   Dec-02        70           1          48              38              10
------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc.           Dec-02        20           1          33              32               1
------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.         Dec-02        70           1          48              43               5
------------------------------------------------------------------------------------------------------
Network Appliance, Inc.       Dec-02      12.5           2         106              45              61
------------------------------------------------------------------------------------------------------
Nextel Communications,        Dec-02        15           4          92             140             (48)
Inc.-Class A
======================================================================================================
                                                        10        $405            $328             $77
______________________________________________________________________________________________________
======================================================================================================

NOTE 9 - SHARE INFORMATION

Changes in shares outstanding during the period December 31, 2001 (date operations commenced) through October 31, 2002 were as follows:

                                           OCTOBER 31,
                                              2002
                                     -----------------------
                                       SHARES       AMOUNT
                                     ----------   ----------
Sold:
  Class A*                               40,001   $  400,010
------------------------------------------------------------
  Class B*                               30,001      300,010
------------------------------------------------------------
  Class C*                               30,001      300,010
============================================================
                                        100,003   $1,000,030
____________________________________________________________
============================================================
* Currently all shares are owned by AIM.

NOTE 10 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding during the period December 31, 2001 (date operations commenced) through October 31, 2002.

                                                                                 CLASS A
                                                                         ------------------------
                                                                         DECEMBER 31, 2001 (DATE
                                                                         OPERATIONS COMMENCED) TO
                                                                                OCTOBER 31,
                                                                                   2002
                                                                         ------------------------
Net asset value, beginning of period                                              $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                                   (0.03)
-------------------------------------------------------------------------------------------------
    Net gains (losses) on securities (both realized and unrealized)                (1.98)
=================================================================================================
       Total from investment operations                                            (2.01)
=================================================================================================
Net asset value, end of period                                                     $7.99
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                                                                   (20.10)%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                            $320
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
    With fee waivers and expense reimbursements                                     1.82%(b)
-------------------------------------------------------------------------------------------------
    Without fee waivers and expense reimbursements                                 13.71%(b)
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income (loss) to average net assets                        (0.45)%(b)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate                                                               42%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with generally accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $358,625.

                                                                                 CLASS B
                                                                         ------------------------
                                                                         DECEMBER 31, 2001 (DATE
                                                                         OPERATIONS COMMENCED) TO
                                                                                OCTOBER 31,
                                                                                   2002
                                                                         ------------------------
Net asset value, beginning of period                                             $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                                  (0.03)
-------------------------------------------------------------------------------------------------
    Net losses on securities (both realized and unrealized)                       (1.98)
=================================================================================================
       Total from investment operations                                           (2.01)
=================================================================================================
Net asset value, end of period                                                    $7.99
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                                                                  (20.10)%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                           $240
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
    With fee waivers and expense reimbursements                                    1.82%(b)
-------------------------------------------------------------------------------------------------
    Without fee waivers and expense reimbursements                                14.36%(b)
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income (loss) to average net assets                       (0.45)%(b)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate                                                             42%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $268,971.

                                                                                 CLASS C
                                                                         ------------------------
                                                                         DECEMBER 31, 2001 (DATE
                                                                         OPERATIONS COMMENCED) TO
                                                                                OCTOBER 31,
                                                                                   2002
                                                                         ------------------------
Net asset value, beginning of period                                              $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                                   (0.03)
-------------------------------------------------------------------------------------------------
    Net losses on securities (both realized and unrealized)                        (1.98)
=================================================================================================
       Total from investment operations                                            (2.01)
=================================================================================================
Net asset value, end of period                                                     $7.99
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                                                                   (20.10)%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                            $240
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
    With fee waivers and expense reimbursements                                     1.82%(b)
-------------------------------------------------------------------------------------------------
    Without fee waivers and expense reimbursements                                 14.36%(b)
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income (loss) to average net assets                        (0.45)%(b)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate                                                               42%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $268,971.

Report of Independent Auditors

To the Shareholders of AIM Dent Demographic Trends Fund and Board of Trustees of AIM Equity Funds



We have audited the accompanying statement of assets and liabilities of AIM Dent Demographic Trends Fund (a portfolio AIM Equity Funds), including the schedule of investments, as of October 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented from commencement of operations through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Dent Demographic Trends Fund as of October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP
Houston, Texas
December 10, 2002

FINANCIALS

Schedule of Investments

October 31, 2002

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.13%

Advertising-1.08%

Lamar Advertising Co.(a)                          160,000    $  5,430,400
=========================================================================

Apparel Retail-2.37%

Abercrombie & Fitch Co.-Class A(a)                200,000       3,564,000
-------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                         103,800       2,432,034
-------------------------------------------------------------------------
Gap, Inc. (The)                                   500,000       5,885,000
=========================================================================
                                                               11,881,034
=========================================================================

Apparel, Accessories & Luxury Goods-0.44%

Coach, Inc.(a)                                     75,000       2,231,250
=========================================================================

Application Software-1.94%

Activision, Inc.(a)                               125,000       2,562,500
-------------------------------------------------------------------------
Electronic Arts Inc.(a)(b)                         27,500       1,790,800
-------------------------------------------------------------------------
Intuit Inc.(a)                                     55,000       2,855,600
-------------------------------------------------------------------------
PeopleSoft, Inc.(a)                               140,000       2,534,000
=========================================================================
                                                                9,742,900
=========================================================================

Automobile Manufacturers-0.86%

Porsche A.G.-Pfd. (Germany)                         9,000       4,316,023
=========================================================================

Banks-2.77%

Bank of America Corp.                              60,000       4,188,000
-------------------------------------------------------------------------
Kookmin Bank (South Korea)                        150,000       4,975,490
-------------------------------------------------------------------------
Synovus Financial Corp.                           230,000       4,712,700
=========================================================================
                                                               13,876,190
=========================================================================

Biotechnology-1.51%

Amgen Inc.(a)                                      70,000       3,259,200
-------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                          42,000       1,543,500
-------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           80,000       2,779,200
=========================================================================
                                                                7,581,900
=========================================================================

Brewers-0.74%

Anheuser-Busch Cos., Inc.                          70,000       3,693,200
=========================================================================

Broadcasting & Cable TV-1.54%

Clear Channel Communications, Inc.(a)             135,000       5,001,750
-------------------------------------------------------------------------
Westwood One, Inc.(a)                              75,000       2,722,500
=========================================================================
                                                                7,724,250
=========================================================================

Computer & Electronics Retail-0.79%

CDW Computer Centers, Inc.(a)                      75,000       3,976,500
=========================================================================

Computer Hardware-3.84%

Dell Computer Corp.(a)                            390,000      11,157,900
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
Computer Hardware-(Continued)

Hewlett-Packard Co.                               165,000    $  2,607,000
-------------------------------------------------------------------------
International Business Machines Corp.              70,000       5,525,800
=========================================================================
                                                               19,290,700
=========================================================================

Consumer Finance-1.11%

MBNA Corp.                                        275,000       5,585,250
=========================================================================

Data Processing Services-0.81%

Fiserv, Inc.(a)                                   130,000       4,061,200
=========================================================================

Department Stores-1.22%

Kohl's Corp.(a)                                    45,000       2,630,250
-------------------------------------------------------------------------
Nordstrom, Inc.                                   175,000       3,486,000
=========================================================================
                                                                6,116,250
=========================================================================

Distillers & Vintners-0.63%

Constellation Brands, Inc.-Class A(a)             125,000       3,166,250
=========================================================================

Diversified Commercial Services-1.94%

Apollo Group, Inc.-Class A(a)                      70,000       2,905,000
-------------------------------------------------------------------------
H&R Block, Inc.                                    85,000       3,772,300
-------------------------------------------------------------------------
Weight Watchers International, Inc.(a)             65,000       3,077,750
=========================================================================
                                                                9,755,050
=========================================================================

Diversified Financial Services-7.17%

American Express Co.                              100,000       3,637,000
-------------------------------------------------------------------------
Citigroup Inc.                                    145,000       5,357,750
-------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    60,000       4,296,000
-------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           225,000       4,668,750
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      75,000       3,995,250
-------------------------------------------------------------------------
Moody's Corp.                                      60,000       2,826,000
-------------------------------------------------------------------------
Morgan Stanley                                    115,000       4,475,800
-------------------------------------------------------------------------
SLM Corp.                                          40,000       4,109,600
-------------------------------------------------------------------------
Stilwell Financial, Inc.                          225,000       2,634,750
=========================================================================
                                                               36,000,900
=========================================================================

Drug Retail-0.39%

CVS Corp.                                          70,000       1,941,100
=========================================================================

Employment Services-0.67%

Robert Half International Inc.(a)                 200,000       3,340,000
=========================================================================

Food Distributors-0.79%

Sysco Corp.                                       125,000       3,960,000
=========================================================================

Food Retail-0.51%

Whole Foods Market, Inc.(a)                        55,000       2,565,970
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

General Merchandise Stores-1.06%

Family Dollar Stores, Inc.                         75,000    $  2,309,250
-------------------------------------------------------------------------
Target Corp.                                      100,000       3,012,000
=========================================================================
                                                                5,321,250
=========================================================================

Health Care Distributors & Services-0.78%

AdvancePCS(a)                                      80,000       2,008,000
-------------------------------------------------------------------------
Express Scripts, Inc.(a)                           35,000       1,896,300
=========================================================================
                                                                3,904,300
=========================================================================

Health Care Equipment-4.03%

Becton, Dickinson & Co.                            75,000       2,213,250
-------------------------------------------------------------------------
Boston Scientific Corp.(a)                         75,000       2,822,250
-------------------------------------------------------------------------
Medtronic, Inc.                                   160,000       7,168,000
-------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          73,000       2,599,530
-------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                    48,000       2,314,560
-------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           75,000       3,091,500
=========================================================================
                                                               20,209,090
=========================================================================

Health Care Facilities-1.60%

HCA Inc.                                          105,000       4,566,450
-------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                         120,000       3,450,000
=========================================================================
                                                                8,016,450
=========================================================================

Health Care Supplies-0.98%

Alcon, Inc. (Switzerland)(a)                      120,000       4,922,400
=========================================================================

Home Improvement Retail-1.30%

Home Depot, Inc. (The)                            225,000       6,498,000
=========================================================================

Homebuilding-0.96%

KB Home                                            50,000       2,360,000
-------------------------------------------------------------------------
Toll Brothers, Inc.(a)                            120,000       2,457,600
=========================================================================
                                                                4,817,600
=========================================================================

Hotels, Resorts & Cruise Lines-1.36%

Royal Caribbean Cruises Ltd.                      200,000       3,672,000
-------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         135,000       3,145,500
=========================================================================
                                                                6,817,500
=========================================================================

Household Appliances-0.70%

Black & Decker Corp. (The)                         75,000       3,507,000
=========================================================================

Household Products-1.88%

Colgate-Palmolive Co.                              35,000       1,924,300
-------------------------------------------------------------------------
Procter & Gamble Co. (The)                         85,000       7,518,250
=========================================================================
                                                                9,442,550
=========================================================================

Integrated Telecommunication Services-0.91%

AT&T Corp.                                        350,000       4,564,000
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

Internet Retail-1.47%

Amazon.com, Inc.(a)                               135,000    $  2,613,600
-------------------------------------------------------------------------
eBay Inc.(a)                                       75,000       4,744,500
=========================================================================
                                                                7,358,100
=========================================================================

Internet Software & Services-0.59%

Yahoo! Inc.(a)                                    200,000       2,984,000
=========================================================================

IT Consulting & Services-0.73%

Affiliated Computer Services, Inc.-Class A(a)      80,000       3,684,000
=========================================================================

Life & Health Insurance-0.70%

AFLAC Inc.                                        115,000       3,500,600
=========================================================================

Managed Health Care-3.08%

Aetna Inc.                                         62,500       2,518,750
-------------------------------------------------------------------------
Anthem, Inc.(a)                                    80,000       5,040,000
-------------------------------------------------------------------------
Caremark Rx, Inc.(a)                              100,000       1,770,000
-------------------------------------------------------------------------
First Health Group Corp.(a)                        95,000       2,468,100
-------------------------------------------------------------------------
UnitedHealth Group Inc.                            40,000       3,638,000
=========================================================================
                                                               15,434,850
=========================================================================

Motorcycle Manufacturers-0.78%

Harley-Davidson, Inc.                              75,000       3,922,500
=========================================================================

Multi-Line Insurance-1.97%

American International Group, Inc.                 95,000       5,942,250
-------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     100,000       3,950,000
=========================================================================
                                                                9,892,250
=========================================================================

Networking Equipment-2.47%

Cisco Systems, Inc.(a)                            850,000       9,503,000
-------------------------------------------------------------------------
Juniper Networks, Inc.(a)                         500,000       2,912,500
=========================================================================
                                                               12,415,500
=========================================================================

Packaged Foods & Meats-0.61%

Sara Lee Corp.                                    135,000       3,082,050
=========================================================================

Pharmaceuticals-12.17%

Barr Laboratories, Inc.(a)                         31,000       1,823,730
-------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       40,000       3,919,600
-------------------------------------------------------------------------
Johnson & Johnson                                 225,000      13,218,750
-------------------------------------------------------------------------
Lilly (Eli) & Co.                                  65,000       3,607,500
-------------------------------------------------------------------------
Pfizer Inc.                                       325,000      10,325,250
-------------------------------------------------------------------------
Pharmacia Corp.                                   330,000      14,190,000
-------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(a)                                     110,000       2,569,600
-------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                      52,000       1,807,000
-------------------------------------------------------------------------
Teva Pharmaceutical industries Ltd.-ADR
  (Israel)                                         57,000       4,413,510
-------------------------------------------------------------------------
Wyeth                                             155,000       5,192,500
=========================================================================
                                                               61,067,440
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

Publishing-0.53%

Tribune Co.                                        55,000    $  2,642,750
=========================================================================

Restaurants-1.33%

Starbucks Corp.(a)                                175,000       4,156,250
-------------------------------------------------------------------------
Wendy's International, Inc.                        80,000       2,534,400
=========================================================================
                                                                6,690,650
=========================================================================

Semiconductor Equipment-5.11%

Applied Materials, Inc.(a)                        850,000      12,775,500
-------------------------------------------------------------------------
Entegris Inc.(a)                                  225,000       1,937,250
-------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                60,000       2,137,800
-------------------------------------------------------------------------
Lam Research Corp.(a)                             700,000       8,813,000
=========================================================================
                                                               25,663,550
=========================================================================

Semiconductors-6.69%

Analog Devices, Inc.(a)                           250,000       6,700,000
-------------------------------------------------------------------------
Intel Corp.                                       225,000       3,892,500
-------------------------------------------------------------------------
Linear Technology Corp.                           150,000       4,146,000
-------------------------------------------------------------------------
Maxim Integrated Products, Inc.                   125,000       3,980,000
-------------------------------------------------------------------------
Microchip Technology Inc.                         250,000       6,100,000
-------------------------------------------------------------------------
Micron Technology, Inc.(a)                        300,000       4,800,000
-------------------------------------------------------------------------
STMicroelectronics N.V.-New York Shares
  (Netherlands)                                   200,000       3,934,000
=========================================================================
                                                               33,552,500
=========================================================================

Specialty Stores-1.63%

Bed Bath & Beyond Inc.(a)                         100,000       3,546,000
-------------------------------------------------------------------------
Blockbuster Inc.-Class A                          100,000       2,397,000
-------------------------------------------------------------------------
Michaels Stores, Inc.(a)                           50,000       2,248,000
=========================================================================
                                                                8,191,000
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

Systems Software-6.36%

Computer Associates International, Inc.           185,000    $  2,749,100
-------------------------------------------------------------------------
Microsoft Corp.(a)                                370,000      19,783,900
-------------------------------------------------------------------------
Oracle Corp.(a)                                   625,000       6,368,750
-------------------------------------------------------------------------
Symantec Corp.(a)                                  75,000       3,000,000
=========================================================================
                                                               31,901,750
=========================================================================

Telecommunications Equipment-0.48%

QUALCOMM Inc.(a)                                   70,000       2,416,400
=========================================================================

Wireless Telecommunication Services-0.75%

AT&T Wireless Services Inc.(a)                    300,000       2,061,000
-------------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)            150,000       1,692,000
=========================================================================
                                                                3,753,000
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $488,560,430)                           482,409,347
=========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.40%

  1.57%, 12/19/02 (Cost $1,995,813)(c)         $2,000,000       1,995,813
=========================================================================

                                                 SHARES
MONEY MARKET FUNDS-2.88%

STIC Liquid Assets Portfolio(d)                 7,236,519       7,236,519
-------------------------------------------------------------------------
STIC Prime Portfolio(d)                         7,236,519       7,236,519
=========================================================================
    Total Money Market Funds (Cost
      $14,473,038)                                             14,473,038
=========================================================================
TOTAL INVESTMENTS-99.41% (Cost $505,029,281)                  498,878,198
=========================================================================
OTHER ASSETS LESS LIABILITIES-0.59%                             2,977,494
=========================================================================
NET ASSETS-100.00%                                           $501,855,692
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $505,029,281)*                                 $498,878,198
-------------------------------------------------------------
Foreign currencies, at value (cost $3,692,571)      3,673,730
-------------------------------------------------------------
Receivables for:
  Investments sold                                 22,537,528
-------------------------------------------------------------
  Fund shares sold                                    237,461
-------------------------------------------------------------
  Dividends                                           184,367
-------------------------------------------------------------
Investment for deferred compensation plan              20,129
-------------------------------------------------------------
Collateral for securities loaned                    6,832,380
-------------------------------------------------------------
Other assets                                           89,980
=============================================================
     Total assets                                 532,453,773
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                            20,785,760
-------------------------------------------------------------
  Fund shares reacquired                            1,861,765
-------------------------------------------------------------
  Options written (premiums received $69,460)          61,187
-------------------------------------------------------------
  Deferred compensation plan                           20,129
-------------------------------------------------------------
  Collateral upon return of securities loaned       6,832,380
-------------------------------------------------------------
Accrued distribution fees                             452,708
-------------------------------------------------------------
Accrued trustees' fees                                  1,176
-------------------------------------------------------------
Accrued transfer agent fees                           408,893
-------------------------------------------------------------
Accrued operating expenses                            174,083
=============================================================
     Total liabilities                             30,598,081
=============================================================
Net assets applicable to shares outstanding      $501,855,692
_____________________________________________________________
=============================================================


NET ASSETS:

Class A                                          $190,252,593
_____________________________________________________________
=============================================================
Class B                                          $223,665,513
_____________________________________________________________
=============================================================
Class C                                          $ 87,937,586
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                            31,711,909
_____________________________________________________________
=============================================================
Class B                                            38,124,758
_____________________________________________________________
=============================================================
Class C                                            14,990,675
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                      $       6.00
-------------------------------------------------------------
  Offering price per share:
     (Net asset value of $6.00 divided by
       94.50%)                                   $       6.35
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per share   $       5.87
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per share   $       5.87
_____________________________________________________________
=============================================================


* At October 31, 2002, securities with an aggregate market value of $6,590,119 were on loan to brokers.
Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $35,121)                                      $   3,393,852
-------------------------------------------------------------
Dividends from affiliated money market funds          560,524
-------------------------------------------------------------
Interest                                               14,055
-------------------------------------------------------------
Security lending income                               255,265
=============================================================
     Total investment income                        4,223,696
=============================================================

EXPENSES:

Advisory fees                                       6,351,166
-------------------------------------------------------------
Administrative services fees                          145,864
-------------------------------------------------------------
Custodian fees                                        137,576
-------------------------------------------------------------
Distribution fees -- Class A                          993,200
-------------------------------------------------------------
Distribution fees -- Class B                        3,310,084
-------------------------------------------------------------
Distribution fees -- Class C                        1,324,161
-------------------------------------------------------------
Transfer agent fees                                 4,364,586
-------------------------------------------------------------
Trustees' fees                                         12,401
-------------------------------------------------------------
Other                                                 428,170
=============================================================
     Total expenses                                17,067,208
=============================================================
Less: Fees waived                                      (5,666)
-------------------------------------------------------------
    Expenses paid indirectly                          (12,587)
=============================================================
    Net expenses                                   17,048,955
=============================================================
Net investment income (loss)                      (12,825,259)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (204,315,367)
-------------------------------------------------------------
  Foreign currencies                                 (126,522)
-------------------------------------------------------------
  Futures contracts                                   760,783
-------------------------------------------------------------
  Option contracts written                            967,974
=============================================================
                                                 (202,713,132)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            63,154,998
-------------------------------------------------------------
  Foreign currencies                                  (18,842)
-------------------------------------------------------------
  Option contracts written                              8,273
=============================================================
                                                   63,144,429
=============================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                               (139,568,703)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(152,393,962)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                   2002              2001
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (12,825,259)   $  (17,536,932)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (202,713,132)     (545,282,682)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                     63,144,429      (352,555,160)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (152,393,962)     (915,374,774)
==============================================================================================
Share transactions-net:
  Class A                                                        (64,886,914)       (4,824,124)
----------------------------------------------------------------------------------------------
  Class B                                                        (75,460,458)       19,065,645
----------------------------------------------------------------------------------------------
  Class C                                                        (35,199,684)        5,699,957
==============================================================================================
    Net increase (decrease) in net assets                       (327,941,018)     (895,433,296)
==============================================================================================

NET ASSETS:

  Beginning of year                                              829,796,710     1,725,230,006
==============================================================================================
  End of year                                                 $  501,855,692    $  829,796,710
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,411,375,359    $1,599,864,940
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (36,813)          (27,556)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                            (903,321,202)     (700,734,593)
----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and option contracts           (6,161,652)      (69,306,081)
==============================================================================================
                                                              $  501,855,692    $  829,796,710
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Dent Demographic Trends Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). H.S. Dent Advisors, Inc. ("H.S. Dent") is the Fund's subadvisor. Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $2 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets exceeding $2 billion. Under the terms of a subadvisory agreement between AIM and H.S. Dent, AIM pays H.S. Dent at the annual rate of 0.13% of the first $1 billion of the Fund's average daily net assets, plus 0.10% of the next $1 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets exceeding $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $5,666.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $145,864 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $2,443,344 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B and Class C shares paid $993,200, $3,310,084 and $1,324,161, respectively.

  AIM Distributors retained commissions of $131,333 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $3,253, $137 and $24,297 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $6,862 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $12,564 and reductions in custodian fees of $23 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $12,587.
NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $6,590,119 were on loan to brokers. The loans were secured by cash collateral of $6,832,380 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2002, the Fund received fees of $255,265 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2002 are summarized as follows:

                                      CALL OPTION CONTRACTS
                                     ------------------------
                                     NUMBER OF     PREMIUMS
                                     CONTRACTS     RECEIVED
-------------------------------------------------------------
Beginning of year                          --     $        --
-------------------------------------------------------------
Written                                25,223       3,895,258
-------------------------------------------------------------
Closed                                (21,423)     (3,028,231)
-------------------------------------------------------------
Exercised                              (2,425)       (574,834)
-------------------------------------------------------------
Expired                                (1,100)       (222,733)
=============================================================
End of year                               275     $    69,460
_____________________________________________________________
=============================================================


  Open call options written at October 31, 2002 were as follows:

                                                                 OCTOBER 31,
                                                                    2002
                      CONTRACT   STRIKE   NUMBER OF   PREMIUMS     MARKET       UNREALIZED
ISSUE                  MONTH     PRICE    CONTRACTS   RECEIVED      VALUE      APPRECIATION
-------------------------------------------------------------------------------------------
Electronic Arts Inc.   Dec-02     $70         275     $69,460      $61,187        $8,273
___________________________________________________________________________________________
===========================================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2002 and 2001.

Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $  (24,040,280)
-------------------------------------------------------------
Temporary book/tax differences                        (36,813)
-------------------------------------------------------------
Capital loss carryforward                        (885,442,574)
-------------------------------------------------------------
Shares of beneficial interest                   1,411,375,359
=============================================================
                                               $  501,855,692
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales. Amount includes appreciation (depreciation) on foreign currencies and option contracts written of $(10,569).

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
October 31, 2007                               $  3,389,675
-----------------------------------------------------------
October 31, 2008                                144,576,334
-----------------------------------------------------------
October 31, 2009                                541,794,870
-----------------------------------------------------------
October 31, 2010                                195,681,695
===========================================================
                                               $885,442,574
___________________________________________________________
===========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $1,344,963,173 and $1,518,730,510, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $ 30,032,233
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (54,061,944)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $(24,029,711)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $522,907,909.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, a net operating loss reclassification and other reclassifications, on October 31, 2002, undistributed net investment income (loss) was increased by $12,816,002, undistributed net realized gain (loss) increased by $126,523 and shares of beneficial interest decreased by $12,942,525. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       5,752,818*   $  44,745,859*    12,849,753    $ 144,467,400
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,503,829       26,984,220     11,680,092      132,373,521
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,824,515       14,029,736      6,058,052       68,141,585
==========================================================================================================================
Reacquired:
  Class A                                                     (15,019,465)    (109,632,773)   (15,179,735)    (149,291,524)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (14,355,627)*   (102,444,678)*  (11,736,735)    (113,307,876)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (6,815,024)     (49,229,420)    (6,377,405)     (62,441,628)
==========================================================================================================================
                                                              (25,108,954)   $(175,547,056)    (2,705,978)   $  19,941,478
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Includes automatic conversion of 217,773 shares of Class B shares in the amount of $1,628,659 to 214,960 shares of Class A shares in the amount of $1,628,659.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              -------------------------------------------------------
                                                                                                       JUNE 7, 1999
                                                                                                     (DATE OPERATIONS
                                                                    YEAR ENDED OCTOBER 31,            COMMENCED) TO
                                                              -----------------------------------      OCTOBER 31,
                                                                2002           2001        2000            1999
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   7.62       $  15.40    $  12.14        $  10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.12)         (0.12)      (0.11)          (0.03)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.50)         (7.66)       3.37            2.17
=====================================================================================================================
    Total from investment operations                             (1.62)         (7.78)       3.26            2.14
=====================================================================================================================
Net asset value, end of period                                $   6.00       $   7.62    $  15.40        $  12.14
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                 (21.26)%       (50.52)%     26.85%          21.40%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $190,253       $312,377    $666,929        $163,872
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets                           1.87%(b)       1.64%       1.50%           1.60%(c)(d)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.31)%(b)     (1.04)%     (0.93)%         (1.00)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                            189%           143%         90%             29%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Includes adjustments in accordance with general accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $283,771,505.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.65% (annualized).
(d)  Annualized.

                                                                                      CLASS B
                                                              -------------------------------------------------------
                                                                                                       JUNE 7, 1999
                                                                                                     (DATE OPERATIONS
                                                                    YEAR ENDED OCTOBER 31,            COMMENCED) TO
                                                              -----------------------------------      OCTOBER 31,
                                                                2002           2001        2000            1999
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   7.50       $  15.26    $  12.11        $  10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.17)         (0.18)      (0.18)          (0.04)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.46)         (7.58)       3.33            2.15
=====================================================================================================================
    Total from investment operations                             (1.63)         (7.76)       3.15            2.11
=====================================================================================================================
Net asset value, end of period                                $   5.87       $   7.50    $  15.26        $  12.11
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                 (21.73)%       (50.85)%     26.01%          21.10%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $223,666       $367,494    $748,480        $177,430
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets                           2.53%(b)       2.32%       2.17%           2.24%(c)(d)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.97)%(b)     (1.72)%     (1.60)%         (1.64)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                            189%           143%         90%             29%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Includes adjustments in accordance with general accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $331,008,412.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.29% (annualized).
(d)  Annualized.

                                                                                     CLASS C
                                                              ------------------------------------------------------
                                                                                                      JUNE 7, 1999
                                                                                                    (DATE OPERATIONS
                                                                    YEAR ENDED OCTOBER 31,           COMMENCED) TO
                                                              ----------------------------------      OCTOBER 31,
                                                               2002           2001        2000            1999
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  7.50       $  15.26    $  12.11        $ 10.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.17)         (0.19)      (0.17)         (0.04)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.46)         (7.57)       3.32           2.15
====================================================================================================================
    Total from investment operations                            (1.63)         (7.76)       3.15           2.11
====================================================================================================================
Net asset value, end of period                                $  5.87       $   7.50    $  15.26        $ 12.11
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                (21.73)%       (50.85)%     26.01%         21.10%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $87,938       $149,925    $309,821        $51,605
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets                          2.53%(b)       2.32%       2.17%          2.24%(c)(d)
====================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.97)%(b)     (1.72)%     (1.60)%        (1.64)%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                           189%           143%         90%            29%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with general accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $132,416,045.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.29% (annualized).
(d)  Annualized.

Report of Independent Auditors

To the Shareholders of AIM Emerging Growth Fund and Board of Trustees of AIM Equity Funds



We have audited the accompanying statement of assets and liabilities of AIM Emerging Growth Fund (a portfolio AIM Equity Funds), including the schedule of investments, as of October 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented from commencement of operations through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Emerging Growth Fund as of October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP
Houston, Texas
December 10, 2002

FINANCIALS

Schedule of Investments

October 31, 2002

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-87.48%

Advertising-3.31%

Lamar Advertising Co.(a)                           60,000   $  2,036,400
------------------------------------------------------------------------
Omnicom Group Inc.                                 25,000      1,440,750
========================================================================
                                                               3,477,150
========================================================================

Aerospace & Defense-0.58%

Integrated Defense Technologies, Inc.(a)           30,000        420,900
------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)                3,900        183,300
========================================================================
                                                                 604,200
========================================================================

Air Freight & Logistics-0.67%

Pacer International, Inc.(a)                       60,000        708,000
========================================================================

Airlines-0.51%

SkyWest, Inc.                                      35,000        530,985
========================================================================

Apparel Retail-3.71%

Abercrombie & Fitch Co.-Class A(a)                 75,000      1,336,500
------------------------------------------------------------------------
Gap, Inc. (The)                                   135,000      1,588,950
------------------------------------------------------------------------
Talbots, Inc. (The)                                35,000        970,200
========================================================================
                                                               3,895,650
========================================================================

Apparel, Accessories & Luxury Goods-0.73%

Polo Ralph Lauren Corp.(a)                         40,000        761,600
========================================================================

Application Software-3.65%

Activision, Inc.(a)                                50,000      1,025,000
------------------------------------------------------------------------
Mercury Interactive Corp.(a)                       20,000        527,400
------------------------------------------------------------------------
National Instruments Corp.(a)                      23,500        674,215
------------------------------------------------------------------------
PeopleSoft, Inc.(a)                                60,000      1,086,000
------------------------------------------------------------------------
Siebel Systems, Inc.(a)                            70,000        526,400
========================================================================
                                                               3,839,015
========================================================================

Banks-1.15%

Southwest Bancorp. of Texas, Inc.(a)               25,000        706,250
------------------------------------------------------------------------
UCBH Holdings, Inc.                                12,000        502,680
========================================================================
                                                               1,208,930
========================================================================

Broadcasting & Cable TV-2.26%

Hispanic Broadcasting Corp.(a)                     50,000      1,075,000
------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)           50,000      1,295,500
========================================================================
                                                               2,370,500
========================================================================

Building Products-0.51%

Masco Corp.                                        26,000        534,560
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

Catalog Retail-0.73%

Insight Enterprises, Inc.(a)                      100,000   $    764,000
========================================================================

Computer & Electronics Retail-2.26%

Best Buy Co., Inc.(a)                              45,000        927,450
------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                      13,000        689,260
------------------------------------------------------------------------
Electronics Boutique Holdings Corp.(a)             30,000        756,030
========================================================================
                                                               2,372,740
========================================================================

Construction & Engineering-0.43%

Jacobs Engineering Group Inc.(a)                   15,000        454,350
========================================================================

Consumer Finance-1.45%

MBNA Corp.                                         75,000      1,523,250
========================================================================

Data Processing Services-6.96%

Automatic Data Processing, Inc.                    10,000        425,300
------------------------------------------------------------------------
BISYS Group, Inc. (The)(a)                        100,000      1,790,000
------------------------------------------------------------------------
Certegy Inc.(a)                                    40,000        840,000
------------------------------------------------------------------------
DST Systems, Inc.(a)                               40,000      1,230,000
------------------------------------------------------------------------
First Data Corp.                                   25,000        873,500
------------------------------------------------------------------------
Iron Mountain Inc.(a)                              45,000      1,269,450
------------------------------------------------------------------------
NDCHealth Corp.                                    50,000        882,500
========================================================================
                                                               7,310,750
========================================================================

Diversified Commercial Services-1.37%

Coinstar, Inc.(a)                                  15,000        449,850
------------------------------------------------------------------------
Education Management Corp.(a)                      10,000        367,000
------------------------------------------------------------------------
FTI Consulting, Inc.(a)                            15,000        624,000
========================================================================
                                                               1,440,850
========================================================================

Electronic Equipment & Instruments-1.65%

Photon Dynamics, Inc.(a)                           40,000        857,200
------------------------------------------------------------------------
Waters Corp.(a)                                    35,000        881,300
========================================================================
                                                               1,738,500
========================================================================

Employment Services-1.59%

Robert Half International Inc.(a)                 100,000      1,670,000
========================================================================

General Merchandise Stores-1.25%

Dollar Tree Stores, Inc.(a)                        50,000      1,314,500
========================================================================

Health Care Distributors & Services-4.92%

AdvancePCS(a)                                      75,000      1,882,500
------------------------------------------------------------------------
AMN Healthcare Services, Inc.(a)                   60,000        867,600
------------------------------------------------------------------------
Express Scripts, Inc.(a)                            5,000        270,900
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            15,000        361,500
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
Health Care Distributors & Services-(Continued)

McKesson Corp.                                     60,000   $  1,788,600
========================================================================
                                                               5,171,100
========================================================================

Health Care Equipment-1.42%

Fisher Scientific International Inc.(a)            15,000        429,000
------------------------------------------------------------------------
Kyphon Inc.(a)                                     60,000        567,600
------------------------------------------------------------------------
Med-Design Corp. (The)(a)                         100,000        500,000
========================================================================
                                                               1,496,600
========================================================================

Health Care Facilities-1.31%

HCA Inc.                                           10,000        434,900
------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                       15,000        470,250
------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                          16,500        474,375
========================================================================
                                                               1,379,525
========================================================================

Health Care Supplies-0.59%

Alcon, Inc. (Switzerland)(a)                       15,000        615,300
========================================================================

Homebuilding-0.41%

Centex Corp.                                        9,500        432,060
========================================================================

Hotels, Resorts & Cruise Lines-1.75%

Intrawest Corp. (Canada)                           75,000      1,020,000
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.          35,000        815,500
========================================================================
                                                               1,835,500
========================================================================

Housewares & Specialties-0.98%

Yankee Candle Co., Inc. (The)(a)                   60,000      1,029,000
========================================================================

Industrial Machinery-0.40%

SPX Corp.(a)                                       10,000        420,100
========================================================================

Integrated Telecommunication Services-0.55%

Intrado Inc.(a)                                    60,000        580,200
========================================================================

Internet Software & Services-0.84%

Fidelity National Information Solutions,
  Inc.(a)                                          25,000        478,500
------------------------------------------------------------------------
SmartForce PLC-ADR (Ireland)(a)                   100,000        401,000
========================================================================
                                                                 879,500
========================================================================

IT Consulting & Services-3.28%

Forrester Research, Inc.(a)                        40,000        552,000
------------------------------------------------------------------------
ProQuest Co.(a)                                    30,000        581,100
------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                       90,000      1,995,300
------------------------------------------------------------------------
Titan Corp. (The)(a)                               25,000        322,250
========================================================================
                                                               3,450,650
========================================================================

Leisure Products-0.63%

Nautilus Group, Inc. (The)(a)                      20,000        274,800
------------------------------------------------------------------------
Racing Champions Ertl Corp.(a)                     30,000        390,000
========================================================================
                                                                 664,800
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

Movies & Entertainment-0.67%

AMC Entertainment Inc.(a)                         100,000   $    705,000
========================================================================

Multi-Utilities & Unregulated Power-0.85%

El Paso Corp.                                      60,000        465,000
------------------------------------------------------------------------
Mirant Corp.(a)                                   200,000        428,000
========================================================================
                                                                 893,000
========================================================================

Networking Equipment-0.44%

Brocade Communications Systems, Inc.(a)            67,500        463,725
========================================================================

Office Services & Supplies-0.41%

Daisytek International Corp.(a)                    50,000        425,500
========================================================================

Oil & Gas Drilling-4.45%

Nabors Industries, Ltd. (Bermuda)(a)               55,000      1,923,350
------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                      35,000      1,012,200
------------------------------------------------------------------------
Pride International, Inc.(a)                      125,000      1,735,000
========================================================================
                                                               4,670,550
========================================================================

Oil & Gas Equipment & Services-2.28%

Hanover Compressor Co.(a)                          50,000        524,500
------------------------------------------------------------------------
Smith International, Inc.(a)                       60,000      1,875,600
========================================================================
                                                               2,400,100
========================================================================

Oil & Gas Exploration & Production-2.68%

Quicksilver Resources Inc.(a)                      25,000        550,000
------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                       75,000      1,443,750
------------------------------------------------------------------------
Ultra Petroleum Corp.(a)                          100,000        823,000
========================================================================
                                                               2,816,750
========================================================================

Oil & Gas Refining, Marketing &
  Transportation-0.38%

Premcor Inc.(a)                                    20,000        401,000
========================================================================

Personal Products-1.39%

Estee Lauder Cos. Inc. (The)-Class A               50,000      1,456,000
========================================================================

Pharmaceuticals-2.11%

King Pharmaceuticals, Inc.(a)                      25,000        383,750
------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)            40,000      1,836,000
========================================================================
                                                               2,219,750
========================================================================

Property & Casualty Insurance-1.02%

ACE Ltd. (Cayman Islands)                          35,000      1,076,250
========================================================================

Publishing-0.63%

Scholastic Corp.(a)                                15,000        662,250
========================================================================

Restaurants-3.56%

AFC Enterprises, Inc.(a)                           40,000        730,800
------------------------------------------------------------------------
CEC Entertainment Inc.(a)                          35,000        973,000
------------------------------------------------------------------------
Darden Restaurants, Inc.                           50,000        949,000
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
Restaurants-(Continued)

Outback Steakhouse, Inc.                           32,000   $  1,089,600
========================================================================
                                                               3,742,400
========================================================================

Semiconductor Equipment-2.83%

Cabot Microelectronics Corp.(a)                    35,000      1,588,650
------------------------------------------------------------------------
Mykrolis Corp.(a)                                  50,000        280,500
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                          35,000      1,106,000
========================================================================
                                                               2,975,150
========================================================================

Semiconductors-2.65%

Broadcom Corp.-Class A(a)                          70,000        838,600
------------------------------------------------------------------------
ChipPAC, Inc.-Class A(a)                          150,000        397,650
------------------------------------------------------------------------
Micron Technology, Inc.(a)                         75,000      1,200,000
------------------------------------------------------------------------
Semtech Corp.(a)                                   25,000        353,250
========================================================================
                                                               2,789,500
========================================================================

Specialty Stores-3.66%

Foot Locker, Inc.(a)                               75,000        735,000
------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                             17,500        776,125
------------------------------------------------------------------------
Tiffany & Co.                                      30,000        785,400
------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                           65,000      1,547,000
========================================================================
                                                               3,843,525
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

Systems Software-0.73%

VERITAS Software Corp.(a)                          50,000   $    762,500
========================================================================

Telecommunications Equipment-4.41%

Arris Group Inc.(a)                               250,000        435,000
------------------------------------------------------------------------
Harmonic Inc.(a)                                  200,000        358,000
------------------------------------------------------------------------
UTStarcom, Inc.(a)                                225,000      3,843,000
========================================================================
                                                               4,636,000
========================================================================

Trading Companies & Distributors-0.48%

Fastenal Co.                                       15,000        509,250
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $105,392,708)                           91,922,065
========================================================================

MONEY MARKET FUNDS-13.05%

STIC Liquid Assets Portfolio(b)                 6,856,431      6,856,431
------------------------------------------------------------------------
STIC Prime Portfolio(b)                         6,856,431      6,856,431
========================================================================
    Total Money Market Funds (Cost
      $13,712,862)                                            13,712,862
========================================================================
TOTAL INVESTMENTS-100.53% (Cost $119,105,570)                105,634,927
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.53%)                           (559,283)
========================================================================
NET ASSETS-100.00%                                          $105,075,644
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $119,105,570)*                                 $105,634,927
-------------------------------------------------------------
Receivables for:
  Investments sold                                  6,038,726
-------------------------------------------------------------
  Fund shares sold                                     56,514
-------------------------------------------------------------
  Dividends                                            12,951
-------------------------------------------------------------
Investment for deferred compensation plan              10,304
-------------------------------------------------------------
Collateral for securities loaned                   10,358,147
-------------------------------------------------------------
Other assets                                           13,571
=============================================================
    Total assets                                  122,125,140
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             6,159,639
-------------------------------------------------------------
  Fund shares reacquired                              312,648
-------------------------------------------------------------
  Deferred compensation plan                           10,304
-------------------------------------------------------------
  Collateral upon return of securities loaned      10,358,147
-------------------------------------------------------------
Accrued distribution fees                              95,392
-------------------------------------------------------------
Accrued trustees' fees                                    614
-------------------------------------------------------------
Accrued transfer agent fees                            66,459
-------------------------------------------------------------
Accrued operating expenses                             46,293
=============================================================
    Total liabilities                              17,049,496
=============================================================
Net assets applicable to shares outstanding      $105,075,644
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                          $ 51,821,974
_____________________________________________________________
=============================================================
Class B                                          $ 36,059,524
_____________________________________________________________
=============================================================
Class C                                          $ 17,194,146
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                            12,589,176
_____________________________________________________________
=============================================================
Class B                                             8,903,269
_____________________________________________________________
=============================================================
Class C                                             4,248,581
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                      $       4.12
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $4.12 divided by
      94.50%)                                    $       4.36
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                        $       4.05
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                        $       4.05
_____________________________________________________________
=============================================================

* At October 31, 2002, securities with an aggregate market value of $9,896,883 were on loan to brokers.
Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,983)                                        $    276,688
-------------------------------------------------------------
Dividends from affiliated money market funds          169,106
-------------------------------------------------------------
Security lending income                               108,544
=============================================================
    Total investment income                           554,338
=============================================================

EXPENSES:

Advisory fees                                       1,352,147
-------------------------------------------------------------
Administrative services fees                           50,000
-------------------------------------------------------------
Custodian fees                                         51,326
-------------------------------------------------------------
Distribution fees -- Class A                          274,207
-------------------------------------------------------------
Distribution fees -- Class B                          553,611
-------------------------------------------------------------
Distribution fees -- Class C                          253,702
-------------------------------------------------------------
Transfer agent fees                                   826,456
-------------------------------------------------------------
Trustees' fees                                          9,001
-------------------------------------------------------------
Other                                                 166,420
=============================================================
    Total expenses                                  3,536,870
=============================================================
Less: Fees waived                                      (1,704)
-------------------------------------------------------------
    Expenses paid indirectly                           (3,457)
=============================================================
    Net expenses                                    3,531,709
=============================================================
Net investment income (loss)                       (2,977,371)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (43,958,840)
-------------------------------------------------------------
  Foreign currencies                                    6,853
-------------------------------------------------------------
  Option contracts written                            463,689
=============================================================
                                                  (43,488,298)
=============================================================
Change in net unrealized appreciation of
  investment securities                             7,080,269
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts         (36,408,029)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                      $(39,385,400)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                  2002             2001
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (2,977,371)   $  (3,685,565)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (43,488,298)    (129,204,045)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         7,080,269      (11,516,298)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (39,385,400)    (144,405,908)
============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                --       (6,485,823)
--------------------------------------------------------------------------------------------
  Class B                                                                --       (4,157,366)
--------------------------------------------------------------------------------------------
  Class C                                                                --       (1,871,035)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (10,076,931)      14,714,393
--------------------------------------------------------------------------------------------
  Class B                                                        (8,139,807)      15,848,783
--------------------------------------------------------------------------------------------
  Class C                                                        (2,937,370)       8,770,527
============================================================================================
    Net increase (decrease) in net assets                       (60,539,508)    (117,586,429)
============================================================================================

NET ASSETS:

  Beginning of year                                             165,615,152      283,201,581
============================================================================================
  End of year                                                 $ 105,075,644    $ 165,615,152
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 294,868,387    $ 318,987,409
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (14,890)          (9,286)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (176,307,210)    (132,812,059)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (13,470,643)     (20,550,912)
============================================================================================
                                                              $ 105,075,644    $ 165,615,152
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Emerging Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets plus 0.80% of the Fund's average daily net assets over $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $1,704.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $499,378 for such services.

  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B and Class C shares paid $274,207, $553,611 and $253,702, respectively.

  AIM Distributors retained commissions of $42,050 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $3,447, $204 and $4,490 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $4,320 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,671 and reductions in custodian fees of $786 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,457.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $9,896,883 were on loan to brokers. The loans were secured by cash collateral of $10,358,147 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2002, the Fund received fees of $108,544 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2002 are summarized as follows:

                                      CALL OPTION CONTRACTS
                                     -----------------------
                                     NUMBER OF     PREMIUMS
                                     CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of year                          --     $       --
------------------------------------------------------------
Written                                14,180      1,198,094
------------------------------------------------------------
Closed                                (10,000)      (873,109)
------------------------------------------------------------
Exercised                              (1,595)      (126,208)
------------------------------------------------------------
Expired                                (2,585)      (198,777)
============================================================
End of year                                --     $       --
____________________________________________________________
============================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                         2002        2001
-------------------------------------------------------------
Distributions paid from ordinary Income  $ --     $12,514,224
_____________________________________________________________
=============================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation)-investments                    $ (16,033,675)
-------------------------------------------------------------
Temporary book/tax differences                        (14,890)
-------------------------------------------------------------
Capital loss carryforward                        (173,744,178)
-------------------------------------------------------------
Shares of beneficial interest                     294,868,387
=============================================================
                                                $ 105,075,644
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                   CAPITAL LOSS
EXPIRATION         CARRYFORWARD
-------------------------------
October 31, 2009   $128,445,323
-------------------------------
October 31, 2010     45,298,855
===============================
                   $173,744,178
_______________________________
===============================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $604,899,388 and $636,322,122, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $  5,215,259
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (21,248,934)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $(16,033,675)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $121,668,602.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, a net operating loss reclassification and other items, on October 31, 2002, undistributed net investment income (loss) was increased by $2,971,767, undistributed net realized gain (loss) decreased by $6,853 and shares of beneficial interest decreased by $2,964,914. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                         2002                           2001
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       8,175,285*   $ 45,450,141*    10,878,561    $ 81,971,539
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,711,610       9,848,093      4,634,109      35,853,848
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,313,206       7,417,468      2,272,711      17,218,224
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --              --        735,802       6,291,110
------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --              --        472,976       4,025,501
------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --              --        208,202       1,771,798
========================================================================================================================
Reacquired:
  Class A                                                     (10,450,880)    (55,527,072)   (10,760,676)    (73,548,256)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,545,284)*   (17,987,900)*   (3,422,165)    (24,030,566)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,969,513)    (10,354,838)    (1,530,116)    (10,219,495)
========================================================================================================================
                                                               (4,765,576)   $(21,154,108)     3,489,404    $ 39,333,703
________________________________________________________________________________________________________________________
========================================================================================================================

* Includes automatic conversion of 72,057 shares of Class B shares in the amount of $388,408 to 70,830 shares of Class A shares in the amount of $388,408.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                     CLASS A
                                                                --------------------------------------------------
                                                                                                   MARCH 31, 2000
                                                                        YEAR ENDED                (DATE OPERATIONS
                                                                       OCTOBER 31,                 COMMENCED) TO
                                                                --------------------------          OCTOBER 31,
                                                                 2002               2001                2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  5.46            $ 10.50            $  10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.08)(a)          (0.10)              (0.04)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.26)             (4.51)               0.54
==================================================================================================================
    Total from investment operations                              (1.34)             (4.61)               0.50
==================================================================================================================
Less distributions from net realized gains                           --              (0.43)                 --
==================================================================================================================
Net asset value, end of period                                  $  4.12            $  5.46            $  10.50
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                  (24.54)%           (45.37)%              5.00%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $51,822            $81,114            $147,101
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets                            1.89%(c)           1.71%(d)            1.68%(e)
==================================================================================================================
Ratio of net investment income (loss) to average net assets       (1.54)%(c)         (1.32)%             (1.04)%(e)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                             407%               242%                111%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with general accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $78,344,799.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 1.83%.
(e)  Annualized.


                                                                                     CLASS B
                                                                --------------------------------------------------
                                                                                                  MARCH 31, 2000
                                                                        YEAR ENDED                (DATE OPERATIONS
                                                                       OCTOBER 31,                COMMENCED) TO
                                                                --------------------------        OCTOBER 31,
                                                                 2002               2001             2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  5.40            $ 10.47            $ 10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.12)(a)          (0.14)             (0.07)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.23)             (4.50)              0.54
==================================================================================================================
    Total from investment operations                              (1.35)             (4.64)              0.47
==================================================================================================================
Less distributions from net realized gains                           --              (0.43)                --
==================================================================================================================
Net asset value, end of period                                  $  4.05            $  5.40            $ 10.47
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                  (25.00)%           (45.81)%             4.70%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $36,060            $58,019            $94,740
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets                            2.55%(c)           2.36%(d)           2.37%(e)
==================================================================================================================
Ratio of net investment income (loss) to average net assets       (2.19)%(c)         (1.98)%            (1.73)%(e)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                             407%               242%               111%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with general accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $55,361,074.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.48%.
(e)  Annualized.


                                                                                     CLASS C
                                                                --------------------------------------------------
                                                                                                  MARCH 31, 2000
                                                                        YEAR ENDED                (DATE OPERATIONS
                                                                       OCTOBER 31,                COMMENCED) TO
                                                                --------------------------        OCTOBER 31,
                                                                 2002               2001             2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  5.40            $ 10.46            $ 10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.12)(a)          (0.14)             (0.07)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.23)             (4.49)              0.53
==================================================================================================================
    Total from investment operations                              (1.35)             (4.63)              0.46
==================================================================================================================
Less distributions from net realized gains                           --              (0.43)                --
==================================================================================================================
Net asset value, end of period                                  $  4.05            $  5.40            $ 10.46
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                  (25.00)%           (45.76)%             4.60%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $17,194            $26,483            $41,361
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets                            2.55%(c)           2.36%(d)           2.37%(e)
==================================================================================================================
Ratio of net investment income (loss) to average net assets       (2.19)%(c)         (1.98)%            (1.73)%(e)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                             407%               242%               111%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with general accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $25,370,253.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.48%.
(e)  Annualized.

Report of Independent Auditors

To the Shareholders of AIM Large Cap Basic Value Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Large Cap Basic Value Fund (a portfolio AIM Equity Funds), including the schedule of investments, as of October 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented from commencement of operations through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Large Cap Basic Value Fund as of October 31, 2002, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP
Houston, Texas
December 10, 2002

FINANCIALS

Schedule of Investments

October 31, 2002


                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS-90.70%

Advertising-4.24%

Interpublic Group of Cos., Inc. (The)           241,500     $  2,890,755
------------------------------------------------------------------------
Omnicom Group Inc.                               82,300        4,742,949
========================================================================
                                                               7,633,704
========================================================================

Aerospace & Defense-1.74%

Honeywell International Inc.                    130,600        3,126,564
========================================================================

Apparel Retail-2.33%

Gap, Inc. (The)                                 357,100        4,203,067
========================================================================

Banks-5.96%

Bank of America Corp.                            56,900        3,971,620
------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                113,000        2,938,000
------------------------------------------------------------------------
Bank One Corp.                                   99,000        3,818,430
========================================================================
                                                              10,728,050
========================================================================

Building Products-2.37%

Masco Corp.                                     207,800        4,272,368
========================================================================

Construction, Farm Machinery & Heavy
  Trucks-1.58%

Deere & Co.                                      61,200        2,839,068
========================================================================

Consumer Electronics-1.20%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)            122,270        2,164,179
========================================================================

Data Processing Services-4.05%

Ceridian Corp.(a)                               212,300        2,925,494
------------------------------------------------------------------------
First Data Corp.                                125,200        4,374,488
========================================================================
                                                               7,299,982
========================================================================

Diversified Commercial Services-3.26%

Cendant Corp.(a)                                196,000        2,254,000
------------------------------------------------------------------------
H&R Block, Inc.                                  81,700        3,625,846
========================================================================
                                                               5,879,846
========================================================================

Diversified Financial Services-12.99%

Citigroup Inc.                                  175,293        6,477,076
------------------------------------------------------------------------
Freddie Mac                                      87,900        5,412,882
------------------------------------------------------------------------
J.P. Morgan Chase & Co.                         190,000        3,942,500
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        98,000        3,719,100
------------------------------------------------------------------------
Morgan Stanley                                   99,000        3,853,080
========================================================================
                                                              23,404,638
========================================================================

Electric Utilities-0.70%

PG&E Corp.(a)                                   116,500        1,264,025
========================================================================

                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

Environmental Services-3.06%

Waste Management, Inc.                          239,750     $  5,519,045
========================================================================

Food Retail-3.93%

Kroger Co. (The)(a)                             273,100        4,052,804
------------------------------------------------------------------------
Safeway Inc.(a)                                 131,000        3,026,100
========================================================================
                                                               7,078,904
========================================================================

General Merchandise Stores-1.87%

Target Corp.                                    112,100        3,376,452
========================================================================

Health Care Distributors & Services-1.29%

McKesson Corp.                                   78,000        2,325,180
========================================================================

Industrial Conglomerates-5.38%

General Electric Co.                            125,000        3,156,250
------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               452,400        6,541,704
========================================================================
                                                               9,697,954
========================================================================

Industrial Machinery-2.03%

Illinois Tool Works Inc.                         59,600        3,659,440
========================================================================

Insurance Brokers-1.17%

Marsh & McLennan Cos., Inc.                      45,100        2,106,621
========================================================================

Integrated Telecommunication Services-1.90%

AT&T Corp.                                      261,700        3,412,568
========================================================================

Life & Health Insurance-1.52%

Prudential Financial, Inc.(a)                    94,000        2,744,800
========================================================================

Managed Health Care-1.71%

UnitedHealth Group Inc.                          33,900        3,083,205
========================================================================

Movies & Entertainment-2.57%

Walt Disney Co. (The)                           276,800        4,622,560
========================================================================

Multi-Utilities & Unregulated Power-1.79%

Duke Energy Corp.                               157,000        3,216,930
========================================================================

Oil & Gas Drilling-4.83%

ENSCO International Inc.                        159,000        4,299,360
------------------------------------------------------------------------
Transocean Inc.                                 200,277        4,402,089
========================================================================
                                                               8,701,449
========================================================================

Oil & Gas Equipment & Services-2.77%

Schlumberger Ltd. (Netherlands)                 124,200        4,981,662
========================================================================


                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

Pharmaceuticals-3.13%

Pharmacia Corp.                                  54,857     $  2,358,851
------------------------------------------------------------------------
Wyeth                                            98,000        3,283,000
========================================================================
                                                               5,641,851
========================================================================

Photographic Products-1.65%

Eastman Kodak Co.                                90,100        2,968,795
========================================================================

Property & Casualty Insurance-3.11%

ACE Ltd. (Cayman Islands)                       140,300        4,314,225
------------------------------------------------------------------------
MGIC Investment Corp.                            30,600        1,283,976
========================================================================
                                                               5,598,201
========================================================================

Semiconductor Equipment-2.95%

Applied Materials, Inc.(a)                      354,000        5,320,620
========================================================================

                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

Systems Software-2.41%

Computer Associates International, Inc.          291,500    $  4,331,690
========================================================================

Telecommunications Equipment-1.21%

Motorola, Inc.                                   238,500       2,187,045
========================================================================
    Total Common Stocks (Cost $201,602,876)                  163,390,463
========================================================================

MONEY MARKET FUNDS-3.43%

STIC Liquid Assets Portfolio(b)                3,093,942       3,093,942
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        3,093,942       3,093,942
========================================================================
    Total Money Market Funds (Cost
      $6,187,884)                                              6,187,884
========================================================================
TOTAL INVESTMENTS-94.13% (Cost $207,790,760)                 169,578,347
========================================================================
OTHER ASSETS LESS LIABILITIES-5.87%                           10,567,874
========================================================================
NET ASSETS-100.00%                                          $180,146,221
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $207,790,760)                                  $169,578,347
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                 11,059,450
-------------------------------------------------------------
  Dividends                                           241,465
-------------------------------------------------------------
Investment for deferred compensation plan              13,459
-------------------------------------------------------------
Other assets                                           31,100
=============================================================
    Total assets                                  180,923,821
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                              511,579
-------------------------------------------------------------
  Deferred compensation plan                           13,459
-------------------------------------------------------------
Accrued distribution fees                             169,586
-------------------------------------------------------------
Accrued trustees' fees                                    958
-------------------------------------------------------------
Accrued transfer agent fees                            52,482
-------------------------------------------------------------
Accrued operating expenses                             29,536
=============================================================
    Total liabilities                                 777,600
=============================================================
Net assets applicable to shares outstanding      $180,146,221
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                          $ 94,386,519
_____________________________________________________________
=============================================================
Class B                                          $ 63,976,578
_____________________________________________________________
=============================================================
Class C                                          $ 21,775,194
_____________________________________________________________
=============================================================
Class R                                          $      7,930
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                            10,256,870
_____________________________________________________________
=============================================================
Class B                                             7,055,270
_____________________________________________________________
=============================================================
Class C                                             2,401,565
_____________________________________________________________
=============================================================
Class R                                                   862
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                      $       9.20
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.20 divided by
      94.50%)                                    $       9.74
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per share   $       9.07
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per share   $       9.07
_____________________________________________________________
=============================================================
Class R:
  Net asset value and offering price per share   $       9.20
_____________________________________________________________
=============================================================

Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $5,993)                                        $  2,746,176
-------------------------------------------------------------
Dividends from affiliated money market funds          103,765
-------------------------------------------------------------
Interest                                               38,013
-------------------------------------------------------------
Security lending income                                 3,342
=============================================================
    Total investment income                         2,891,296
=============================================================

EXPENSES:

Advisory fees                                       1,168,281
-------------------------------------------------------------
Administrative services fees                           50,000
-------------------------------------------------------------
Custodian fees                                         41,450
-------------------------------------------------------------
Distribution fees -- Class A                          349,059
-------------------------------------------------------------
Distribution fees -- Class B                          697,535
-------------------------------------------------------------
Distribution fees -- Class C                          252,255
-------------------------------------------------------------
Distribution fees -- Class R                               17
-------------------------------------------------------------
Transfer agent fees                                   539,629
-------------------------------------------------------------
Trustees' fees                                          9,513
-------------------------------------------------------------
Other                                                 188,007
=============================================================
    Total expenses                                  3,295,746
=============================================================
Less: Fees waived                                        (793)
-------------------------------------------------------------
    Expenses paid indirectly                           (2,928)
=============================================================
    Net expenses                                    3,292,025
=============================================================
Net investment income (loss)                         (400,729)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                      (13,193,071)
-------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities         (26,617,408)
=============================================================
Net gain (loss) from investment securities        (39,810,479)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(40,211,208)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (400,729)   $   (169,797)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                           (13,193,071)     (3,723,278)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (26,617,408)    (12,281,495)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (40,211,208)    (16,174,570)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --         (42,840)
------------------------------------------------------------------------------------------
  Class B                                                               --         (23,006)
------------------------------------------------------------------------------------------
  Class C                                                               --          (9,037)
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                               --         (23,272)
------------------------------------------------------------------------------------------
  Class B                                                               --         (16,266)
------------------------------------------------------------------------------------------
  Class C                                                               --          (6,794)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       47,013,800      70,108,784
------------------------------------------------------------------------------------------
  Class B                                                       19,109,813      62,478,722
------------------------------------------------------------------------------------------
  Class C                                                        6,186,422      21,795,123
------------------------------------------------------------------------------------------
  Class R                                                           10,003              --
==========================================================================================
    Net increase in net assets                                  32,108,830     138,086,844
==========================================================================================

NET ASSETS:

  Beginning of year                                            148,037,391       9,950,547
==========================================================================================
  End of year                                                 $180,146,221    $148,037,391
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $235,342,926    $163,417,511
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (18,649)        (12,543)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and option contracts                            (16,965,643)     (3,772,572)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                 (38,212,413)    (11,595,005)
==========================================================================================
                                                              $180,146,221    $148,037,391
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's primary investment objective is long-term growth of capital with a secondary objective of current income.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.60% of the first $1 billion of the Fund's average daily net assets, plus 0.575% over $1 billion to and including $2 billion of the Fund's average daily net assets and 0.55% of the Fund's average daily net assets over $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $793.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $261,475 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B, Class C and Class R shares paid $349,059, $697,535, $252,255 and $17, respectively.

  AIM Distributors retained commissions of $72,325 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $1,341, $136, $9,035, and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B, Class C and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $4,327 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,920 and reductions in custodian fees of $8 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,928.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, there were no securities on loan to brokers. For the year ended October 31, 2002, the Fund received fees of $3,342 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                            2002        2001
--------------------------------------------------------------
Distributions paid from ordinary income   $     --    $121,215
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation)--investments                    $(39,118,476)
-------------------------------------------------------------
Temporary book/tax differences                        (18,649)
-------------------------------------------------------------
Capital loss carryforward                         (16,059,580)
-------------------------------------------------------------
Shares of beneficial interest                     235,342,926
=============================================================
                                                 $180,146,221
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for book and tax purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                             CAPITAL LOSS
  EXPIRATION                                 CARRYFORWARD
  -------------------------------------------------------
  October 31, 2009                           $ 2,651,488
  -------------------------------------------------------
  October 31, 2010                            13,408,092
  =======================================================
                                             $16,059,580
  _______________________________________________________
  =======================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $128,166,154 and $67,785,275, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $  6,614,421
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (45,732,897)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $(39,118,476)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $208,696,823.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of a net operating loss reclassification on October 31, 2002, undistributed net investment income (loss) was increased by $394,623 and shares of beneficial interest decreased by $394,623. This reclassification had no effect on net assets of the Fund.


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     12,415,160*   $131,220,111*    7,153,461    $ 86,201,459
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,427,046      47,877,276     6,008,413      71,939,323
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,524,511      16,806,696     2,229,528      26,797,760
----------------------------------------------------------------------------------------------------------------------
  Class R**                                                          862          10,003            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --         5,215          60,966
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         3,133          36,546
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --         1,248          14,550
----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (8,433,346)    (84,206,311)   (1,372,417)    (16,153,641)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,777,520)*   (28,767,463)*    (839,944)     (9,497,147)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,028,142)    (10,620,274)     (429,406)     (5,017,187)
======================================================================================================================
                                                               6,128,571    $ 72,320,038    12,759,231    $154,382,629
______________________________________________________________________________________________________________________
======================================================================================================================

* Includes automatic conversion of 71,494 shares of Class B shares in the amount of $788,677 to 69,318 shares of Class A shares in the amount of $788,677.

** Class R shares commenced sales on June 3, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                              ---------------------------------------------------------
                                                                                                        JUNE 30, 1999
                                                                                                       (DATE OPERATIONS
                                                                    YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                              ----------------------------------         OCTOBER 31,
                                                               2002          2001          2000              1999
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.94       $ 12.05       $ 9.40            $10.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01(a)       0.02(a)      0.07(a)           0.03
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.75)        (1.07)        2.88             (0.63)
=======================================================================================================================
    Total from investment operations                            (1.74)        (1.05)        2.95             (0.60)
=======================================================================================================================
Less distributions:
  Dividends from net investment income                             --         (0.04)       (0.18)               --
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         (0.02)       (0.12)               --
=======================================================================================================================
    Total distributions                                            --         (0.06)       (0.30)               --
=======================================================================================================================
Net asset value, end of period                                $  9.20       $ 10.94       $12.05            $ 9.40
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                (15.90)%       (8.74)%      32.21%            (6.00)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $94,387       $68,676       $5,888            $1,153
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.38%(c)      1.27%        1.25%             1.25%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.38%(c)      1.36%        8.21%            10.02%(d)
=======================================================================================================================
Ratio of net investment income to average net assets             0.11%(c)      0.17%        0.62%             0.87%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                            37%           18%          57%               10%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $99,731,035.
(d)  Annualized.

                                                                               CLASS B
                                                              ------------------------------------------
                                                                                          AUGUST 1, 2000
                                                                   YEAR ENDED              (DATE SALES
                                                                   OCTOBER 31,            COMMENCED) TO
                                                              ---------------------        OCTOBER 31,
                                                               2002          2001              2000
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.86       $ 12.02           $10.85
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.06)(a)     (0.06)(a)         0.00
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.73)        (1.05)            1.17
========================================================================================================
    Total from investment operations                            (1.79)        (1.11)            1.17
========================================================================================================
Less distributions:
  Dividends from net investment income                             --         (0.03)              --
--------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         (0.02)              --
========================================================================================================
    Total distributions                                            --         (0.05)              --
========================================================================================================
Net asset value, end of period                                $  9.07       $ 10.86           $12.02
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                (16.48)%       (9.25)%          10.78%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $63,977       $58,681           $2,815
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.02%(c)      1.95%            1.93%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.02%(c)      2.04%            8.89%(d)
========================================================================================================
Ratio of net investment income (loss) to average net assets     (0.53)%(c)    (0.51)%          (0.06)%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate                                            37%           18%              57%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $69,753,529.
(d)  Annualized.

                                                                               CLASS C
                                                              ------------------------------------------
                                                                                          AUGUST 1, 2000
                                                                   YEAR ENDED              (DATE SALES
                                                                   OCTOBER 31,            COMMENCED) TO
                                                              ---------------------        OCTOBER 31,
                                                               2002          2001              2000
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.85       $ 12.02           $10.85
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.06)(a)     (0.06)(a)         0.00
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.72)        (1.06)            1.17
========================================================================================================
    Total from investment operations                            (1.78)        (1.12)            1.17
========================================================================================================
Less distributions:
  Dividends from net investment income                             --         (0.03)              --
--------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         (0.02)              --
========================================================================================================
    Total distributions                                            --         (0.05)              --
========================================================================================================
Net asset value, end of period                                $  9.07       $ 10.85           $12.02
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                (16.41)%       (9.33)%          10.78%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $21,775       $20,680           $1,248
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.02%(c)      1.95%            1.93%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.02%(c)      2.04%            8.89%(d)
========================================================================================================
Ratio of net investment income (loss) to average net assets     (0.53)%(c)    (0.51)%          (0.06)%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate                                            37%           18%              57%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $25,225,493.
(d)  Annualized.

                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               OCTOBER 31,
                                                                  2002
---------------------------------------------------------------------------
Net asset value, beginning of period                             $11.60
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.00(a)
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.40)
===========================================================================
    Total from investment operations                              (2.40)
===========================================================================
Net asset value, end of period                                   $ 9.20
___________________________________________________________________________
===========================================================================
Total return(b)                                                  (20.69)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $    8
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.54%(c)
---------------------------------------------------------------------------
  Without fee waivers                                              1.54%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets       (0.05)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                              37%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $8,438.

Report of Independent Auditors

To the Shareholders of AIM Large Cap Core Equity Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Large Cap Core Equity Fund (a portfolio AIM Equity Funds), including the schedule of investments, as of October 31, 2002, and the related statement of operations, statement of changes in net assets, and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.



We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Large Cap Core Equity Fund as of October 31, 2002, and the results of its operations, changes in its net assets, and financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States.

                                                         /s/ ERNST & YOUNG LLP

Houston, Texas
December 10, 2002

FINANCIALS

Schedule of Investments

October 31, 2002


                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-82.15%

Advertising-1.26%

Omnicom Group Inc.                                3,500    $   201,705
======================================================================

Aerospace & Defense-3.59%

Lockheed Martin Corp.                             1,100         63,690
----------------------------------------------------------------------
Northrop Grumman Corp.                            2,400        247,512
----------------------------------------------------------------------
Raytheon Co.                                      9,000        265,500
======================================================================
                                                               576,702
======================================================================

Apparel Retail-1.29%

Limited Brands                                   13,200        206,844
======================================================================

Banks-2.36%

Bank of America Corp.                             2,300        160,540
----------------------------------------------------------------------
Washington Mutual, Inc.                           6,100        218,136
======================================================================
                                                               378,676
======================================================================

Biotechnology-0.75%

Amgen Inc.(a)                                     2,600        121,056
======================================================================

Brewers-1.68%

Anheuser-Busch Cos., Inc.                         5,100        269,076
======================================================================

Building Products-2.07%

American Standard Cos. Inc.(a)                    2,600        173,420
----------------------------------------------------------------------
Masco Corp.                                       7,700        158,312
======================================================================
                                                               331,732
======================================================================

Computer & Electronics Retail-0.77%

Best Buy Co., Inc.(a)                             6,000        123,660
======================================================================

Computer Hardware-1.92%

International Business Machines Corp.             3,900        307,866
======================================================================

Construction Materials-0.84%

Vulcan Materials Co.                              4,000        134,240
======================================================================

Data Processing Services-2.47%

Automatic Data Processing, Inc.                   5,700        242,421
----------------------------------------------------------------------
Convergys Corp.(a)                               10,300        153,264
======================================================================
                                                               395,685
======================================================================

Diversified Financial Services-3.43%

Citigroup Inc.                                    6,000        221,700
----------------------------------------------------------------------
Morgan Stanley                                    3,200        124,544
----------------------------------------------------------------------
Principal Financial Group, Inc. (The)             7,300        204,765
======================================================================
                                                               551,009
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

Electric Utilities-0.32%

TXU Corp.                                         3,600    $    51,660
======================================================================

Electrical Components & Equipment-1.44%

Emerson Electric Co.                              4,800        231,264
======================================================================

Environmental Services-1.18%

Waste Management, Inc.                            8,200        188,764
======================================================================

Food Retail-2.08%

Kroger Co. (The)(a)                              12,500        185,500
----------------------------------------------------------------------
Safeway Inc.(a)                                   6,400        147,840
======================================================================
                                                               333,340
======================================================================

Footwear-1.00%

NIKE, Inc.-Class B                                3,400        160,446
======================================================================

General Merchandise Stores-2.61%

Target Corp.                                      6,800        204,816
----------------------------------------------------------------------
Wal-Mart Stores, Inc.                             4,000        214,200
======================================================================
                                                               419,016
======================================================================

Health Care Distributors & Services-2.06%

IMS Health Inc.                                  12,600        189,504
----------------------------------------------------------------------
Quest Diagnostics Inc.(a)                         2,200        140,426
======================================================================
                                                               329,930
======================================================================

Health Care Equipment-0.82%

St. Jude Medical, Inc.(a)                         3,700        131,757
======================================================================

Health Care Supplies-1.74%

Alcon, Inc. (Switzerland)(a)                      6,800        278,936
======================================================================

Hotels, Resorts & Cruise Lines-0.75%

Carnival Corp.                                    4,600        120,152
======================================================================

Household Products-1.43%

Procter & Gamble Co. (The)                        2,600        229,970
======================================================================

Housewares & Specialties-0.52%

Newell Rubbermaid Inc.                            2,600         84,292
======================================================================

Industrial Machinery-2.48%

Dover Corp.                                       7,800        195,624
----------------------------------------------------------------------
Illinois Tool Works Inc.                          3,300        202,620
======================================================================
                                                               398,244
======================================================================

Integrated Oil & Gas-2.60%

ChevronTexaco Corp.                               2,000        135,260
----------------------------------------------------------------------
Exxon Mobil Corp.                                 8,400        282,744
======================================================================
                                                               418,004
======================================================================


                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

Leisure Products-0.67%

Mattel, Inc.                                      5,900    $   108,324
======================================================================

Life & Health Insurance-1.25%

Prudential Financial, Inc.(a)                     6,900        201,480
======================================================================

Oil & Gas Drilling-1.06%

GlobalSantaFe Corp.                               7,100        169,690
======================================================================

Oil & Gas Equipment & Services-0.92%

Baker Hughes Inc.                                 5,100        148,155
======================================================================

Oil & Gas Refining, Marketing &
  Transportation-0.86%

Valero Energy Corp.                               3,900        137,319
======================================================================

Packaged Foods & Meats-8.69%

ConAgra Foods, Inc.                              11,200        271,600
----------------------------------------------------------------------
General Mills, Inc.                               8,200        338,824
----------------------------------------------------------------------
Kellogg Co.                                       7,700        245,322
----------------------------------------------------------------------
Kraft Foods, Inc.-Class A                         6,200        244,900
----------------------------------------------------------------------
Sara Lee Corp.                                   12,900        294,507
======================================================================
                                                             1,395,153
======================================================================

Personal Products-3.15%

Avon Products, Inc.                               5,800        281,242
----------------------------------------------------------------------
Gillette Co. (The)                                7,500        224,100
======================================================================
                                                               505,342
======================================================================

Pharmaceuticals-5.76%

Abbott Laboratories                               3,200        133,984
----------------------------------------------------------------------
Johnson & Johnson                                 3,500        205,625
----------------------------------------------------------------------
Pfizer Inc.                                       7,100        225,567
----------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        2,600        201,318
----------------------------------------------------------------------
Wyeth                                             4,700        157,450
======================================================================
                                                               923,944
======================================================================

Property & Casualty Insurance-2.07%

MGIC Investment Corp.                             2,800        117,488
----------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A(a)      3,664         48,622
----------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B(a)      4,437         59,988
----------------------------------------------------------------------
XL Capital Ltd.-Class A (Cayman Islands)          1,400        106,610
======================================================================
                                                               332,708
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

Publishing-0.96%

New York Times Co. (The)-Class A                  3,200    $   154,912
======================================================================

Railroads-1.57%

Norfolk Southern Corp.                            6,300        127,260
----------------------------------------------------------------------
Union Pacific Corp.                               2,100        124,005
======================================================================
                                                               251,265
======================================================================

Semiconductor Equipment-0.91%

KLA-Tencor Corp.(a)                               4,100        146,083
======================================================================

Semiconductors-3.24%

Intel Corp.                                      12,800        221,440
----------------------------------------------------------------------
STMicroelectronics N.V.-New York Shares
  (Netherlands)                                   1,200         23,604
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)(a)                            9,650         75,463
----------------------------------------------------------------------
Texas Instruments Inc.                            4,900         77,714
----------------------------------------------------------------------
Xilinx, Inc.(a)                                   6,400        121,536
======================================================================
                                                               519,757
======================================================================

Soft Drinks-1.39%

Coca-Cola Co. (The)                               4,800        223,104
======================================================================

Specialty Chemicals-0.93%

Rohm & Haas Co.                                   4,500        149,714
======================================================================

Systems Software-5.26%

Computer Associates International, Inc.          22,800        338,808
----------------------------------------------------------------------
Microsoft Corp.(a)                                7,000        374,290
----------------------------------------------------------------------
Oracle Corp.(a)                                  12,800        130,432
======================================================================
                                                               843,530
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $14,405,398)                          13,184,506
======================================================================

MONEY MARKET FUNDS-15.47%

STIC Liquid Assets Portfolio(b)                1,241,371     1,241,371
----------------------------------------------------------------------
STIC Prime Portfolio(b)                        1,241,371     1,241,371
======================================================================
    Total Money Market Funds (Cost
      $2,482,742)                                            2,482,742
======================================================================
TOTAL INVESTMENTS-97.62% (Cost $16,888,140)                 15,667,248
======================================================================
OTHER ASSETS LESS LIABILITIES-2.38%                            382,106
======================================================================
NET ASSETS-100.00%                                         $16,049,354
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost $16,888,140)  $15,667,248
------------------------------------------------------------
Receivables for:
  Investments sold                                   243,697
------------------------------------------------------------
  Fund shares sold                                   211,253
------------------------------------------------------------
  Dividends                                           16,765
------------------------------------------------------------
  Amount due from advisor                              3,772
------------------------------------------------------------
Investment for deferred compensation plan              1,522
------------------------------------------------------------
Other assets                                          31,494
============================================================
     Total assets                                 16,175,751
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                              88,420
------------------------------------------------------------
  Deferred compensation plan                           1,522
------------------------------------------------------------
Accrued distribution fees                             11,190
------------------------------------------------------------
Accrued trustees' fees                                   858
------------------------------------------------------------
Accrued transfer agent fees                            4,683
------------------------------------------------------------
Accrued operating expenses                            19,724
============================================================
     Total liabilities                               126,397
============================================================
Net assets applicable to shares outstanding      $16,049,354
____________________________________________________________
============================================================


NET ASSETS:

Class A                                          $ 7,833,646
____________________________________________________________
============================================================
Class B                                          $ 7,100,180
____________________________________________________________
============================================================
Class C                                          $ 1,115,528
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                              900,607
____________________________________________________________
============================================================
Class B                                              820,620
____________________________________________________________
============================================================
Class C                                              128,990
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $      8.70
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $8.70 divided by
       94.50%)                                   $      9.21
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $      8.65
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $      8.65
____________________________________________________________
============================================================


Statement of Operations

For the period December 31, 2001 (date operations commenced) through October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $174)                                           $    66,651
-------------------------------------------------------------
Dividends from affiliated money market funds            9,850
-------------------------------------------------------------
Interest                                                6,602
=============================================================
     Total investment income                           83,103
=============================================================

EXPENSES:

Advisory fees                                          44,236
-------------------------------------------------------------
Administrative services fees                           41,781
-------------------------------------------------------------
Custodian fees                                         16,668
-------------------------------------------------------------
Distribution fees -- Class A                            9,410
-------------------------------------------------------------
Distribution fees -- Class B                           25,823
-------------------------------------------------------------
Distribution fees -- Class C                            6,272
-------------------------------------------------------------
Transfer agent fees                                    22,089
-------------------------------------------------------------
Trustees' fees                                          7,431
-------------------------------------------------------------
Registration and filing fees                           52,111
-------------------------------------------------------------
Printing                                               13,841
-------------------------------------------------------------
Professional fees                                      28,288
-------------------------------------------------------------
Other                                                   4,389
=============================================================
     Total expenses                                   272,339
=============================================================
Less: Fees waived and expenses reimbursed            (148,155)
-------------------------------------------------------------
    Expenses paid indirectly                             (106)
=============================================================
    Net expenses                                      124,078
=============================================================
Net investment income (loss)                          (40,975)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                         (206,181)
-------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities          (1,220,892)
=============================================================
Net gain (loss) from investment securities         (1,427,073)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                 $(1,468,048)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the period December 31, 2001 (date operations commenced) through October 31, 2002

                                                              OCTOBER 31,
                                                                 2002
-------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (40,975)
-------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            (206,181)
-------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (1,220,892)
=========================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (1,468,048)
=========================================================================
Share transactions-net:
  Class A                                                       8,520,795
-------------------------------------------------------------------------
  Class B                                                       7,728,359
-------------------------------------------------------------------------
  Class C                                                       1,268,248
=========================================================================
    Net increase in net assets                                 16,049,354
=========================================================================

NET ASSETS:

  Beginning of period                                                  --
=========================================================================
  End of period                                               $16,049,354
_________________________________________________________________________
=========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $17,478,476
-------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (2,049)
-------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                   (206,181)
-------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                 (1,220,892)
=========================================================================
                                                              $16,049,354
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Core Equity Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital. The Fund commenced operations on December 31, 2001.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the Fund's next $1 billion of average daily net assets, plus 0.625% of the Fund's average daily nest assets in excess of $2 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 1.75% which may be terminated or modified at any time. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the period December 31, 2001 (date operations commenced) through October 31, 2002, AIM waived fees of $44,236 and reimbursed expenses of $103,919.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period December 31, 2001 (date operations commenced) through October 31, 2002, AIM was paid $41,781 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period December 31, 2001 (date operations commenced) through October 31, 2002, AFS retained $10,815 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the period December 31, 2001 (date operations commenced) through October 31, 2002, the Class A, Class B and Class C shares paid $9,410, $25,823 and $6,272, respectively.

  AIM Distributors retained commissions of $11,277 from sales of the Class A shares of the Fund during the period December 31, 2001 (date operations commenced) through October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the period December 31, 2001 (date operations commenced) through October 31, 2002, AIM Distributors retained $0, $0 and $83 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the period December 31, 2001 (date operations commenced) through October 31, 2002, the Fund paid legal fees of $2,356 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the period December 31, 2001 (date operations commenced) through October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $94 and reductions in custodian fees of $12 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $106.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the period December 31, 2001 (date operations commenced) through October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the period December 31, 2001 (date operations commenced) through October 31, 2002.

Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                  $(1,272,241)
------------------------------------------------------------
Temporary book/tax differences                        (2,049)
------------------------------------------------------------
Capital loss carryforward                           (154,832)
------------------------------------------------------------
Shares of beneficial interest                     17,478,476
============================================================
                                                 $16,049,354
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
October 31, 2010                                 $154,832
___________________________________________________________
===========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period December 31, 2001 (date operations commenced) through October 31, 2002 was $16,779,068 and $2,167,488, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                      $   137,259
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (1,409,500)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                           $(1,272,241)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $16,939,489.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of nondeductible stock issuance costs, a net operating loss reclassification and other items, on October 31, 2002, undistributed net investment income (loss) was increased by $38,926 and shares of beneficial interest was decreased by $38,926. This reclassification had no effect on the net assets of the Fund.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the period December 31, 2001 (date operations commenced) through October 31, 2002 were as follows:

                                                                    OCTOBER 31,
                                                                        2002
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,170,454*   $10,859,545*
--------------------------------------------------------------------------------------
  Class B                                                       976,016      9,080,411
--------------------------------------------------------------------------------------
  Class C                                                       158,298      1,525,564
======================================================================================
Reacquired:
  Class A                                                      (269,847)    (2,338,750)
--------------------------------------------------------------------------------------
  Class B                                                      (155,396)*   (1,352,052)*
--------------------------------------------------------------------------------------
  Class C                                                       (29,308)      (257,316)
======================================================================================
                                                              1,850,217    $17,517,402
______________________________________________________________________________________
======================================================================================

* Includes automatic conversion of 2,981 shares of Class B shares in the amount of $25,596 to 2,855 shares of Class A shares in the amount of $25,596.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                   CLASS A
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 OCTOBER 31,
                                                                    2002
-------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.03)(a)
-------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (1.27)
===============================================================================
    Total from investment operations                                 (1.30)
===============================================================================
Net asset value, end of period                                     $  8.70
_______________________________________________________________________________
===============================================================================
Total return(b)                                                     (13.00)%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $ 7,834
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    1.75%(c)
-------------------------------------------------------------------------------
  Without fee waivers                                                 4.26%(c)
===============================================================================
Ratio of net investment income (loss) to average net assets          (0.34)%(c)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate                                                 42%
_______________________________________________________________________________
===============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with general accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,217,599.

                                                                   CLASS B
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 OCTOBER 31,
                                                                    2002
-------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.08)(a)
-------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (1.27)
===============================================================================
    Total from investment operations                                 (1.35)
===============================================================================
Net asset value, end of period                                     $  8.65
_______________________________________________________________________________
===============================================================================
Total return(b)                                                     (13.50)%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $ 7,100
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    2.40%(c)
-------------------------------------------------------------------------------
  Without fee waivers                                                 4.91%(c)
===============================================================================
Ratio of net investment income (loss) to average net assets          (0.99)%(c)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate                                                 42%
_______________________________________________________________________________
===============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with general accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,090,223.

                                                                   CLASS C
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 OCTOBER 31,
                                                                    2002
-------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.08)(a)
-------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (1.27)
===============================================================================
    Total from investment operations                                 (1.35)
===============================================================================
Net asset value, end of period                                     $  8.65
_______________________________________________________________________________
===============================================================================
Total return(b)                                                     (13.50)%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $ 1,116
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    2.40%(c)
-------------------------------------------------------------------------------
  Without fee waivers                                                 4.91%(c)
===============================================================================
Ratio of net investment income (loss) to average net assets          (0.99)%(c)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate                                                 42%
_______________________________________________________________________________
===============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with general accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $750,568.

Report of Independent Auditors

To the Shareholders of AIM Large Cap Growth Fund and Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Large Cap Growth Fund (a portfolio AIM Equity Funds), including the schedule of investments, as of October 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented from commencement of operations through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Large Cap Growth Fund as of October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP
Houston, Texas
December 10, 2002

FINANCIALS

Schedule of Investments

October 31, 2002


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.24%

Aerospace & Defense-1.50%

Lockheed Martin Corp.                              34,000    $  1,968,600
-------------------------------------------------------------------------
United Technologies Corp.                          28,000       1,726,760
=========================================================================
                                                                3,695,360
=========================================================================

Apparel Retail-1.23%

Limited Brands                                     84,000       1,316,280
-------------------------------------------------------------------------
TJX Cos., Inc. (The)                               83,000       1,703,160
=========================================================================
                                                                3,019,440
=========================================================================

Apparel, Accessories & Luxury Goods-0.72%

Jones Apparel Group, Inc.(a)                       51,000       1,766,640
=========================================================================

Application Software-3.06%

Electronic Arts Inc.(a)                            55,000       3,581,600
-------------------------------------------------------------------------
Intuit Inc.(a)                                     76,000       3,945,920
=========================================================================
                                                                7,527,520
=========================================================================

Automobile Manufacturers-0.87%

Bayerische Motoren Werke A.G. (Germany)            60,000       2,140,938
=========================================================================

Banks-5.80%

Bank of America Corp.                              31,000       2,163,800
-------------------------------------------------------------------------
Charter One Financial, Inc.                        81,850       2,478,418
-------------------------------------------------------------------------
M & T Bank Corp.                                   18,000       1,474,560
-------------------------------------------------------------------------
North Fork Bancorp., Inc.                          53,000       2,038,380
-------------------------------------------------------------------------
U.S. Bancorp                                       67,000       1,413,030
-------------------------------------------------------------------------
Washington Mutual, Inc.                            75,000       2,682,000
-------------------------------------------------------------------------
Wells Fargo & Co.                                  40,000       2,018,800
=========================================================================
                                                               14,268,988
=========================================================================

Brewers-1.22%

Anheuser-Busch Cos., Inc.                          57,000       3,007,320
=========================================================================

Building Products-0.53%

Masco Corp.                                        64,000       1,315,840
=========================================================================

Casinos & Gambling-0.85%

Harrah's Entertainment, Inc.(a)                    50,000       2,100,000
=========================================================================

Computer Hardware-4.79%

Dell Computer Corp.(a)                            315,000       9,012,150
-------------------------------------------------------------------------
International Business Machines Corp.              35,000       2,762,900
=========================================================================
                                                               11,775,050
=========================================================================

Computer Storage & Peripherals-1.50%

Lexmark International, Inc.(a)                     62,000       3,684,040
=========================================================================

Consumer Finance-0.88%

MBNA Corp.                                        107,000       2,173,170
=========================================================================

Data Processing Services-1.28%

First Data Corp.                                   90,000       3,144,600
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------


Diversified Commercial Services-3.32%

Apollo Group, Inc.-Class A(a)                      65,000    $  2,697,500
-------------------------------------------------------------------------
H&R Block, Inc.                                    60,000       2,662,800
-------------------------------------------------------------------------
Weight Watchers International, Inc.(a)             59,000       2,793,650
=========================================================================
                                                                8,153,950
=========================================================================

Diversified Financial Services-6.40%

Fannie Mae                                         27,000       1,805,220
-------------------------------------------------------------------------
Freddie Mac                                       113,000       6,958,540
-------------------------------------------------------------------------
Moody's Corp.                                      50,000       2,355,000
-------------------------------------------------------------------------
SLM Corp.                                          45,000       4,623,300
=========================================================================
                                                               15,742,060
=========================================================================

Electronic Equipment & Instruments-0.68%

Samsung Electronics Co., Ltd. (South Korea)         5,900       1,662,990
=========================================================================

General Merchandise Stores-0.78%

Wal-Mart Stores, Inc.                              36,000       1,927,800
=========================================================================

Health Care Equipment-5.35%

Becton, Dickinson & Co.                            83,000       2,449,330
-------------------------------------------------------------------------
Boston Scientific Corp.(a)                         98,000       3,687,740
-------------------------------------------------------------------------
Medtronic, Inc.                                    35,000       1,568,000
-------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          50,000       1,780,500
-------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           89,000       3,668,580
=========================================================================
                                                               13,154,150
=========================================================================

Health Care Facilities-1.84%

Tenet Healthcare Corp.(a)                         157,500       4,528,125
=========================================================================

Health Care Supplies-1.25%

Alcon, Inc. (Switzerland)(a)                       75,000       3,076,500
=========================================================================

Home Improvement Retail-2.19%

Home Depot, Inc. (The)                             87,000       2,512,560
-------------------------------------------------------------------------
Lowe's Cos., Inc.                                  69,000       2,879,370
=========================================================================
                                                                5,391,930
=========================================================================

Household Products-4.14%

Clorox Co.                                         60,000       2,695,800
-------------------------------------------------------------------------
Procter & Gamble Co. (The)                         56,000       4,953,200
-------------------------------------------------------------------------
Reckitt Benckiser PLC (United Kingdom)            140,000       2,541,722
=========================================================================
                                                               10,190,722
=========================================================================

Housewares & Specialties-2.36%

Fortune Brands, Inc.                               51,000       2,553,060
-------------------------------------------------------------------------
Newell Rubbermaid Inc.                            100,000       3,242,000
=========================================================================
                                                                5,795,060
=========================================================================

Industrial Conglomerates-2.22%

3M Co.                                             24,000       3,046,560
-------------------------------------------------------------------------
General Electric Co.                               96,000       2,424,000
=========================================================================
                                                                5,470,560
=========================================================================


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

Industrial Machinery-0.82%

ITT Industries, Inc.                               31,000    $  2,014,380
=========================================================================

Internet Retail-0.85%

eBay Inc.(a)                                       32,900       2,081,254
=========================================================================

Leisure Products-0.81%

Mattel, Inc.                                      108,000       1,982,880
=========================================================================

Life & Health Insurance-1.03%

AFLAC Inc.                                         83,600       2,544,784
=========================================================================

Managed Health Care-4.03%

Anthem, Inc.(a)                                    70,600       4,447,800
-------------------------------------------------------------------------
UnitedHealth Group Inc.                            60,000       5,457,000
=========================================================================
                                                                9,904,800
=========================================================================

Motorcycle Manufacturers-1.38%

Harley-Davidson, Inc.                              65,000       3,399,500
=========================================================================

Networking Equipment-1.93%

Cisco Systems, Inc.(a)                            424,000       4,740,320
=========================================================================

Office Services & Supplies-0.66%

Avery Dennison Corp.                               26,000       1,618,240
=========================================================================

Personal Products-1.69%

Avon Products, Inc.                                53,000       2,569,970
-------------------------------------------------------------------------
Gillette Co. (The)                                 53,000       1,583,640
=========================================================================
                                                                4,153,610
=========================================================================

Pharmaceuticals-11.28%

Allergan, Inc.                                     33,000       1,796,850
-------------------------------------------------------------------------
Johnson & Johnson                                 153,000       8,988,750
-------------------------------------------------------------------------
Novartis A.G. (Switzerland)                        38,000       1,448,379
-------------------------------------------------------------------------
Pfizer Inc.                                       342,000      10,865,340
-------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                         60,000       4,645,800
=========================================================================
                                                               27,745,119
=========================================================================

Property & Casualty Insurance-1.79%

Ambac Financial Group, Inc.                        31,000       1,915,800
-------------------------------------------------------------------------
Progressive Corp.                                  45,000       2,475,000
=========================================================================
                                                                4,390,800
=========================================================================

Publishing-0.80%

Gannett Co., Inc.                                  26,000       1,974,180
=========================================================================

Restaurants-0.89%

Yum! Brands, Inc.(a)                               97,000       2,185,410
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------


Semiconductor Equipment-0.58%

Applied Materials, Inc.(a)                         95,000    $  1,427,850
=========================================================================

Semiconductors-1.64%

Analog Devices, Inc.(a)                            56,000       1,500,800
-------------------------------------------------------------------------
Microchip Technology Inc.                          71,000       1,732,400
-------------------------------------------------------------------------
Texas Instruments Inc.                             51,000         808,860
=========================================================================
                                                                4,042,060
=========================================================================

Soft Drinks-2.02%

Coca-Cola Enterprises, Inc.                       107,000       2,550,880
-------------------------------------------------------------------------
PepsiCo, Inc.                                      55,000       2,425,500
=========================================================================
                                                                4,976,380
=========================================================================

Specialty Stores-3.94%

AutoZone, Inc.(a)                                  37,000       3,173,490
-------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                          58,000       2,056,680
-------------------------------------------------------------------------
Blockbuster Inc.-Class A                           68,000       1,629,960
-------------------------------------------------------------------------
Staples, Inc.(a)                                  182,000       2,821,000
=========================================================================
                                                                9,681,130
=========================================================================

Systems Software-6.34%

Microsoft Corp.(a)                                215,000      11,496,050
-------------------------------------------------------------------------
Oracle Corp.(a)                                   209,000       2,129,710
-------------------------------------------------------------------------
Symantec Corp.(a)                                  49,000       1,960,000
=========================================================================
                                                               15,585,760
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $242,606,462)                           239,161,210
=========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY SECURITIES-0.81%

U.S. Treasury Bills-0.81%

  1.63%, 12/19/02 (Cost $1,995,640)(b)         $2,000,000       1,995,640
=========================================================================

                                                 SHARES
MONEY MARKET FUNDS-1.94%

STIC Liquid Assets Portfolio(c)                 2,384,197       2,384,197
-------------------------------------------------------------------------
STIC Prime Portfolio(c)                         2,384,197       2,384,197
=========================================================================
    Total Money Market Funds (Cost
      $4,768,394)                                               4,768,394
=========================================================================
TOTAL INVESTMENTS-99.99% (Cost $249,370,496)                  245,925,244
=========================================================================
OTHER ASSETS LESS LIABILITIES-0.01%                                19,112
=========================================================================
NET ASSETS-100.00%                                           $245,944,356
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $249,370,496)*                                 $245,925,244
-------------------------------------------------------------
Receivables for:
  Investments sold                                  4,827,370
-------------------------------------------------------------
  Fund shares sold                                    696,907
-------------------------------------------------------------
  Dividends                                           121,841
-------------------------------------------------------------
Investment for deferred compensation plan              17,077
-------------------------------------------------------------
Collateral for securities loaned                    2,126,650
-------------------------------------------------------------
Other assets                                           25,972
=============================================================
    Total assets                                  253,741,061
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             4,435,649
-------------------------------------------------------------
  Fund shares reacquired                              876,851
-------------------------------------------------------------
  Deferred compensation plan                           17,077
-------------------------------------------------------------
  Collateral upon return of securities loaned       2,126,650
-------------------------------------------------------------
Accrued distribution fees                             213,061
-------------------------------------------------------------
Accrued trustees' fees                                    779
-------------------------------------------------------------
Accrued transfer agent fees                            80,523
-------------------------------------------------------------
Accrued operating expenses                             46,115
=============================================================
    Total liabilities                               7,796,705
=============================================================
Net assets applicable to shares outstanding      $245,944,356
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                          $105,320,114
_____________________________________________________________
=============================================================
Class B                                          $104,039,933
_____________________________________________________________
=============================================================
Class C                                          $ 36,575,031
_____________________________________________________________
=============================================================
Class R                                          $      9,278
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                            14,281,935
_____________________________________________________________
=============================================================
Class B                                            14,448,671
_____________________________________________________________
=============================================================
Class C                                             5,076,179
_____________________________________________________________
=============================================================
Class R                                                 1,259
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                      $       7.37
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.37 divided by
      94.50%)                                    $       7.80
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per share   $       7.20
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per share   $       7.21
_____________________________________________________________
=============================================================
Class R:
  Net asset value and offering price per share   $       7.37
_____________________________________________________________
=============================================================

* At October 31, 2002, securities with an aggregate market value of $2,108,802 were on loan to brokers.

Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $21,274)                                       $  1,825,498
-------------------------------------------------------------
Dividends from affiliated money market funds          298,261
-------------------------------------------------------------
Interest                                               22,601
-------------------------------------------------------------
Security lending income                                19,706
=============================================================
    Total investment income                         2,166,066
=============================================================

EXPENSES:

Advisory fees                                       2,371,037
-------------------------------------------------------------
Administrative services fees                           87,337
-------------------------------------------------------------
Custodian fees                                         56,234
-------------------------------------------------------------
Distribution fees -- Class A                          466,743
-------------------------------------------------------------
Distribution fees -- Class B                        1,320,106
-------------------------------------------------------------
Distribution fees -- Class C                          507,688
-------------------------------------------------------------
Distribution fees -- Class R                               18
-------------------------------------------------------------
Transfer agent fees                                 1,497,914
-------------------------------------------------------------
Trustees' fees                                         10,132
-------------------------------------------------------------
Other                                                 232,830
=============================================================
    Total expenses                                  6,550,039
=============================================================
Less: Fees waived                                      (3,052)
-------------------------------------------------------------
    Expenses paid indirectly                           (5,183)
=============================================================
    Net expenses                                    6,541,804
=============================================================
Net investment income (loss)                       (4,375,738)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (85,726,890)
-------------------------------------------------------------
  Foreign currencies                                  (84,924)
-------------------------------------------------------------
  Futures contracts                                (1,875,220)
-------------------------------------------------------------
  Option contracts written                             34,439
=============================================================
                                                  (87,652,595)
=============================================================
Change in net unrealized appreciation of:
  Investment securities                            38,162,533
-------------------------------------------------------------
  Foreign currencies                                      148
=============================================================
                                                   38,162,681
=============================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                                (49,489,914)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(53,865,652)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                  2002             2001
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (4,375,738)   $  (5,009,257)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (87,652,595)    (271,898,189)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                    38,162,681      (66,317,198)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (53,865,652)    (343,224,644)
============================================================================================
Share transactions-net:
  Class A                                                       (10,042,539)      55,385,107
--------------------------------------------------------------------------------------------
  Class B                                                       (18,237,379)      79,498,885
--------------------------------------------------------------------------------------------
  Class C                                                       (12,801,049)      34,349,074
--------------------------------------------------------------------------------------------
  Class R                                                            10,502               --
============================================================================================
    Net increase (decrease) in net assets                       (94,936,117)    (173,991,578)
============================================================================================

NET ASSETS:

  Beginning of year                                             340,880,473      514,872,051
============================================================================================
  End of year                                                 $ 245,944,356    $ 340,880,473
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 640,049,335    $ 685,573,543
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (25,407)         (18,489)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (390,634,468)    (303,066,796)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and futures contracts         (3,445,104)     (41,607,785)
============================================================================================
                                                              $ 245,944,356    $ 340,880,473
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security.

     When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% over $1 billion to and including $2 billion of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets over $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $3,052.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $87,337 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $907,446 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B, Class C and Class R shares paid $466,743, $1,320,106, $507,688 and $18, respectively.

  AIM Distributors retained commissions of $89,304 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $4,846, $17, $15,054 and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B, Class C and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $5,602 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $5,176 and reductions in custodian fees of $7 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $5,183.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.
NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $2,108,802 were on loan to brokers. The loans were secured by cash collateral of $2,126,650 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2002, the Fund received fees of $19,706 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2002 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ---------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of year                        --       $     --
----------------------------------------------------------
Written                                 120         34,439
----------------------------------------------------------
Expired                                (120)       (34,439)
==========================================================
End of year                              --       $     --
__________________________________________________________
==========================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2002 and 2001.

Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                 $  (5,076,412)
-------------------------------------------------------------
Temporary book/tax differences                        (25,407)
-------------------------------------------------------------
Capital loss carryforward                        (389,003,160)
-------------------------------------------------------------
Shares of beneficial interest                     640,049,335
=============================================================
                                                $ 245,944,356
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales. Amount includes appreciation on foreign currencies of $148. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
October 31, 2007                               $    380,100
-----------------------------------------------------------
October 31, 2008                                 27,182,658
-----------------------------------------------------------
October 31, 2009                                267,323,492
-----------------------------------------------------------
October 31, 2010                                 94,116,910
===========================================================
                                               $389,003,160
___________________________________________________________
===========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $302,851,012 and $337,372,834, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $ 16,023,101
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (21,099,661)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $ (5,076,560)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $251,001,804.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and a net operating loss reclassification, on October 31, 2002, undistributed net investment income (loss) was increased by $4,368,820, undistributed net realized gain (loss) increased by $84,923 and shares of beneficial interest decreased by $4,453,743. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     5,296,167*    $46,126,883*    12,973,656    $ 170,871,961
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,444,001      28,987,280    10,999,634      148,982,917
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,465,202      12,332,848     4,827,150       63,219,920
-----------------------------------------------------------------------------------------------------------------------
  Class R**                                                        1,259          10,502            --               --
=======================================================================================================================
Reacquired:
  Class A                                                     (6,691,678)    (56,169,422)   (9,996,104)    (115,486,854)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (5,692,652)*   (47,224,659)*  (6,284,953)     (69,484,032)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (3,059,594)    (25,133,897)   (2,680,111)     (28,870,846)
=======================================================================================================================
                                                              (5,237,295)   $(41,070,465)    9,839,272    $ 169,233,066
_______________________________________________________________________________________________________________________
=======================================================================================================================

 * Includes automatic conversion of 139,167 shares of Class B shares in the amount of $1,177,906 to 136,498 shares of Class A shares in the amount of $1,177,906.
** Class R shares commenced sales on June 3, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                                                                                  MARCH 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                      YEAR ENDED OCTOBER 31,                      COMMENCED) TO
                                                          ----------------------------------------------           OCTOBER 31,
                                                            2002               2001               2000                 1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   8.82           $  17.74           $  11.29              $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.09)(a)          (0.08)(a)          (0.15)(a)           (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (1.36)             (8.84)              6.60                1.33
=================================================================================================================================
    Total from investment operations                         (1.45)             (8.92)              6.45                1.29
=================================================================================================================================
Net asset value, end of period                            $   7.37           $   8.82           $  17.74              $11.29
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             (16.44)%           (50.28)%            57.13%              13.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $105,320           $138,269           $225,255              $7,785
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                       1.70%(c)           1.57%              1.58%               1.53%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (1.01)%(c)         (0.72)%            (0.82)%             (0.59)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                        111%               124%               113%                 21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with general accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $133,355,229.
(d)  Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.63%.

                                                                                           CLASS B
                                                              ------------------------------------------------------------------
                                                                                                                   APRIL 5, 1999
                                                                                                                    (DATE SALES
                                                                         YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                                              --------------------------------------------          OCTOBER 31,
                                                                2002               2001             2000               1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.67           $  17.54         $  11.25            $11.02
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.14)(a)          (0.16)(a)        (0.27)(a)         (0.08)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.33)             (8.71)            6.56              0.31
================================================================================================================================
    Total from investment operations                             (1.47)             (8.87)            6.29              0.23
================================================================================================================================
Net asset value, end of period                                $   7.20           $   8.67         $  17.54            $11.25
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                 (16.96)%           (50.57)%          55.91%             2.09%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $104,040           $144,747         $210,224            $5,183
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets                           2.35%(c)           2.23%            2.24%             2.23%(d)(e)
================================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.66)%(c)         (1.39)%          (1.48)%           (1.29)%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                            111%               124%             113%               21%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with general accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $132,010,588.
(d)  Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 4.33%.

                                                                                          CLASS C
                                                              ---------------------------------------------------------------
                                                                                                                APRIL 5, 1999
                                                                                                                 (DATE SALES
                                                                       YEAR ENDED OCTOBER 31,                   COMMENCED) TO
                                                              -----------------------------------------          OCTOBER 31,
                                                               2002              2001            2000               1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.67           $ 17.55         $ 11.25            $11.02
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.14)(a)         (0.16)(a)       (0.27)(a)         (0.08)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.32)            (8.72)           6.57              0.31
=============================================================================================================================
    Total from investment operations                            (1.46)            (8.88)           6.30              0.23
=============================================================================================================================
Net asset value, end of period                                $  7.21           $  8.67         $ 17.55            $11.25
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                (16.84)%          (50.60)%         56.00%             2.09%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $36,575           $57,865         $79,392            $  901
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                          2.35%(c)          2.23%           2.24%             2.23%(d)(e)
=============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.66)%(c)        (1.39)%         (1.48)%           (1.29)%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                           111%              124%            113%               21%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with general accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $50,768,768.
(d)  Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 4.33%.

                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               OCTOBER 31,
                                                                  2002
---------------------------------------------------------------------------
Net asset value, beginning of period                             $  8.40
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.04)(a)
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.99)
===========================================================================
    Total from investment operations                               (1.03)
===========================================================================
Net asset value, end of period                                   $  7.37
___________________________________________________________________________
===========================================================================
Total return(b)                                                   (12.26)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $     9
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets                             1.85%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets        (1.16)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                              111%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with general accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $8,971.

Report of Independent Auditors

To the Shareholders of AIM Mid Cap Growth Fund and Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Mid Cap Growth Fund (a portfolio AIM Equity Funds), including the schedule of investments, as of October 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented from commencement of operations through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Mid Cap Growth Fund as of October 31, 2002, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                          /s/ ERNST & YOUNG LLP

Houston, Texas
December 10, 2002

FINANCIALS

Schedule of Investments

October 31, 2002

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS-90.05%

Advertising-3.29%

Lamar Advertising Co.(a)                            75,000   $  2,545,500
-------------------------------------------------------------------------
Omnicom Group Inc.                                  35,000      2,017,050
=========================================================================
                                                                4,562,550
=========================================================================

Aerospace & Defense-1.25%

Alliant Techsystems Inc.(a)                         25,000      1,503,750
-------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)                 4,900        230,300
=========================================================================
                                                                1,734,050
=========================================================================

Air Freight & Logistics-1.25%

Expeditors International of Washington, Inc.        55,000      1,733,050
=========================================================================

Airlines-0.63%

Southwest Airlines Co.                              60,000        876,000
=========================================================================

Apparel Retail-3.83%

Abercrombie & Fitch Co.-Class A(a)                 100,000      1,782,000
-------------------------------------------------------------------------
Gap, Inc. (The)                                    170,000      2,000,900
-------------------------------------------------------------------------
Talbots, Inc. (The)                                 18,000        498,960
-------------------------------------------------------------------------
TJX Cos., Inc. (The)                                50,000      1,026,000
=========================================================================
                                                                5,307,860
=========================================================================

Application Software-2.76%

Activision, Inc.(a)                                 55,000      1,127,500
-------------------------------------------------------------------------
Mercury Interactive Corp.(a)                        25,000        659,250
-------------------------------------------------------------------------
PeopleSoft, Inc.(a)                                 75,000      1,357,500
-------------------------------------------------------------------------
Siebel Systems, Inc.(a)                             90,000        676,800
=========================================================================
                                                                3,821,050
=========================================================================

Auto Parts & Equipment-0.75%

Gentex Corp.(a)                                     35,000      1,031,800
=========================================================================

Banks-0.47%

Comerica Inc.                                       15,000        654,900
=========================================================================

Biotechnology-0.74%

MedImmune, Inc.(a)                                  40,000      1,022,000
=========================================================================

Broadcasting & Cable TV-2.89%

Cox Radio, Inc.-Class A(a)                          30,000        712,200
-------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                      75,000      1,612,500
-------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)            65,000      1,684,150
=========================================================================
                                                                4,008,850
=========================================================================

Building Products-0.52%

Masco Corp.                                         35,000        719,600
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

Computer & Electronics Retail-1.54%

Best Buy Co., Inc.(a)                               60,000   $  1,236,600
-------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                       17,000        901,340
=========================================================================
                                                                2,137,940
=========================================================================

Construction & Engineering-1.64%

Jacobs Engineering Group Inc.(a)                    75,000      2,271,750
=========================================================================

Consumer Finance-0.66%

Capital One Financial Corp.                         30,000        914,100
=========================================================================

Data Processing Services-6.42%

BISYS Group, Inc. (The)(a)                         110,000      1,969,000
-------------------------------------------------------------------------
Certegy Inc.(a)                                     35,000        735,000
-------------------------------------------------------------------------
DST Systems, Inc.(a)                                55,000      1,691,250
-------------------------------------------------------------------------
First Data Corp.                                    25,000        873,500
-------------------------------------------------------------------------
Fiserv, Inc.(a)                                     25,000        781,000
-------------------------------------------------------------------------
Iron Mountain Inc.(a)                               60,000      1,692,600
-------------------------------------------------------------------------
Paychex, Inc.                                       20,000        576,400
-------------------------------------------------------------------------
Sabre Holdings Corp.                                30,000        575,400
=========================================================================
                                                                8,894,150
=========================================================================

Drug Retail-1.00%

CVS Corp.                                           50,000      1,386,500
=========================================================================

Electronic Equipment & Instruments-2.52%

Celestica Inc. (Canada)(a)                          75,000      1,035,000
-------------------------------------------------------------------------
Molex Inc.-Class A                                  19,200        446,016
-------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                     60,000        618,000
-------------------------------------------------------------------------
Waters Corp.(a)                                     55,000      1,384,900
=========================================================================
                                                                3,483,916
=========================================================================

Employment Services-2.12%

Manpower Inc.                                       25,000        852,500
-------------------------------------------------------------------------
Robert Half International Inc.(a)                  125,000      2,087,500
=========================================================================
                                                                2,940,000
=========================================================================

General Merchandise Stores-1.33%

Dollar Tree Stores, Inc.(a)                         70,000      1,840,300
=========================================================================

Health Care Distributors & Services-5.48%

AdvancePCS(a)                                       90,000      2,259,000
-------------------------------------------------------------------------
AMN Healthcare Services, Inc.(a)                    75,000      1,084,500
-------------------------------------------------------------------------
Express Scripts, Inc.(a)                            10,000        541,800
-------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)             25,000        602,500
-------------------------------------------------------------------------
Lincare Holdings Inc.(a)                            30,000      1,022,100
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
Health Care Distributors & Services-(Continued)

McKesson Corp.                                      70,000   $  2,086,700
=========================================================================
                                                                7,596,600
=========================================================================

Health Care Equipment-1.20%

Apogent Technologies Inc.(a)                        60,000      1,090,800
-------------------------------------------------------------------------
Fisher Scientific International Inc.(a)             20,000        572,000
=========================================================================
                                                                1,662,800
=========================================================================

Health Care Facilities-2.02%

Community Health Systems Inc.(a)                    60,000      1,410,000
-------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                           16,500        474,375
-------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                            25,000        912,500
=========================================================================
                                                                2,796,875
=========================================================================

Health Care Supplies-0.59%

Alcon, Inc. (Switzerland)(a)                        20,000        820,400
=========================================================================

Homebuilding-0.41%

Centex Corp.                                        12,500        568,500
=========================================================================

Hotels, Resorts & Cruise Lines-0.84%

Starwood Hotels & Resorts Worldwide, Inc.           50,000      1,165,000
=========================================================================

Industrial Machinery-1.08%

Danaher Corp.                                       15,000        867,750
-------------------------------------------------------------------------
SPX Corp.(a)                                        15,000        630,150
=========================================================================
                                                                1,497,900
=========================================================================

Insurance Brokers-1.33%

Willis Group Holdings Ltd. (Bermuda)(a)             60,000      1,836,000
=========================================================================

IT Consulting & Services-1.84%

SunGard Data Systems Inc.(a)                       115,000      2,549,550
=========================================================================

Managed Health Care-3.21%

Anthem, Inc.(a)                                     35,000      2,205,000
-------------------------------------------------------------------------
Caremark Rx, Inc.(a)                                90,000      1,593,000
-------------------------------------------------------------------------
First Health Group Corp.(a)                         25,000        649,500
=========================================================================
                                                                4,447,500
=========================================================================

Multi-Line Insurance-0.44%

HCC Insurance Holdings, Inc.                        25,000        613,250
=========================================================================

Multi-Utilities & Unregulated Power-0.81%

El Paso Corp.                                       75,000        581,250
-------------------------------------------------------------------------
Mirant Corp.(a)                                    250,000        535,000
=========================================================================
                                                                1,116,250
=========================================================================

Networking Equipment-0.44%

Brocade Communications Systems, Inc.(a)             87,500        601,125
=========================================================================

Oil & Gas Drilling-6.69%

ENSCO International Inc.                           100,000      2,704,000
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
Oil & Gas Drilling-(Continued)

Nabors Industries, Ltd. (Bermuda)(a)                65,000   $  2,273,050
-------------------------------------------------------------------------
National-Oilwell, Inc.(a)                           75,000      1,563,750
-------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                       45,000      1,301,400
-------------------------------------------------------------------------
Rowan Cos., Inc.(a)                                 70,000      1,427,300
=========================================================================
                                                                9,269,500
=========================================================================

Oil & Gas Equipment & Services-2.81%

Smith International, Inc.(a)                        82,000      2,563,320
-------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)         33,000      1,321,320
=========================================================================
                                                                3,884,640
=========================================================================

Personal Products-1.05%

Estee Lauder Cos. Inc. (The)-Class A                50,000      1,456,000
=========================================================================

Pharmaceuticals-2.21%

King Pharmaceuticals, Inc.(a)                       50,000        767,500
-------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)             50,000      2,295,000
=========================================================================
                                                                3,062,500
=========================================================================

Property & Casualty Insurance-2.37%

ACE Ltd. (Cayman Islands)                           55,000      1,691,250
-------------------------------------------------------------------------
Radian Group Inc.                                   45,000      1,587,150
=========================================================================
                                                                3,278,400
=========================================================================

Publishing-0.77%

Scholastic Corp.(a)                                 24,000      1,059,600
=========================================================================

Restaurants-2.78%

Darden Restaurants, Inc.                            50,000        949,000
-------------------------------------------------------------------------
Jack in the Box Inc.(a)                             30,000        650,700
-------------------------------------------------------------------------
Outback Steakhouse, Inc.                            43,000      1,464,150
-------------------------------------------------------------------------
Wendy's International, Inc.                         25,000        792,000
=========================================================================
                                                                3,855,850
=========================================================================

Semiconductor Equipment-2.29%

Cabot Microelectronics Corp.(a)                     35,000      1,588,650
-------------------------------------------------------------------------
Novellus Systems, Inc.(a)                           50,000      1,580,000
=========================================================================
                                                                3,168,650
=========================================================================

Semiconductors-3.93%

Altera Corp.(a)                                     70,000        820,400
-------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                           85,000      1,018,300
-------------------------------------------------------------------------
Linear Technology Corp.                             25,000        691,000
-------------------------------------------------------------------------
Microchip Technology Inc.                           25,000        610,000
-------------------------------------------------------------------------
Micron Technology, Inc.(a)                         100,000      1,600,000
-------------------------------------------------------------------------
Semtech Corp.(a)                                    50,000        706,500
=========================================================================
                                                                5,446,200
=========================================================================

Soft Drinks-0.49%

Pepsi Bottling Group, Inc. (The)                    25,000        673,750
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

Specialty Stores-4.87%

Barnes & Noble, Inc.(a)                             50,000   $  1,055,000
-------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                           20,000        709,200
-------------------------------------------------------------------------
Foot Locker, Inc.(a)                               105,000      1,029,000
-------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                              20,000        887,000
-------------------------------------------------------------------------
Tiffany & Co.                                       40,000      1,047,200
-------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                            85,000      2,023,000
=========================================================================
                                                                6,750,400
=========================================================================

Systems Software-1.41%

Computer Associates International, Inc.             65,000        965,900
-------------------------------------------------------------------------
VERITAS Software Corp.(a)                           65,000        991,250
=========================================================================
                                                                1,957,150
=========================================================================

Telecommunications Equipment-2.59%

UTStarcom, Inc.(a)                                 210,000      3,586,800
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

Trading Companies & Distributors-0.49%

Fastenal Co.                                        20,000   $    679,000
=========================================================================
    Total Common Stocks (Cost $138,011,245)                   124,740,556
=========================================================================

MONEY MARKET FUNDS-9.41%

STIC Liquid Assets Portfolio(b)                  6,518,756      6,518,756
-------------------------------------------------------------------------
STIC Prime Portfolio(b)                          6,518,756      6,518,756
=========================================================================
    Total Money Market Funds (Cost
      $13,037,512)                                             13,037,512
=========================================================================
TOTAL INVESTMENTS-99.46% (Cost $151,048,757)                  137,778,068
=========================================================================
OTHER ASSETS LESS LIABILITIES-0.54%                               750,876
=========================================================================
NET ASSETS-100.00%                                           $138,528,944
_________________________________________________________________________
=========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $151,048,757)*                                    $137,778,068
----------------------------------------------------------------
Receivables for:
  Investments sold                                     4,417,647
----------------------------------------------------------------
  Fund shares sold                                       316,945
----------------------------------------------------------------
  Dividends                                               27,298
----------------------------------------------------------------
Investment for deferred compensation plan                 12,690
----------------------------------------------------------------
Collateral for securities loaned                       3,308,750
----------------------------------------------------------------
Other assets                                              31,711
================================================================
    Total assets                                     145,893,109
________________________________________________________________
================================================================

LIABILITIES:

Payables for:
  Investments purchased                                3,387,662
----------------------------------------------------------------
  Fund shares reacquired                                 402,094
----------------------------------------------------------------
  Deferred compensation plan                              12,690
----------------------------------------------------------------
  Collateral upon return of securities loaned          3,308,750
----------------------------------------------------------------
Accrued distribution fees                                118,083
----------------------------------------------------------------
Accrued trustees' fees                                       800
----------------------------------------------------------------
Accrued transfer agent fees                               89,941
----------------------------------------------------------------
Accrued operating expenses                                44,145
================================================================
    Total liabilities                                  7,364,165
================================================================
Net assets applicable to shares outstanding         $138,528,944
________________________________________________________________
================================================================

NET ASSETS:

Class A                                             $ 63,463,318
________________________________________________________________
================================================================
Class B                                             $ 58,654,251
________________________________________________________________
================================================================
Class C                                             $ 16,403,883
________________________________________________________________
================================================================
Class R                                             $      7,492
________________________________________________________________
================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                                9,700,683
________________________________________________________________
================================================================
Class B                                                9,163,679
________________________________________________________________
================================================================
Class C                                                2,562,001
________________________________________________________________
================================================================
Class R                                                    1,146
________________________________________________________________
================================================================
Class A:
  Net asset value per share                         $       6.54
----------------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.54 divided by 94.50%)    $       6.92
________________________________________________________________
================================================================
Class B:
  Net asset value and offering price per share      $       6.40
________________________________________________________________
================================================================
Class C:
  Net asset value and offering price per share      $       6.40
________________________________________________________________
================================================================
Class R:
  Net asset value and offering price per share      $       6.54
________________________________________________________________
================================================================

* At October 31, 2002, securities with an aggregate market value of $3,629,239 were on loan to brokers.

Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,469)                                           $    393,962
----------------------------------------------------------------
Dividends from affiliated money market funds             262,194
----------------------------------------------------------------
Interest                                                      76
----------------------------------------------------------------
Security lending income                                   25,416
================================================================
    Total investment income                              681,648
================================================================

EXPENSES:

Advisory fees                                          1,620,211
----------------------------------------------------------------
Administrative services fees                              50,000
----------------------------------------------------------------
Custodian fees                                            49,246
----------------------------------------------------------------
Distribution fees -- Class A                             337,632
----------------------------------------------------------------
Distribution fees -- Class B                             822,210
----------------------------------------------------------------
Distribution fees -- Class C                             238,357
----------------------------------------------------------------
Distribution fees -- Class R                                  17
----------------------------------------------------------------
Transfer agent fees                                    1,053,288
----------------------------------------------------------------
Trustees' fees                                             9,394
----------------------------------------------------------------
Other                                                    217,745
================================================================
    Total expenses                                     4,398,100
================================================================
Less: Fees waived                                         (2,679)
----------------------------------------------------------------
    Expenses paid indirectly                              (3,916)
================================================================
    Net expenses                                       4,391,505
================================================================
Net investment income (loss)                          (3,709,857)
================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                         (51,459,202)
----------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                                6,176,897
================================================================
Net gain (loss) from investment securities           (45,282,305)
================================================================
Net increase (decrease) in net assets resulting
  from operations                                   $(48,992,162)
________________________________________________________________
================================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                  2002             2001
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (3,709,857)   $  (3,321,394)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (51,459,202)     (85,651,301)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         6,176,897      (34,496,810)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (48,992,162)    (123,469,505)
============================================================================================
Share transactions-net:
  Class A                                                        (8,529,105)      35,302,179
--------------------------------------------------------------------------------------------
  Class B                                                        (2,639,544)      30,599,965
--------------------------------------------------------------------------------------------
  Class C                                                        (1,653,044)       9,125,015
--------------------------------------------------------------------------------------------
  Class R                                                            10,003               --
============================================================================================
    Net increase (decrease) in net assets                       (61,803,852)     (48,442,346)
============================================================================================

NET ASSETS:

  Beginning of year                                             200,332,796      248,775,142
============================================================================================
  End of year                                                 $ 138,528,944    $ 200,332,796
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 314,422,132    $ 330,937,475
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (18,569)         (12,365)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (162,603,930)    (111,144,728)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (13,270,689)     (19,447,586)
============================================================================================
                                                              $ 138,528,944    $ 200,332,796
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets plus 0.75% of the Fund's average daily net assets over $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $2,679.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $610,985 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B, Class C and Class R shares paid $337,632, $822,210, $238,357 and $17, respectively.

  AIM Distributors retained commissions of $70,433 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $1,045, $601, $14,782, and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B, Class C, and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $4,888 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,368 and reductions in custodian fees of $548 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,916.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $3,629,239 were on loan to brokers. The loans were secured by cash collateral of $3,308,750 received by the Fund and subsequently invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2002, the Fund received fees of $25,416 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2002 and 2001.

Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments              $ (14,719,044)
----------------------------------------------------------
Temporary book/tax differences                     (18,569)
----------------------------------------------------------
Capital loss carryforward                     (161,155,575)
----------------------------------------------------------
Shares of beneficial interest                  314,422,132
==========================================================
                                             $ 138,528,944
__________________________________________________________
==========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

  The temporary book/tax differences are the result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

The Fund's capital loss carryforward expires as follows:

                                             CAPITAL LOSS
EXPIRATION                                   CARRYFORWARD
---------------------------------------------------------
October 31, 2008                             $ 23,619,065
---------------------------------------------------------
October 31, 2009                               86,724,292
---------------------------------------------------------
October 31, 2010                               50,812,218
=========================================================
                                             $161,155,575
_________________________________________________________
=========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $342,738,409 and $356,538,958, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $ 11,035,029
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (25,754,073)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $(14,719,044)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $152,497,112.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of a net operating loss reclassification on October 31, 2002, undistributed net investment income (loss) was increased by $3,703,653 and shares of beneficial interest decreased by $3,703,653. This reclassification had no effect on net assets of the Fund.


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      8,138,787*   $ 73,354,688*    7,467,674    $ 81,492,237
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,669,099      31,692,709     5,024,132      57,335,690
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,168,577      10,169,033     1,707,494      19,292,222
----------------------------------------------------------------------------------------------------------------------
  Class R**                                                        1,146          10,003            --              --
======================================================================================================================
Reacquired:
  Class A                                                     (9,446,798)    (81,883,793)   (4,452,029)    (46,190,058)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (4,198,791)*   (34,332,253)*  (2,619,664)    (26,735,725)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,442,681)    (11,822,077)     (973,019)    (10,167,207)
======================================================================================================================
                                                              (2,110,661)   $(12,811,690)    6,154,588    $ 75,027,159
______________________________________________________________________________________________________________________
======================================================================================================================

 * Includes automatic conversion of 76,507 shares of Class B shares in the amount of $635,418 to 74,934 shares of Class A shares in the amount of $635,418.
** Class R shares commenced sales on June 3, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                                                --------------------------------------------
                                                                                            NOVEMBER 1, 1999
                                                                     YEAR ENDED             (DATE OPERATIONS
                                                                     OCTOBER 31,             COMMENCED) TO
                                                                ---------------------         OCTOBER 31,
                                                                 2002          2001               2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  8.58       $ 14.38           $  10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.13)(a)     (0.11)(a)          (0.12)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.91)        (5.69)              4.50
============================================================================================================
    Total from investment operations                              (2.04)        (5.80)              4.38
============================================================================================================
Net asset value, end of period                                  $  6.54       $  8.58           $  14.38
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (23.78)%      (40.33)%            43.80%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $63,463       $94,457           $114,913
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets                            1.83%(c)      1.65%              1.63%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets       (1.49)%(c)    (1.06)%            (0.76)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                             185%          173%               183%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $96,466,301.
(d)  Annualized.

                                                                                  CLASS B
                                                                --------------------------------------------
                                                                                            NOVEMBER 1, 1999
                                                                     YEAR ENDED             (DATE OPERATIONS
                                                                     OCTOBER 31,             COMMENCED) TO
                                                                ---------------------         OCTOBER 31,
                                                                 2002          2001               2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  8.45       $ 14.25           $  10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.18)(a)     (0.18)(a)          (0.22)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.87)        (5.62)              4.47
============================================================================================================
    Total from investment operations                              (2.05)        (5.80)              4.25
============================================================================================================
Net asset value, end of period                                  $  6.40       $  8.45           $  14.25
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (24.26)%      (40.70)%            42.50%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $58,654       $81,905           $103,893
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets                            2.48%(c)      2.32%              2.32%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets       (2.14)%(c)    (1.73)%            (1.45)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                             185%          173%               183%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $82,221,008.
(d)  Annualized.

                                                                                    CLASS C
                                                                ------------------------------------------------
                                                                                                NOVEMBER 1, 1999
                                                                       YEAR ENDED                 (DATE SALES
                                                                       OCTOBER 31,               COMMENCED) TO
                                                                -------------------------         OCTOBER 31,
                                                                 2002              2001               2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  8.45           $ 14.26           $ 10.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.18)(a)         (0.18)(a)         (0.22)(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.87)            (5.63)             4.48
================================================================================================================
    Total from investment operations                              (2.05)            (5.81)             4.26
================================================================================================================
Net asset value, end of period                                  $  6.40           $  8.45           $ 14.26
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                  (24.26)%          (40.74)%           42.60%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $16,404           $23,971           $29,969
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets                            2.48%(c)          2.32%             2.32%(d)
================================================================================================================
Ratio of net investment income (loss) to average net assets       (2.14)%(c)        (1.73)%           (1.45)%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                             185%              173%              183%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $23,835,757.
(d)  Annualized.

                                                                   CLASS R
                                                                -------------
                                                                JUNE 3, 2002
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                 OCTOBER 31,
                                                                    2002
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $ 8.73
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.05)(a)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (2.14)
=============================================================================
    Total from investment operations                                (2.19)
=============================================================================
Net asset value, end of period                                     $ 6.54
_____________________________________________________________________________
=============================================================================
Total return(b)                                                    (25.09)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $    7
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                              1.98%(c)
=============================================================================
Ratio of net investment income (loss) to average net assets         (1.64)%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                               185%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $8,077.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM U.S. Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM U.S. Growth Fund (a portfolio AIM Equity Funds), including the schedule of investments, as of October 31, 2002, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.



We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM U.S. Growth Fund as of October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
December 10, 2002

FINANCIALS

Schedule of Investments

October 31, 2002

                                                         MARKET
                                               SHARES    VALUE
----------------------------------------------------------------
COMMON STOCKS-98.24%

Aerospace & Defense-2.69%

Lockheed Martin Corp.                            240    $ 13,896
----------------------------------------------------------------
Northrop Grumman Corp.                           120      12,376
================================================================
                                                          26,272
================================================================

Air Freight & Logistics-0.87%

FedEx Corp.                                      160       8,510
================================================================

Airlines-1.03%

Southwest Airlines Co.                           690      10,074
================================================================

Apparel Retail-0.53%

TJX Cos., Inc. (The)                             250       5,130
================================================================

Application Software-0.53%

Electronic Arts Inc.(a)                           80       5,210
================================================================

Banks-6.90%

Bank of America Corp.                            210      14,658
----------------------------------------------------------------
Fifth Third Bancorp                              300      19,050
----------------------------------------------------------------
Synovus Financial Corp.                          930      19,056
----------------------------------------------------------------
Wells Fargo & Co.                                290      14,636
================================================================
                                                          67,400
================================================================

Biotechnology-1.05%

Amgen Inc.(a)                                    220      10,243
================================================================

Brewers-0.54%

Anheuser-Busch Cos., Inc.                        100       5,276
================================================================

Broadcasting & Cable TV-0.57%

Clear Channel Communications, Inc.(a)            150       5,557
================================================================

Casinos & Gambling-0.47%

Harrah's Entertainment, Inc.(a)                  110       4,620
================================================================

Computer & Electronics Retail-0.65%

CDW Computer Centers, Inc.(a)                    120       6,362
================================================================

Computer Hardware-2.20%

Dell Computer Corp.(a)                           750      21,457
================================================================

Consumer Finance-1.54%

MBNA Corp.                                       740      15,029
================================================================

Data Processing Services-2.19%

Concord EFS, Inc.(a)                             480       6,854
----------------------------------------------------------------
Fiserv, Inc.(a)                                  270       8,435
----------------------------------------------------------------
Paychex, Inc.                                    210       6,052
================================================================
                                                          21,341
================================================================

Department Stores-0.90%

Kohl's Corp.(a)                                  150       8,767
================================================================

                                                         MARKET
                                               SHARES    VALUE
----------------------------------------------------------------

Diversified Financial Services-5.70%

Citigroup Inc.                                   910    $ 33,625
----------------------------------------------------------------
Fannie Mae                                       330      22,064
================================================================
                                                          55,689
================================================================

Drug Retail-1.24%

Walgreen Co.                                     360      12,150
================================================================

Electric Utilities-1.09%

FPL Group, Inc.                                  180      10,616
================================================================

Food Distributors-1.17%

Sysco Corp.                                      360      11,405
================================================================

General Merchandise Stores-3.61%

Family Dollar Stores, Inc.                       180       5,542
----------------------------------------------------------------
Target Corp.                                     150       4,518
----------------------------------------------------------------
Wal-Mart Stores, Inc.                            470      25,169
================================================================
                                                          35,229
================================================================

Health Care Distributors & Services-0.57%

Cardinal Health, Inc.                             80       5,537
================================================================

Health Care Equipment-1.99%

Biomet, Inc.                                     280       8,249
----------------------------------------------------------------
Medtronic, Inc.                                  250      11,200
================================================================
                                                          19,449
================================================================

Health Care Facilities-0.71%

HCA Inc.                                         160       6,958
================================================================

Home Improvement Retail-1.21%

Home Depot, Inc. (The)                           150       4,332
----------------------------------------------------------------
Lowe's Cos., Inc.                                180       7,511
================================================================
                                                          11,843
================================================================

Household Products-1.54%

Procter & Gamble Co. (The)                       170      15,037
================================================================

Housewares & Specialties-0.73%

Newell Rubbermaid Inc.                           220       7,132
================================================================

Industrial Conglomerates-3.99%

3M Co.                                            60       7,616
----------------------------------------------------------------
General Electric Co.                           1,240      31,310
================================================================
                                                          38,926
================================================================

INDUSTRIAL MACHINERY-0.47%

Danaher Corp.                                     80       4,628
================================================================

INSURANCE BROKERS-1.01%

Marsh & McLennan Cos., Inc.                      210       9,809
================================================================

                                                         MARKET
                                               SHARES    VALUE
----------------------------------------------------------------

Integrated Oil & Gas-3.83%

ChevronTexaco Corp.                              130    $  8,792
----------------------------------------------------------------
Exxon Mobil Corp.                                850      28,611
================================================================
                                                          37,403
================================================================

Integrated Telecommunication Services-3.84%

AT&T Corp.                                       810      10,562
----------------------------------------------------------------
SBC Communications Inc.                          580      14,883
----------------------------------------------------------------
Verizon Communications Inc.                      320      12,083
================================================================
                                                          37,528
================================================================

Managed Health Care-0.84%

UnitedHealth Group Inc.                           90       8,186
================================================================

Metal & Glass Containers-0.79%

Ball Corp.                                       160       7,749
================================================================

Motorcycle Manufacturers-1.07%

Harley-Davidson, Inc.                            200      10,460
================================================================

Movies & Entertainment-1.95%

Viacom Inc.-Class B(a)                           190       8,476
----------------------------------------------------------------
Walt Disney Co. (The)                            630      10,521
================================================================
                                                          18,997
================================================================

Multi-Line Insurance-3.08%

American International Group, Inc.               480      30,024
================================================================

Multi-Utilities & Unregulated Power-1.15%

Duke Energy Corp.                                550      11,270
================================================================

Networking Equipment-1.21%

Cisco Systems, Inc.(a)                         1,060      11,851
================================================================

Oil & Gas Drilling-0.54%

Nabors Industries, Ltd. (Bermuda)(a)             150       5,246
================================================================

Oil & Gas Equipment & Services-1.02%

BJ Services Co.(a)                               170       5,156
----------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)      120       4,805
================================================================
                                                           9,961
================================================================

Oil & Gas Exploration & Production-0.50%

Apache Corp.                                      90       4,865
================================================================

Personal Products-0.98%

Gillette Co. (The)                               320       9,562
================================================================

Pharmaceuticals-10.45%

Bristol-Myers Squibb Co.                         620      15,258
----------------------------------------------------------------
Forest Laboratories, Inc.(a)                     100       9,799
----------------------------------------------------------------

                                                         MARKET
                                               SHARES    VALUE
----------------------------------------------------------------
Pharmaceuticals-(Continued)

Johnson & Johnson                                460    $ 27,025
----------------------------------------------------------------
Lilly (Eli) & Co.                                130       7,215
----------------------------------------------------------------
Merck & Co. Inc.                                 150       8,136
----------------------------------------------------------------
Pfizer Inc.                                      910      28,911
----------------------------------------------------------------
Wyeth                                            170       5,695
================================================================
                                                         102,039
================================================================

Property & Casualty Insurance-2.22%

Ambac Financial Group, Inc.                      350      21,630
================================================================

Restaurants-1.56%

Brinker International, Inc.(a)                   180       5,110
----------------------------------------------------------------
Starbucks Corp.(a)                               240       5,700
----------------------------------------------------------------
Wendy's International, Inc.                      140       4,435
================================================================
                                                          15,245
================================================================

Semiconductor Equipment-1.12%

Applied Materials, Inc.(a)                       370       5,561
----------------------------------------------------------------
KLA-Tencor Corp.(a)                              150       5,345
================================================================
                                                          10,906
================================================================

Semiconductors-4.21%

Intel Corp.                                      730      12,629
----------------------------------------------------------------
Linear Technology Corp.                          190       5,252
----------------------------------------------------------------
Microchip Technology Inc.                        950      23,180
================================================================
                                                          41,061
================================================================

Soft Drinks-1.90%

Coca-Cola Co. (The)                              400      18,592
================================================================

Specialty Chemicals-0.54%

Ecolab Inc.                                      110       5,308
================================================================

Specialty Stores-0.80%

Bed Bath & Beyond Inc.(a)                        220       7,801
================================================================

Systems Software-4.33%

Microsoft Corp.(a)                               790      42,241
================================================================

Tobacco-2.13%

Philip Morris Cos. Inc.                          510      20,783
================================================================

Trading Companies & Distributors-0.49%

Fastenal Co.                                     140       4,753
================================================================
    Total Common Stocks (Cost $971,141)                  959,117
================================================================
TOTAL INVESTMENTS-98.24% (Cost $971,141)                 959,117
================================================================
OTHER ASSETS LESS LIABILITIES-1.76%                       17,218
================================================================
NET ASSETS-100.00%                                      $976,335
________________________________________________________________
================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
OCTOBER 31, 2002

ASSETS:

Investments, at market value (cost $971,141)                                        $ 959,117
---------------------------------------------------------------------------------------------
Cash                                                                                   17,253
---------------------------------------------------------------------------------------------
Receivables for:
   Amount due from advisor                                                             13,538
---------------------------------------------------------------------------------------------
   Investments sold                                                                     1,859
---------------------------------------------------------------------------------------------
   Dividends                                                                              994
=============================================================================================
      Total assets                                                                    992,761
_____________________________________________________________________________________________
=============================================================================================

LIABILITIES:

Payables for:
Accrued trustees' fees                                                                    663
---------------------------------------------------------------------------------------------
Accrued transfer agent fees                                                                 5
---------------------------------------------------------------------------------------------
Accrued operating expenses                                                             15,758
=============================================================================================
      Total liabilities                                                                16,426
=============================================================================================
Net assets applicable to shares outstanding                                         $ 976,335
_____________________________________________________________________________________________
=============================================================================================

NET ASSETS:

Class A                                                                             $ 390,533
_____________________________________________________________________________________________
=============================================================================================
Class B                                                                             $ 292,901
_____________________________________________________________________________________________
=============================================================================================
Class C                                                                             $ 292,901
_____________________________________________________________________________________________
=============================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                                                                40,001
_____________________________________________________________________________________________
=============================================================================================
Class B                                                                                30,001
_____________________________________________________________________________________________
=============================================================================================
Class C                                                                                30,001
_____________________________________________________________________________________________
=============================================================================================
Class A :
   Net asset value per share                                                        $    9.76
---------------------------------------------------------------------------------------------
   Offering price per share:
      (Net asset value of $9.76 / 94.50%)                                           $   10.33
_____________________________________________________________________________________________
=============================================================================================
Class B :
   Net asset value and offering price per share                                     $    9.76
_____________________________________________________________________________________________
=============================================================================================
Class C :
   Net asset value and offering price per share                                     $    9.76
_____________________________________________________________________________________________
=============================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 30, 2002 (DATE OPERATIONS COMMENCED)
THROUGH OCTOBER 31, 2002

INVESTMENT INCOME:

Dividends                                                                           $   2,229
---------------------------------------------------------------------------------------------
Interest                                                                                  295
=============================================================================================
   Total investment income                                                              2,524
=============================================================================================

EXPENSES:

Advisory fees                                                                           1,237
---------------------------------------------------------------------------------------------
Administrative services fees                                                            8,493
---------------------------------------------------------------------------------------------
Custodian fees                                                                          2,442
---------------------------------------------------------------------------------------------
Distribution fees--Class A                                                                231
---------------------------------------------------------------------------------------------
Distribution fees--Class B                                                                495
---------------------------------------------------------------------------------------------
Distribution fees--Class C                                                                495
---------------------------------------------------------------------------------------------
Printing                                                                                9,280
---------------------------------------------------------------------------------------------
Professional fees                                                                      11,588
---------------------------------------------------------------------------------------------
Transfer agent fees                                                                        14
---------------------------------------------------------------------------------------------
Trustees' fees                                                                          2,652
---------------------------------------------------------------------------------------------
Other                                                                                     752
=============================================================================================
      Total expenses                                                                   37,679
=============================================================================================
Less:  Fees waived and expenses reimbursed                                            (34,778)
----------------------------------------------------------------------------------------------
      Expenses paid indirectly                                                            (13)
=============================================================================================
      Net expenses                                                                      2,888
=============================================================================================
Net investment income (loss)                                                             (364)
=============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES:

Net realized gain (loss) from investment securities                                   (11,307)
---------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investment securities         (12,024)
=============================================================================================
Net gain (loss) from investment securities                                            (23,331)
=============================================================================================
Net increase (decrease) in net assets resulting from operations                     $ (23,695)
_____________________________________________________________________________________________
=============================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 30, 2002 (DATE OPERATIONS COMMENCED)
THROUGH OCTOBER 31, 2002

                                                                                  OCTOBER 31,
                                                                                     2002
                                                                                  -----------
OPERATIONS:
   Net investment income (loss)                                                     $    (364)
---------------------------------------------------------------------------------------------
   Net realized gain (loss) from investment securities                                (11,307)
---------------------------------------------------------------------------------------------
   Change in net unrealized appreciation (depreciation) of investment securities      (12,024)
=============================================================================================
      Net increase (decrease) in net assets resulting from operations                 (23,695)
=============================================================================================
Share transactions-net:
   Class A                                                                            400,010
---------------------------------------------------------------------------------------------
   Class B                                                                            300,010
---------------------------------------------------------------------------------------------
   Class C                                                                            300,010
=============================================================================================
      Net increase in net assets                                                      976,335
=============================================================================================

NET ASSETS:

   Beginning of period                                                                     --
=============================================================================================
   End of period                                                                    $ 976,335
_____________________________________________________________________________________________
=============================================================================================

NET ASSETS CONSIST OF:

   Shares of beneficial interest                                                    $ 993,105
---------------------------------------------------------------------------------------------
   Undistributed net investment income                                                  6,561
---------------------------------------------------------------------------------------------
   Undistributed net realized gain (loss) from investment securities                  (11,307)
---------------------------------------------------------------------------------------------
   Unrealized appreciation (depreciation) of investment securities                    (12,024)
=============================================================================================
                                                                                    $ 976,335
_____________________________________________________________________________________________
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

October 31, 2002

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM U.S. Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund commenced operations August 30, 2002 and consists of three different classes of shares that are not currently available for sale: Class A shares, Class B shares and Class C shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS - Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES - Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the Fund's next $1 billion of average daily net assets, plus 0.65% of the Fund's average daily nest assets in excess of $2 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 1.75% which may be terminated or modified at any time. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the period August 30, 2002 (date operations commenced) through October 31, 2002, AIM waived fees of $1,237 and reimbursed expenses of $32,320.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period August 30, 2002 (date operations commenced) through October 31, 2002, AIM was paid $8,493 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period August 30, 2002 (date operations commenced) through October 31, 2002, AFS retained $6 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. This waiver may be terminated or modified at any time. Pursuant to the master distribution agreements, for the period August 30, 2002 (date operations commenced) through October 31, 2002, AIM Distributors waived fees of $231, $495 and $495 for Class A, Class B and Class C shares, respectively.

  AIM Distributors retained commissions of $0 from sales of the Class A shares of the Fund during the period August 30, 2002 (date operations commenced) through October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the period August 30, 2002 (date operations commenced) through October 31,

2002, AIM Distributors retained $0, $0 and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the period August 30, 2002 (date operations commenced) through October 31, 2002, the Fund paid legal fees of $0 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES

For the period August 30, 2002 (date operations commenced) through October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2 and reductions in custodian fees of $11 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $13.

NOTE 4 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

There were no ordinary income or long-term capital distributions paid during the period August 30, 2002 (date operations commenced) through October 31, 2002.

Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

     Undistributed ordinary income                                    $        6,561
     Unrealized appreciation (depreciation) - investments                   (12,024)
     Capital loss carryforward                                              (11,307)
     Shares of beneficial interest                                           993,105
                                                                      ---------------
                                                                      $      976,335
                                                                      ===============

Unrealized appreciation (depreciation) is the same for tax and financial statement purposes.

The Fund's capital loss carryforward expires as follows:

                                          CAPITAL
        EXPIRATION                    LOSS CARRYFORWARD
     ----------------                 -----------------
     October 31, 2010                      $11,307


NOTE 6 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period August 30, 2002 (date operations commenced) through October 31, 2002 was $992,044 and $9,596, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment securities                  $       36,742
------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                       (48,766)
==========================================================================================
Net unrealized appreciation (depreciation) of investment securities         $      (12,024)
__________________________________________________________________________________________
==========================================================================================

Investments have the same costs for tax and financial statement purposes.

NOTE 7 - RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of stock issuance costs, and other items, on October 31, 2002, undistributed net investment income was increased by $6,925 and shares of beneficial interest decreased by $6,925. This reclassification had no effect on the net assets of the Fund.

NOTE 8 - SHARE INFORMATION

Changes in shares outstanding during the period August 30, 2002 (date operations commenced) through October 31, 2002 were as follows:

                                                  2002
                                    --------------------------------
                                       SHARES             AMOUNT
                                    ------------     ---------------
Sold:
  Class A *                               40,001     $       400,010
--------------------------------------------------------------------
  Class B *                               30,001             300,010
--------------------------------------------------------------------
  Class C *                               30,001             300,010
====================================================================
                                         100,003     $     1,000,030
____________________________________________________________________
====================================================================

* Currently all shares are owned by AIM.

NOTE 9 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding during the period August 30, 2002 (date operations commenced) through October 31, 2002.

                                                                             CLASS A
                                                                   ---------------------------
                                                                          AUGUST 30, 2002
                                                                   (DATE OPERATIONS COMMENCED)
                                                                          TO OCTOBER 31,
                                                                               2002
                                                                   ---------------------------
Net asset value, beginning of period                                         $   10.00
--------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                          0.00
--------------------------------------------------------------------------------------
   Net gains (losses) on securities (both realized and unrealized)               (0.24)
______________________________________________________________________________________
======================================================================================
      Total from investment operations                                           (0.24)
______________________________________________________________________________________
======================================================================================
Net asset value, end of period                                               $    9.76
______________________________________________________________________________________
======================================================================================
Total return (a)                                                                 (2.40)%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     $     391
______________________________________________________________________________________
======================================================================================
Ratio of expenses to average net assets:
   With fee waivers and expense reimbursement                                     1.76%(b)
--------------------------------------------------------------------------------------
   Without fee waivers and expense reimbursement                                 22.45%(b)
______________________________________________________________________________________
======================================================================================
Ratio of net investment income (loss) to average net assets                      (0.22)%(b)
______________________________________________________________________________________
======================================================================================
Portfolio turnover rate                                                              1%
______________________________________________________________________________________
======================================================================================

(a) Includes adjustments in accordance with generally accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(b)   Ratios are annualized and based on average daily net assets of $382,290.

                                                                             CLASS B
                                                                   ---------------------------
                                                                         AUGUST 30, 2002
                                                                   (DATE OPERATIONS COMMENCED)
                                                                          TO OCTOBER 31,
                                                                               2002
                                                                   ---------------------------
Net asset value, beginning of period                                         $   10.00
--------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                          0.00
--------------------------------------------------------------------------------------
   Net gains (losses) on securities (both realized and unrealized)               (0.24)
______________________________________________________________________________________
======================================================================================
      Total from investment operations                                           (0.24)
______________________________________________________________________________________
======================================================================================
Net asset value, end of period                                               $    9.76
______________________________________________________________________________________
======================================================================================
Total return (a)                                                                 (2.40)%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     $    293
______________________________________________________________________________________
======================================================================================
Ratio of expenses to average net assets:
   With fee waivers and expense reimbursement                                     1.76%(b)
--------------------------------------------------------------------------------------
   Without fee waivers and expense reimbursement                                 23.10%(b)
______________________________________________________________________________________
======================================================================================
Ratio of net investment income (loss) to average net assets                      (0.22)%(b)
______________________________________________________________________________________
======================================================================================
Portfolio turnover rate                                                              1%
______________________________________________________________________________________
======================================================================================

(a) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)   Ratios are annualized and based on average daily net assets of $286,720.

                                                                             CLASS C
                                                                   ---------------------------
                                                                         AUGUST 30, 2002
                                                                   (DATE OPERATIONS COMMENCED)
                                                                         TO OCTOBER 31,
                                                                              2002
                                                                   ---------------------------
Net asset value, beginning of period                                         $   10.00
--------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                          0.00
--------------------------------------------------------------------------------------
   Net gains (losses) on securities (both realized and unrealized)               (0.24)
______________________________________________________________________________________
======================================================================================
      Total from investment operations                                           (0.24)
______________________________________________________________________________________
======================================================================================
Net asset value, end of period                                               $    9.76
______________________________________________________________________________________
======================================================================================
Total return (a)                                                                 (2.40)%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     $     293
______________________________________________________________________________________
======================================================================================
Ratio of expenses to average net assets:
   With fee waivers and expense reimbursement                                     1.76%(b)
--------------------------------------------------------------------------------------
   Without fee waivers and expense reimbursement                                 23.10%(b)
______________________________________________________________________________________
======================================================================================
Ratio of net investment income (loss) to average net assets                      (0.22)%(b)
______________________________________________________________________________________
======================================================================================
Portfolio turnover rate                                                              1%
______________________________________________________________________________________
======================================================================================

(a) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)   Ratios are annualized and based on average daily net assets of $286,720.

Report of Independent Auditors

To the Shareholders of AIM Weingarten Fund and Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Weingarten Fund (a portfolio AIM Equity Funds), including the schedule of investments, as of October 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Weingarten Fund as of October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP
Houston, Texas
December 10, 2002

FINANCIALS

Schedule of Investments

October 31, 2002

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.40%

Advertising-0.74%

Omnicom Group Inc.                                350,000    $   20,170,500
===========================================================================

Aerospace & Defense-1.44%

L-3 Communications Holdings, Inc.(a)              200,000         9,400,000
---------------------------------------------------------------------------
Lockheed Martin Corp.                             250,000        14,475,000
---------------------------------------------------------------------------
United Technologies Corp.                         250,000        15,417,500
===========================================================================
                                                                 39,292,500
===========================================================================

Airlines-0.32%

Southwest Airlines Co.                            600,000         8,760,000
===========================================================================

Apparel Retail-2.15%

Gap, Inc. (The)                                 2,065,900        24,315,643
---------------------------------------------------------------------------
Limited Brands                                    600,000         9,402,000
---------------------------------------------------------------------------
Ross Stores, Inc.                                 250,000        10,462,500
---------------------------------------------------------------------------
TJX Cos., Inc. (The)                              700,000        14,364,000
===========================================================================
                                                                 58,544,143
===========================================================================

Application Software-0.76%

Electronic Arts Inc.(a)(b)                        150,000         9,768,000
---------------------------------------------------------------------------
PeopleSoft, Inc.(a)                               600,000        10,860,000
===========================================================================
                                                                 20,628,000
===========================================================================

Automobile Manufacturers-0.52%

Bayerische Motoren Werke A.G. (Germany)           400,000        14,272,916
===========================================================================

Banks-2.91%

Bank of America Corp.                             600,000        41,880,000
---------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                  350,000         9,100,000
---------------------------------------------------------------------------
Kookmin Bank-ADR (South Korea)                    400,000        12,940,000
---------------------------------------------------------------------------
Synovus Financial Corp.                           750,000        15,367,500
===========================================================================
                                                                 79,287,500
===========================================================================

Biotechnology-0.93%

Gilead Sciences, Inc.(a)                          400,000        13,896,000
---------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                     250,000        11,505,000
===========================================================================
                                                                 25,401,000
===========================================================================

Brewers-0.68%

Anheuser-Busch Cos., Inc.                         350,000        18,466,000
===========================================================================

Broadcasting & Cable TV-1.28%

Clear Channel Communications, Inc.(a)             700,000        25,935,000
---------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)          350,000         9,068,500
===========================================================================
                                                                 35,003,500
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

Building Products-1.00%

American Standard Cos. Inc.(a)                    100,000    $    6,670,000
---------------------------------------------------------------------------
Masco Corp.                                     1,000,000        20,560,000
===========================================================================
                                                                 27,230,000
===========================================================================

Computer Hardware-3.49%

Dell Computer Corp.(a)                          2,000,000        57,220,000
---------------------------------------------------------------------------
Hewlett-Packard Co.                               900,000        14,220,000
---------------------------------------------------------------------------
International Business Machines Corp.             300,000        23,682,000
===========================================================================
                                                                 95,122,000
===========================================================================

Construction Materials-0.31%

Vulcan Materials Co.                              250,000         8,390,000
===========================================================================

Consumer Finance-1.30%

Household International, Inc.                     300,000         7,128,000
---------------------------------------------------------------------------
MBNA Corp.                                      1,400,000        28,434,000
===========================================================================
                                                                 35,562,000
===========================================================================

Data Processing Services-1.78%

First Data Corp.                                  400,000        13,976,000
---------------------------------------------------------------------------
Fiserv, Inc.(a)                                   600,000        18,744,000
---------------------------------------------------------------------------
Paychex, Inc.                                     550,000        15,851,000
===========================================================================
                                                                 48,571,000
===========================================================================

Department Stores-2.00%

Federated Department Stores, Inc.(a)              400,000        12,280,000
---------------------------------------------------------------------------
Kohl's Corp.(a)                                   500,000        29,225,000
---------------------------------------------------------------------------
Nordstrom, Inc.                                   650,000        12,948,000
===========================================================================
                                                                 54,453,000
===========================================================================

Diversified Commercial Services-1.87%

Apollo Group, Inc.-Class A(a)                     350,000        14,525,000
---------------------------------------------------------------------------
Cendant Corp.(a)                                  800,000         9,200,000
---------------------------------------------------------------------------
H&R Block, Inc.                                   400,000        17,752,000
---------------------------------------------------------------------------
Weight Watchers International, Inc.(a)            200,000         9,470,000
===========================================================================
                                                                 50,947,000
===========================================================================

Diversified Financial Services-7.03%

American Express Co.                              450,000        16,366,500
---------------------------------------------------------------------------
Charles Schwab Corp. (The)                      1,500,000        13,770,000
---------------------------------------------------------------------------
Citigroup Inc.                                    750,000        27,712,500
---------------------------------------------------------------------------
Fannie Mae                                        300,000        20,058,000
---------------------------------------------------------------------------
Freddie Mac                                       450,000        27,711,000
---------------------------------------------------------------------------


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
Diversified Financial Services-(Continued)

Goldman Sachs Group, Inc. (The)                   400,000    $   28,640,000
---------------------------------------------------------------------------
J.P. Morgan Chase & Co.                         1,000,000        20,750,000
---------------------------------------------------------------------------
Moody's Corp.                                     200,000         9,420,000
---------------------------------------------------------------------------
SLM Corp.                                         150,000        15,411,000
---------------------------------------------------------------------------
Stilwell Financial, Inc.                        1,000,000        11,710,000
===========================================================================
                                                                191,549,000
===========================================================================

Drug Retail-1.09%

CVS Corp.                                         400,000        11,092,000
---------------------------------------------------------------------------
Walgreen Co.                                      550,000        18,562,500
===========================================================================
                                                                 29,654,500
===========================================================================

Employment Services-0.40%

Robert Half International Inc.(a)                 650,000        10,855,000
===========================================================================

Food Distributors-0.41%

Sysco Corp.                                       350,000        11,088,000
===========================================================================

Food Retail-0.78%

Kroger Co. (The)(a)                               650,000         9,646,000
---------------------------------------------------------------------------
Whole Foods Market, Inc.(a)                       250,000        11,663,500
===========================================================================
                                                                 21,309,500
===========================================================================

Footwear-0.52%

NIKE, Inc.-Class B                                300,000        14,157,000
===========================================================================

General Merchandise Stores-1.39%

Family Dollar Stores, Inc.                        350,000        10,776,500
---------------------------------------------------------------------------
Target Corp.                                      900,000        27,108,000
===========================================================================
                                                                 37,884,500
===========================================================================

Health Care Distributors & Services-2.30%

AdvancePCS(a)                                     400,000        10,040,000
---------------------------------------------------------------------------
AmerisourceBergen Corp.                           200,000        14,230,000
---------------------------------------------------------------------------
Cardinal Health, Inc.                             400,000        27,684,000
---------------------------------------------------------------------------
Express Scripts, Inc.(a)                          200,000        10,836,000
===========================================================================
                                                                 62,790,000
===========================================================================

Health Care Equipment-2.71%

Becton, Dickinson & Co.                           400,000        11,804,000
---------------------------------------------------------------------------
Boston Scientific Corp.(a)                        450,000        16,933,500
---------------------------------------------------------------------------
Medtronic, Inc.                                   450,000        20,160,000
---------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         300,000        10,683,000
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)(b)                       350,000        14,427,000
===========================================================================
                                                                 74,007,500
===========================================================================

Health Care Facilities-1.85%

HCA Inc.                                          500,000        21,745,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
Health Care Facilities-(Continued)

Tenet Healthcare Corp.(a)                       1,000,000    $   28,750,000
===========================================================================
                                                                 50,495,000
===========================================================================

Health Care Supplies-0.90%

Alcon, Inc. (Switzerland)(a)                      600,000        24,612,000
===========================================================================

Home Improvement Retail-2.35%

Home Depot, Inc. (The)                          1,350,000        38,988,000
---------------------------------------------------------------------------
Lowe's Cos., Inc.                                 600,000        25,038,000
===========================================================================
                                                                 64,026,000
===========================================================================

Hotels, Resorts & Cruise Lines-0.54%

Royal Caribbean Cruises Ltd.                      800,000        14,688,000
===========================================================================

Household Appliances-0.34%

Black & Decker Corp. (The)                        200,000         9,352,000
===========================================================================

Household Products-2.13%

Colgate-Palmolive Co.                             250,000        13,745,000
---------------------------------------------------------------------------
Procter & Gamble Co. (The)                        500,000        44,225,000
===========================================================================
                                                                 57,970,000
===========================================================================

Housewares & Specialties-0.77%

Newell Rubbermaid Inc.                            650,000        21,073,000
===========================================================================

Industrial Conglomerates-1.59%

Tyco International Ltd. (Bermuda)               3,000,000        43,380,000
===========================================================================

Industrial Gases-0.72%

Air Products & Chemicals, Inc.                    200,000         8,840,000
---------------------------------------------------------------------------
Praxair, Inc.                                     200,000        10,900,000
===========================================================================
                                                                 19,740,000
===========================================================================

Industrial Machinery-0.53%

Danaher Corp.                                     250,000        14,462,500
===========================================================================

Integrated Telecommunication Services-1.07%

AT&T Corp.                                      1,550,000        20,212,000
---------------------------------------------------------------------------
SBC Communications Inc.                           350,000         8,981,000
===========================================================================
                                                                 29,193,000
===========================================================================

Internet Retail-1.01%

Amazon.com, Inc.(a)                               600,000        11,616,000
---------------------------------------------------------------------------
eBay Inc.(a)                                      250,000        15,815,000
===========================================================================
                                                                 27,431,000
===========================================================================

Internet Software & Services-0.49%

Yahoo! Inc.(a)                                    900,000        13,428,000
===========================================================================

IT Consulting & Services-0.76%

Affiliated Computer Services, Inc.-Class A(a)     450,000        20,722,500
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

Managed Health Care-2.94%

Aetna Inc.                                        350,000    $   14,105,000
---------------------------------------------------------------------------
Anthem, Inc.(a)                                   250,000        15,750,000
---------------------------------------------------------------------------
Caremark Rx, Inc.(a)                              550,000         9,735,000
---------------------------------------------------------------------------
UnitedHealth Group Inc.                           300,000        27,285,000
---------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                 175,000        13,161,750
===========================================================================
                                                                 80,036,750
===========================================================================

Motorcycle Manufacturers-0.67%

Harley-Davidson, Inc.                             350,000        18,305,000
===========================================================================

Multi-Line Insurance-1.85%

American International Group, Inc.                650,000        40,657,500
---------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     250,000         9,875,000
===========================================================================
                                                                 50,532,500
===========================================================================

Networking Equipment-1.64%

Cisco Systems, Inc.(a)                          4,000,000        44,720,000
===========================================================================

Office Services & Supplies-0.34%

Avery Dennison Corp.                              150,000         9,336,000
===========================================================================

Oil & Gas Drilling-1.25%

ENSCO International Inc.                          250,000         6,760,000
---------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)              500,000        17,485,000
---------------------------------------------------------------------------
Transocean Inc.                                   450,000         9,891,000
===========================================================================
                                                                 34,136,000
===========================================================================

Oil & Gas Equipment & Services-0.37%

Schlumberger Ltd. (Netherlands)                   250,000        10,027,500
===========================================================================

Oil & Gas Exploration & Production-0.37%

Devon Energy Corp.                                200,000        10,100,000
===========================================================================

Packaged Foods & Meats-0.34%

Sara Lee Corp.                                    400,000         9,132,000
===========================================================================

Personal Products-0.38%

Gillette Co. (The)                                350,000        10,458,000
===========================================================================

Pharmaceuticals-9.78%

Forest Laboratories, Inc.(a)                      100,000         9,799,000
---------------------------------------------------------------------------
Johnson & Johnson                                 950,000        55,812,500
---------------------------------------------------------------------------
Lilly (Eli) & Co.                                 400,000        22,200,000
---------------------------------------------------------------------------
Pfizer Inc.                                     1,000,000        31,770,000
---------------------------------------------------------------------------
Pharmacia Corp.                                 2,250,000        96,750,000
---------------------------------------------------------------------------
Wyeth                                           1,500,000        50,250,000
===========================================================================
                                                                266,581,500
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

Property & Casualty Insurance-0.42%

XL Capital Ltd.-Class A (Bermuda)                 150,000    $   11,422,500
===========================================================================

Restaurants-0.74%

Starbucks Corp.(a)                                450,000        10,687,500
---------------------------------------------------------------------------
Wendy's International, Inc.                       300,000         9,504,000
===========================================================================
                                                                 20,191,500
===========================================================================

Semiconductor Equipment-6.45%

Applied Materials, Inc.(a)                      6,500,000        97,695,000
---------------------------------------------------------------------------
KLA-Tencor Corp.(a)                               400,000        14,252,000
---------------------------------------------------------------------------
Lam Research Corp.(a)                           1,300,000        16,367,000
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)                       1,500,000        47,400,000
===========================================================================
                                                                175,714,000
===========================================================================

Semiconductors-6.95%

Analog Devices, Inc.(a)                         1,250,000        33,500,000
---------------------------------------------------------------------------
Intel Corp.                                     1,700,000        29,410,000
---------------------------------------------------------------------------
Linear Technology Corp.                         1,000,000        27,640,000
---------------------------------------------------------------------------
Maxim Integrated Products, Inc.                   350,000        11,144,000
---------------------------------------------------------------------------
Microchip Technology Inc.                       1,250,000        30,500,000
---------------------------------------------------------------------------
Micron Technology, Inc.(a)                      1,600,000        25,600,000
---------------------------------------------------------------------------
STMicroelectronics N.V.-New York Shares
  (Netherlands)                                   800,000        15,736,000
---------------------------------------------------------------------------
Texas Instruments Inc.                          1,000,000        15,860,000
===========================================================================
                                                                189,390,000
===========================================================================

Soft Drinks-0.51%

Coca-Cola Co. (The)                               300,000        13,944,000
===========================================================================

Specialty Chemicals-0.35%

Ecolab Inc.                                       200,000         9,650,000
===========================================================================

Specialty Stores-0.98%

Bed Bath & Beyond Inc.(a)                         750,000        26,595,000
===========================================================================

Systems Software-5.22%

Computer Associates International, Inc.         1,000,000        14,860,000
---------------------------------------------------------------------------
Microsoft Corp.(a)                              2,000,000       106,940,000
---------------------------------------------------------------------------
Oracle Corp.(a)                                 2,000,000        20,380,000
===========================================================================
                                                                142,180,000
===========================================================================

Telecommunications Equipment-0.38%

QUALCOMM Inc.(a)                                  300,000        10,356,000
===========================================================================

Tobacco-0.52%

Philip Morris Cos. Inc.                           350,000        14,262,500
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

Wireless Telecommunication Services-0.79%

AT&T Wireless Services Inc.(a)                  1,500,000    $   10,305,000
---------------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)          1,000,000        11,280,000
===========================================================================
                                                                 21,585,000
===========================================================================
    Total Common Stocks & Other Equity
       Interests (Cost $2,799,876,312)                        2,682,624,809
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

Money Market Funds-2.68%

STIC Liquid Assets Portfolio(c)                36,578,212    $   36,578,212
---------------------------------------------------------------------------
STIC Prime Portfolio(c)                        36,578,212        36,578,212
===========================================================================
    Total Money Market Funds (Cost
       $73,156,424)                                              73,156,424
===========================================================================
TOTAL INVESTMENTS-101.08% (Cost
  $2,873,032,736)(d)                                          2,755,781,233
===========================================================================
OTHER ASSETS LESS LIABILITIES-(1.08%)                           (29,484,351)
===========================================================================
NET ASSETS-100.00%                                           $2,726,296,882
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Non-income producing security.

(b) A portion of this security is subject to call options written. See Note 7.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

(d) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended October 31, 2002.

                                                                            CHANGE IN
                           MARKET VALUE     PURCHASE         SALES         UNREALIZED      MARKET VALUE    DIVIDEND    REALIZED
                            10/31/2001       AT COST        AT COST       APPR./(DEPR.)     10/31/2002      INCOME   GAIN/(LOSS)
                           ======================================================================================================
   Blockbuster Inc.-Class
   A                       $14,471,160     $66,246,373    $(78,186,855)    $(2,530,678)    $         -     $35,090   $(11,465,501)

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost $2,873,032,736)*    $2,755,781,233
---------------------------------------------------------------------
Foreign currencies, at value (cost $127)                          128
---------------------------------------------------------------------
Receivables for:
  Investments sold                                         86,174,507
---------------------------------------------------------------------
  Fund shares sold                                            748,513
---------------------------------------------------------------------
  Dividends                                                 1,728,725
---------------------------------------------------------------------
Investment for deferred compensation plan                     159,752
---------------------------------------------------------------------
Collateral for securities loaned                           48,365,000
---------------------------------------------------------------------
Other assets                                                  498,784
=====================================================================
     Total assets                                       2,893,456,642
_____________________________________________________________________
=====================================================================


LIABILITIES:

Payables for:
  Investments purchased                                   105,798,488
---------------------------------------------------------------------
  Fund shares reacquired                                    8,813,795
---------------------------------------------------------------------
  Options written (premiums received $585,867)                541,250
---------------------------------------------------------------------
  Deferred compensation plan                                  159,752
---------------------------------------------------------------------
  Collateral upon return of securities loaned              48,365,000
---------------------------------------------------------------------
Accrued distribution fees                                   1,661,024
---------------------------------------------------------------------
Accrued trustees' fees                                          2,610
---------------------------------------------------------------------
Accrued transfer agent fees                                 1,341,608
---------------------------------------------------------------------
Accrued operating expenses                                    476,233
=====================================================================
     Total liabilities                                    167,159,760
=====================================================================
Net assets applicable to shares outstanding            $2,726,296,882
_____________________________________________________________________
=====================================================================

NET ASSETS:

Class A                                                $2,104,660,220
_____________________________________________________________________
=====================================================================
Class B                                                $  533,223,559
_____________________________________________________________________
=====================================================================
Class C                                                $   86,454,751
_____________________________________________________________________
=====================================================================
Class R                                                $       75,548
_____________________________________________________________________
=====================================================================
Institutional Class                                    $    1,882,804
_____________________________________________________________________
=====================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                                   222,166,712
_____________________________________________________________________
=====================================================================
Class B                                                    60,468,715
_____________________________________________________________________
=====================================================================
Class C                                                     9,794,273
_____________________________________________________________________
=====================================================================
Class R                                                         7,975
_____________________________________________________________________
=====================================================================
Institutional Class                                           190,038
_____________________________________________________________________
=====================================================================
Class A:
  Net asset value per share                            $         9.47
---------------------------------------------------------------------
  Offering price per share:
     (Net asset value of $9.47 divided by 94.50%)      $        10.02
_____________________________________________________________________
=====================================================================
Class B:
  Net asset value and offering price per share         $         8.82
_____________________________________________________________________
=====================================================================
Class C:
  Net asset value and offering price per share         $         8.83
_____________________________________________________________________
=====================================================================
Class R:
  Net asset value and offering price per share         $         9.47
_____________________________________________________________________
=====================================================================
Institutional Class:
  Net asset value and offering price per share         $         9.91
_____________________________________________________________________
=====================================================================


* At October 31, 2002, securities with an aggregate market value of $47,963,220 were on loan to brokers.
Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $167,474)                                           $    25,641,915
---------------------------------------------------------------------
Dividends from affiliated money market funds                2,003,666
---------------------------------------------------------------------
Interest                                                       79,513
---------------------------------------------------------------------
Security lending income                                       568,605
=====================================================================
     Total investment income                               28,293,699
=====================================================================

EXPENSES:

Advisory fees                                              26,086,537
---------------------------------------------------------------------
Administrative services fees                                  450,564
---------------------------------------------------------------------
Custodian fees                                                267,075
---------------------------------------------------------------------
Distribution fees -- Class A                                9,600,534
---------------------------------------------------------------------
Distribution fees -- Class B                                7,658,196
---------------------------------------------------------------------
Distribution fees -- Class C                                1,234,983
---------------------------------------------------------------------
Distribution fees -- Class R                                       43
---------------------------------------------------------------------
Transfer agent fees                                        14,162,876
---------------------------------------------------------------------
Transfer agent fees -- Institutional Class                      2,990
---------------------------------------------------------------------
Trustees' fees                                                 22,833
---------------------------------------------------------------------
Other                                                       1,291,447
=====================================================================
     Total expenses                                        60,778,078
=====================================================================
Less: Fees waived                                             (28,985)
---------------------------------------------------------------------
    Expenses paid indirectly                                  (62,973)
=====================================================================
    Net expenses                                           60,686,120
=====================================================================
Net investment income (loss)                              (32,392,421)
=====================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                  (810,794,403)
---------------------------------------------------------------------
  Foreign currencies                                         (315,885)
---------------------------------------------------------------------
  Futures contracts                                        10,637,350
---------------------------------------------------------------------
  Option contracts written                                  3,889,123
=====================================================================
                                                         (796,583,815)
=====================================================================
Change in net unrealized appreciation (depreciation)
  of:
  Investment securities                                  (252,798,311)
---------------------------------------------------------------------
  Foreign currencies                                          413,050
---------------------------------------------------------------------
  Futures contracts                                         6,153,088
---------------------------------------------------------------------
  Option contracts written                                     44,617
=====================================================================
                                                         (246,187,556)
=====================================================================
Net gain (loss) from investment securities, foreign
  currencies, futures contracts and option contracts   (1,042,771,371)
=====================================================================
Net increase (decrease) in net assets resulting from
  operations                                          $(1,075,163,792)
_____________________________________________________________________
=====================================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                   2002               2001
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (32,392,421)   $   (51,530,302)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                    (796,583,815)    (2,619,839,284)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, futures
    contracts and option contracts                               (246,187,556)    (2,503,372,023)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (1,075,163,792)    (5,174,741,609)
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                  --     (1,121,031,643)
------------------------------------------------------------------------------------------------
  Class B                                                                  --       (257,775,222)
------------------------------------------------------------------------------------------------
  Class C                                                                  --        (40,618,148)
------------------------------------------------------------------------------------------------
  Institutional Class                                                      --         (2,238,331)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (1,064,806,254)       270,194,498
------------------------------------------------------------------------------------------------
  Class B                                                        (180,109,268)       174,387,701
------------------------------------------------------------------------------------------------
  Class C                                                         (30,575,415)        38,305,460
------------------------------------------------------------------------------------------------
  Class R                                                              72,385                 --
------------------------------------------------------------------------------------------------
  Institutional Class                                              (5,419,461)          (703,710)
================================================================================================
    Net increase (decrease) in net assets                      (2,356,001,805)    (6,114,221,004)
================================================================================================

NET ASSETS:

  Beginning of year                                             5,082,298,687     11,196,519,691
================================================================================================
  End of year                                                 $ 2,726,296,882    $ 5,082,298,687
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 6,266,669,716    $ 7,580,212,372
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (437,153)          (433,499)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (3,422,728,820)    (2,626,460,881)
------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies, futures contracts and
    option contracts                                             (117,206,861)       128,980,695
================================================================================================
                                                              $ 2,726,296,882    $ 5,082,298,687
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares and Institutional Class shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $28,985. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $450,564 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $7,929,845 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B, Class C and Class R shares paid $9,600,534, $7,658,196, $1,234,983 and $43, respectively.

  AIM Distributors retained commissions of $482,681 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $39,755, $181, $21,916 and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B, Class C and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $16,256 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.
NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $62,514 and reductions in custodian fees of $459 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $62,973.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.
NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $47,963,220 were on loan to brokers. The loans were secured by cash collateral of $48,365,000 received by the Fund and subsequently invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2002, the Fund received fees of $568,605 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2002 are summarized as follows:

                                      CALL OPTION CONTRACTS
                                     ------------------------
                                     NUMBER OF     PREMIUMS
                                     CONTRACTS     RECEIVED
-------------------------------------------------------------
Beginning of year                          --     $        --
-------------------------------------------------------------
Written                                45,149       8,998,111
-------------------------------------------------------------
Closed                                (40,828)     (7,924,598)
-------------------------------------------------------------
Exercised                              (1,821)       (487,646)
=============================================================
End of year                             2,500     $   585,867
_____________________________________________________________
=============================================================


  Open call option contracts written at October 31, 2002 were as follows:

                                                       OCTOBER 31,
                                                          2002         UNREALIZED
            CONTRACT   STRIKE   NUMBER OF   PREMIUMS     MARKET       APPRECIATION
ISSUE        MONTH     PRICE    CONTRACTS   RECEIVED      VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------------
Electronic
  Arts
  Inc.       Dec-02     $70       1,500     $378,873    $333,750        $45,123
-----------------------------------------------------------------------------------
Zimmer
 Holdings,
  Inc.       Nov-02      40       1,000      206,994     207,500           (506)
===================================================================================
                                  2,500     $585,867    $541,250        $44,617
___________________________________________________________________________________
===================================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                       2002          2001
--------------------------------------------------------------
Distributions paid from long-term
  capital gain                         $ --     $1,421,300,129
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $  (217,806,596)
--------------------------------------------------------------
Temporary book/tax differences                        (437,153)
--------------------------------------------------------------
Capital loss carryforward                       (3,322,129,085)
--------------------------------------------------------------
Shares of beneficial interest                    6,266,669,716
==============================================================
                                               $ 2,726,296,882
______________________________________________________________
==============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales. Amount includes appreciation on foreign currencies and options contracts written of $44,643.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                                CAPITAL LOSS
EXPIRATION                                      CARRYFORWARD
-------------------------------------------------------------
October 31, 2009                               $2,559,101,338
-------------------------------------------------------------
October 31, 2010                                  763,027,747
=============================================================
                                               $3,322,129,085
_____________________________________________________________
=============================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $8,582,126,797 and $9,241,130,432, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 167,346,747
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (385,197,986)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(217,851,239)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $2,973,632,472.

NOTE 10--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, a net operating loss reclassification, and other items, on October 31, 2002, undistributed net investment income increased by $32,388,767, undistributed net realized gains increased by $315,876 and shares of beneficial interest decreased by $32,704,643. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                           2002                               2001
                                                              -------------------------------    ------------------------------
                                                                 SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       16,965,953*   $   203,558,830*    30,268,361    $   534,842,502
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        5,995,984         66,787,479     13,914,532        238,827,916
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                        1,919,777         21,362,371      4,329,075         74,411,514
-------------------------------------------------------------------------------------------------------------------------------
  Class R**                                                          7,975             72,385             --                 --
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               45,598            504,589         96,341          1,778,918
===============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                               --                 --     50,737,569      1,049,729,056
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --                 --     12,575,383        245,330,006
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --                 --      2,001,892         39,096,945
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                   --                 --         98,123          2,101,806
===============================================================================================================================
Reacquired:
  Class A                                                     (111,225,206)    (1,268,365,084)   (82,325,956)    (1,314,377,060)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (23,336,616)*     (246,896,747)*  (20,537,177)      (309,770,221)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (4,815,984)       (51,937,786)    (4,874,492)       (75,202,999)
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (438,298)        (5,924,050)      (254,314)        (4,584,434)
===============================================================================================================================
                                                              (114,880,817)   $(1,280,838,013)     6,029,337    $   482,183,949
_______________________________________________________________________________________________________________________________
===============================================================================================================================

 * Includes automatic conversion of 393,806 shares of Class B shares in the amount of $4,307,233 to 368,013 shares of Class A shares in the amount of $4,307,233.
** Class R shares commenced sales on June 3, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                         ------------------------------------------------------------------------

                                                                                  YEAR ENDED OCTOBER 31,
                                                         ------------------------------------------------------------------------
                                                            2002             2001          2000             1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    12.65       $    28.16    $    28.31       $    21.72    $    22.72
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.07)(a)        (0.10)        (0.14)(a)        (0.10)         0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (3.11)          (11.87)         3.18             8.16          2.38
=================================================================================================================================
    Total from investment operations                          (3.18)          (11.97)         3.04             8.06          2.40
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           --               --            --            (0.01)           --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --            (3.54)        (3.19)           (1.46)        (3.40)
=================================================================================================================================
    Total distributions                                          --            (3.54)        (3.19)           (1.47)        (3.40)
=================================================================================================================================
Net asset value, end of period                           $     9.47       $    12.65    $    28.16       $    28.31    $    21.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              (25.14)%         (47.38)%       10.61%           38.62%        12.34%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $2,104,660       $4,001,552    $8,948,781       $8,089,739    $6,094,178
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             1.33%(c)         1.21%         1.03%            1.03%         1.04%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          1.33%(c)         1.22%         1.07%            1.08%         1.09%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.64)%(c)       (0.56)%       (0.45)%          (0.38)%        0.07%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                         217%             240%          145%             124%          125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(c)  Ratios are based on average daily net assets of $3,200,178,207.


                                                                                   CLASS B
                                                    ---------------------------------------------------------------------

                                                                           YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------
                                                      2002           2001         2000             1999            1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  11.86       $  26.82    $    27.29       $    21.12       $  22.34
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.15)(a)      (0.21)        (0.36)(a)        (0.30)(a)      (0.15)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (2.89)        (11.21)         3.08             7.93           2.33
=========================================================================================================================
    Total from investment operations                   (3.04)        (11.42)         2.72             7.63           2.18
=========================================================================================================================
Less distributions from net realized gains                --          (3.54)        (3.19)           (1.46)         (3.40)
=========================================================================================================================
Net asset value, end of period                      $   8.82       $  11.86    $    26.82       $    27.29       $  21.12
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                       (25.63)%       (47.75)%        9.76%           37.59%         11.45%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $533,224       $922,476    $1,927,514       $1,291,456       $705,750
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      2.04%(c)       1.92%         1.78%            1.82%          1.83%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   2.04%(c)       1.93%         1.82%            1.87%          1.87%
=========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.34)%(c)     (1.27)%       (1.20)%          (1.17)%        (0.72)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                  217%           240%          145%             124%           125%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales.
(c)  Ratios are based on average daily net assets of $765,819,603.


                                                                                         CLASS C
                                                              --------------------------------------------------------------

                                                                                   YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------------
                                                               2002           2001        2000             1999         1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 11.87       $  26.85    $  27.30         $  21.14      $ 22.34
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.15)(a)      (0.21)      (0.36)(a)        (0.30)(a)    (0.15)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (2.89)        (11.23)       3.10             7.92         2.35
==============================================================================================================================
    Total from investment operations                            (3.04)        (11.44)       2.74             7.62         2.20
==============================================================================================================================
Less distributions from net realized gains                         --          (3.54)      (3.19)           (1.46)       (3.40)
==============================================================================================================================
Net asset value, end of period                                $  8.83       $  11.87    $  26.85         $  27.30      $ 21.14
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                (25.61)%       (47.77)%      9.83%           37.50%       11.54%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $86,455       $150,604    $301,590         $105,420      $23,107
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.04%(c)       1.92%       1.78%            1.82%        1.83%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.04%(c)       1.93%       1.82%            1.87%        1.87%
==============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.34)%(c)     (1.27)%     (1.20)%          (1.17)%      (0.72)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                           217%           240%        145%             124%         125%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $123,498,266.

                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               OCTOBER 31,
                                                                  2002
---------------------------------------------------------------------------
Net asset value, beginning of period                             $ 11.36
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.03)(a)
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.86)
===========================================================================
    Total from investment operations                               (1.89)
===========================================================================
Net asset value, end of period                                   $  9.47
___________________________________________________________________________
===========================================================================
Total return(b)                                                   (16.64)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $    76
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.53%(c)
---------------------------------------------------------------------------
  Without fee waivers                                               1.53%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets        (0.84)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                              217%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $20,882.


                                                                                 INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------

                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                               2002          2001       2000           1999       1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.16       $ 29.00    $ 28.96       $  22.18    $ 23.05
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.01)(a)     (0.01)     (0.06)(a)       0.02       0.10
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (3.24)       (12.29)      3.29           8.32       2.43
========================================================================================================================
    Total from investment operations                            (3.25)       (12.30)      3.23           8.34       2.53
========================================================================================================================
Less distributions:
  Dividends from net investment income                             --            --         --          (0.10)        --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         (3.54)     (3.19)         (1.46)     (3.40)
========================================================================================================================
    Total distributions                                            --         (3.54)     (3.19)         (1.56)     (3.40)
========================================================================================================================
Net asset value, end of period                                $  9.91       $ 13.16    $ 29.00       $  28.96    $ 22.18
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                (24.70)%      (47.11)%    11.07%         39.20%     12.79%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 1,883       $ 7,667    $18,634       $114,076    $72,884
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               0.82%(c)      0.69%      0.64%          0.63%      0.62%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            0.82%(c)      0.70%      0.68%          0.68%      0.67%
========================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.12)%(c)    (0.04)%    (0.04)%         0.02%      0.49%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                           217%          240%       145%           124%       125%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles.
(c)  Ratios are based on average daily net assets of $2,341,287.